    As filed with the Securities and Exchange Commission on April 28, 2005

                                                            File No. 333-106511
                                                             File No. 811-08475

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


 Registration Statement Under the Securities Act of 1933                     [X]
                       Pre-Effective Amendment No.                           [_]
                       Post-Effective Amendment No. 6                        [X]

                         and/or

For Registration Under the Investment Company Act of 1940                    [X]

                    Amendment No. 46                                         [X]
            (check appropriate box or boxes)


                      GE Capital Life Separate Account II
                          (Exact Name of Registrant)

                 GE Capital Life Assurance Company of New York
                           (Exact Name of Depositor)

                         622 Third Avenue, 33rd Floor
                           New York, New York 10017
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6910
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                 GE Capital Life Assurance Company of New York
                            6610 West Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

                               -----------------

Approximate Date of Proposed Public Offering:  April 29, 2005

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on April 29, 2005 pursuant to paragraph (b) of Rule 485



[_] on 60 days after filing pursuant to paragraph (a)(1) of Rule 485


[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:


[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Individual Scheduled Purchase Payment Variable Deferred Annuity Contracts

================================================================================

                      GE Capital Life Separate Account II
                                Prospectus For
                          Scheduled Purchase Payment
                      Variable Deferred Annuity Contracts

                                  Issued by:
                 GE Capital Life Assurance Company of New York
                         622 Third Avenue, 33rd Floor
                           New York, New York 10017

                                Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: 1-800-313-5282

--------------------------------------------------------------------------------

This prospectus gives details about the contract that you should know before investing. Please read this prospectus carefully and keep it for future reference.

This prospectus describes scheduled purchase payment variable deferred annuity contracts (the "contracts") for individuals or groups and certain qualified and non-qualified retirement plans. GE Capital Life Assurance Company of New York (the "Company," "we," "us," or "our") issues the contract.


The contract offers you the payment of periodic annuity benefits and the accumulation of Contract Value. If you satisfy certain conditions, you will receive lifetime Income Payments of a guaranteed minimum amount and the potential to receive more than the guaranteed minimum amount.


The contract requires you to make monthly payments in predetermined amounts to be eligible to receive guaranteed minimum payments at the time you annuitize the contract. We must receive these payments by a set date ("due date") each month. If we receive your payment on the due date, we will allocate your payment to a Subaccount that invests in shares of the GE Investments Funds, Inc.--Total Return Fund. If we receive your payment before its due date, we will allocate it to our Guarantee Account, which is part of our General Account, until the due date. On the due date, we will transfer that payment to the Subaccount. If we receive your payment more than 30 days after its due date, you must pay interest on that payment. In addition, you must pay any missed monthly billing fee(s). The interest (in addition to any missed monthly billing fee(s)) must be paid within one year of the transfer due date in order to retain your eligibility to receive Guaranteed Minimum Income Payments (unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule).

We anticipate that you will make your monthly payments by submitting payments to us on a monthly basis. However, we will allow you to prepay up to 13 of your monthly payments by allocating an amount equal to or less than 13 monthly payments to the Guarantee Account. We will use the amount allocated to the Guarantee Account to make your monthly payments. Amounts allocated to the Guarantee Account can never be greater than an amount equal to 13 monthly payments at any one time.

Before your Income Payments begin, you may surrender or take partial withdrawals from your contract. Amounts you surrender or partially withdraw may be subject to a surrender charge. You must repay any amount you receive from the Subaccount, plus interest, within one year of the partial withdrawal to retain your eligibility to receive Guaranteed Minimum Income Payments (unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule).

The value of your contract before your Income Payments begin, and the amount of your Income Payments (if you lose your right to receive Guaranteed Minimum Income Payments), will depend upon the investment performance of the GE Investments Funds, Inc.--Total Return Fund. You bear the risk of investment loss.

You should not purchase this contract unless you believe you can make all required payments and you intend to take your annuity benefits in the form of monthly Income Payments.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor has the SEC determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.

Your investment in the contract:

   . is Not a bank deposit

   . is Not FDIC insured

   . is Not insured or endorsed by a bank or any federal government agency

   . May go down in value

A Statement of Additional Information, dated April 29, 2005, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus.

For general information or to obtain free copies of the:

   . Statement of Additional Information;

   . annual report for the Variable Account;

   . prospectus, annual report or semi-annual report for the GE Investments
     Funds, Inc.--Total Return Fund; or

   . any required forms,

                          call us at 1-800-313-5282;

                      or write us at our Service Center:

                 GE Capital Life Assurance Company of New York
                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

The date of this prospectus is April 29, 2005.

Table of Contents



                Definitions.................................................  5

                Fee Tables..................................................  8
                   Examples................................................. 10

                Synopsis.................................................... 11

                Condensed Financial Information............................. 19

                Investment Results.......................................... 19

                Financial Statements........................................ 20

                The Company................................................. 20

                The Variable Account........................................ 21
                   The Subaccount and the GE Investments Funds, Inc.--Total
                     Return Fund............................................ 21
                   Voting Rights............................................ 23
                   Changes to the Variable Account and the Subaccount....... 24
                   Scheduled Installments to the Subaccount -- Policies and
                     Procedures............................................. 24

                The Guarantee Account....................................... 26

                The Contract................................................ 27
                   Purchasing a Contract.................................... 27
                   Ownership................................................ 28
                   Assignment............................................... 29
                   Guaranteed Minimum Income Payments....................... 29
                   Purchase Payments........................................ 30
                   Grace Period............................................. 33
                   Reinstatement............................................ 34
                   Scheduled Purchase Payments.............................. 35
                   Allocation of Purchase Payments.......................... 35
                   Valuation of Accumulation Units.......................... 36

                Surrenders and Partial Withdrawals.......................... 38

                Charges and Other Deductions................................ 43
                   Surrender Charges........................................ 44
                   Asset Charge............................................. 47
                   Monthly Billing Fee...................................... 47
                   Deductions for Taxes..................................... 47
                   Other Charges and Deductions............................. 47

                The Death Benefit........................................... 49
                   Death Benefit Upon Death of an Owner Before the
                     Annuity Commencement Date.............................. 49
                   Death Benefit Amount..................................... 49
                   Required Distributions................................... 49

                  Distribution Rules........................................ 50
                  Death Benefit After the Annuity Commencement Date......... 51

               Benefits at Annuity Commencement Date........................ 52

               Guaranteed Minimum Income Payments........................... 55
                  If the Guaranteed Minimum Income Payment is in Effect..... 55
                  Reduced Guaranteed Minimum Income Payments................ 56
                  If the Guaranteed Minimum Income Payment is Not in Effect. 57

               Optional Payment Plans....................................... 58

               Federal Tax Matters.......................................... 60
                  Introduction.............................................. 60
                  Taxation of Non-Qualified Contracts....................... 60
                  Qualified Retirement Plans................................ 64
                  Federal Income Tax Withholding............................ 68
                  State Income Tax Withholding.............................. 69
                  Tax Status of the Company................................. 69
                  Changes in the Law........................................ 69

               Requesting Payments.......................................... 70

               Sales of the Contract........................................ 72

               Additional Information....................................... 75
                  Owner Questions........................................... 75
                  Return Privilege.......................................... 75
                  State Regulation.......................................... 75
                  Records and Reports....................................... 75
                  Other Information......................................... 76
                  Legal Matters............................................. 76

               Table of Contents -- Statement of Additional Information

Definitions

                      The following defined terms are used throughout this prospectus:

                      Accumulation Period -- The period from the date your contract is issued until the date Income Payments begin.

                      Accumulation Unit -- An accounting unit of measure we use to calculate the value of the Subaccount until the date Income Payments begin.

                      Adjustment Account -- An account that we establish for each contract to keep track of the cumulative amount, if any, by which the Calculated Level Monthly Benefits fall short of the Guaranteed Minimum Income Payments.

                      Annual Variable Annuity Benefit -- The Income Payment calculated annually by multiplying the number of Annuity Units for a contract by the Annuity Unit value as of the Annuity Commencement Date and each anniversary of the Annuity Commencement Date.

                      Annuitant/Joint Annuitant -- The person(s) named in the contract whose age and, where appropriate, gender, determine Monthly Income Payments. The Owner must also be named as the Annuitant unless the Owner is not a natural person.

                      Annuity Commencement Date -- The date Income Payments are scheduled to begin as chosen at the time of application. This date must be a date at least 10 years from the date the contract is issued and may not be changed once the contract is issued.

                      Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent Annual Variable Annuity Benefit.

                      Annuity Year -- The twelve month period beginning on the Annuity Commencement Date or any anniversary of that date thereafter.

                      Calculated Level Monthly Benefit -- One-twelfth of the Annual Variable Annuity Benefit plus level interest over a twelve month period.

                      Code -- The Internal Revenue Code of 1986, as amended.

                      Contract Date -- The date we issue your contract. Your Contract Date is shown on your contract's data pages.

                      Contract Value -- The sum of your contract's Guarantee Account Value and the Subaccount Value.

                      Contract Year -- Each one year period of time beginning on the date your contract is issued and ending on the contract anniversary date. The next contract year will begin on that contract anniversary date and commence on the next contract anniversary date and so on.

                      Death Benefit -- The benefit payable under a contract upon the death of any Owner (or the Annuitant if the Owner is a non-natural person) before the Annuity Commencement Date.

                      Designated Beneficiary(ies) -- The person(s) or entity(ies) designated by the Owner to receive the Death Benefit.



                      General Account -- Assets of the Company other than those allocated to the Variable Account or any other segregated asset account of the Company.

                      Guarantee Account -- An account established in our General Account to hold certain amounts under the contracts as described in this prospectus. The Guarantee Account is not part of and does not depend on the investment performance of the Variable Account.


                      Guarantee Account Value -- Your Guarantee Account Value equals Purchase Payments allocated to the Guarantee Account plus interest credited on those payments (or transfers), minus transfers and/or partial withdrawals made from the Guarantee Account (including, any premium tax and surrender charges assessed).


                      Guaranteed Minimum Income Payment -- The minimum amount of each monthly Income Payment paid to you upon annuitization of the contract, provided Scheduled Installments have been made to the Subaccount in accordance with the terms of the contract.

                      Income Payment -- One of a series of payments made under either monthly income payments at the Annuity Commencement Date or one of the Optional Payment Plans.

                      Monthly Due Date -- The date each month on which Scheduled Installments and Scheduled Purchase Payments are due. This date is the same day in each month as your Contract Date. If the Monthly Due Date is the 29th, 30th or 31st of a month, then for months without such dates, the last day of that month is the Monthly Due Date. In addition, if the Monthly Due Date falls on any date when the New York Stock Exchange is closed, the amount of the Scheduled Installment, if received, will be allocated to the Subaccount on the next Valuation Day.

                      Non-Qualified Contract -- A contract which is not issued in connection with a retirement plan which receives special tax treatment under the Code.

                      Owner -- The person or persons (in the case of Joint Owners) entitled to exercise all ownership rights stated in the contract. The Owners are shown on the contract's data pages. "You" or "your" refers to the Owner or Joint Owners.

                      Portfolio -- The GE Investments Funds, Inc.--Total Return Fund.

                      Purchase Payment -- Any payment applied to the contract.

                      Qualified Contract -- A contract which qualifies for favorable tax treatment under the Code.

                      Scheduled Installment -- The amount required to be transferred or paid to the Subaccount on the Monthly Due Date in order to keep the Guaranteed Minimum Income Payment in effect.

                      Scheduled Purchase Payment -- The monthly Purchase Payment we require on the Monthly Due Date to ensure that the Scheduled Installment for that month is paid. This amount is shown on your contract's data pages.

                      Subaccount -- A division of the Variable Account which invests exclusively in shares of the GE Investments Funds, Inc.--Total Return Fund.

                      Subaccount Value -- The Subaccount Value is equal to:

                         . the sum of all Scheduled Installments made to the
                           Subaccount; plus

                         . amounts adjusted for the reinvestment of dividends;
                           plus or minus

                         . net capital gains or losses (realized or
                           unrealized); minus

                         . any contract charges (including any premium tax and
                           surrender charges assessed); plus or minus

                         . partial withdrawals repaid to or taken from the
                           Subaccount.

                      Surrender Value -- The value of the contract as of the date we receive your written request for surrender at our Service Center, less any applicable premium tax and surrender charge, if applicable.

                      Valuation Day -- Each day the New York Stock Exchange is open for regular trading, except for days that the GE Investments Funds, Inc.--Total Return Fund does not value its shares.

                      Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

                      Variable Account -- GE Capital Life Separate Account II, a separate account we established to receive and invest the Scheduled Installments you make under this contract, in addition to amounts received from other variable annuity contracts we issue.

Fee Tables

                      The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.


Contract Owner Transaction Expenses
-----------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase Contract Year in which Surrender Charge (as
 payments withdrawn or surrendered)           surrender or partial   a percentage of the
                                              withdrawal is made     lesser of Scheduled
                                                                     Installments made to
                                                                     date, not previously
                                                                     withdrawn and the
                                                                     amount withdrawn or
                                                                     surrendered)/1/
                                              -------------------------------------------
                                                        1                     9%
                                                        2                     8%
                                                        3                     7%
                                                        4                     6%
                                                        5                     5%
                                                        6                     4%
                                                        7                     3%
                                                        8                     2%
                                                    9 or after                1%
-----------------------------------------------------------------------------------------
  Annual Interest Rate Charged on
   Missed Scheduled Installments/2/                                           6%
-----------------------------------------------------------------------------------------
  Annual Interest Rate Charged on
   Missed Withdrawal Repayments/3/                                            6%
-----------------------------------------------------------------------------------------
  Monthly Billing Fee/4/                                                    $10.00
-----------------------------------------------------------------------------------------

                    /1/ Withdrawals repaid within 12 months are not considered withdrawals for the purposes of the surrender charge calculation. A surrender charge will not be assessed if the Surrender Value is applied to Optional Payment Plan 1 or Optional Payment Plan 2 (with a period certain of 10 or more years).

                    /2/ If a Scheduled Installment remains in default past the end of the applicable grace period, a charge will be assessed to the amount in default at an effective annual rate of 6%.

                    /3/ You must repay the amount of any withdrawals from the
                        Subaccount plus any applicable interest on the amount received within one year from the date of the partial withdrawal, but no later than the Annuity Commencement Date in order to retain your eligibility to receive Guaranteed Minimum Income Payments, unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule. If any repayment of a withdrawal is not made by the Monthly Due Date next following the date of the partial withdrawal, you will be assessed a charge at an effective annual rate of 6% on the total amount withdrawn from the Subaccount, not yet repaid.

                    /4/ A $10.00 monthly billing fee will be assessed with all direct billed Scheduled Purchase Payments. This $10.00 fee is in addition to any required Scheduled Purchase Payment. The $10.00 monthly billing fee is taken prior to allocation of assets in the Subaccount.

                      The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

                 Periodic Charges Other Than Portfolio
                  Expenses
                 ----------------------------------------------
                 Variable Account Annual Expenses (as a
                  percentage of your average daily net
                  assets in the Variable Account)
                 ----------------------------------------------
                  Mortality and Expense Risk Charge       1.35%
                 ----------------------------------------------
                  Administrative Expense Charge           0.15%
                 ----------------------------------------------
                 Maximum Total Variable Account Annual
                  Expenses                                1.50%
                 ----------------------------------------------


                      For information concerning compensation paid for the sale of the contract, see "Sales of the Contract" provision of this prospectus.


                      The next item shows the total operating expenses charged by the GE Investments Funds, Inc.--Total Return Fund that you may pay periodically during the time that you own the contract. More detail concerning the fees and expenses for the GE Investments Funds, Inc.--Total Return Fund is contained in its prospectus.


                 Annual Portfolio Expenses/1/
                 ----------------------------------------------
                 Total Annual Portfolio Operating
                  Expenses                                0.49%
                 ----------------------------------------------

                    /1/ Expenses are shown as a percentage of the Portfolio
                        average daily net assets as of December 31, 2004. The Portfolio does not have any contractual fee waivers or expense reimbursements.

                      The expenses for the Portfolio are deducted by the Portfolio before it provides us with the daily net asset values. We then deduct the Variable Account charges from the net asset value in calculating the unit value of the corresponding Subaccount. Management fees and other expenses for the GE Investments Funds, Inc.--Total Return Fund are more fully described in its prospectus. Information relating to the Portfolio was provided by the Portfolio and not independently verified by us.

EXAMPLES The Examples are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, contract charges, and fees and expenses for the GE Investments Funds, Inc.--Total Return Fund.

                      The Examples show the dollar amount of expenses that would bear directly or indirectly if you:

                         . invested $10,000 in the contract for time period
                           indicated;

                         . earned a 5% annual return on your investment; and

                         . surrendered your contract at the end of the stated
                           time period.

                      As this is an Example, your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender or annuitization of the contract.


                                          1 Year    3 Years   5 Years  10 Years
                                          ------    -------   -------  --------

         Costs Based on Annual Portfolio
         Expenses                        $1,221.99 $1,684.41 $2,172.63 $3,616.71


                      The next Example uses the same assumptions as the prior Example, except that it assumes that you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.


                                             1 Year  3 Years  5 Years  10 Years
                                             ------  -------  -------  --------

             Costs Based on Annual Portfolio
             Expenses                        $321.99 $984.41 $1,672.63 $3,516.71


                      Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5% which is not guaranteed. The above Examples assume:

                         . total Variable Account annual expenses of 1.50%
                           (deducted daily at an effective annual rate of the assets in the Variable Account); and

                         . a $10.00 billing fee (charged with the initial
                           investment, but subtracted prior to allocation of assets to the Subaccount).

                      Deductions for premium taxes are not reflected, but may apply.

Synopsis

                      How does this contract work? The contract permits you to make Purchase Payments during the Accumulation Period. During this period, we invest your Purchase Payments in the Subaccount or in the Guarantee Account. Amounts allocated to the Guarantee Account may not be greater than 13 Scheduled Installments.

                      Purchase Payments received will be allocated as follows:




                      Purchase Payment Allocation Table




       Type of Payment          When Received           Where Allocated
  ---------------------------------------------------------------------------
  Scheduled Purchase Payment Monthly Due Date     Subaccount
  or portion thereof
  ---------------------------------------------------------------------------
  Scheduled Purchase Payment Before Monthly Due   Guarantee Account
  or portion thereof         Date
  ---------------------------------------------------------------------------
  Scheduled Purchase Payment After Monthly Due    Subaccount for any past due
  or portion thereof         Date                 Scheduled Installment, then
                                                  Guarantee Account for
                                                  remainder
  ---------------------------------------------------------------------------
  Purchase Payment in an     On or After Contract Guarantee Account
  Amount Greater than        Date
  Scheduled Purchase Payment
  ---------------------------------------------------------------------------


                      On the Annuity Commencement Date, we apply your Contract Value to purchase a series of Income Payments. In turn, the Income Payments will be made to you each month. Each monthly Income Payment during an Annuity Year is equal in amount. Because we base the Income Payments on Subaccount performance, the amount of the payments may change from Annuity Year to Annuity Year. However, the amount paid per month will not be less than the Guaranteed Minimum Income Payment, provided all contractual requirements have been satisfied for receipt of those guaranteed payments. See "The Contract", the "Benefits at Annuity Commencement Date" and the "Guaranteed Minimum Income Payments" provisions in this prospectus.

                      Investments in the Subaccount vary with the investment performance of the GE Investments Funds, Inc. -- Total Return Fund. Over time, we transfer Purchase Payments temporarily allocated to the Guarantee Account, plus any interest earned, to the Subaccount.

                      Certain features described in this prospectus may vary from your contract. Please refer to your contract for those benefits that apply specifically to you.

                      What are the Guaranteed Minimum Income Payments? The contract offers you guaranteed periodic annuity benefits that can protect against the adverse results of poor Subaccount performance. If you make all Scheduled Installments on time and pay back the amount of any partial withdrawal received from the Subaccount with interest within one year of the partial withdrawal (but not later than the Annuity Commencement Date selected at the time of application; the Annuity Commencement Date must be a date at least 10 years from the date the contract is issued), then we guarantee that no matter how the Subaccount performs, each monthly Income Payment you receive will never be less than the amount of the Guaranteed Minimum Income Payment.

                      Should you miss a Scheduled Installment, you may still meet the requirement for making Scheduled Installments by paying:

                        (1) any missed Scheduled Installment(s), including any
                            interest due on the missed Scheduled
                            Installment(s); and

                        (2) any missed monthly billing fees.

                      Both the missed Scheduled Installment(s), including any interest due on the missed Scheduled Installment(s), and any missed monthly billing fees, must be repaid within one year of the due date of the missed Scheduled Installment(s), but not later than the Annuity Commencement Date. The Annuity Commencement Date must be a date at least 10 years from the date the contract is issued.

                      In addition, you may not make more than 24 Scheduled Installments over the life of the contract outside of the grace period (the grace period is 30 days after the date each Scheduled Installment is due) and still be eligible for your Guaranteed Minimum Income Payments.

                      Should you fail to meet the conditions listed above, you may still be entitled to reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule under the contract (see the "Guaranteed Minimum Income Payments" section in this prospectus for additional information). If you do not meet the conditions listed above, and you are not entitled to reduced Guaranteed Minimum Income Payments under the contract, you will lose your right to Guaranteed Minimum Income Payments.

                      What happens if the right to Guaranteed Minimum Income Payments is lost? If you do not maintain the right to Guaranteed Minimum Income Payments by meeting the contractual requirements as outlined above:

                        (1) you remain subject to the Purchase Payment
                            limitations under the contract (i.e., you may not make payments in excess of all your original Scheduled Installment amounts); and

                        (2) you will NOT have Guaranteed Minimum Income
                            Payments when you annuitize the contract.

                      What are Scheduled Installments? When we issue the contract, you establish your Annuity Commencement Date, (which must be a date at least 10 years from the date the contract is issued) and we will establish a schedule of monthly payments to the Subaccount (called Scheduled Installments) during the Accumulation Period. Once established, the amount and frequency of Scheduled Installments cannot be changed.

                      When you apply for a contract, you provide us with:

                         . the length of the Accumulation Period you desire.
                           The Accumulation Period must be at least 10 years;

                         . the minimum number of years (between 10 and 50, in
                           five year increments) for which you would like income payments to be made; and

                         . one of the following items of information:

                          . the amount of the Guaranteed Minimum Income Payment
                            you want; or

                          . how much you want to pay per month.

                      We use this information to establish your Scheduled Installments.

                      Your Annuity Commencement Date must be at least 10 years from the date your contract is issued. However, you may elect to surrender your contract at any time after the issue date and receive a lump sum payment, subject to a surrender charge. After 12 months from the date the contract is issued, you may surrender your contract and elect one of the Optional Payment Plans. If you elect to surrender your contract, a surrender charge will apply unless you elect Optional Payment Plan 1 or Optional Payment Plan 2 (with a period certain of 10 or more years). Your surrender charges will be waived if you surrender your contract and apply the assets to Optional Payment Plan 1 or Optional Payment 2 (with a period certain of 10 or more years). If you elect to surrender your contract and apply the assets to any Optional Payment Plan, you will lose all rights to Guaranteed Minimum Income Payments under the contract. We will calculate any Surrender Value as of the Valuation Day your request for surrender is received at our Service Center.


                      How do I pay the Scheduled Installments? You may pay Scheduled Installments by making Scheduled Purchase Payments (Scheduled Purchase Payments may not cause assets in the Guarantee Account to be greater than an amount equal to 13 months of Scheduled Installments).





                      See the "Scheduled Purchase Payments" provision in this prospectus.

                      By paying the Scheduled Purchase Payments on time, you ensure that the Scheduled Installments are met and your right to Guaranteed Minimum Income Payments is not lost.

                      You should not purchase the contract described in this prospectus if you believe that you may not be able to make all of the Scheduled Installments.

                      May I pay my Scheduled Purchase Payments automatically? You may use electronic fund transfers to make your monthly Scheduled Purchase Payments. If you do not use electronic fund transfers for your Scheduled Purchase Payments, we will charge you a $10.00 per month billing charge. See "The Contract" provision in this prospectus.

                      How does it work if I make more than one Scheduled
                      Installment at a time?   Although we designed the
                      contract as a Scheduled Purchase Payment contract, you may make multiple Scheduled Purchase Payments provided such amount does not exceed an amount equal to 13 months of Scheduled Installments. Any amount paid that is greater than one Scheduled Installment will be allocated to the Guarantee Account. These payments will, in turn, be used to make your monthly Scheduled Installments for the number of months the payment received will allow. Amounts allocated to the Guarantee Account can never be greater than an amount equal to 13 monthly Scheduled Installments at any one time.

                      For example, if you make a payment that is equal to 13 months of your Scheduled Installments and five months later (after five Scheduled Installments have been transferred from the Guarantee Account to the Subaccount) you wish to make another subsequent Purchase Payment, you may only make a Purchase Payment equal to or less than five Scheduled Installments.


                      Is the contract available as a Qualified Contract or a Non-Qualified Contract? We designed the contract for use in connection with certain types of retirement plans that receive favorable treatment under the Code ("Qualified Contracts"). Qualified retirement plans provide their own tax deferral benefit, so there should be another reason for you to purchase the contract, aside from tax deferral. Please consult a tax adviser to determine whether this contract is an appropriate investment for the qualified retirement plan. This contract is also available in connection with retirement plans that do not qualify for such favorable treatment under the Code. Such contracts are referred to throughout this prospectus as "Non-Qualified Contracts." The information regarding the tax treatment of the contracts generally applies to Non-Qualified Contracts. Different rules and regulations may apply to contracts issued as Qualified Contracts. Please consult a qualified tax adviser for additional information.

                      What surrender charges are associated with the contract? If you surrender your contract or take partial withdrawals before your Annuity Commencement Date, we may assess a surrender charge.

                      For amounts partially withdrawn or surrendered from the contract, we will assess a surrender charge. We will determine this charge by assuming that the amount being withdrawn on the date of the partial withdrawal or surrender comes entirely from Scheduled Installments made to date and not previously withdrawn (withdrawals repaid within 12 months from the date withdrawn are not considered withdrawals for purposes of the surrender charge calculation). Depending upon the Contract Year of your partial withdrawal or surrender, the surrender charge will be anywhere from 9% to 1% of the lesser of:

                        (1) Scheduled Installments made to date and not
                            previously withdrawn (withdrawals repaid within 12 months are not considered withdrawals for purposes of the surrender charge calculation); and

                        (2) the amount withdrawn.

                      We may waive the surrender charge if you apply your Contract Value upon surrender to certain available Optional Payment Plans. See the "Charges and Other Deductions" provision in this prospectus.

                      Are there any other charges? We assess a daily charge, equal to an effective annual rate of 1.50%, against the average daily net assets of the Subaccount. This charge consists of a 0.15% administrative expense charge and a 1.35% mortality and expense risk charge.

                      A $10.00 monthly billing fee will be assessed with all direct billed Scheduled Purchase Payments.

                      If state premium taxes are assessed, we will deduct any state assessed premium taxes either:

                         . at the time your contract incurs such taxes;

                         . at surrender or distribution of the contract; or

                         . at any other time we choose.

                      Premium taxes may be taken from Purchase Payments or from proceeds at surrender, at the time of a partial withdrawal, annuitization, or death, as applicable. State premium taxes are based on the residence of the Owner at the time the tax is assessed. See the "Charges and Other Deductions" provision in this prospectus.

                      The GE Investments Funds, Inc.--Total Return Fund also has certain expenses. These include management fees and other expenses associated with its daily operations. See the provision entitled "Annual Expenses -- GE Investments Funds, Inc.--Total Return Fund, Inc." in this prospectus. In addition, these expenses are more fully described in the prospectus for the GE Investments Funds, Inc.--Total Return Fund.

                      For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision in this prospectus.

                      We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sales of the Contract" provision in this prospectus.

                      How do you calculate my monthly Income Payments? We will pay you a monthly income for life with a guaranteed minimum period beginning on the Annuity Commencement Date, provided the Annuitant is still living. The amount of your Income Payments depends on:

                         . your Contract Value;

                         . whether you are receiving Guaranteed Minimum Income
                           Payments;

                         . the age and gender of the Annuitant(s); and

                         . the specific payment plan you choose.

                      See the "Benefits at Annuity Commencement Date" provision in this prospectus.

                      What happens if an Owner dies before the Annuity Commencement Date? If any Owner dies before the Annuity Commencement Date while the contract is in force, the Joint Owner, if any becomes the sole Owner of the contract. If there is no Joint Owner, the Designated Beneficiary becomes the sole Owner of the contract. Certain distribution rules imposed by Federal tax law also will apply. However, spouses who are Designated Beneficiaries and not Joint Annuitants are not permitted spousal continuation of the contract. Under such circumstances, the distribution rules for non-spousal beneficiaries will apply. We may pay a Death Benefit to the Designated Beneficiary. See "The Death Benefit" provision in this prospectus.

                      May I surrender the contract or take a partial withdrawal? You may surrender the contract for its Surrender Value at any time before the Annuity Commencement Date. In addition, you may take partial withdrawals of at least $100 from Contract Value. If you surrender the contract or take a partial withdrawal, we may assess a surrender charge. Partial withdrawals will be made first from the Guarantee Account, then the Subaccount, unless you request otherwise.

                      You may also surrender your contract on the Annuity Commencement Date for the Contract Value as of that Valuation Day, but without any surrender charge. In order to receive the lump sum payment, you must notify us at our Service Center of your intent to receive a lump sum payment on the Annuity Commencement Date within at least 10 business days and not more than 90 days prior to the Annuity Commencement Date. You will lose any Guaranteed Minimum Income Payments upon the Annuity Commencement Date if you elect to receive a lump sum payment. You may be subject to income tax, and a 10% IRS penalty tax if you are younger than age 59 1/2 at the time of the partial withdrawal or surrender. A surrender or a partial withdrawal may also be subject to income tax withholding. In addition, taking a lump sum payment in lieu of Income Payments may have adverse tax consequences. See the "Federal Tax Matters" provision in this prospectus.

                      You must repay the amount of each partial withdrawal from the Subaccount (including any interest on the amount received at an effective annual rate of 6%), within one year of the partial withdrawal, but no later than the Annuity Commencement Date to retain your eligibility to receive Guaranteed Minimum Income Payments, unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule. Interest will be assessed from the date of the partial withdrawal to the date we receive full repayment.

                      If you repay the amount of each partial withdrawal received from the Subaccount within 12 months of the partial withdrawal, we will reimburse the Subaccount in the amount of the surrender charge we assessed when you took the partial withdrawal. The reimbursed amount will come from the assets of our General Account. Such amounts will be allocated to the Subaccount on the Valuation Day your repayment of the partial withdrawal is received. If your repayment of the partial withdrawal is received on a day when the New York Stock Exchange is not open or the Portfolio is not valuing its shares, we will allocate your repayment to the Subaccount on the next Valuation Day. Because of this reimbursement, all subsequent amounts distributed from the Subaccount will be subject to a surrender charge.

                       For example:

                       Assume you have made Scheduled Installments of $18,000 during the first Contract Year and your Contract Value is $20,000 (all of which is allocated to the Subaccount) and you then request to take a partial withdrawal of $10,000 on May 1, 2006.

                       You will receive $9,100 assuming no premium taxes or income taxes are withheld. A surrender charge of $900 ($10,000 x 9%) will be withheld by us. To reinstate your Guaranteed Minimum Income Payment, you must pay to us $9,100 plus interest at a rate of 6% before May 1, 2007 (in addition to paying your regularly Scheduled Installments).

                       On August 1, 2006 you repay $5,000 plus interest of the $9,100 received in May. We will then allocate to the Subaccount your $5,000 plus $494.51 ($900 x $5,000/$9100). Then on December 1, 2006 you repay the remaining $4,100 plus interest of the $9,100 received in May. We will then allocate to the Subaccount your $4,100 plus $405.49 ($900 x $4100/$9100).

                      Partial withdrawals from the Guarantee Account do not have to be repaid to receive your Guaranteed Minimum Income Payment. In addition, partial withdrawals may reduce your Death Benefit. See "The Death Benefit" provision in this prospectus.

                      For more information on surrenders and partial withdrawals, see the "Surrenders and Partial Withdrawals" provision in this prospectus.


                      Do I have a return privilege? Yes. You have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus or to your registered representative within 15 days after its delivery (or longer if required by applicable law) and we will cancel the contract.



                      If you exercise this right, we will cancel the contract as of the Valuation Day we receive your contract with your written request to cancel. Upon receipt of such information, we will send you a refund equal to your Contract Value plus any deductions we have made from your Purchase Payments before their allocation to the contract. See the "Additional Information -- Return Privilege" provision in this prospectus. See "The Contract" provision in this prospectus for additional information.





                      What are the Federal tax implications of my investment in the contract? Generally all investment earning under the contract are tax-deferred until withdrawn or until Income Payments begin. A distribution from the contract, which includes a full surrender or a partial withdrawal, or a payment of a death benefit, will generally result in taxable income if there has been an increase in Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Federal Tax Matters" provision of this prospectus.

Condensed Financial Information

                      The value of an Accumulation Unit is determined on the basis of changes in the per share value of the GE Investments Funds, Inc. -- Total Return Fund and the assessment of Variable Account charges. The Accumulation Unit value information for Accumulation Units outstanding for the period ended December 31, 2004 are as follows:


                                                               Number of
                              Accumulation     Accumulation  Accumulation
                              Unit Value at    Unit Value at   Units at
Subaccount                 Beginning of Period End of Period End of Period Year
-------------------------------------------------------------------------------
GE Investments Funds, Inc.
-------------------------------------------------------------------------------
  Total Return Fund              $10.91           $11.63        32,826     2004
                                  10.00            10.91            --     2003
-------------------------------------------------------------------------------


Investment Results

                      At times, the Variable Account may present its investment results or compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher.

                      Total returns assume an initial investment of $1,000 and include the reinvestment of all dividends and capital gains of the GE Investments Funds, Inc. -- Total Return Fund and the deduction of Portfolio charges and expenses, the contract's mortality and expense risk charge and the administrative expense charge. Standardized total returns also reflect surrender charges and a $10.00 billing fee. Non-standardized returns do not reflect charges for the $10.00 billing fee. Premium taxes are not reflected in any of the calculations, but may apply. See the Statement of Additional Information for further information.

Financial Statements


                      The financial statements for the Company and the Variable Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call 1-800-313-5282 or write to our Service Center at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

The Company

                      We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer life insurance policies and annuity contracts. We do business in the State of New York. Our Home Office is located at 622 Third Avenue, 33rd Floor, New York, New York 10017. Our Service Center is located at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

                      Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation. Genworth Financial, Inc. directly owns GNA Corporation. Genworth Financial, Inc. is indirectly owned by General Electric Company. The GE Investments Funds, Inc. are also indirectly owned by the General Electric Company and therefore, the Company, Capital Brokerage Corporation and the GE Investments Funds, Inc. are affiliated companies.

                      We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

The Variable Account

                      We established the Variable Account as a separate investment account on April 1, 1996. The Variable Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Variable Account to support the contract as well as for other purposes permitted by law.


                      Currently, only one Subaccount of the Variable Account is available under the contract. The Subaccount invests exclusively in shares of the GE Investments Funds, Inc.--Total Return Fund.


                      The assets of the Variable Account belong to us. Nonetheless, we do not charge the assets in the Variable Account with liabilities arising out of any other business which we may conduct. The assets of the Variable Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Variable Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Variable Account are credited to or charged against the Variable Account without regard to the income, gains, or losses arising out of any other business we may conduct.

                      We registered the Variable Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Variable Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Variable Account by the SEC. You assume the full investment risk for all amounts you allocate to the Variable Account.

THE SUBACCOUNT        There is one Subaccount of the Variable Account which
AND THE               corresponds to the GE Investments Funds, Inc. -- Total
GE INVESTMENTS        Return Fund offered in the contract. The GE Investments
FUNDS, INC. -- TOTAL  Funds, Inc. -- Total Return Fund is registered with the
RETURN FUND           SEC as an open-end management investment company under
                      the 1940 Act.

                      Before investing in the contract, carefully read the prospectus for the GE Investments Funds, Inc. -- Total Return Fund, along with this prospectus. We summarize the investment objective of the GE Investments Funds, Inc. -- Total Return Fund in the following paragraph. There is no assurance that the GE Investments Funds, Inc. -- Total Return Fund will meet this objective. We do not guarantee any minimum value for the amounts allocated to the Variable Account. You bear the investment risk of investing in the GE Investments Funds, Inc. -- Total Return Fund.

                      The investment objective and adviser to the GE Investments Funds, Inc.--Total Return Fund is as follows:

      Investment Objective                            Adviser
      --------------------------------------------------------------------
      Seeks the highest total return,     GE Asset Management Incorporated
      composed of current income and
      capital appreciation, as is
      consistent with prudent investment
      risk.
      --------------------------------------------------------------------

                      We will purchase shares of the GE Investments Funds, Inc.--Total Return Fund at net asset value and direct them to the Subaccount. We will redeem sufficient shares of the GE Investments Funds, Inc.--Total Return Fund at net asset value to pay Death Benefits, surrender proceeds, and partial withdrawals, to make Income Payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the GE Investments Funds, Inc.--Total Return Fund in shares of the GE Investments Funds, Inc.--Total Return Fund at its net asset value on the date of distribution. In other words, we do not pay dividends or capital gains of the GE Investments Funds, Inc.--Total Return Fund to Owners as additional units, but instead reflect them in unit values.

                      Shares of the GE Investments Funds, Inc.--Total Return Fund are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

                      When the GE Investments Funds, Inc.--Total Return Fund sells its shares both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When the GE Investments Funds, Inc.--Total Return Fund sells its shares to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

                      The GE Investments Funds, Inc.--Total Return Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in the GE Investments Funds, Inc.--Total Return Fund could conflict. The Board of Directors of the GE Investments Funds, Inc.--Total Return Fund will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectus for the GE Investments Funds, Inc.--Total Return Fund for additional information.

                      We have entered into an agreement with the GE Asset Management Incorporated ("GEAM") under which GEAM pays us a fee for administrative and other services we provide relating to the GE Investments Funds, Inc.--Total Return Fund. The fees are based upon a percentage of the average annual aggregate net amount we have invested in the GE Investments Funds, Inc.--Total Return Fund on behalf of the Variable Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. The amount received from GEAM for the assets allocated to the GE Investments Funds, Inc. -- Total Return Fund from the Variable Account during 2004 was 0.35%. Payment of these amounts is not an additional charge to you by the GE Investments Funds, Inc. -- Total Return Fund or by us, but comes from GEAM.


                      In addition to the asset-based payments for administrative and other services described above, GEAM may also pay us, or our affiliate Capital Brokerage Corporation, amounts to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide GEAM with greater access to our wholesalers to provide training, marketing support and educational presentations.

VOTING RIGHTS         As required by law, we will vote shares of the GE
                      Investments Funds, Inc. -- Total Return Fund held in the
                      Variable Account at special shareholder meetings based on instructions from you. The voting will be done in accordance with your instructions if you have Subaccount value or are receiving variable Income Payments. However, if the law changes and we are allowed to vote in our own right, we may elect to do so.

                      Before Income Payments begin, we will determine the number of votes which an Owner has the right to cast by dividing the value in the Subaccount by the net asset value of the GE Investments Funds, Inc. -- Total Return Fund. In determining the number of votes, we will recognize fractional shares. On or after Income Payments begin, an Owner's voting interest, if any, is determined by dividing the dollar value of the liability for future variable Income Payments to be paid from the Subaccount by the net asset value of the GE Investments Funds, Inc. -- Total Return Fund. We will designate a date for this determination not more than 90 days before the shareholder meeting.

                      We will vote shares of the GE Investments Funds, Inc. -- Total Return Fund for which no timely instructions are received in the same proportion as those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

                      Whenever the GE Investments Funds, Inc. -- Total Return Fund calls a shareholder meeting, Owners with voting interests in the GE Investments Funds, Inc. -- Total Return Fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the GE Investments Funds, Inc. -- Total Return Fund will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

                      Since the GE Investments Funds, Inc. -- Total Return Fund may engage in shared funding, other persons or entities besides us may vote shares of the GE Investments Funds, Inc. -- Total Return Fund.

CHANGES TO THE        We reserve the right, within the law, to make additions,
VARIABLE              deletions and substitutions for the GE Investments Funds,
ACCOUNT AND           Inc. -- Total Return Fund. We may substitute shares of
THE SUBACCOUNT        other portfolios for shares already purchased, or to be
                      purchased in the future, under the contract. This substitution might occur if shares of the GE Investments
                      Funds, Inc. -- Total Return Fund should no longer be available, or if investment in the GE Investments Funds, Inc. -- Total Return Fund should become inappropriate for the purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the GE Investments Funds, Inc. -- Total
                      Return Fund, and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the current investment option, however, we reserve our right to do so should the current investment option become inappropriate to maintain the guarantees under the contract. We will only substitute the current investment with an equity based investment option should we exercise our right to substitute the current investment option in the future.
                      No substitution or deletion will be made to the contract without prior notice to you and before any necessary approval of the SEC in accordance with the 1940 Act.

                      We also reserve the right to establish additional subaccounts, each of which would invest in a separate portfolio of GE Investments Funds, Inc., or in shares of another investment company, with a specified investment objective. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary approval of the SEC. Not all subaccounts may be available to all classes of contracts.

                      If permitted by law, we may create new variable accounts; deregister the Variable Account under the 1940 Act in the event such registration is no longer required; manage the Variable Account under the direction of a committee; or combine the Variable Account with one of our other separate accounts of the Company. Further, to the extent permitted by applicable law, we may transfer the assets of the Variable Account to another separate account.




SCHEDULED             We have not adopted policies and procedures with regard
INSTALLMENTS TO       to frequent trading for this product. This product is
THE SUBACCOUNT --     unique compared to other variable annuity products
POLICIES AND          because it only has one Subaccount investing in one
PROCEDURES            Portfolio and transfers to that Subaccount may only be
                      made at a prescribed period for a prescribed amount.

                      In order to receive your Guaranteed Minimum Income Payments, you must make all required Scheduled Installments to the Subaccount. Scheduled Installments may only be made on the Monthly Due Date and only in an amount predetermined at the time the contract is issued. You may not transfer assets from the Subaccount to the Guarantee Account. See "The Contract -- Purchase Payments" provision in this prospectus for more information.



                      The GE Investments Funds, Inc. -- Total Return Fund may refuse Purchase Payments for any reason. In such case, if we cannot make the purchase request on the date of your Scheduled Installment, your Scheduled Installment will be made on the next Valuation Day.

The Guarantee Account


                      Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to the Variable Account and our other separate accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets in the General Account are chargeable with liabilities arising out of any business we may conduct.


                      Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in our Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures, or lack thereof, relating to the interests in the Guarantee Account and the General Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

                      We allocate Scheduled Purchase Payments received in advance of the Monthly Due Date to the Guarantee Account. We then will transfer the required amount to fund the Scheduled Installment to the Subaccount as of the Monthly Due Date.

                      In addition, any Purchase Payment received that is in an amount greater than one monthly Scheduled Installment but no greater than an amount which would cause your assets in the Guarantee Account to exceed an amount equal to 13 months of Scheduled Installments will be allocated to the Guarantee Account.

                      We determine the interest rates credited to assets in the Guarantee Account at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as Purchase Payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in the future, however, the interest rates credited will be at least the guaranteed interest rate shown in your contract.

The Contract

                      The contract is a scheduled purchase payment variable deferred annuity contract. We describe your rights and benefits below and in the contract.

PURCHASING A          You may purchase a contract through an authorized sales
CONTRACT              representative. The sales representative will send your
                      completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers will prepare and execute a contract. We then send the contract to you through your sales representative. See the "Sales of the Contract" provision in this prospectus.

                      If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial Purchase Payment, no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial Purchase Payment for no more than five business days. If the application cannot be completed within those five days, we will inform you of the reasons, and will return your initial Purchase Payment immediately (unless you specifically authorize us to keep the initial Purchase Payment until the application is complete). Once you complete your application, we must apply the initial Purchase Payment within two business days. Scheduled Purchase Payments will be applied to the Subaccount. Any amount received that is greater than one monthly Scheduled Installment amount but no greater than an amount causing your assets in the Guarantee Account to exceed 13 monthly Scheduled Installments will be allocated to the Guarantee Account. Any amount received that exceeds the amount permitted under the contract will be returned to you within 7 days. The date we apply the initial Purchase Payment becomes the Contract Date. We will apply any additional Purchase Payments received after the Contract Date on the Valuation Day on which they are received.

                      To apply for a contract, you must be of legal age in the State of New York. The person(s) designated as the Annuitant(s) must be younger than age 71.


                      We may sell the contract as Non-Qualified, as well as for use with certain qualified retirement plans. Please be aware that if you are purchasing the contract for use with a qualified retirement plan, the contract includes features such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. If you are purchasing this contract as a Qualified Contract, you should consider purchasing the contract for, example, its death benefit, income benefits, or other benefits not related to tax deferral. Please consult a tax adviser to determine whether this contract is an appropriate investment for the qualified retirement plan.

                      Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract or variable life insurance policy for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract or life insurance policy to make Scheduled Purchase Payments or subsequent Purchase Payments (provided the amount received from the 1035 exchange does not exceed 13 months of Scheduled Installments). Before making an exchange to acquire this contract, you should carefully compare this product to your current contract or policy. Your may have to pay a surrender charge under your current contract or policy to exchange it for this contract, and this contract has its own surrender charges which would apply to you. The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract or policy. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange your current contract or policy for this contract unless you determine, after evaluating all of the facts, that the exchange in your best interest. Please note that the person who sells you this contract will generally earn a commission.

OWNERSHIP             As Owner(s), you have all the rights under the contract,
                      subject to the rights of any irrevocable beneficiary.
                      Ownership rights may be restricted by court orders, child support or tax collection actions or other legal proceedings.

                      Two persons may apply for a contract as Joint Owners. Joint Owners have equal undivided interests in their contract. This means that each may exercise any ownership rights on behalf of the other except for ownership changes. Joint Owners also have the right of survivorship. This means if a Joint Owner dies, his or her interest in the contract passes to the surviving Owner. You must have our approval to add a Joint Owner after we issue the contract. Joint Owners added after the Contract Date must be spouses. We may require additional information, such as a copy of your marriage certificate, if Joint Ownership is requested after the Contract Date. During the Annuitant(s)'s life, you can change any non-natural Owner to another non-natural Owner.

                      Except for non-natural Owners, an Owner must be an Annuitant. Therefore, if two natural persons are Joint Owners, they must be Joint Annuitants, unless the contract is issued as an IRA. If the contract is issued as an IRA, there may only be one Owner, but there may be Joint Annuitants provided one of the Joint Annuitants is also the Owner. You cannot change the Annuitant(s) without our consent. If any Owner is not a natural person, a Joint Annuitant cannot be added or removed after the contract is issued.

ASSIGNMENT            An Owner of a Non-Qualified Contract may assign some or
                      all of his or her rights under the contract as collateral security for a loan. An assignment must occur before the Annuity Commencement Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Service Center, the assignment will become effective as of the date the written request was signed.

                      Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.

                      We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the Owner and the assignee regarding the proper allocation of contract rights.


                      Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% loss of the amount included in gross income.



                      Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect. See the "Federal Tax Matters" provision of this prospectus.


GUARANTEED            The contract offers you guaranteed periodic annuity
MINIMUM               benefits that can protect your investment against the
INCOME                adverse results of poor Subaccount performance. If you
PAYMENTS              make all Scheduled Installments on time and pay back the
                      amount of any partial withdrawal received from the Subaccount with interest within one year of the partial withdrawal (but not later than the Annuity Commencement
                      Date which must be a date at least 10 years from the date the contract is issued), then we guarantee that no matter how the Subaccount performs, each Monthly Income Payment you receive will never be less than the amount of the Guaranteed Minimum Income Payment.

                      Should you miss a Scheduled Installment, you may still meet the requirements for making Scheduled Installments:

                        (1) if you pay any missed Scheduled Installment(s) and
                            any missed monthly billing fee(s), with interest, within one year of the due date of the missed Scheduled Installment (but not later than the Annuity Commencement Date which must be a date at least 10 years from the date the contract is issued); and

                        (2) you make no more than 24 Scheduled Installments
                            over the life of the contract outside of the grace period (within 30 days after the date each Scheduled Installment is due).


                      Should you fail to meet the conditions listed above, you may still be entitled to reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule under the contract. See the "Guaranteed Minimum Income Payments" section later in this prospectus for additional information. If you do not meet the conditions listed above, and you are not entitled to reduced Guaranteed Minimum Income Payments under the contract, you can still receive Income Payments on the Annuity Commencement Date, but you will lose your right to the guaranteed minimum.


PURCHASE              General.  Purchase Payments received will be allocated as
PAYMENTS              follows:

                        (1) Any Scheduled Purchase Payment made on or after the
                            Monthly Due Date for purposes of satisfying a Scheduled Installment will be allocated to the Subaccount;

                        (2) Any Scheduled Purchase Payment made for purposes of
                            satisfying a Scheduled Installment, but received prior to that installment's Monthly Due Date will be allocated to the Guarantee Account until the Monthly Due Date. On the Monthly Due Date, that Purchase Payment will be transferred to the Subaccount;

                        (3) Any Purchase Payment received that is in an amount
                            greater than one monthly Scheduled Installment but no greater than an amount which would cause the assets in the Guarantee Account to be greater than that amount equal to 13 months of Scheduled Installments will be allocated to the Guarantee Account.

                      Transfers or payments to the Subaccount cannot be greater than the Scheduled Installment amount. Scheduled Installments can be made by:


                        (1) Scheduled Purchase Payments; or



                        (2) transfers from the Guarantee Account (Purchase
                            Payments made to the Guarantee Account may not cause assets in the Guarantee Account to be greater than an amount equal to 13 months of Scheduled Installments).





                      The total Purchase Payments for all contracts issued to any one Owner and/or Annuitant cannot exceed $2,000,000 without prior approval from the Company. See the "Purchase Payment Allocation Table" in the "Synopsis" provision of this prospectus for more information.

                      Establishing Scheduled Installments. We determine your right to receive the Guaranteed Minimum Income Payments in part, by the timely payment of the Scheduled Installments. Scheduled Installments are the monthly investments that you must make to the Subaccount during the Accumulation Period of your contract.

                      We establish the amount and number of Scheduled Installments when we issue your contract. Once established, the number and amount of the monthly Scheduled Installments cannot be changed. The amount and number of monthly Scheduled Installments depends in part on the amount of Guaranteed Minimum Income Payments and the Annuity Commencement Date you request at the time of application.

                      Guaranteed Minimum Income Payments and Amount of Scheduled Installments. The Guaranteed Minimum Income Payment is the minimum Monthly Income Payment we promise to pay beginning on the Annuity Commencement Date (the Annuity Commencement Date must be selected at the time of application and must be a date at least 10 years from the date the contract is issued) and continuing for the lifetime of the Annuitant(s) (or, if such Annuitant(s) dies before the end of a certain stated number of years, for that number of years) provided you have met the conditions necessary to receive the payments.


                      In the event that an Owner marries after we issue the contract, upon our approval, he or she may add their spouse as a Joint Owner and/or Joint Annuitant before the Annuity Commencement Date. If we approve the change, the amount and duration of your Scheduled Installments will not change; however, we will reduce the amount of your Guaranteed Minimum Income Payments because we expect to make such payments for a longer period of time (i.e., until the death of the last surviving spouse). The Guaranteed Minimum Income Payments will be reduced as if the spousal Joint Owner was added to the contract on the Contract Date.


                      When you apply for a contract, your application must provide us with:

                         . the Annuity Commencement Date (which may not be
                           changed after the contract is issued);

                         . the age (and for Non-Qualified Contracts, the
                           gender) of the Annuitant(s);

                         . the Accumulation Period (the Accumulation Period
                           must be at least 10 years);

                         . the minimum number of years (between 10 and 50, in
                           five year increments) for which you would like Income Payments to be made; and

                         . one of the following items of information:

                         -- the amount of the Guaranteed Minimum Income Payment
                            you want; or

                         -- how much you want to pay in Scheduled Purchase
                            Payments.

                      With either item of information, we can determine the other item.

                      You may not change your Annuity Commencement Date after your contract is issued. Your Annuity Commencement Date must be at least 10 years from the date the contract is issued.

                      When we compute the amount of your Guaranteed Minimum Income Payments that your Scheduled Installments purchase, we consider a number of factors, including:

                         . expected mortality;

                         . persistency;

                         . length of Accumulation Period;

                         . length of certain period;

                         . expected investment performance; and

                         . length of maintenance, acquisition and distribution
                           expenses.

                      Most of these factors may vary from one Owner and/or one market to another. Of the factors listed, the ones most likely to vary by market are: expected mortality, expected persistency, as well as acquisition and distribution expenses.

                      Mortality is dependent on many things, including age, gender, occupation, smoking status, socio-economic status, marital status, place of residence, etc. Age and gender are expressly reflected in the calculation of the Guaranteed Minimum Income Payment.

                      Persistency is also (or can be) impacted by age, occupation, socio-economic status, marital status, etc. Persistency is not directly used in the calculation of the Guaranteed Minimum Income Payment but is an important consideration in the pricing process that determines the level of Guaranteed Minimum Income Payment we can offer.

                      Acquisition and distribution expenses vary by the market in which the contract is sold, e.g. a group sale generally has lower distribution costs per dollar of Purchase Payment than an equivalent number of individual sales. Distribution expenses are not directly reflected in the calculation of the Guaranteed Minimum Income Payment but are an important consideration in the pricing process.

                      We will not necessarily reflect any or all of these factors in determining the Guaranteed Minimum Income Payment formula for a given market. We reserve the right to recognize the impact of these differences should we sell into markets where one or more of the factors is present.


                      Once your contract is issued and your Guaranteed Minimum Income Payments determined, the amount and number of Scheduled Installments determined necessary to obtain your Guaranteed Minimum Income Payments will not change.

                      See the "Guaranteed Minimum Income Payments" provision in this prospectus.

                      Making Scheduled Installments. You must make Scheduled Installments on the Monthly Due Date. The minimum monthly Scheduled Installment is $100. You may make Scheduled Installments to the Subaccount in one of the following ways:


                        (1) by making Scheduled Purchase Payments when due; or



                        (2) by making transfers from the Guarantee Account
                            (Purchase Payments made to the Guarantee Account may not cause assets in the Guarantee Account to be greater than an amount equal to 13 months of Scheduled Installments).




                      We allocate a Scheduled Purchase Payment received before its Monthly Due Date to the Guarantee Account. We will transfer that early payment from the Guarantee Account to the Subaccount on the Monthly Due Date. In the event that we do not receive your Scheduled Purchase Payment on or before its Monthly Due Date, we will use any Guarantee Account value to make up the missed Scheduled Purchase Payment. If the Guarantee Account value is insufficient for this purpose and the 30-day grace period has expired, then that Scheduled Installment is considered missed.


                      Transfers cannot be made to the Subaccount investing in the GE Investments Funds, Inc. -- Total Return Fund at any time other than on the Monthly Due Date. Therefore, this product due to its design and one available Subaccount will not permit frequent transfers among investment options.



GRACE PERIOD          The contract permits a 30-day grace period for the
                      payment of each Scheduled Installment. This grace period begins the day after the Monthly Due Date for the Scheduled Installment. If the Scheduled Installment remains in default past the end of the grace period, an interest rate at an effective annual rate of 6% will be charged to all outstanding amounts. If the Scheduled
                      Installment(s) remains in default past 12 months from the original due date, you will lose the right to Guaranteed
                      Minimum Income Payments unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule.

REINSTATEMENT         We will notify you of any delinquent payments on
                      subsequent billing notices. In addition, if more than 9 months have passed from the date of the missed Scheduled
                      Installment, we will send you a written notice once per month, up to the 12th month, that you are in danger of forfeiting your right to the Guaranteed Minimum Income
                      Payments. You may reinstate your right to the Guaranteed
                      Minimum Income Payment by paying the missed Scheduled
                      Installment(s), or the missing portion thereof, within the earlier of:


                        (1) one year of its Monthly Due Date; or

                        (2) the Annuity Commencement Date.

                      You also must pay us the missed Scheduled Installment(s), as well as interest at an annual rate of 6%. Interest accrues from the date of the end of the grace period for the missed Scheduled Installment(s) (or portion thereof) until the date of the next Monthly Due Date following the receipt of the payment. In addition, you must repay any missed monthly billing fees. We will notify you of the exact amount you owe.

                      We allocate Purchase Payments for the missed portion of the Scheduled Installments to the Subaccount as of the Valuation Day that we receive them.

                      We apply Purchase Payments representing less than the full amount owed in connection with a missed Scheduled Installment in the following order:

                        (1) to the missed portion of the Scheduled Installment;




                        (2) any missed monthly billing fee(s); and then



                        (3) interest on any missed Scheduled Installment(s).


                      If more than one Scheduled Installment is missed, we apply any Purchase Payment you make to pay the most recently missed Scheduled Installment (or portion thereof). We will reinstate your right to receive full Guaranteed Minimum Income Payments only after you have paid us all of your missed Scheduled Installments, all monthly billing fees, and any interest you owe on the foregoing. To retain your right to full Guaranteed Minimum Income Payments, you may make no more than 24 Scheduled Installments outside the grace period over the life of your contract. If you fail to pay any Scheduled Installment with any interest that is charged on it within one year from its Monthly Due Date (but not later than the Annuity Commencement Date which must be a date at least 10 years from the date the contract is issued), and any missed monthly billing fees, you forfeit your right to receive the Guaranteed Minimum Income Payments and you cannot reinstate it, (but may still be eligible for reduced Guaranteed Minimum

                      Income Payments pursuant to a vesting schedule in accordance with the terms of your contract). See the "Guaranteed Minimum Income Payments" provision of this prospectus.


SCHEDULED             When we issue a contract, we will send you a contract
PURCHASE              data page which includes your schedule of Scheduled
PAYMENTS              Purchase Payments. The minimum Scheduled Purchase Payment
                      is $25.00.


                      You may make Scheduled Purchase Payments through automatic transfers from your bank account (i.e., electronic fund transfers). Doing this helps ensure that you will make your Scheduled Purchase Payments on the Monthly Due Date. If you do not use electronic fund transfers to make your Scheduled Purchase Payments, we charge a monthly fee of $10.00 for sending you monthly "bills" and manually processing the payments. This $10.00 fee is in addition to any required Scheduled Purchase Payment. The $10.00 fee is taken prior to the allocation of your Scheduled Purchase Payment to the Subaccount.

                      In addition, any Purchase Payment received that is in an amount greater than one monthly Scheduled Installment but no greater than an amount which would cause your assets in the Guarantee Account to exceed an amount equal to 13 months of Scheduled Installments will be allocated to the Guarantee Account. These payments will be used to make your monthly Scheduled Installments for the number of months the payments received will allow. Amounts allocated to the Guarantee Account can never be greater than an amount equal to 13 months Scheduled Installments at any one time.

                      We will return within 7 days of receipt, any Purchase Payment (or any portion thereof) that causes the amount allocated to the Guarantee Account to exceed 13 months of Scheduled Installments. The total Purchase Payments for all contracts issued to any one Owner cannot exceed $2,000,000 without prior approval from the Company.

ALLOCATION OF         We allocate Scheduled Purchase Payments received on the
PURCHASE              Monthly Due Date, as well as any payments past due that
PAYMENTS              we receive, directly to the Subaccount on the Valuation
                      Day we receive such payment. We allocate any Scheduled
                      Purchase Payment we receive before the Monthly Due Date to the Guarantee Account, and transfer that payment to the Subaccount as of the Monthly Due Date. Any amount received that is greater than your monthly Scheduled
                      Purchase Payment will be allocated to the Guarantee
                      Account. However, Purchase Payments received must not cause your assets allocated to the Guarantee Account to exceed an amount equal to 13 Scheduled

                      Installments. Any amount received that causes the Guarantee Account to exceed 13 Scheduled Installments will be returned to you within 7 days of receipt. Amounts in the Guarantee Account will then be transferred systematically on a monthly basis to the Subaccount in the amount of your Scheduled Installments until your assets in the Guarantee Account are liquidated.

                      Purchase Payment Allocation Table


       Type of Payment          When Received           Where Allocated
  ---------------------------------------------------------------------------
  Scheduled Purchase Payment Monthly Due Date     Subaccount
  or portion thereof
  ---------------------------------------------------------------------------
  Scheduled Purchase Payment Before Monthly Due   Guarantee Account
  or portion thereof         Date
  ---------------------------------------------------------------------------
  Scheduled Purchase Payment After Monthly Due    Subaccount for any past due
  or portion thereof         Date                 Scheduled Installment, then
                                                  Guarantee Account for
                                                  remainder
  ---------------------------------------------------------------------------
  Purchase Payment in an     On or After Contract Guarantee Account
  Amount Greater than        Date
  Scheduled Purchase Payment
  ---------------------------------------------------------------------------

VALUATION OF          Upon allocation or transfer to the Subaccount, we convert
ACCUMULATION          payments into Accumulation Units. We determine the number
UNITS                 of Accumulation Units credited by dividing the dollar
                      amount directed to the Subaccount by the value of an Accumulation Unit for the Subaccount on the Valuation Day on which the Scheduled Purchase Payment is invested in the Subaccount. Therefore, Scheduled Purchase Payments allocated to the Subaccount increase the number of Accumulation Units credited to the contract.

                      Partial withdrawals, surrenders, payment of a Death Benefit, and the application of Subaccount Value to acquire Monthly Income Payments on the Annuity Commencement Date all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions relating to the event.

                      The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10.00. On any Valuation Day, we determine your Subaccount Value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

                      The net investment factor is an index used to measure the investment performance of the Subaccount from one Valuation Period to the next. The net investment factor for the Subaccount for any Valuation Period reflects the change in the net asset value per share of the GE Investments Funds, Inc.--Total Return Fund from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution. Also, we take into account a charge or credit for any reserved taxes, which we determine to have resulted from the operations of the Subaccount.

                      The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the GE Investments Funds, Inc.--Total Return Fund because of the deduction of Variable Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Surrenders and Partial Withdrawals

                      We will allow the surrender of the contract or a partial withdrawal of your Contract Value, subject to the conditions set forth below.

                      You may take a partial withdrawal or surrender at any time before the Annuity Commencement Date. Partial withdrawals must be at least $100. A partial withdrawal or surrender is effective as of the Valuation Day we receive your request at our Service Center in a form acceptable to us. Unless you request otherwise, we will take any partial withdrawal:

                        (1) first from the Guarantee Account; and

                        (2) then from the Subaccount.

                      Partial withdrawals and surrenders may be subject to surrender charges. When taking a partial withdrawal, any applicable surrender charge and/or any applicable premium tax will be taken from the amount withdrawn. See the "Charges and Deductions" provision in this prospectus. A partial withdrawal may also reduce the amount of your Death Benefit. See the "Death Benefit" provision in this prospectus.

                      You may need to make Scheduled Purchase Payments when you otherwise would not if you take partial withdrawals from the Guarantee Account, since such amounts will no longer be available for monthly Scheduled Installments.

                      You may elect to surrender your contract at any time after the issue date and receive a lump sum payment, subject to a surrender charge. After 12 months from the date the contract is issued, you may surrender your contract and elect one of the Optional Payment Plans. If you elect to surrender your contract, a surrender charge will apply unless you elect Optional Payment Plan 1 or Optional Payment Plan 2 (with a period certain of 10 or more years). Your surrender charge will be waived if you surrender your contract and apply the assets to Optional Payment Plan 1 or Optional Payment 2 (with a period certain of 10 or more years). If you elect to surrender your contract and apply the assets to any Optional Payment Plan, you will lose all rights to Guaranteed Minimum Income Payments under the contract. We will calculate any Surrender Value as of the Valuation Day your request for surrender is received at our Service Center.

                      You may also surrender your contract on the Annuity Commencement Date (which must be a date at least 10 years from the date the contract is issued) for the Contract Value as of that Valuation Day, without any surrender charge. In order to receive the lump sum payment, you must notify us at our Service Center of your intent to receive a lump sum payment on the Annuity Commencement Date within at least 10 business days and not more than 90 days prior to the Annuity Commencement Date. You will lose any Guaranteed Minimum Income Payments upon annuitization if you elect to receive a lump sum payment. If an Owner dies after notification is received, but prior to the Annuity Commencement Date, payment will be made in accordance with the "Death Benefit Upon Death of An Owner Before the Annuity Commencement Date" provision in this prospectus.

                      Partial withdrawals and surrenders may be subject to surrender charges. When taking a partial withdrawal, any applicable surrender charge and any applicable premium tax will be taken from the amount withdrawn. See the "Charges and Other Deductions" provision in this prospectus. A partial withdrawal may also reduce the amount of your Death Benefit. See "The Death Benefit" provision in this prospectus.

                      We will delay making a payment if:

                        (1) the disposal or valuation of the Variable Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Variable
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our Owners.


                      Rules and regulations of the SEC may prescribe as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since Owners will not have access to their account.



                      In addition, we are required by state law to reserve the right to defer payments from the Guarantee Account for partial withdrawals and surrenders for up to six months from the date we receive your payment request. See the "Requesting Payments" provision of this prospectus for more information on circumstances in which we may delay making payments under the contract.


                      You may be subject to an ordinary income tax and a 10% IRS penalty tax, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal. A surrender or a partial withdrawal may also be subject to income tax withholding. See the "Federal Tax Matters" provision in this prospectus.

                      Telephone Withdrawals. You may take partial withdrawals under your contract by writing us in a form acceptable to us, or calling us provided we received your prior written authorization to take partial withdrawals over the telephone at our Service Center. You only can surrender your contract by writing our Service Center.

                      We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others:

                         . requiring you or a third party you authorized to
                           provide some form of personal identification before we act on the telephone instructions;

                         . confirming the telephone transaction in writing to
                           you or a third party you authorized; and/or

                         . tape-recording telephone instructions.

                      If we do not follow reasonable procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit or prohibit telephone withdrawals.

                      To request a telephone withdrawal, please call us at 1-800-313-5282.

                      Special Note on Reliability. Please note that our telephone system may not always be available. Any telephone system, whether it is ours, yours, your service provider's or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service Center at the address listed on page 1 of this prospectus.

                      Repayment of Partial Withdrawals of Subaccount Value. To remain eligible to receive Guaranteed Minimum Income Payments (or partial Guaranteed Minimum Income Payments if you are eligible for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule in accordance with the terms of your contract), you must repay the amount of any partial withdrawal received from the Subaccount plus any applicable interest on the amount received within one year from the date of the partial withdrawal, but no later than the Annuity Commencement Date (such date must be a date at least 10 years from the date the contract is issued). If the repayment is not made by the Monthly Due Date next following the date of the partial withdrawal, we will charge you interest at an effective annual rate of 6% on the total amount withdrawn from the Subaccount.

                      It is important to understand that, because surrender charges may apply, the amount you receive from the Subaccount may not be the same as the amount we withdraw from the Subaccount. You must repay the amount you received from the Subaccount, plus interest and any premium taxes paid on the partial withdrawal. Therefore, the amount you repay includes:

                         . the amount you receive from the Subaccount; plus

                         . interest we assess on the amount withdrawn from the
                           date of the partial withdrawal until the date of repayment; plus

                         . the amount of any premium taxes assessed on amounts
                           withdrawn from the Subaccount.

                      We allocate any repayment (after deducting for interest) to the Subaccount as of the date we receive it. When you repay the amount of each partial withdrawal from the Subaccount within 12 months of the partial withdrawal, we will reimburse the Subaccount in the amount of the surrender charge taken for the repaid amount. The reimbursed amount will come from the assets of our General Account. Such amounts will be allocated to the Subaccount on the same Valuation Day your repayment of the partial withdrawal is received.

                      You should consult your tax adviser concerning repayments as we consider repayments after deducting interest charges to be new Purchase Payments for tax purposes (i.e., if the repayment is withdrawn again, that partial withdrawal will be taxed). In addition, taking a partial withdrawal may subject you to an ordinary income tax, AND a 10% IRS penalty tax if you are younger than age 59 1/2 at the time the partial withdrawal is taken. You may be subject to the income tax and penalty tax EVEN IF YOU REPAY ALL AMOUNTS OUTSTANDING. Consequently, it is very important that you consult your tax adviser prior to taking any partial withdrawals.

                      If you take multiple partial withdrawals, we will apply repayments to the most recent partial withdrawal first.

                      Partial withdrawals from the Guarantee Account do not have to be repaid to maintain your right to Guaranteed Minimum Income Payments. Generally, taking partial withdrawals from the Guarantee Account will not affect your right to receive Guaranteed Minimum Income Payments. However taking partial withdrawals from the Guarantee Account may require you to make Scheduled Purchase Payments (or higher Scheduled Purchase Payments). If such Scheduled Purchase Payments are not made, you could lose your right to receive the Guaranteed Minimum Income Payments.

                      Surrender Value. The amount payable on surrender of the contract is the Surrender Value as of the date our Service Center receives your surrender request in a form acceptable to us. The Surrender Value equals the Contract Value on the Valuation Day our Service Center receives your request, less any applicable surrender charge and any applicable premium tax charge. We will pay the Surrender Value in a lump sum, unless you elect one of the Optional Payment Plans. See the "Optional Payment Plans" provision in this prospectus. We may waive surrender charges upon surrender if you elect certain Optional Payment Plans. See the "Charges and Other Deductions" provision in this prospectus.

Charges and Other Deductions

                      We will deduct the charges described below to cover our costs and expenses, the services provided, and our risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

                         . processing applications for and issuing the
                           contracts;

                         . maintaining records;

                         . monthly billing and electronic fund transfer
                           transactions;

                         . administering Income Payments;

                         . furnishing accounting and valuation services
                           (including the calculation and monitoring of daily Subaccount values);

                         . reconciling and depositing cash receipts;

                         . providing contract confirmations and periodic
                           statements;

                         . maintaining an internet service site; and

                         . providing toll-free inquiry services.

                      The risks we assume include:

                         . the risk that the Guaranteed Minimum Income Payments
                           will exceed the calculated variable Income Payments;

                         . the risk that the Death Benefit will be greater than
                           the Surrender Value;

                         . the risk that Annuitant(s) will live longer than we
                           assumed in calculating the contract guarantees (these guarantees are incorporated in the contract and cannot be changed); and

                         . the risk that our costs in providing the services
                           will exceed our revenues from contract charges (which cannot be changed).

                      The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits stated in the contract. For example, surrender charges we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

SURRENDER             We may assess a surrender charge on partial withdrawals
CHARGES               or surrenders of Contract Value.

                      Unless we receive other instructions, we will first withdraw amounts from:

                        (1) the Guarantee Account; then

                        (2) from the Subaccount.

                      We will deduct any surrender charge from the amounts you withdraw.

                      The surrender charge for amounts partially withdrawn or surrendered from the Subaccount and/or the Guarantee Account is a percentage of the lesser of:

                        (1) Scheduled Installments made to date and not
                            previously withdrawn (partial withdrawals repaid within 12 months are not considered withdrawals for purposes of the surrender charge calculation); and

                        (2) the amount withdrawn.

                      The surrender charge percentage is as follows:

                                             Surrender Charge
                                     (as a percentage of the lesser of
               Contract Year in       Scheduled Installments made to
          which Surrender or Partial date and not previously withdrawn
              Withdrawal is Made         and the amount withdrawn)
          ------------------------------------------------------------
                      1                             9%
                      2                             8%
                      3                             7%
                      4                             6%
                      5                             5%
                      6                             4%
                      7                             3%
                      8                             2%
                 9 and after                        1%
          ------------------------------------------------------------

                      Examples:


                       Assuming:

                          . you have made Purchase Payments of $18,000;

                          . your Contract Value is $20,000 ($17,000 in the
                            Subaccount and $3,000 in the Guarantee Account), $15,000 of which is from Scheduled Installments;

                          . you request a partial withdrawal of $10,000 in
                            Contract Year 5; and

                          . you are not eligible for reduced Guaranteed Minimum
                            Income Payments.

                       Your surrender charge will be $500 (the lesser of 5% of $10,000 and 5% of $15,000). We take the partial withdrawal from the Guarantee Account ($3,000) and from the Subaccount ($7,000). You will receive a net check of $9,500 assuming there are no premium taxes or income taxes withheld. To reinstate your Guaranteed Minimum Income Payment you must repay the $6,650 to the Subaccount within 12 months of the partial withdrawal. In addition, you must pay interest to us (assessed on the $6,650 received) within 12 months of the partial withdrawal.

                      The following chart depicts the partial withdrawal.

                                                            Amount to
                                                            Reinstate
                                                            Guaranteed
                                                     Net     Minimum      Amount    Account
           Beginning           Remaining           Amount     Income      we add     Value
           Contract   Amount   Contract  Surrender Paid to   Payment      to the     After
 Account     Value   Withdrawn   Value    Charge     You   (+ Interest) Subaccount Repayment*
---------------------------------------------------------------------------------------------
Subaccount  $17,000   $ 7,000   $10,000   $(350)   $6,650     $6,650       $350     $17,000
                                                           (+ interest)
---------------------------------------------------------------------------------------------
Guarantee   $ 3,000   $ 3,000   $     0   $(150)   $2,850     $    0       $  0     $     0
Account
---------------------------------------------------------------------------------------------
Total       $20,000   $10,000   $10,000   $(500)   $9,500     $6,650       $350     $17,000
                                                           (+ interest)
---------------------------------------------------------------------------------------------

                      * Assuming no growth in the Subaccount.

                       However, if you withdraw $17,000, your surrender charge will be $750 (5% of $15,000). The remaining value in the Guarantee Account is $0 and the remaining value in the Subaccount is $3,000. You will receive a net check of $16,250 assuming there are no premium taxes or income taxes withheld. To reinstate your right to Guaranteed Minimum Income Payments you must repay to the Subaccount $13,400 within 12 months of the partial withdrawal. In addition, you must pay interest to us (assessed on the $13,400 received) within 12 months of the partial withdrawal.

                       You will not be assessed a surrender charge on any amounts withdrawn greater than the amount of Scheduled Installments made.

                      Current market conditions may affect the impact of the surrender charges on your contract.

                       Assuming the amount of Scheduled Installments made to date equals $10,000, your Contract Value equals $20,000, and you fully surrender your contract in the third Contract Year, we would assess a surrender charge of $700 (7% of $10,000) with a net check to you of $19,300 assuming there are no premium taxes or income taxes withheld. However, if there is a market decline so your Contract Value is $9,000, and you request a full surrender, we would assess a surrender charge of $630 (the lesser of 7% of $9,000 and 7% of $10,000) with a net check to you of $8,370 assuming there are no premium taxes or income taxes withheld.

                      Waiver of Surrender Charges. We will waive all surrender charges if you surrender your contract and apply your Contract Value to one of the following Optional Payment
                      Plans:

                        (1) Optional Payment Plan 1 (Life Income with Period
                            Certain); or

                        (2) Optional Payment Plan 2 (Joint Life and Survivor
                            Income).

                      If you elect one of the above Optional Payment Plans, then the amount applied to the plan will be your Contract Value, minus any premium tax.

                      See the "Optional Payment Plans" provision in this prospectus.

                      In addition, you may also surrender your contract on the Annuity Commencement Date (which must be at least 10 years from the date the contract is issued) for the Contract Value as of that Valuation Day, without any surrender charge. In order to receive the lump sum payment, you must notify us at our Service Center of your intent to receive a lump sum payment on the Annuity Commencement Date within at least 10 business days and not more than 90 days prior to your Annuity Commencement Date. You will lose any Guaranteed Minimum Income Payments upon annuitization if you elect to receive a lump sum payment. If an Owner dies after notification is received, but prior to the Annuity Commencement Date, payment will be made in accordance with the "Death Benefit Upon Death of An Owner Before the Annuity Commencement Date" provision in this prospectus.

ASSET CHARGE          We deduct from the Subaccount an amount, computed daily,
                      equal to an effective annual rate of 1.50% of the average daily net assets of the Subaccount. We assess this charge when we compute the net investment factor. The asset charge reduces the value of Accumulation Units and Annuity Units. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.35%.

MONTHLY               If you do not make your Scheduled Purchase Payment by
BILLING FEE           means of an electronic fund transfer payment, we will
                      charge a $10.00 billing fee each month. We will add the monthly billing fee to the amount of your Scheduled
                      Purchase Payment, and deduct the charge from your payment before we apply that Scheduled Purchase Payment to the Subaccount.

DEDUCTIONS            We will deduct charges for any premium tax or other tax
FOR TAXES             levied by any governmental entity either from Purchase
                      Payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract
                      (proceeds include surrenders, partial withdrawals, Income
                      Payments, and Death Benefit payments).

                      The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. The amount of premium tax assessed depends upon the laws of the state in which you reside. The premium tax generally ranges from 0.0% to 3.5%.

OTHER CHARGES         The GE Investments Funds, Inc. -- Total Return Fund
AND DEDUCTIONS        incurs certain fees and expenses. To pay for these
                      charges, the GE Investments Funds, Inc. -- Total Return
                      Fund makes deductions from its assets. The deductions are described more fully in the prospectus for the GE
                      Investments Funds, Inc. -- Total Return Fund.

                      We assess interest charges at an effective annual rate of 6% on any missed Scheduled Installment. We also assess a $10.00 monthly billing fee from the date of the missed Scheduled Installment to the date of repayment. In addition, we also assess interest at an annual effective rate of 6.0% on any partial withdrawal taken from the Subaccount. This interest is assessed from the date of the partial withdrawal until the date of the repayment. See "The Contract" and the "Surrenders and Partial Withdrawals" provisions in this prospectus.

                      We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to broker-dealers for selling the contracts. You do not directly pay these commissions, we do. We intend to recover the commissions, marketing, administrative and other expenses and the cost of contract benefits through fees and charges imposed under the contract. See the "Sales of the Contract" provision in this prospectus.

The Death Benefit

DEATH BENEFIT         If any Owner, other than a spousal Joint Owner (or
UPON DEATH OF         Annuitant, if the Owner is a non-natural person) dies
AN OWNER              before the Annuity Commencement Date, we will pay a Death
BEFORE THE            Benefit to the Designated Beneficiary. See the "Required
ANNUITY               Distributions" provision in this prospectus. The amount
COMMENCEMENT          of proceeds available is the Death Benefit.
DATE
                      We calculate the Death Benefit as of the Valuation Day that we receive due proof of death and all required forms at our Service Center. Until we receive due proof of death and all required forms, Purchase Payments, if received, will continue to be applied to the Guarantee
                      Account and/or the Subaccount, as appropriate. Further, until we receive complete written settlement instructions from the Designated Beneficiary, values adjusted for transfers will remain in the Variable Account and the Guarantee Account. The Death Benefit therefore will fluctuate with the performance of the Variable Account.

                      Upon receipt of due proof of death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to a finding of death) and all required forms, we will process the Death Benefit in accordance with your or your Designated Beneficiary's instructions, subject to distribution rules and termination of contract provisions described elsewhere.

                      Unless otherwise required to be distributed pursuant to the distribution rules stated below, we will pay Death Benefit proceeds in a lump sum unless you or your Designated Beneficiary elect one of our Optional Payment Plans. See the "Optional Payment Plans" provision in this prospectus.

DEATH BENEFIT         The Death Benefit equals the greater of:
AMOUNT
                         . the sum of Purchase Payments received minus partial
                           withdrawals as of the Valuation Day we receive due proof of death and all required forms at our Service Center; and

                         . the Contract Value as of the Valuation Day we
                           receive due proof of death and all required forms at our Service Center.


REQUIRED              In certain circumstances, federal tax law requires that
DISTRIBUTIONS         distributions be made under the contract upon the death
                      of:


                         . an Owner or Joint Owner; or

                         . the Annuitant or Joint Annuitant, if any Owner is a
                           non-natural person (i.e., an entity, such as a trust or corporation).

                      The discussion below describes the methods available for distributing the value of the contract upon death.

                      At the death of any Owner (or any Annuitant, if the Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the Designated Beneficiary:

                        (1) Owner or Joint Owner;

                        (2) Primary Beneficiary;

                        (3) Contingent Beneficiary; or

                        (4) Owner's estate.

                      If there is more than one Designated Beneficiary, we will treat each one separately in applying the distribution rules prescribed by the tax laws as briefly described in the "Distribution Rules" provision below.

DISTRIBUTION          The distributions required by federal tax law differ
RULES                 depending on whether the Designated Beneficiary is the
                      spouse of the deceased Owner (or of the Annuitant, if the contract is owned by a non-natural entity). Upon receipt of due proof of death and all required forms, the Designated Beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed below.

                         . Spouses -- If the Designated Beneficiary is the
                           surviving spouse of the deceased, and a Joint Annuitant, except under certain types of Qualified Contracts, we will continue the contract in force with the surviving spouse as the new Owner and as the sole Annuitant. For contracts issued as IRAs (or custodial IRAs), if the Designated Beneficiary is the surviving spouse of the deceased and the Joint Annuitant, then the surviving spouse (or the custodian for the benefit of the surviving spouse) may continue the contract. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In that case, the rules for non-spouses will apply. If the Designated Beneficiary is the surviving spouse of the deceased person but not a Joint Annuitant, the rules for non-spouses will apply.

                         . Non-Spouses -- If the Designated Beneficiary is not
                           the surviving spouse of the deceased person, the contract cannot be continued in force indefinitely. Instead, upon the death of any Owner (or any Annuitant, if any Owner is a non-natural entity), payments must be made to (or for the benefit of) the Designated Beneficiary under one of the following payment choices:

                            (1) receive the Death Benefit and any interest that
                                has been earned in one lump sum payment upon receipt of due proof of death and all required forms;

                            (2) receive the Death Benefit at any time during
                                the five year period following the date of death. See the "Requesting Payments" provision in this prospectus;


                            (3) apply the Death Benefit to provide an Income
                                Payment under Optional Payment Plan 1 or
                                Optional Payment Plan 2. The first Income
                                Payment must be made no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy.


                      If the Designated Beneficiary makes no choice within 30 days following receipt of due proof of death and all required forms at our Service Center, we will pay the Death Benefit at any time during the five year period following the date of death (number 2 above). We will not accept any Purchase Payments after we receive due proof of the non-spouse's death. If the Designated Beneficiary dies before we distribute the entire Death Benefit, we will pay in a lump sum any value remaining to the person named by the Designated Beneficiary. If no person is so named, we will pay the Designated Beneficiary's estate.

                      Under numbers (1) and (2) above, the contract will terminate when we pay the Death Benefit. Under number (3) above, this contract will terminate when we apply the Death Benefit to provide Income Payments.

                      Within 30 days of the date of receipt of due proof of death and all required forms, a non-spousal Joint Annuitant that is also the surviving Owner may use the proceeds from number (1) above to purchase a contract with current terms and values substantially similar to this contract, as of the date of receipt of due proof of death and all required forms, including but not limited to the Guaranteed Minimum Income Payment, the value in each investment, Scheduled Installments, Purchase Payments, and surrender charges, and the Annuity Commencement Date. Any missed Scheduled Installments will still be due.

DEATH BENEFIT         If any Annuitant dies after the Annuity Commencement
AFTER THE             Date, monthly Income Payments will be made as stated in
ANNUITY               the section discussing monthly income payments. See the
COMMENCEMENT          "Benefits at Annuity Commencement Date" provision in this
DATE                  prospectus.

Benefits at Annuity Commencement Date


                      You must select an Annuity Commencement Date on your application. In order to receive Guaranteed Minimum Income Payments under this contract, all contract requirements must be met. The Annuity Commencement Date selected at the time of application must be at least 10 years from the date the contract is issued and may not be changed once the contract is issued. This date cannot be any later than the contract anniversary following the Annuitant's 90th birthday (or younger Annuitant's 90th birthday in the case of Joint Annuitants).


                      If the sole or last surviving Annuitant is still living on the Annuity Commencement Date, and you have met all contractual requirements, we will pay you or your designated payee the monthly Income Payments that are guaranteed not to go below the minimum amount as stated on your contract's Data Pages and as described below beginning on that date unless you elected to receive payment in a lump sum. As provided in your contract, we may adjust the Annuitant(s)' age(s) used to determine the first Annual Variable Annuity Benefit, and we may deduct premium taxes from your payments.

                      Monthly Income Payments are made under a life Income Payment plan with a period certain of 10, 15, 20, 25, 30, 35, 40, 45, or 50 years. If you do not select a period certain we will use a life Income Payment plan with a 10 year period certain. If the Annuitant dies after the Annuity Commencement Date, AND monthly Income Payments were being made under a life Income Payment plan with a period certain, payments will continue to be made to the named Beneficiary(ies) until the end of the period certain. For instance, if monthly Income Payments are being paid under a life Income Payment plan with a period certain of 20 years and the Annuitant dies in the 10th year of monthly Income Payments, payments will continue to be made to the Annuitant's named Beneficiary(ies) for a period of 10 more years.

                      We determine your monthly Income Payments when the guarantee is in effect based on the Calculated Level Monthly Benefit. The Calculated Level Monthly Benefit is derived from the Annual Variable Annuity Benefit. The Calculated Level Monthly Benefit is one-twelfth of the Annual Variable Annuity Benefit plus level interest over a twelve-month period. The interest rate for each Annuity Year is the rate we declare for a twelve-month certain single purchase payment immediate fixed annuity, as of the Annuity Commencement Date or applicable Annuity Commencement Date Anniversary, for this contract.

                      The dollar amount of the first Annual Variable Annuity Benefit is a function of:

                         . the amount of your Contract Value on the Annuity
                           Commencement Date; and

                         . the annuity purchase rates shown in your contract.

                      The annuity purchase rates vary based on the age (and, for certain contracts, gender) of the Annuitant(s) as well as the certain period that was selected. Generally, the longer the life expectancy of the Annuitant(s) or the longer the certain period selected, the smaller the first Annual Variable Annuity Benefit will be. The benefit is calculated by:

                        (1) dividing the Contract Value on the Annuity
                            Commencement Date (less any applicable premium tax) by $1,000; and

                        (2) multiplying the result by the applicable annuity
                            purchase rate.

                      This amount is then "applied" to "acquire" Annuity Units. We determine the number of Annuity Units credited to a contract by dividing the dollar amount of the first Annual Variable Annuity Benefit by the Annuity Unit value for the Valuation Period ending on the Annuity Commencement Date or the first Valuation Period ending after the Annuity Commencement Date if the Annuity Commencement Date falls on a date when the New York Stock Exchange is closed or the GE Investments Funds, Inc.--Total Return Fund does not value its shares. The value of your Annuity Units changes daily as a result of the investment performance of the Subaccount.

                      We determine the dollar amount of each subsequent Annual Variable Annuity Benefit on each anniversary of the Annuity Commencement Date by multiplying the Annuity Unit value for the Valuation Period or the first Valuation Period ending after the Annuity Commencement Date if the anniversary of the Annuity Commencement Date falls on a date when the New York Stock Exchange is closed or on a date when the GE Investments Funds, Inc.--Total Return Fund does not value its shares by the number of Annuity Units credited to the contract.

                      The Annuity Unit value equals (a) x (b) where:

                        (a) equals the Annuity Unit value for the preceding
                            Valuation Period; and

                        (b) equals (i) x (ii) where:

                            (i) is the net investment factor for the Valuation
                                Period for which we are calculating the Annuity Unit value; and

                           (ii) is an assumed discount rate equal to .99990575
                                raised to a power equal to the number of days in the Valuation Period.

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                      If the Guaranteed Minimum Income Payment does not apply
                      and the net investment return for the Subaccount over an Annuity Year is equal to 3.5% (the interest rate we use in calculating the amount of the Annual Variable Annuity Benefit), the Annual Variable Annuity Benefit for that Annuity Year will equal the benefit for the prior year. To the extent that such net investment return exceeds 3.5% for an Annuity Year, the Annual Variable Annuity Benefit for that Annuity Year will be greater than the benefit for the prior year. To the extent that such net investment return falls short of 3.5% for an Annuity Year, the Annual Variable Annuity Benefit for that Annuity Year will be less than the benefit for the prior year.

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Guaranteed Minimum Income Payments

IF THE                If you meet the conditions required under the contract
GUARANTEED            for receipt of Guaranteed Minimum Income Payments (that
MINIMUM               is, within the time allowed, you paid all your Scheduled
INCOME                Installments and repaid the amount of any withdrawal
PAYMENT IS IN         received from the Subaccount plus interest and your
EFFECT                Annuity Commencement Date was at least 10 years from the
                      date the contract was issued), your monthly Income
                      Payments after the Annuity Commencement Date will be at least equal to the Guaranteed Minimum Income Payments.

                      We will calculate your initial Calculated Level Monthly Benefit as discussed above under the "Benefits at Annuity Commencement Date" provision in this prospectus. If the initial monthly Income Payment is less than the Guaranteed Minimum Income Payment, your initial monthly Income Payment will equal the Guaranteed Minimum Income Payment. If this occurs, we will track the difference in the Adjustment Account that we establish on the Annuity Commencement Date. The value of the Adjustment Account will equal the greater of (a) and (b), where:

                        (a) is zero (0); and

                        (b) is 12 times the Guaranteed Minimum Income Payment
                            minus 12 times the initial Calculated Level Monthly Benefit.

                      Monthly Income Payments will remain constant for an Annuity Year. At the beginning of each subsequent Annuity Year, we will determine the amount of the monthly Income Payments for that Annuity Year.

                      For monthly Income Payments after the first Annuity Year, the actual payment is the greater of (a) and (b), where:

                        (a) is the subsequent Calculated Level Monthly Benefit
                            minus 1/12 of any value in the Adjustment Account as of the date of the last monthly Income Payment; and

                        (b) is the Guaranteed Minimum Income Payment.

                      For subsequent monthly Income Payments after the first Annuity Year, the value of the Adjustment Account will be the greater of (a) and (b), where:

                        (a) is zero (0); and

                        (b) is the value of the Adjustment Account as of the
                            date that we determined the last Monthly Income Payment, plus 12 times the actual subsequent monthly Income Payment, minus 12 times the subsequent Calculated Level Monthly Benefit.

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                      In other words, you will not receive any of the
                      Subaccount's gain until the Adjustment Account has been repaid from any future performance of the Subaccount.

                      The Guaranteed Minimum Income Payment is determined at contract issue and is based on many factors. Individuals with the same factors will receive the same Guaranteed Minimum Income Payment. The factors include ages(s), gender(s), purchase date, Annuity Commencement Date chosen, Scheduled Installments, period certain, mortality, assumed interest rate, state premium tax (if any), and whether the contract is qualified or non-qualified.


REDUCED               For Qualified Contracts, you may be entitled to reduced
GUARANTEED            Guaranteed Minimum Income Payments if you lose your right
MINIMUM INCOME        to full Guaranteed Minimum Income Payments, provided your
PAYMENTS              contract is still in effect as of the Default Date.

                      The Valuation Day you lose your right to full Guaranteed Minimum Income Payments under the contract is considered the "Default Date." You will lose your right to full Guaranteed Minimum Income Payments under the contract when you:


                         . Miss a Scheduled Installment and do not pay that
                           Scheduled Installment within 12 months of the date it was due, plus interest at an effective annual rate of 6% and any applicable monthly billing fees. You may make no more than 24 Scheduled Installments outside the grace period over the life of your contract. See the "Reinstatement" provision in this prospectus; and/or

                         . Take any withdrawals from the Subaccount and do not
                           repay the amount withdrawn from the Subaccount within 12 months from the date of the withdrawal, plus interest at an effective annual rate of 6%.

                      If the due date of any missed payment falls on any date on which the New York Stock Exchange is not open for regular trading or on a date on which the GE Investments Funds, Inc.--Total Return Fund does not value its shares, the due date will occur on the next Valuation Day.

                      We will calculate the reduced Guaranteed Minimum Income Payment by taking (a) divided by (b) multiplied by (c), where:

                        (a) is the total of Scheduled Installments paid to the
                            Subaccount and not previously withdrawn prior to the Default Date;

                        (b) is the total Scheduled Installments that are
                            required to be paid into the Subaccount prior to the Annuity Commencement Date as shown on your

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                            contract's Data Pages (this date must be a date at
                            least 10 years from the date the contract is issued); and

                        (c) is the Guaranteed Minimum Income Payment (as shown
                            on your contract's Data Pages).

                      Once the reduced Guaranteed Minimum Income Payment amount has been determined, we will not recalculate it again, even if subsequent Purchase Payments are made. In addition,

                         . if partial withdrawals are taken from the Subaccount
                           once the reduced Guaranteed Minimum Income Payment has been determined and you do not repay the partial withdrawals with interest, you will lose your right to Guaranteed Minimum Income Payments;

                         . we will not further reduce your Guaranteed Minimum
                           Income Payments as described above;

                         . you may not begin Income Payments prior to the
                           Annuity Commencement Date and still receive reduced Guaranteed Minimum Income Payments.

IF THE                If the Guaranteed Minimum Income Payment is not in
GUARANTEED            effect, you may still receive Income Payments or elect to
MINIMUM               forego Income Payments and receive the value of the
INCOME                contract on or before the Annuity Commencement Date in
PAYMENT IS NOT        the form of a lump sum payment. If you elect to receive
IN EFFECT             Income Payments, your actual Income Payments will be in
                      the form of an annual variable Income Payment similar to a variable Income Payment described above under the "Benefits at Annuity Commencement Date" provision. There will be no Adjustment Account established.

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Optional Payment Plans

                      You may apply your Death Benefit proceeds or your Surrender Value to an Optional Payment Plan. You will lose any Guaranteed Minimum Income Payments if you elect to apply your Surrender Value or your Death Benefit Proceeds to an Optional Payment Plan. The terms of the Optional Payment Plan elected will then become applicable. If you surrender the contract and select Optional Payment Plan 1 or Optional Payment Plan 2, then the amount applied to the Optional Payment Plan is the Contract Value, minus any premium tax. The amount we apply to calculate Income Payments is net of any applicable premium tax.

                      During the Annuitant's life and before Income Payments begin, you (or the Designated Beneficiary at your death) can choose an Optional Payment Plan. If you change a Designated Beneficiary, your Optional Payment Plan selection will remain in effect unless you make a new selection. Any election or change in an Optional Payment Plan must be sent to our Service Center in a form acceptable to us. We do not allow any changes after Income Payments begin. If an Optional Payment Plan has not been chosen at the death of the Annuitant or Owner, your Designated Beneficiary can choose an Optional Payment Plan when we pay the Death Benefit. See "The Death Benefit" provision in this prospectus.

                      We will make Income Payments under one of the Optional Payment Plans annually. The amount of each payment under an Optional Payment Plan must be at least $100. Payments made under an Optional Payment Plan at the death of any Owner (or the Annuitant if the Owner is a non-natural person), must conform to the rules outlined in the "Death Benefit" provision.

                      We may make an age adjustment to determine the amount of the Income Payments. We will adjust the age according to the age adjustment table shown in your contract.

                      Fixed Income Payments. We will transfer proceeds applied to a fixed income option to our General Account. Payments made will equal or exceed those required by the state where we deliver the contract. We determine fixed Income Payments on the date we receive due proof of the Owner's death or on surrender.

                      Variable Income Payments. We will transfer proceeds applied to a variable income option to the Subaccount. Your Income Payments, after the first payment, will reflect the investment experience of the Subaccount. No minimum amount is guaranteed. Income Payments begin after the date we receive due proof of any Owner's death or a surrender. We will calculate your variable Income Payments in the manner described above under the "Benefits at Annuity Commencement Date" provision of this prospectus.

                      Optional Payment Plans. The contract provides two Optional Payment Plans, each of which is payable on a fixed or variable basis. If any payee is not a natural person, our

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                      consent must be obtained before selecting an Optional
                      Payment Plan. Guaranteed amounts payable are determined assuming an interest rate of 3.5% compounded yearly. We may increase this rate and the amount of any payment. Following are explanations of the Optional Payment Plans available.

                          Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees annual payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. Payments are determined according to the table in the Monthly Income Benefit section of your contract. We determine the guaranteed amounts payable under the plan. The payee selects the designated period. If the payee dies during the minimum period, we may offer to pay the discounted sum of the remaining guaranteed payments in one payment.

                          Optional Payment Plan 2 -- Joint Life and Survivor Income. This option provides for us to make annual payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we may offer to pay the discounted amount of the remaining payments for the 10-year period in one payment.

                      If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the contract's Annuity Commencement Date. Variable income payments will begin within 7 days after the date payments would begin under the corresponding fixed option.

                      Payments made under Optional Payment Plan 1 and Optional Payment Plan 2 are not redeemable.

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Federal Tax Matters

INTRODUCTION          This part of the prospectus discusses the Federal income
                      tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF           This part of the discussion describes some of the Federal
NON-QUALIFIED         income tax rules applicable to Non-Qualified Contracts. A
CONTRACTS             Non-Qualified Contract is a contract not issued in
                      connection with a retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

                      Tax Deferral on Earnings. The Federal income tax law does not tax any increase in an Owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply. Such requirements include that:

                         . an individual must own the contract (or the tax law
                           must treat the contract as owned by an individual);

                         . the investments of the Variable Account must be
                           "adequately diversified" in accordance with regulations of the Internal Revenue Service ("IRS"); and

                         . the contract's Annuity Commencement Date must not
                           occur near the end of the Annuitant's life expectancy.


                      Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the annual Purchase Payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the Owner is currently taxable on the contract's earnings.


                      There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.


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                      In the case of a contract issued after June 8, 1997 to a
                      taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural Owner (entity) is taxable on the annual increase in the Contract Value in excess of the Purchase Payments made that year. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

                      Investments in the Variable Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of a separate account such as the Variable Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Variable Account are adequately diversified. If the Variable Account fails to comply with these diversification standards, the Owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

                      Although we do not control the investments of the GE Investments Funds, Inc.--Total Return Fund (we only indirectly control such investments through an affiliated company), we expect that the GE Investments Funds, Inc.--Total Return Fund will comply with IRS regulations so that the Variable Account will be considered "adequately diversified."


                      Age at which Income Payments must begin. Federal income tax rules do not expressly identify a particular age by which Income Payments must begin. However, those rules do require that an annuity contract provide for amortization, through Income Payments, of the contract's Purchase Payments paid and earnings. If Income Payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.


                      No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

                      Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent of the gain in your contract, i.e., the excess of your Contract Value before the partial withdrawal over your "investment in the contract." (This term is explained below.) This income (and all other

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



                      income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

                      A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

                      Your "investment in the contract" generally equals the total of your Purchase Payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income. In applying the above rules, it is possible that certain additional amounts could be included in the gain under your contract for purposes of determining the tax treatment of withdrawals, e.g., amounts attributable to the Guaranteed Minimum Income Payment feature of the contract.

                      Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a partial withdrawal of such amount or portion.

                      Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract" (as defined above). In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

                      Taxation of Income Payments. The Code imposes tax on a portion of each Income Payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your Income Payment.

                      Pursuant to the Code, you will pay tax on the full amount of your Income Payments once you have recovered the total amount of the "investment in the contract." If Income Payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

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                      Taxation of Death Benefits.  We may distribute amounts
                      from your contract because of the death of an Owner, a Joint Owner, or if an Owner is a non-natural person, an Annuitant. The tax treatment of these amounts depends on whether the Owner, Joint Owner, or Annuitant dies before or after the contract's Annuity Commencement Date.

                         . Before the contract's Annuity Commencement
                           Date. The Death Benefit is taxed in the same manner as Income Payments, if the Death Benefit is received under an Optional Payment Plan.

                           If not received under an Optional Payment Plan, the Death Benefit is taxed in the same manner as a surrender.

                         . After the contract's Annuity Commencement Date.  The
                           Death Benefit is excludable from income to the extent that it does not exceed the unrecovered "investment in the contract, provided the Death Benefit is received in accordance with the existing Optional Payment Plan." All Income Payments in excess of the unrecovered "investment in the contract" are includible in income.

                      The tax law imposes tax on a Death Benefit received in a lump sum to the extent that it exceeds the unrecovered "investment in the contract" at the time of payment.

                      Penalty taxes payable on partial withdrawals, surrenders,
                      or Income Payments.   The Code may impose a penalty tax
                      equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals, surrenders or Income Payments that:

                         . you receive on or after you reach age 59 1/2;

                         . you receive because you became disabled (as defined
                           in the tax law);

                         . you receive as a series of substantially equal
                           periodic payments for the life (or life expectancy) of the taxpayer; or

                         . are received on or after the death of the Owner.

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                      Special rules if you own more than one contract.  In
                      certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an Income Payment, surrender, or partial withdrawal that you must include in income. For example:


                         . if you purchase a contract offered by this
                           prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract; and/or


                         . if you purchase two or more deferred annuity
                           contracts from the same life insurance company (or one of its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.


                      The effects of such aggregation are not clear. However, it could affect:

                         . the amount of a surrender, partial withdrawal or
                           Income Payment that you must include in income; and

                         . the amount that might be subject to a penalty tax.


                      Section 1035 exchanges. Under section 1035 of the Code, the exchange of one annuity contract (or life insurance contract) for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.


                      Upon death of a non-spousal Joint Owner, the contract provides the surviving Joint Owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under section 1035.

QUALIFIED             We also designed the contracts for use in connection with
RETIREMENT            certain types of retirement plans that receive favorable
PLANS                 treatment under the Code. Contracts issued to or in
                      connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We do not currently offer all of the types of Qualified Contracts described, and may not offer them in the future.
                      Prospective purchasers should contact our Service Center to learn of the availability of Qualified Contracts at any given time.

                      The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax

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                      deferral benefits beyond those provided in the qualified
                      retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its Death Benefit, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

                      The Federal income tax rules applicable to qualified plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified plans and individual retirement arrangements. Persons intending to use the contract in connection with a qualified plan should obtain advice from a tax adviser.

                      Types of Qualified Contracts. At present, the contract may be used in conjunction with qualified corporate employee pension and profit-sharing plans ("401(a) plans"), including "401(k) plans", and qualified annuity plans ("403(a) plans"). The contract may also be used as or in conjunction with IRAs and Roth IRAs.

                      Terms of qualified plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified plan, we will amend a contract as generally necessary to conform to the requirements of that type of plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

                      Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan such as: participation; vesting and funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; and withholding, reporting and disclosure.

                      In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

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                      There are specific Code and ERISA rules that apply to
                      loans from qualified plans. Employer plans may have additional restrictions. Partial withdrawals and repayments of partial withdrawals permitted under this contract may not qualify as a qualified plan loan.

                      If this contract is purchased as an investment of a qualified retirement plan, the Owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the Owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

                      Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee and plan administrator to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.


                      Guaranteed Minimum Income Payments. Distributions from Qualified Contracts generally must satisfy certain required "minimum distribution rules." It is unclear whether variable Income Payments subject to the contract's Guaranteed Minimum Income Payments feature will satisfy these rules. As a result, the availability of such payments could cause the disqualification of a Qualified Contract, which could result in increased taxes to the Owner. We reserve the right to limit the availability of such payments, or to modify such payments, as necessary to preclude any such disqualification. In addition, the Guaranteed Minimum Income Payments feature could increase the amount of the minimum required distribution that must be taken from your contract.


                      Treatment of Qualified Contracts compared with Non-Qualified Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

                         . the Code generally does not impose tax on the
                           earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

                         . the Code does not limit the amount of Purchase
                           Payments and the time at which Purchase Payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of Purchase Payments made to Qualified Contracts;

                         . the Code does not allow a deduction for Purchase
                           Payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for Purchase Payments made to a Qualified Contract.

                      The Federal income tax rules applicable to qualified plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of Purchase Payments that can be made, and the tax deduction or exclusion that may be allowed for the Purchase Payments. These limits vary depending on the type of qualified plan and the circumstances of the plan participant, e.g., the participant's compensation.

                      Under qualified plans, the Owner must begin receiving payments from the contract in certain minimum amounts by a certain age (generally, April 1 of the calendar year following the later of attainment of age 70 1/2 or retirement). Under IRA, the Owner must begin receiving payments from the contract in certain amounts by April 1 of the calendar year following the attainment of age
                      70 1/2. Roth IRAs do not require any distributions during the Owner's lifetime.


                      When distributions are to be made for married participants under certain Qualified Contracts, the form of the distribution may have to be a qualified joint and survivor annuity. The form of distribution can be altered only with receipt of consent of the spouse and the Annuitant.


                      Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase Payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you must include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. Additional Federal taxes may be payable in connection with a Qualified Contract. For example, failure to comply with the minimum distribution rules applicable to certain qualified plans, such as an employer-sponsored retirement plan, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

                      Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, the following exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or Income Payment:

                         . received on or after the Owner reaches age 59 1/2;

                         . received on or after the Owner's death or because of
                           the Owner's disability (as defined in the tax law);

                         . received as a series of substantially equal periodic
                           payments for the life (or life expectancy) of the taxpayer; or

                         . received as reimbursement for certain amounts paid
                           for medical care.

                      Additional exceptions may be taxable.

                      Moving money from one Qualified Contract or qualified plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions in certain circumstances for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified advisor before you move or attempt to move funds between any Qualified Contract or plan and another Qualified Contract or plan.

                      Direct rollovers. The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the Owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

FEDERAL               We will withhold and remit to the IRS a part of the
INCOME TAX            taxable portion of each distribution made under a
WITHHOLDING           contract unless the distributee notifies us at or before
                      the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax.
                      At the time you request a partial withdrawal, surrender, or Income Payment, we will send you forms that explain the withholding requirements.

STATE INCOME          If required by the law of your state, we will also
TAX WITHHOLDING       withhold state income tax from the taxable portion of
                      each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF         Under existing Federal income tax laws, we do not pay tax
THE COMPANY           on investment income and realized capital gains of the
                      Variable Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Variable Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Variable Account, we may impose a charge against the Variable Account to pay the taxes.

CHANGES IN            This discussion is based on the Code, IRS regulations,
THE LAW               and interpretations existing on the date of this
                      prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Requesting Payments

                      To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Subaccount within 7 days after receipt at our Service Center of a request in good order for a partial withdrawal or surrender. We also will ordinarily make payment of lump sum Death Benefit proceeds from the Subaccount within 7 days from the receipt of due proof of death and all required forms. We will determine the payment amount as of the end of the Valuation Day during which our Service Center receives the payment request or due proof of death and all required forms.

                      In most cases, when we pay Death Benefit proceeds in a lump sum, we will pay these proceeds either:

                        (1) to your Designated Beneficiary directly in the form
                            of a check; or

                        (2) by establishing an interest bearing account for the
                            Designated Beneficiary called the "GE Secure Access Account" in the amount of the Death Benefit.

                      When establishing the GE Secure Access Account we will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the Death Benefit payable. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the Designated Beneficiary with regard to the form of Death Benefit payment, we will automatically establish the GE Secure Access Account.

                      We will delay making a payment from the Subaccount or applying Subaccount Value to a payment plan if:

                        (1) the disposal or valuation of the Subaccount is not
                            reasonably practicable because:

                             . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Variable Account's assets is not reasonably practicable);

                             . the New York Stock Exchange is closed for other than a regular holiday or weekend;

                             .  trading is restricted by the SEC; or

                        (2) the SEC, by order, permits postponement of payment
                            to protect our Owners.

                      We reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to 6 months from the date we receive your payment request. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.


                      If mandated under applicable law, we may be required to reject a Purchase Payment and/or block an Owner's account and thereby refuse any transfers into the GE Investments Funds, Inc. -- Total Return Fund, requests for surrenders, partial withdrawals, or death benefits, until instructions are received from the appropriate regulators. We may also be required to provide additional information about you or your account to government regulators.

Sales of the Contract

                      We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 3001 Summer Street, 2nd Floor, Stamford, Connecticut 06905. Although neither we nor Capital Brokerage Corporation anticipate discontinuing offering the contracts, we do reserve the right to discontinue offering the contracts at any time.

                      Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the NASD.

                      Capital Brokerage Corporation offers the contracts through registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.nasdr.com or by calling 1-800-289-9999. You can also obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with us.


                      Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.



                      We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay is 11.4% of the Purchase Payments received.



                      The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm for whom the registered representative that sold your contract is employed ("selling firms") and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation receive a maximum commission of 1.4% of Purchase Payments received.



                      After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 9.0% of the Purchase Payments received. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm for whom the representative is employed.





                      All selling firms receive commissions as described above based on the sale and receipt of Purchase Payments in the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a contract is 1.0% of Purchase Payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.



                      The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.


                      Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to your Contract Value, but indirectly through fees and charges imposed under the contracts.

                      All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies.

                      Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.

                      Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.


                      During 2004, 2003 and 2002, $59,509, $0 and $0,
                      respectively was paid to Capital Brokerage Corporation for the sale of contracts in the Variable Account and any new Purchase Payments received. In 2004, 2003 and 2002, no underwriting commissions were paid to Capital Brokerage Corporation.

Additional Information

OWNER                 The obligations to Owners under the contracts are ours.
QUESTIONS             Please direct your questions and concerns to us at our
                      Service Center.


RETURN                Within the 15-day free-look period after you receive the
PRIVILEGE             contract, you may cancel it for any reason by delivering
                      or mailing it postage prepaid, to your registered representative or to our Service Center at:


                               GE Capital Life Assurance Company of New York Annuity New Business
                               6610 West Broad Street
                               Richmond, Virginia 23230

                      If you cancel your contract, it will be void. Unless state law requires that we return your Purchase Payments, the amount of the refund you receive will equal your Contract Value plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge.

STATE                 As a life insurance company organized and operated under
REGULATION            the laws of the State of New York, we are subject to
                      provisions governing life insurers and to regulation by the New York Department of Insurance.

                      Our books and accounts are subject to review and examination by the New York Department of Insurance at all times. The New York Department of Insurance conducts a full examination of our operations at least every five years.

RECORDS AND           As presently required by the 1940 Act and applicable
REPORTS               regulations, we are responsible for maintaining all
                      records and accounts relating to the Variable Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract
                      Value, including your value in the Subaccount and the Guarantee Account. The report also will show Purchase
                      Payments and charges made during the statement period. We also will send you an annual and a semi-annual report for the GE Investments Funds, Inc.--Total Return Fund, as required by the 1940 Act. In addition, you will receive a written confirmation when you make Purchase Payments, transfers from the Guarantee Account to the Subaccount, or take partial withdrawals.

OTHER                 We have filed a Registration Statement with the SEC,
INFORMATION           under the 1933 Act, for the contracts being offered by
                      this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Variable Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.


LEGAL MATTERS         We, like other insurance companies, are involved in
                      lawsuits. In some lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the Company cannot predict the outcome of any litigation with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact us or the Variable Account.





                      Although it is not anticipated that these developments will have an adverse impact on the Separate Account or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

Table of Contents

Statement of Additional Information



                                                                            Page
              The Company..................................................  B-3

              The Contracts................................................  B-4
                 Net Investment Factor.....................................  B-4

              Termination of Participation Agreement.......................  B-4

              Calculation of Performance Data..............................  B-5
                 The Subaccount............................................  B-5
                 Other Performance Data....................................  B-6

              Federal Tax Matters..........................................  B-7
                 Taxation of GE Capital Life Assurance Company of New York.  B-7
                 IRS Required Distributions................................  B-7

              General Provisions...........................................  B-8
                 Using the Contract as Collateral..........................  B-8
                 The Beneficiary...........................................  B-8
                 Non-Participating.........................................  B-8
                 Misstatement of Age or Gender.............................  B-8
                 Incontestability..........................................  B-8
                 Statement of Values.......................................  B-9
                 Trust as Owner or Beneficiary.............................  B-9
                 Written Notice............................................  B-9

              Legal Developments Regarding Employment-Related Benefit Plans  B-9

              Experts......................................................  B-9

              Financial Statements......................................... B-10


                 GE Capital Life Assurance Company of New York
                         622 Third Avenue, 33rd Floor
                           New York, New York 10017

                            Annuity Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

                      A Statement of Additional Information containing more detailed information about the contract and the Variable Account is available free by writing us at the address below or by calling (800) 313-5282.

                      GE Capital Life Assurance Company of New York Annuity Service Center
                      6610 West Broad Street
                      Richmond, Virginia 23230

                      Please mail a copy of the Statement of Additional Information for the Variable Account, Contract Form NY1162 3/01, to:

                      Name _____________________________________________________

                      Address __________________________________________________
                                                     Street

                      __________________________________________________________
                                      City               State      Zip

                      Signature of Requestor ___________________________________
                                                               Date

                    Statement of Additional Information For
        Scheduled Purchase Payment Variable Deferred Annuity Contracts

                                  NY1162 3/01

                                  Issued by:
                 GE Capital Life Assurance Company of New York
                      GE Capital Life Separate Account II
                         622 Third Avenue, 33rd Floor
                           New York, New York 10017

                                Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: 1-800-313-5282

--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated April 29, 2005, for the Scheduled Purchase Payment Variable Deferred Annuity Contract issued by GE Capital Life Assurance Company of New York through its GE Capital Life Separate Account II. The terms used in the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.

For a free copy of the prospectus:


Call:     1-800-313-5282

Or write: GE Capital Life Assurance Company of New York
          Annuity Service Center
          6610 West Broad Street
          Richmond, Virginia 23230

Or visit: www.gefinancialservice.com

Or:       contact your financial representative.


The date of this Statement of Additional Information is April 29, 2005.

                  THIS STATEMENT OF ADDITIONAL INFORMATION IS
                   NOT A PROSPECTUS AND SHOULD BE READ ONLY
             IN CONJUNCTION WITH THE PROSPECTUSES FOR THE CONTRACT
            AND THE GE INVESTMENTS FUNDS, INC.--TOTAL RETURN FUND.

Table of Contents

Statement of Additional Information



The Company................................................................  B-3

The Contracts..............................................................  B-4
   Net Investment Factor...................................................  B-4

Termination of Participation Agreement.....................................  B-4

Calculation of Performance Data............................................  B-5
   The Subaccount..........................................................  B-5
   Other Performance Data..................................................  B-6

Federal Tax Matters........................................................  B-7
   Taxation of GE Capital Life Assurance Company of New York...............  B-7
   IRS Required Distributions..............................................  B-7

General Provisions.........................................................  B-8
   Using the Contract as Collateral........................................  B-8
   The Beneficiary.........................................................  B-8
   Non-Participating.......................................................  B-8
   Misstatement of Age or Gender...........................................  B-8
   Incontestability........................................................  B-8
   Statement of Values.....................................................  B-9
   Trust as Owner or Beneficiary...........................................  B-9
   Written Notice..........................................................  B-9

Legal Developments Regarding Employment-Related Benefit Plans..............  B-9

Experts....................................................................  B-9

Financial Statements....................................................... B-10

THE COMPANY           We are a stock life insurance company that was
                      incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of
                      New York. In February 1990, we were transferred to a wholly-owned subsidiary of Great Northern Insured Annuity
                      Corporation from GNA Life Insurance Company. In October
                      1993, we were the surviving entity in a merger with United Pacific Reliance Life Insurance Company of New
                      York and as a result became partially-owned by United
                      Pacific Life Insurance Company ("UPL"). UPL later changed its name to General Electric Capital Assurance Company
                      ("GECA"). On February 1, 1996, we changed our name to GE Capital Life Assurance Company of New York
                      ("GECLANY"). In January 1999, we became a wholly-owned subsidiary of GECA when Great Northern Insured Annuity
                      Corporation merged with and into GECA.




                      On May 24, 2004, GEFAHI transferred substantially all of its assets to Genworth Financial, Inc. ("Genworth"), including all of the outstanding capital stock of GNA Corporation ("GNA"), our indirect parent and 800 shares of our common stock that GEFAHI had held directly. As a result, we became an indirect, wholly-owned subsidiary of Genworth. On May 25, 2004, Genworth's Class A common stock began trading on The New York Stock Exchange. Approximately 48% of Genworth's common stock is now owned by public shareholders. GEFAHI continues to own approximately 52% of Genworth's common stock.



                      On May 31, 2004, (1) Genworth contributed to GNA and GNA in turn contributed to GECA 800 shares of our common stock and (2) Federal paid a dividend to GECA consisting of 2,378 shares of our common stock. As a result of the foregoing contribution and dividend, we became a direct, wholly-owned subsidiary of GECA while remaining an indirect, wholly-owned subsidiary of Genworth.


                      We principally offer annuity contracts and variable life insurance policies. We do business in the State of New York. Our Home Office is located at 622 Third Avenue, 33rd Floor, New York, New York, 10017. Our principal service center is located at 6610 West Broad St., Richmond, Virginia 23230.

                      We are subject to regulation by the Insurance Department of the State of New York. We file an annual statement with the New York Commissioner of Insurance on or before March 1 of each year covering our operations and reporting our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State of New York, Department of Insurance, at least every 5 years.

THE CONTRACTS

NET INVESTMENT        The net investment factor measures investment performance
FACTOR                of the Subaccount during a Valuation Period. The net
                      investment factor of the Subaccount for a Valuation
                      Period is (a) divided by (b) minus (c) where:

                        (a) is the result of:

                            (1) the value of the assets of the Subaccount at
                                the end of the preceding Valuation Period; plus

                            (2) the investment income and capital gains,
                                realized or unrealized, credited to those assets at the end of the Valuation Period for which the net investment factor is being determined; minus

                            (3) the capital losses, realized or unrealized,
                                charged against those assets during the
                                Valuation Period; minus

                            (4) any amount charged against the Subaccount for
                                taxes; this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount; and

                        (b) is the value of the net assets of the Subaccount at
                            the end of the preceding Valuation Period; and

                        (c) is a factor for the Valuation Period representing
                            the mortality and expense risk charge and the administrative expense charge. This factor is shown in your contract.

                      We will value the Subaccount's assets at fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

TERMINATION OF        The participation agreement pursuant to which the GE
PARTICIPATION         Investments Funds, Inc.--Total Return Fund sells its
AGREEMENT             shares to the Variable Account contains a provision
                      regarding the circumstances in which the Agreement may be terminated.

                      The participation agreement with GE Investments Funds, Inc. may be terminated at the option of any party upon six months written notice to the other, unless a shorter time is agreed upon by the parties.

CALCULATION OF        From time to time, we may disclose total return and other
PERFORMANCE           performance data for the Subaccount pertaining to the
DATA                  contracts. Such performance data will be computed, or
                      accompanied by performance data computed, in accordance with the standards defined by the SEC and the NASD.

                      The calculations of total return and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of Purchase Payments and are generally based on the rules of the state in which you reside.

THE SUBACCOUNT        Total Return.  Sales literature or advertisements may
                      quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years, and 10 years, or from inception if any of those periods are not available.

                      Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

                      For periods that began before the contract was available, performance data will be based on the performance of the Portfolio adjusted for the level of the Variable Account and contract charges currently in effect for this contract. Average annual total return will be calculated using Subaccount unit values.

                      We calculate the unit value for each Valuation Period based on the performance of the Subaccount investing in the GE Investments Funds, Inc. -- Total Return Fund, after deductions for the charges and expenses of the GE Investments Funds, Inc. -- Total Return Fund, the administrative expense charge (deducted daily at an effective annual rate of 0.15% of your assets in the Variable Account), and the mortality and expense risk charge (deducted daily at an effective annual rate of 1.35% of your assets in the Variable Account) and a $10.00 billing fee.

                      Total return does not consider the deduction of any premium taxes.

                      Total return will then be calculated according to the following formula:

                            TR = (ERV/P)/1/N/ - 1

                            where:

    TR  = the average annual total return for the period.
    ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.
    P   = a hypothetical single investment of $1,000.
    N   = the duration of the period (in years).

                      Past performance is not a guarantee of future results.

                      The GE Investments Funds, Inc. -- Total Return Fund has provided the price information used to calculate the adjusted historical performance of the Subaccount; we have not independently verified such information.

OTHER PERFORMANCE     We may disclose cumulative total return in conjunction
DATA                  with the standard format described above. The cumulative
                      total return will be calculated using the following formula:

                      CTR = (ERV/P) - 1

                      where:

CTR = the cumulative total return for the period.
ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.
P   = a hypothetical single investment of $1,000.

                      Other non-standardized quotations of the GE Investments Funds, Inc. -- Total Return Fund performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of the GE Investments Funds, Inc. -- Total Return Fund performance with standardized performance quotations.

FEDERAL TAX
MATTERS

                      We do not expect to incur any Federal income tax
TAXATION OF GE CAPITALliability attributable to investment income or capital
LIFE ASSURANCE        gains retained as part of the reserves under the
COMPANY OF NEW YORK   contracts. See the "Federal Tax Matters" section of the
                      prospectus. Based upon these expectations, no charge is being made currently to the Variable Account for Federal income taxes. We will periodically review the question of a charge to the Variable Account for Federal income taxes related to the Variable Account. Such a charge may be made in future years if we believe that we may incur
                      Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

                      We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Variable Account may be made.

IRS REQUIRED          In order to be treated as an annuity contract for Federal
DISTRIBUTIONS         income tax purposes, Section 72(s) of the Code requires
                      any Non-Qualified Contract to provide that:

                        (a) if any Owner dies on or after the Annuity
                            Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and

                        (b) if any Owner dies prior to the Annuity Commencement
                            Date, the entire interest in the contract will be distributed:

                            (1) within five years after the date of that
                                Owner's death; or

                            (2) as income payments which will begin within one
                                year of that Owner's death and which will be made over the life of the Owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

                      The "designated beneficiary" generally is the person who will be treated as the sole Owner of the contract following the death of the Owner, Joint Owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent and a Joint Owner, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any Owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an Owner for purposes of these rules.

                      Contracts issued as Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.


                      Other rules apply to contracts issued as Qualified Contracts.


GENERAL
PROVISIONS


USING THE             A Non-Qualified Contract can be assigned as collateral
CONTRACTS AS          security. We must be notified in writing if a contract is
COLLATERAL            assigned. Any payment made before the assignment is
                      recorded at our Service Center will not be affected. We are not responsible for the validity of an assignment.
                      Your rights and the rights of a Beneficiary may be affected by an assignment. See the "Federal Tax Matters" provision of this prospectus.


                      A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

THE BENEFICIARY       You may select one or more primary and contingent
                      beneficiaries during your lifetime upon application and by filing a written request with our Service Center. If you do, any Death Benefit will be paid in equal shares to the survivors in the appropriate beneficiary class, unless you otherwise request.

NON-PARTICIPATING     The contract is non-participating. No dividends are
                      payable.

MISSTATEMENT OF       If an Annuitant's age or gender is misstated on the
AGE OR GENDER         contract data page, any contract benefits or proceeds, or
                      availability thereof, will be determined using the correct age and gender.

INCONTESTABILITY      We will not contest the contract.

STATEMENT OF          At least once each year, we will send you a statement of
VALUES                values within 30 days after the report date. The
                      statement will show Contract Value, Purchase Payments, and charges made during the report period.

TRUST AS OWNER OR     If a trust is named as the owner or beneficiary of this
BENEFICIARY           contract and subsequently exercises ownership rights or
                      claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

WRITTEN NOTICE        Any written notice should be sent to us at our Service
                      Center at 6610 West Broad Street, Richmond, Virginia
                      23230. The contract number and the Annuitant's full name must be included.

                      We will send all notices to the Owner at the last known address on file with us.

LEGAL                 On July 6, 1983, the Supreme Court held in Arizona
DEVELOPMENTS          Governing Committee for Tax Deferred Annuity v. Norris,
REGARDING             463 U.S. 1073 (1983), that optional annuity benefits
EMPLOYMENT-           provided under an employee's deferred compensation plan
RELATED               could not, under Title VII of the Civil Rights Act of
BENEFIT PLANS         1964, vary between men and women on the basis of gender.
                      The contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.




EXPERTS The financial statements of GE Capital Life Assurance Company of New York (the Company) as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, and the financial statements of GE Capital Life Separate Account II as of December 31, 2004 and for each of the years or lesser periods in the two-year period ended December 31, 2004, have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.



                      The report of KPMG LLP dated April 1, 2005 with respect to the financial statements of GE Capital Life Assurance Company of New York refers to a change in accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and its method of accounting for goodwill and other intangible assets in 2002.

FINANCIAL             This Statement of Additional Information contains the
STATEMENTS            financial statements for GE Capital Life Assurance
                      Company of New York (the Company), as of December 31 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004 and the financial statements of GE Capital Life Separate Account II, as of
                      December 31, 2004 and for each of the years or lesser periods in the two-year period ended December 31, 2004.
                      The financial statements of the Company included in the Statement of Additional Information should be distinguished from the financial statements of GE Capital
                      Life Separate Account II, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such financial statements of the Company should not be considered as bearing on the investment performance of the assets held in the Separate
                      Account.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                             Financial Statements

                         Year ended December 31, 2004

    (With Report of Independent Registered Public Accounting Firm Thereon)

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               Table of Contents

                               December 31, 2004

                                                       Page
                                                       ----
Independent Registered Public Accounting Firm's Report  F-1

Statements of Assets and Liabilities..................  F-3

Statements of Operations.............................. F-20

Statements of Changes in Net Assets................... F-37

Notes to Financial Statements......................... F-63

            Report of Independent Registered Public Accounting Firm

Contract Owners
GE Capital Life Separate Account II
  and
The Board of Directors
GE Capital Life Assurance Company of New York:

   We have audited the accompanying statements of assets and liabilities of GE Capital Life Separate Account II (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I Shares, AIM V.I. Basic Value Fund -- Series II Shares, AIM V.I. Blue Chip Fund -- Series I Shares, AIM V.I. Capital Appreciation Fund --Series I Shares, AIM V.I. Growth Fund -- Series I Shares, AIM V.I. International Growth Fund -- Series II Shares, AIM V.I. Premier Equity Fund -- Series I Shares; The Alger American Fund -- Alger American Growth Portfolio -- Class O Shares, Alger American Small Capitalization Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio --Class B, AllianceBernstein Premier Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B, AllianceBernstein Technology Portfolio -- Class B; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra Fund -- Class I, VP Value
Fund -- Class I; Dreyfus -- Dreyfus Investment Portfolios -- Emerging Markets Portfolio -- Initial Shares, The Dreyfus Socially Responsible Growth Fund, Inc.
 -- Initial Shares, Dreyfus Investment Portfolios -- MidCap Stock
Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio,; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Income Fund of Boston, VT Worldwide Health Sciences Fund; Federated Insurance Series -- Federated American Leaders Fund II --Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated International Small Company Fund II, Federated Kaufmann Fund II -- Service Shares; Fidelity Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/ Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income
Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas
Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Mutual Shares Securities
Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation Fund -- Class 2 Shares, Templeton Global Income Securities -- Class I Shares; GE Investments Funds, Inc. -- Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Small-Cap Value Equity Fund, Total Return Fund, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Greenwich Street Series Fund --Salomon Brothers Variable Aggressive Growth Fund -- Class II; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Capital Appreciation Portfolio -- Institutional Shares, Capital Appreciation Portfolio-Service Shares, Flexible Income Portfolio -- Institutional Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, Growth
Portfolio -- Institutional Shares, Growth Portfolio -- Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio -- Service Shares, Mid Cap Growth Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth
Portfolio --Institutional Shares, Worldwide Growth Portfolio -- Service Shares; J.P. Morgan Series Trust II -- Bond Portfolio, International Equity Portfolio, Mid Cap Value Portfolio, Small Company Portfolio, U.S. Large Cap Core Equity Portfolio; Merrill Lynch Variable Series Fund, Inc. -- Merrill Lynch Basic Value V.I. Fund -- Class III Shares, Merrill Lynch Large Cap Growth V.I.
Fund -- Class III Shares, Merrill Lynch Value Opportunities V.I. Fund -- Class III Shares; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Nations Separate Account Trust -- Nations Marsico Growth Portfolio, Nations Marsico International Opportunities Portfolio; Oppenheimer Variable Account
Funds -- Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Aggressive Growth Fund/VA --Service Shares, Oppenheimer Balanced Fund/VA, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA -- Service Shares,

Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares; PBHG Insurance Series Fund, Inc. -- PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio; PIMCO Variable Insurance Trust --Foreign Bond Portfolio (U.S. Dollar
Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; The Prudential Series Fund, Inc. -- Jennison 20/20 Focus Portfolio -- Class II, Jennison Portfolio -- Class II Shares; Rydex Variable Trust -- OTC Fund; Salomon Brothers Variable Series Funds Inc -- Salomon Brothers Variable All Cap
Fund -- Class II, Salomon Brothers Variable Investors Fund -- Class I, Salomon Brothers Variable Strategic Bond Fund -- Class I, Salomon Brothers Variable Total Return Fund -- Class I; Scudder Variable Series II -- Scudder Technology Growth Portfolio -- Class B Shares, SVS Dreman High Return Equity
Portfolio -- Class B Shares, SVS Dreman Small Cap Value Portfolio -- Class B Shares; Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares, Emerging Growth Portfolio -- Class II Shares) as of December 31, 2004, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for the aforementioned funds for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the four year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting GE Capital Life Separate Account II as of December 31, 2004, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and their financial highlights for each of the years or lesser periods in the four year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
March 10, 2005

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                     Statements of Assets and Liabilities

                               December 31, 2004

                                                                              AIM Variable Insurance Funds
                              ---------------------------------------------------------------------------------------
                                  AIM V.I.          AIM V.I.        AIM V.I.           AIM V.I.          AIM V.I.
                              Aggressive Growth   Basic Value       Blue Chip    Capital Appreciation     Growth
                                   Fund --          Fund --          Fund --           Fund --            Fund --
                               Series I Shares  Series II Shares Series I Shares   Series I Shares    Series I Shares
                              ----------------- ---------------- --------------- -------------------- ---------------
Assets
Investments at fair
  value (note 2):............      $87,253         1,793,586         197,986           422,819            380,906
Dividend receivable..........           --                --              --                --                 --
Receivable for units sold....          343             2,151             517               488                138
                                   -------         ---------         -------           -------            -------
       Total assets..........       87,596         1,795,737         198,503           423,307            381,044
                                   -------         ---------         -------           -------            -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......            4                78               8                19                 17
Payable for units
  withdrawn..................           --                --              --                --                 --
                                   -------         ---------         -------           -------            -------
       Total liabilities.....            4                78               8                19                 17
                                   -------         ---------         -------           -------            -------
Net assets attributable
  to variable annuity
  contract owners............      $87,592         1,795,659         198,495           423,288            381,027
                                   =======         =========         =======           =======            =======
Investments in
  securities at cost.........      $74,777         1,622,758         185,273           380,620            290,873
                                   =======         =========         =======           =======            =======
Shares outstanding...........        7,369           152,516          28,819            18,635             23,732
                                   =======         =========         =======           =======            =======

                              -------------------------------------
                                    AIM V.I.          AIM V.I.
                              International Growth Premier Equity
                                    Fund --            Fund --
                                Series II Shares   Series I Shares
                              -------------------- ---------------
Assets
Investments at fair
  value (note 2):............       103,360           1,036,564
Dividend receivable..........            --                  --
Receivable for units sold....            --                 657
                                    -------           ---------
       Total assets..........       103,360           1,037,221
                                    -------           ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......             4                  44
Payable for units
  withdrawn..................            --                  --
                                    -------           ---------
       Total liabilities.....             4                  44
                                    -------           ---------
Net assets attributable
  to variable annuity
  contract owners............       103,356           1,037,177
                                    =======           =========
Investments in
  securities at cost.........        99,836             971,452
                                    =======           =========
Shares outstanding...........         5,260              48,665
                                    =======           =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


                                   The Alger American Fund
                              ---------------------------------- --------------------
                                                  Alger American
                                                      Small
                                Alger American    Capitalization  AllianceBernstein
                              Growth Portfolio --  Portfolio --   Growth and Income
                                Class O Shares    Class O Shares Portfolio -- Class B
                              ------------------- -------------- --------------------
Assets
Investments at fair
  value (note 2):............      $712,963          803,135          6,915,760
Dividend receivable..........            --               --                 --
Receivable for units sold....            --               --             14,669
                                   --------          -------          ---------
       Total assets..........       712,963          803,135          6,930,429
                                   --------          -------          ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......            28               31                302
Payable for units
  withdrawn..................            --              471                 --
                                   --------          -------          ---------
       Total liabilities.....            28              502                302
                                   --------          -------          ---------
Net assets attributable
  to variable annuity
  contract owners............      $712,935          802,633          6,930,127
                                   ========          =======          =========
Investments in
  securities at cost.........      $987,462          910,075          5,916,700
                                   ========          =======          =========
Shares outstanding...........        20,301           39,641            289,726
                                   ========          =======          =========

                                   AllianceBernstein Variable Products Series Fund, Inc.
                              ------------------------------------------------------------------------------------


                               AllianceBernstein    AllianceBernstein    AllianceBernstein    AllianceBernstein
                              International Value     Premier Growth      Small Cap Growth        Technology
                              Portfolio -- Class B Portfolio -- Class B Portfolio -- Class B Portfolio -- Class B
                              -------------------- -------------------- -------------------- --------------------
Assets
Investments at fair
  value (note 2):............        33,960             1,622,257             113,402              320,965
Dividend receivable..........            --                    --                  --                   --
Receivable for units sold....            --                 1,953                  60                   45
                                     ------             ---------             -------              -------
       Total assets..........        33,960             1,624,210             113,462              321,010
                                     ------             ---------             -------              -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......             1                    72                   6                   15
Payable for units
  withdrawn..................            --                    --                  --                   --
                                     ------             ---------             -------              -------
       Total liabilities.....             1                    72                   6                   15
                                     ------             ---------             -------              -------
Net assets attributable
  to variable annuity
  contract owners............        33,959             1,624,138             113,456              320,995
                                     ======             =========             =======              =======
Investments in
  securities at cost.........        32,016             1,440,292              85,693              292,669
                                     ======             =========             =======              =======
Shares outstanding...........         2,045                70,197               9,835               21,284
                                     ======             =========             =======              =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


                                         American Century Variable Portfolios, Inc.
                              ----------------------------------------------------------------- --------------------
                                                                                                      Dreyfus
                                                                                                     Investment
                                                                                                   Portfolios --
                               VP Income &                                                          MidCap Stock
                              Growth Fund -- VP International VP Ultra Fund -- VP Value Fund -- Portfolio -- Initial
                                 Class I     Fund -- Class I      Class I          Class I             Shares
                              -------------- ---------------- ---------------- ---------------- --------------------
Assets
Investments at fair
  value (note 2):............    $164,741        122,358          402,470         1,275,758            71,870
Dividend receivable..........          --             --               --                --                --
Receivable for units sold....         206             45               19               334                77
                                 --------        -------          -------         ---------            ------
       Total assets..........     164,947        122,403          402,489         1,276,092            71,947
                                 --------        -------          -------         ---------            ------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......           7              6               19                56                 4
Payable for units
  withdrawn..................          --             --               --                --                --
                                 --------        -------          -------         ---------            ------
       Total liabilities.....           7              6               19                56                 4
                                 --------        -------          -------         ---------            ------
Net assets attributable
  to variable annuity
  contract owners............    $164,940        122,397          402,470         1,276,036            71,943
                                 ========        =======          =======         =========            ======
Investments in
  securities at cost.........    $139,834        106,786          374,025         1,042,216            62,199
                                 ========        =======          =======         =========            ======
Shares outstanding...........      22,506         16,647           39,613           145,801             4,079
                                 ========        =======          =======         =========            ======

                                  Dreyfus
                              -----------------------------------
                                The Dreyfus
                                 Socially
                                Responsible    Dreyfus Variable
                               Growth Fund,   Investment Fund --
                              Inc. -- Initial    Money Market
                                  Shares          Portfolio
                              --------------- ------------------
Assets
Investments at fair
  value (note 2):............     267,916          759,006
Dividend receivable..........          --              368
Receivable for units sold....         106               94
                                  -------          -------
       Total assets..........     268,022          759,468
                                  -------          -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          12               33
Payable for units
  withdrawn..................          --               --
                                  -------          -------
       Total liabilities.....          12               33
                                  -------          -------
Net assets attributable
  to variable annuity
  contract owners............     268,010          759,435
                                  =======          =======
Investments in
  securities at cost.........     240,661          759,006
                                  =======          =======
Shares outstanding...........      10,644          759,006
                                  =======          =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                        Eaton Vance Variable Trust
                              ----------------------------------------------- ------------------

                                                                                  Federated
                                                               VT Worldwide    American Leaders
                              VT Floating-Rate VT Income Fund Health Sciences Fund II -- Primary
                                Income Fund      of Boston         Fund             Shares
                              ---------------- -------------- --------------- ------------------
Assets
Investments at fair
  value (note 2):............    $5,584,582          --           803,047          719,429
Dividend receivable..........        14,556          --                --               --
Receivable for units sold....           810          --               560               --
                                 ----------          --           -------          -------
       Total assets..........     5,599,948          --           803,607          719,429
                                 ----------          --           -------          -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......           245          --                35               28
Payable for units
  withdrawn..................            --          --                --               --
                                 ----------          --           -------          -------
       Total liabilities.....           245          --                35               28
                                 ----------          --           -------          -------
Net assets attributable
  to variable annuity
  contract owners............    $5,599,703          --           803,572          719,401
                                 ==========          ==           =======          =======
Investments in
  securities at cost.........    $5,582,645          --           758,322          672,435
                                 ==========          ==           =======          =======
Shares outstanding...........       552,929          --            71,445           34,805
                                 ==========          ==           =======          =======

                                         Federated Insurance Series
                              -------------------------------------------------------------------
                                                                                      Federated
                                                  Federated High     Federated High    Kaufmann
                                                   Income Bond        Income Bond     Fund II --
                              Federated Capital Fund II -- Primary Fund II -- Service  Service
                               Income Fund II         Shares             Shares         Shares
                              ----------------- ------------------ ------------------ ----------
Assets
Investments at fair
  value (note 2):............      471,448           400,556           2,241,218      1,712,947
Dividend receivable..........           --                --                  --             --
Receivable for units sold....           --                --               1,563          1,011
                                   -------           -------           ---------      ---------
       Total assets..........      471,448           400,556           2,242,781      1,713,958
                                   -------           -------           ---------      ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......           18                15                  95             75
Payable for units
  withdrawn..................           --                --                  --             --
                                   -------           -------           ---------      ---------
       Total liabilities.....           18                15                  95             75
                                   -------           -------           ---------      ---------
Net assets attributable
  to variable annuity
  contract owners............      471,430           400,541           2,242,686      1,713,883
                                   =======           =======           =========      =========
Investments in
  securities at cost.........      621,775           385,782           2,101,740      1,526,241
                                   =======           =======           =========      =========
Shares outstanding...........       53,151            48,848             274,323        131,260
                                   =======           =======           =========      =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                         Fidelity Variable Insurance Products Fund
                              -------------------------------------------------------------------------------------------------
                                                                                                    VIP Dynamic
                                VIP Asset       VIP Asset                                             Capital      VIP Equity-
                                Manager/SM      Manager/SM    VIP Contrafund(R) VIP Contrafund(R)  Appreciation      Income
                              /Portfolio --   /Portfolio --     Portfolio --      Portfolio --     Portfolio --   Portfolio --
                              Initial Class  Service Class 2    Initial Class    Service Class 2  Service Class 2 Initial Class
                              -------------- ---------------- ----------------- ----------------- --------------- -------------
Assets
Investments at fair
  value (note 2):............    $321,215         17,078          2,875,893         6,386,206          7,217        2,301,213
Dividend receivable..........          --             --                 --                --             --               --
Receivable for units sold....          --             --                 --             7,768             --               --
                                 --------         ------          ---------         ---------          -----        ---------
       Total assets..........     321,215         17,078          2,875,893         6,393,974          7,217        2,301,213
                                 --------         ------          ---------         ---------          -----        ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          12              1                111               274              2               89
Payable for units
  withdrawn..................          --             --                 --                --             --               62
                                 --------         ------          ---------         ---------          -----        ---------
       Total liabilities.....          12              1                111               274              2              151
                                 --------         ------          ---------         ---------          -----        ---------
Net assets attributable
  to variable annuity
  contract owners............    $321,203         17,077          2,875,782         6,393,700          7,215        2,301,062
                                 ========         ======          =========         =========          =====        =========
Investments in
  securities at cost.........    $320,561         16,783          2,582,556         5,480,335          6,624        2,018,996
                                 ========         ======          =========         =========          =====        =========
Shares outstanding...........      21,631          1,167            108,035           242,361          1,015           90,706
                                 ========         ======          =========         =========          =====        =========

                              ------------------------------

                                VIP Equity-   VIP Growth &
                                  Income         Income
                               Portfolio --   Portfolio --
                              Service Class 2 Initial Class
                              --------------- -------------
Assets
Investments at fair
  value (note 2):............    6,155,447      1,137,686
Dividend receivable..........           --             --
Receivable for units sold....        8,373             --
                                 ---------      ---------
       Total assets..........    6,163,820      1,137,686
                                 ---------      ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          265             44
Payable for units
  withdrawn..................           --             --
                                 ---------      ---------
       Total liabilities.....          265             44
                                 ---------      ---------
Net assets attributable
  to variable annuity
  contract owners............    6,163,555      1,137,642
                                 =========      =========
Investments in
  securities at cost.........    5,311,449      1,112,502
                                 =========      =========
Shares outstanding...........      245,335         81,789
                                 =========      =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


                                                        Fidelity Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------------------------------
                               VIP Growth &    VIP Growth
                                  Income      Opportunities  VIP Growth     VIP Growth      VIP Mid Cap   VIP Overseas
                               Portfolio --   Portfolio --  Portfolio --   Portfolio --    Portfolio --   Portfolio --
                              Service Class 2 Initial Class Initial Class Service Class 2 Service Class 2 Initial Class
                              --------------- ------------- ------------- --------------- --------------- -------------
Assets
Investments at fair
  value (note 2):............   $2,612,904       564,291      1,492,163      1,911,132       5,755,271       768,511
Dividend receivable..........           --            --             --             --              --            --
Receivable for units sold....        2,466            --             13          3,274          19,272            --
                                ----------       -------      ---------      ---------       ---------       -------
       Total assets..........    2,615,370       564,291      1,492,176      1,914,406       5,774,543       768,511
                                ----------       -------      ---------      ---------       ---------       -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          112            22             58             82             246            30
Payable for units
  withdrawn..................           --            --             --             --              --           545
                                ----------       -------      ---------      ---------       ---------       -------
       Total liabilities.....          112            22             58             82             246           575
                                ----------       -------      ---------      ---------       ---------       -------
Net assets attributable
  to variable annuity
  contract owners............   $2,615,258       564,269      1,492,118      1,914,324       5,774,297       767,936
                                ==========       =======      =========      =========       =========       =======
Investments in
  securities at cost.........   $2,418,409       642,659      1,926,432      1,767,439       4,415,951       723,605
                                ==========       =======      =========      =========       =========       =======
Shares outstanding...........      190,584        35,115         46,616         60,402         192,613        43,865
                                ==========       =======      =========      =========       =========       =======

                              ----------------
                                 VIP Value
                                Strategies
                               Portfolio --
                              Service Class 2
                              ---------------
Assets
Investments at fair
  value (note 2):............     131,296
Dividend receivable..........          --
Receivable for units sold....          --
                                  -------
       Total assets..........     131,296
                                  -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......           6
Payable for units
  withdrawn..................          --
                                  -------
       Total liabilities.....           6
                                  -------
Net assets attributable
  to variable annuity
  contract owners............     131,290
                                  =======
Investments in
  securities at cost.........     117,930
                                  =======
Shares outstanding...........       9,285
                                  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


                                                      Franklin Templeton Variable Insurance Products Trust
                              ----------------------------------------------------------------------------------
                                                                                                  Templeton
                                 Franklin Large Cap       Mutual Shares    Templeton Foreign     Global Asset
                              Growth Securities Fund -- Securities Fund -- Securities Fund -- Allocation Fund --
                                   Class 2 Shares         Class 2 Shares     Class 2 Shares     Class 2 Shares
                              ------------------------- ------------------ ------------------ ------------------
Assets
Investments at fair
  value (note 2):............         $255,193               371,407           1,146,322           125,202
Dividend receivable..........               --                    --                  --                --
Receivable for units sold....              198                    --                 416               168
                                      --------               -------           ---------           -------
       Total assets..........          255,391               371,407           1,146,738           125,370
                                      --------               -------           ---------           -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......               11                    17                  50                 7
Payable for units
  withdrawn..................               --                    --                  --                --
                                      --------               -------           ---------           -------
       Total liabilities.....               11                    17                  50                 7
                                      --------               -------           ---------           -------
Net assets attributable
  to variable annuity
  contract owners............         $255,380               371,390           1,146,688           125,363
                                      ========               =======           =========           =======
Investments in
  securities at cost.........         $233,541               329,203             960,940           107,537
                                      ========               =======           =========           =======
Shares outstanding...........           17,127                22,320              79,883             5,976
                                      ========               =======           =========           =======

                              -------------------
                                  Templeton
                                Global Income
                              Securities Fund --
                                Class I Shares
                              ------------------
Assets
Investments at fair
  value (note 2):............       4,003
Dividend receivable..........          --
Receivable for units sold....          --
                                    -----
       Total assets..........       4,003
                                    -----
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          --
Payable for units
  withdrawn..................          --
                                    -----
       Total liabilities.....          --
                                    -----
Net assets attributable
  to variable annuity
  contract owners............       4,003
                                    =====
Investments in
  securities at cost.........       4,000
                                    =====
Shares outstanding...........         253
                                    =====

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  GE Investments Funds, Inc.
                              --------------------------------------------------------------------------------------------------
                              Global Income             International Mid-Cap Equity Money Market Premier Growth   Real Estate
                                  Fund      Income Fund  Equity Fund       Fund          Fund      Equity Fund   Securities Fund
                              ------------- ----------- ------------- -------------- ------------ -------------- ---------------
Assets
Investments at fair
  value (note 2):............   $214,579     4,149,685     214,565      4,922,913     6,241,837     2,918,972       2,430,867
Dividend receivable..........         --            --          --             --         9,640            --              --
Receivable for units sold....         14         1,604          --          1,563         2,184         1,189              --
                                --------     ---------     -------      ---------     ---------     ---------       ---------
       Total assets..........    214,593     4,151,289     214,565      4,924,476     6,253,661     2,920,161       2,430,867
                                --------     ---------     -------      ---------     ---------     ---------       ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          8           174           8            204           260           118             102
Payable for units
  withdrawn..................         --            --          --             --            --            --             641
                                --------     ---------     -------      ---------     ---------     ---------       ---------
       Total liabilities.....          8           174           8            204           260           118             743
                                --------     ---------     -------      ---------     ---------     ---------       ---------
Net assets attributable
  to variable annuity
  contract owners............   $214,585     4,151,115     214,557      4,924,272     6,253,401     2,920,043       2,430,124
                                ========     =========     =======      =========     =========     =========       =========
Investments in
  securities at cost.........   $183,934     4,347,011     155,543      4,404,178     6,241,837     2,758,640       2,152,026
                                ========     =========     =======      =========     =========     =========       =========
Shares outstanding...........     17,690       338,750      21,984        268,571     6,241,837        38,946         124,405
                                ========     =========     =======      =========     =========     =========       =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004



                                                   GE Investments Funds, Inc. (continued)
                              --------------------------------------------------------------------------------

                              S&P 500(R)  Small-Cap Value
                              Index Fund    Equity Fund   Total Return Fund U.S. Equity Fund Value Equity Fund
                              ----------- --------------- ----------------- ---------------- -----------------
Assets
Investments at fair
  value (note 2):............ $31,012,428    4,706,980        8,855,301        3,688,863         1,656,833
Dividend receivable..........          --           --               --               --                --
Receivable for units sold....     113,576        4,503           46,620            2,902               992
                              -----------    ---------        ---------        ---------         ---------
       Total assets..........  31,126,004    4,711,483        8,901,921        3,691,765         1,657,825
                              -----------    ---------        ---------        ---------         ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......       1,275          197              366              146                73
Payable for units
  withdrawn..................          --           --               --               --                --
                              -----------    ---------        ---------        ---------         ---------
       Total liabilities.....       1,275          197              366              146                73
                              -----------    ---------        ---------        ---------         ---------
Net assets attributable
  to variable annuity
  contract owners............ $31,124,729    4,711,286        8,901,555        3,691,619         1,657,752
                              ===========    =========        =========        =========         =========
Investments in
  securities at cost......... $28,761,820    4,093,023        8,415,572        3,572,799         1,425,890
                              ===========    =========        =========        =========         =========
Shares outstanding...........   1,390,692      345,593          554,496          109,755           169,584
                              ===========    =========        =========        =========         =========

                                Goldman Sachs Variable
                                    Insurance Trust
                              ---------------------------
                              Goldman Sachs Goldman Sachs
                               Growth and      Mid Cap
                               Income Fund   Value Fund
                              ------------- -------------
Assets
Investments at fair
  value (note 2):............    499,203      1,898,299
Dividend receivable..........         --             --
Receivable for units sold....         --             --
                                 -------      ---------
       Total assets..........    499,203      1,898,299
                                 -------      ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......         19             73
Payable for units
  withdrawn..................         --            132
                                 -------      ---------
       Total liabilities.....         19            205
                                 -------      ---------
Net assets attributable
  to variable annuity
  contract owners............    499,184      1,898,094
                                 =======      =========
Investments in
  securities at cost.........    427,842      1,418,937
                                 =======      =========
Shares outstanding...........     42,630        124,234
                                 =======      =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


                                  Greenwich
                                Street Series
                                    Fund                                                Janus Aspen Series
                              ----------------- ---------------------------------------------------------------------
                                                                                Capital      Capital      Flexible
                              Salomon Brothers    Balanced                   Appreciation  Appreciation    Income
                                  Variable      Portfolio --     Balanced    Portfolio --  Portfolio -- Portfolio --
                              Aggressive Growth Institutional  Portfolio --  Institutional   Service    Institutional
                              Fund -- Class II     Shares     Service Shares    Shares        Shares       Shares
                              ----------------- ------------- -------------- ------------- ------------ -------------
Assets
Investments at fair
  value (note 2):............     $202,191        4,915,818     5,656,867      3,836,474     502,701       391,510
Dividend receivable..........           --               --            --             --          --            --
Receivable for units sold....           --               --        10,728             --         964            --
                                  --------        ---------     ---------      ---------     -------       -------
       Total assets..........      202,191        4,915,818     5,667,595      3,836,474     503,665       391,510
                                  --------        ---------     ---------      ---------     -------       -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......            9              190           250            148          21            15
Payable for units
  withdrawn..................           --               --            --             --          --            --
                                  --------        ---------     ---------      ---------     -------       -------
       Total liabilities.....            9              190           250            148          21            15
                                  --------        ---------     ---------      ---------     -------       -------
Net assets attributable
  to variable annuity
  contract owners............     $202,182        4,915,628     5,667,345      3,836,326     503,644       391,495
                                  ========        =========     =========      =========     =======       =======
Investments in
  securities at cost.........     $189,454        4,948,862     5,087,035      4,361,608     421,691       389,372
                                  ========        =========     =========      =========     =======       =======
Shares outstanding...........        9,605          201,551       224,123        156,081      20,611        32,250
                                  ========        =========     =========      =========     =======       =======



                              ------------------------------

                               Global Life       Global
                                 Sciences      Technology
                               Portfolio --   Portfolio --
                              Service Shares Service Shares
                              -------------- --------------
Assets
Investments at fair
  value (note 2):............    157,732         83,286
Dividend receivable..........         --             --
Receivable for units sold....         --             34
                                 -------         ------
       Total assets..........    157,732         83,320
                                 -------         ------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          8              5
Payable for units
  withdrawn..................         --             --
                                 -------         ------
       Total liabilities.....          8              5
                                 -------         ------
Net assets attributable
  to variable annuity
  contract owners............    157,724         83,315
                                 =======         ======
Investments in
  securities at cost.........    123,717         74,218
                                 =======         ======
Shares outstanding...........     20,042         23,461
                                 =======         ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                        Janus Aspen Series (continued)
                              --------------------------------------------------------------------------------------
                                                           International                   Mid Cap
                                 Growth                       Growth     International     Growth        Mid Cap
                              Portfolio --      Growth     Portfolio --      Growth     Portfolio --      Growth
                              Institutional  Portfolio --  Institutional  Portfolio --  Institutional  Portfolio --
                                 Shares     Service Shares    Shares     Service Shares    Shares     Service Shares
                              ------------- -------------- ------------- -------------- ------------- --------------
Assets
Investments at fair
  value (note 2):............  $2,124,612      361,095       1,489,226      825,841       3,284,380      395,202
Dividend receivable..........          --           --              --           --              --           --
Receivable for units sold....          --           63              --           --              --           --
                               ----------      -------       ---------      -------       ---------      -------
       Total assets..........   2,124,612      361,158       1,489,226      825,841       3,284,380      395,202
                               ----------      -------       ---------      -------       ---------      -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          82           15              57           35             127           17
Payable for units
  withdrawn..................          --           --              --           --              --           --
                               ----------      -------       ---------      -------       ---------      -------
       Total liabilities.....          82           15              57           35             127           17
                               ----------      -------       ---------      -------       ---------      -------
Net assets attributable
  to variable annuity
  contract owners............  $2,124,530      361,143       1,489,169      825,806       3,284,253      395,185
                               ==========      =======       =========      =======       =========      =======
Investments in
  securities at cost.........  $2,955,492      306,416       1,791,416      683,567       5,638,036      301,741
                               ==========      =======       =========      =======       =========      =======
Shares outstanding...........     105,860       18,200          54,791       30,655         127,104       15,584
                               ==========      =======       =========      =======       =========      =======

                              -----------------------------
                                Worldwide
                                 Growth       Worldwide
                              Portfolio --      Growth
                              Institutional  Portfolio --
                                 Shares     Service Shares
                              ------------- --------------
Assets
Investments at fair
  value (note 2):............   2,030,379      674,819
Dividend receivable..........          --           --
Receivable for units sold....          --          141
                                ---------      -------
       Total assets..........   2,030,379      674,960
                                ---------      -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          78           29
Payable for units
  withdrawn..................          --           --
                                ---------      -------
       Total liabilities.....          78           29
                                ---------      -------
Net assets attributable
  to variable annuity
  contract owners............   2,030,301      674,931
                                =========      =======
Investments in
  securities at cost.........   2,976,361      598,130
                                =========      =======
Shares outstanding...........      75,817       25,350
                                =========      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


                                                        J.P. Morgan Series Trust II
                              -------------------------------------------------------------------------------



                                              International   Mid Cap Value Small Company U.S. Large Cap Core
                              Bond Portfolio Equity Portfolio   Portfolio     Portfolio    Equity Portfolio
                              -------------- ---------------- ------------- ------------- -------------------
Assets
Investments at fair
  value (note 2):............   $1,269,006       102,809        2,188,084      356,794          169,346
Dividend receivable..........           --            --               --           --               --
Receivable for units sold....        1,821            --            3,507          111               88
                                ----------       -------        ---------      -------          -------
       Total assets..........    1,270,827       102,809        2,191,591      356,905          169,434
                                ----------       -------        ---------      -------          -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......           56             5               96           16                9
Payable for units
  withdrawn..................           --            --               --           --               --
                                ----------       -------        ---------      -------          -------
       Total liabilities.....           56             5               96           16                9
                                ----------       -------        ---------      -------          -------
Net assets attributable
  to variable annuity
  contract owners............   $1,270,771       102,804        2,191,495      356,889          169,425
                                ==========       =======        =========      =======          =======
Investments in
  securities at cost.........   $1,253,494        90,993        1,808,439      287,194          155,827
                                ==========       =======        =========      =======          =======
Shares outstanding...........      104,273         9,245           84,417       19,955           12,461
                                ==========       =======        =========      =======          =======

                                   Merrill Lynch Variable Series Fund, Inc.
                              --------------------------------------------------
                                                Merrill Lynch    Merrill Lynch
                               Merrill Lynch      Large Cap          Value
                                Basic Value      Growth V.I.     Opportunities
                                V.I. Fund --       Fund --        V.I. Fund --
                              Class III Shares Class III Shares Class III Shares
                              ---------------- ---------------- ----------------
Assets
Investments at fair
  value (note 2):............      86,319           30,481           74,015
Dividend receivable..........          --               --               --
Receivable for units sold....          --               --               --
                                   ------           ------           ------
       Total assets..........      86,319           30,481           74,015
                                   ------           ------           ------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......           5                1                4
Payable for units
  withdrawn..................          --               --               --
                                   ------           ------           ------
       Total liabilities.....           5                1                4
                                   ------           ------           ------
Net assets attributable
  to variable annuity
  contract owners............      86,314           30,480           74,011
                                   ======           ======           ======
Investments in
  securities at cost.........      81,103           27,625           90,038
                                   ======           ======           ======
Shares outstanding...........       5,502            3,063            8,224
                                   ======           ======           ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


                                                                     MFS(R) Variable Insurance Trust
                              -------------------------------------------------------------------------------------------
                              MFS(R) Investors  MFS(R) Investors     MFS(R) New      MFS(R) Strategic
                                Growth Stock    Trust Series --  Discovery Series -- Income Series -- MFS(R) Total Return
                              Series -- Service  Service Class      Service Class     Service Class    Series -- Service
                                Class Shares         Shares            Shares             Shares         Class Shares
                              ----------------- ---------------- ------------------- ---------------- -------------------
Assets
Investments at fair
  value (note 2):............    $2,074,443        2,676,685            998,221          235,754            667,936
Dividend receivable..........            --               --                 --               --                 --
Receivable for units sold....         2,433            3,625              1,824               56                204
                                 ----------        ---------          ---------          -------            -------
       Total assets..........     2,076,876        2,680,310          1,000,045          235,810            668,140
                                 ----------        ---------          ---------          -------            -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......            90              116                 43               11                 29
Payable for units
  withdrawn..................            --               --                 --               --                 --
                                 ----------        ---------          ---------          -------            -------
       Total liabilities.....            90              116                 43               11                 29
                                 ----------        ---------          ---------          -------            -------
Net assets attributable
  to variable annuity
  contract owners............    $2,076,786        2,680,194          1,000,002          235,799            668,111
                                 ==========        =========          =========          =======            =======
Investments in
  securities at cost.........    $1,831,976        2,380,713            863,301          225,448            605,901
                                 ==========        =========          =========          =======            =======
Shares outstanding...........       222,103          148,787             67,860           21,182             31,432
                                 ==========        =========          =========          =======            =======

                                                 Nations Separate Account Trust
                              --------------------------------------------------
                                                                 Nations Marsico
                              MFS(R) Utilities                    International
                              Series -- Service Nations Marsico   Opportunities
                                Class Shares    Growth Portfolio    Portfolio
                              ----------------- ---------------- ---------------
Assets
Investments at fair
  value (note 2):............     1,252,644        1,822,235        2,229,967
Dividend receivable..........            --               --               --
Receivable for units sold....         1,421              258               67
                                  ---------        ---------        ---------
       Total assets..........     1,254,065        1,822,493        2,230,034
                                  ---------        ---------        ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......            53               78               93
Payable for units
  withdrawn..................            --               --               --
                                  ---------        ---------        ---------
       Total liabilities.....            53               78               93
                                  ---------        ---------        ---------
Net assets attributable
  to variable annuity
  contract owners............     1,254,012        1,822,415        2,229,941
                                  =========        =========        =========
Investments in
  securities at cost.........       942,769        1,604,813        1,948,638
                                  =========        =========        =========
Shares outstanding...........        61,646          109,444          141,675
                                  =========        =========        =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                         Oppenheimer Variable Account Funds
                              ----------------------------------------------------------------------------------------------
                                           Oppenheimer                                                         Oppenheimer
                              Oppenheimer   Aggressive                Oppenheimer                Oppenheimer     Capital
                              Aggressive      Growth     Oppenheimer    Balanced                   Capital     Appreciation
                                Growth      Fund/VA --    Balanced     Fund/VA --   Oppenheimer  Appreciation   Fund/VA --
                                Fund/VA   Service Shares   Fund/VA   Service Shares Bond Fund/VA   Fund/VA    Service Shares
                              ----------- -------------- ----------- -------------- ------------ ------------ --------------
Assets
Investments at fair
  value (note 2):............ $  966,826     191,506       902,994      231,799      1,922,709    1,253,916     3,886,952
Dividend receivable..........         --          --            --           --             --           --            --
Receivable for units sold....         --         314            --           --             --           --         4,856
                              ----------     -------       -------      -------      ---------    ---------     ---------
       Total assets..........    966,826     191,820       902,994      231,799      1,922,709    1,253,916     3,891,808
                              ----------     -------       -------      -------      ---------    ---------     ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......         37          11            35           11             74           48           169
Payable for units
  withdrawn..................         --          --            --           --             --           --            --
                              ----------     -------       -------      -------      ---------    ---------     ---------
       Total liabilities.....         37          11            35           11             74           48           169
                              ----------     -------       -------      -------      ---------    ---------     ---------
Net assets attributable
  to variable annuity
  contract owners............ $  966,789     191,809       902,959      231,788      1,922,635    1,253,868     3,891,639
                              ==========     =======       =======      =======      =========    =========     =========
Investments in
  securities at cost......... $1,483,448     171,446       802,337      218,897      1,858,695    1,308,284     3,600,321
                              ==========     =======       =======      =======      =========    =========     =========
Shares outstanding...........     21,988       4,388        52,046       13,430        167,192       33,899       105,825
                              ==========     =======       =======      =======      =========    =========     =========

                              ---------------------------
                               Oppenheimer
                                  Global
                                Securities   Oppenheimer
                                Fund/VA --   High Income
                              Service Shares   Fund/VA
                              -------------- -----------
Assets
Investments at fair
  value (note 2):............   3,354,453      605,165
Dividend receivable..........          --           --
Receivable for units sold....      18,905          159
                                ---------      -------
       Total assets..........   3,373,358      605,324
                                ---------      -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......         145           23
Payable for units
  withdrawn..................          --           --
                                ---------      -------
       Total liabilities.....         145           23
                                ---------      -------
Net assets attributable
  to variable annuity
  contract owners............   3,373,213      605,301
                                =========      =======
Investments in
  securities at cost.........   2,579,801      580,586
                                =========      =======
Shares outstanding...........     114,369       68,769
                                =========      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                  Oppenheimer Variable
                                Account Funds (continued)   PBHG Insurance Series Fund, Inc.
                              ----------------------------- -------------------------------
                                              Oppenheimer
                               Oppenheimer    Main Street
                               Main Street     Small Cap
                                Fund/VA --     Fund/VA --   PBHG Growth II   PBHG Large Cap
                              Service Shares Service Shares   Portfolio     Growth Portfolio
                              -------------- -------------- --------------  ----------------
Assets
Investments at fair
  value (note 2):............   $7,635,240     2,956,939       293,349          703,107
Dividend receivable..........           --            --            --               --
Receivable for units sold....       11,747         1,672            --               --
                                ----------     ---------       -------          -------
       Total assets..........    7,646,987     2,958,611       293,349          703,107
                                ----------     ---------       -------          -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          336           128            11               27
Payable for units
  withdrawn..................           --            --            --               --
                                ----------     ---------       -------          -------
       Total liabilities.....          336           128            11               27
                                ----------     ---------       -------          -------
Net assets attributable
  to variable annuity
  contract owners............   $7,646,651     2,958,483       293,338          703,080
                                ==========     =========       =======          =======
Investments in
  securities at cost.........   $6,526,107     2,390,354       611,628          964,380
                                ==========     =========       =======          =======
Shares outstanding...........      368,852       185,156        27,991           39,545
                                ==========     =========       =======          =======

                                              PIMCO Variable Insurance Trust
                              --------------------------------------------------------------
                                Foreign Bond                   Long-Term U.S.
                               Portfolio (U.S.    High Yield     Government    Total Return
                              Dollar Hedged) --  Portfolio --   Portfolio --   Portfolio --
                               Administrative   Administrative Administrative Administrative
                                Class Shares     Class Shares   Class Shares   Class Shares
                              ----------------- -------------- -------------- --------------
Assets
Investments at fair
  value (note 2):............      137,296        3,882,976      6,933,530      18,111,175
Dividend receivable..........          239           20,792         20,721          39,185
Receivable for units sold....          105               --          5,334          57,921
                                   -------        ---------      ---------      ----------
       Total assets..........      137,640        3,903,768      6,959,585      18,208,281
                                   -------        ---------      ---------      ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......            9              168            297             769
Payable for units
  withdrawn..................           --           28,555             --              --
                                   -------        ---------      ---------      ----------
       Total liabilities.....            9           28,723            297             769
                                   -------        ---------      ---------      ----------
Net assets attributable
  to variable annuity
  contract owners............      137,631        3,875,045      6,959,288      18,207,512
                                   =======        =========      =========      ==========
Investments in
  securities at cost.........      135,131        3,668,712      6,903,637      17,830,419
                                   =======        =========      =========      ==========
Shares outstanding...........       13,527          462,259        619,618       1,723,233
                                   =======        =========      =========      ==========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                               Rydex Variable
                              The Prudential Series Fund, Inc.     Trust
                              -------------------------------- --------------
                              Jennison 20/20
                                  Focus          Jennison
                               Portfolio --    Portfolio --
                                 Class II     Class II Shares     OTC Fund
                              --------------  ---------------  --------------
Assets
Investments at fair
  value (note 2):............    $15,631          79,515          957,480
Dividend receivable..........         --              --               --
Receivable for units sold....         --              --              141
                                 -------          ------          -------
       Total assets..........     15,631          79,515          957,621
                                 -------          ------          -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          1               4               44
Payable for units
  withdrawn..................         --              --               --
                                 -------          ------          -------
       Total liabilities.....          1               4               44
                                 -------          ------          -------
Net assets attributable
  to variable annuity
  contract owners............    $15,630          79,511          957,577
                                 =======          ======          =======
Investments in
  securities at cost.........    $14,183          67,448          859,438
                                 =======          ======          =======
Shares outstanding...........      1,278           4,425           66,538
                                 =======          ======          =======

                                            Salomon Brothers Variable Series Funds Inc
                              -----------------------------------------------------------------------
                                                                   Salomon Brothers  Salomon Brothers
                              Salomon Brothers  Salomon Brothers  Variable Strategic  Variable Total
                              Variable All Cap Variable Investors    Bond Fund --     Return Fund --
                              Fund -- Class II  Fund -- Class I        Class I           Class I
                              ---------------- ------------------ ------------------ ----------------
Assets
Investments at fair
  value (note 2):............     298,037           215,204            300,268           138,779
Dividend receivable..........          --                --                 --                --
Receivable for units sold....         864                --                 --                --
                                  -------           -------            -------           -------
       Total assets..........     298,901           215,204            300,268           138,779
                                  -------           -------            -------           -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          13                 8                 12                 5
Payable for units
  withdrawn..................          --                --                 --                --
                                  -------           -------            -------           -------
       Total liabilities.....          13                 8                 12                 5
                                  -------           -------            -------           -------
Net assets attributable
  to variable annuity
  contract owners............     298,888           215,196            300,256           138,774
                                  =======           =======            =======           =======
Investments in
  securities at cost.........     280,952           199,692            301,666           128,325
                                  =======           =======            =======           =======
Shares outstanding...........      17,688            15,583             27,598            12,314
                                  =======           =======            =======           =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


                                           Scudder Variable Series II                   Van Kampen Life Investment Trust
                              ---------------------------------------------------- -------------------------------------------
                                                  SVS Dreman High SVS Dreman Small
                              Scudder Technology   Return Equity     Cap Value           Comstock           Emerging Growth
                              Growth Portfolio --  Portfolio --     Portfolio --   Portfolio -- Class II Portfolio -- Class II
                                Class B Shares    Class B Shares   Class B Shares         Shares                Shares
                              ------------------- --------------- ---------------- --------------------- ---------------------
Assets
Investments at fair
  value (note 2):............      $112,206           465,031         346,640            1,631,012              157,319
Dividend receivable..........            --                --              --                   --                   --
Receivable for units sold....            32               886              14                1,641                   88
                                   --------           -------         -------            ---------              -------
       Total assets..........       112,238           465,917         346,654            1,632,653              157,407
                                   --------           -------         -------            ---------              -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......             6                20              16                   72                    9
Payable for units
  withdrawn..................            --                --              --                   --                   --
                                   --------           -------         -------            ---------              -------
       Total liabilities.....             6                20              16                   72                    9
                                   --------           -------         -------            ---------              -------
Net assets attributable
  to variable annuity
  contract owners............      $112,232           465,897         346,638            1,632,581              157,398
                                   ========           =======         =======            =========              =======
Investments in
  securities at cost.........      $103,726           386,466         292,098            1,407,553              144,306
                                   ========           =======         =======            =========              =======
Shares outstanding...........        12,565            36,820          17,315              119,139                6,088
                                   ========           =======         =======            =========              =======

                See accompanying notes to financial statements.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                           Statements of Operations

                                                                        AIM Variable Insurance Funds
                          -------------------------------------------------------------------------------------------------------
                             AIM V.I.                                         AIM V.I. Capital                      AIM V.I.
                            Aggressive     AIM V.I. Basic  AIM V.I. Blue Chip   Appreciation   AIM V.I. Growth    International
                          Growth Fund --   Value Fund --    Fund -- Series I  Fund -- Series I Fund -- Series I  Growth Fund --
                          Series I Shares Series II Shares       Shares            Shares           Shares      Series II Shares
                          --------------- ---------------- ------------------ ---------------- ---------------- -----------------
                                                                                                                   Period from
                                                                                                                  November 15,
                                                                                                                     2004 to
                                                      Year ended December 31, 2004                              December 31, 2004
                          ------------------------------------------------------------------------------------  -----------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............     $    --              --               201                --               --               --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............          --              --                --                --               --               --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............         121           4,596               911             2,298            2,699               61
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............          --             272                --               103               96               --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............         954          10,847             1,007             2,333            2,407               --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............          --           1,613                --               488              550               --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............          --           1,306                --                --               --               --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............          --              --                --                --               --               --
                              -------         -------            ------            ------           ------            -----
Net investment income
 (expense)...............      (1,075)        (18,634)           (1,717)           (5,222)          (5,752)             (61)
                              -------         -------            ------            ------           ------            -----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)         513           6,332               986             1,430           21,116                1
 Change in unrealized
   appreciation
   (depreciation)........       8,644         135,580             8,808            24,091           11,485            3,524
 Capital gain
   distribution..........          --              --                --                --               --               --
                              -------         -------            ------            ------           ------            -----
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............       9,157         141,912             9,794            25,521           32,601            3,525
                              -------         -------            ------            ------           ------            -----
Increase (decrease) in
 net assets from
 operations..............     $ 8,082         123,278             8,077            20,299           26,849            3,464
                              =======         =======            ======            ======           ======            =====

                          -----------------

                          AIM V.I. Premier
                           Equity Fund --
                           Series I Shares
                          -----------------


                             Year ended
                          December 31, 2004
                          -----------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............        4,688
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............           --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............        8,443
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............        2,302
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............        4,191
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............        1,102
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............           --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............           --
                               -------
Net investment income
 (expense)...............      (11,350)
                               -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)         (939)
 Change in unrealized
   appreciation
   (depreciation)........       51,141
 Capital gain
   distribution..........           --
                               -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............       50,202
                               -------
Increase (decrease) in
 net assets from
 operations..............       38,852
                               =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               The Alger American Fund
                          ---------------------------------  -------------------
                                              Alger American
                                                  Small       AllianceBernstein
                            Alger American    Capitalization     Growth and
                          Growth Portfolio --  Portfolio --  Income Portfolio --
                            Class O Shares    Class O Shares       Class B
                          ------------------- -------------- -------------------


                                                                 Year ended
                             Year ended December 31, 2004     December 31, 2004
                          ---------------------------------  -------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............      $     --               --            41,265
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............        11,177           10,779             1,364
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............            --               --            27,686
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............            --               --             8,824
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............            --               --            35,789
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............            --               --            15,062
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............            --               --             2,037
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............            --               --                --
                               --------          -------           -------
Net investment income
 (expense)...............       (11,177)         (10,779)          (49,497)
                               --------          -------           -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)       (83,039)         (38,584)           90,831
 Change in unrealized
   appreciation
   (depreciation)........       124,151          156,584           523,582
 Capital gain
   distribution..........            --               --                --
                               --------          -------           -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............        41,112          118,000           614,413
                               --------          -------           -------
Increase (decrease) in
 net assets from
 operations..............      $ 29,935          107,221           564,916
                               ========          =======           =======

                          AllianceBernstein Variable Products Series Fund, Inc.
                          ------------------------------------------------------------------------
                                                               AllianceBernstein
                          AllianceBernstein  AllianceBernstein     Small Cap     AllianceBernstein
                            International     Premier Growth        Growth          Technology
                          Value Portfolio --   Portfolio --      Portfolio --      Portfolio --
                               Class B            Class B           Class B           Class B
                          ------------------ ----------------- ----------------- -----------------
                             Period from
                             November 15,
                               2004 to
                          December 31, 2004              Year ended December 31, 2004
                          ------------------ ----------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............          --                  --               --                --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............          --                  --               --                --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............          --               6,366              371             1,085
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............          --               2,106              236                --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............          53              11,003            1,138             1,839
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............          --               2,911               --               706
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............          --                 203               --                61
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............          --                  --               --                --
                                -----             -------           ------            ------
Net investment income
 (expense)...............         (53)            (22,589)          (1,745)           (3,691)
                                -----             -------           ------            ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)           4               9,587            3,025             2,208
 Change in unrealized
   appreciation
   (depreciation)........       1,944             114,996           11,120            22,109
 Capital gain
   distribution..........          --                  --               --                --
                                -----             -------           ------            ------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............       1,948             124,583           14,145            24,317
                                -----             -------           ------            ------
Increase (decrease) in
 net assets from
 operations..............       1,895             101,994           12,400            20,626
                                =====             =======           ======            ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                American Century Variable Portfolios, Inc.                      Dreyfus
                              ---------------------------------------------  ---------------------------------------------
                                                                                Dreyfus      The Dreyfus
                                                                               Investment      Socially    Dreyfus Variable
                              VP Income &                                    Portfolios --   Responsible      Investment
                                Growth    VP International VP Ultra VP Value  MidCap Stock      Growth         Fund --
                                Fund --       Fund --      Fund --  Fund --   Portfolio --  Fund, Inc. --    Money Market
                                Class I       Class I      Class I  Class I  Initial Shares Initial Shares    Portfolio
                              ----------- ---------------- -------- -------- -------------- -------------- ----------------
                                       Year ended December 31, 2004                   Year ended December 31, 2004
                              ---------------------------------------------  ---------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............   $ 1,866           120           --    8,586        257           1,025             906
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............        --            --           --       --         --              --              --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............        --            35          139      234        211           1,325             172
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............        --            --           --       --         --              68              --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............     2,230           906        2,312   15,007        575           1,284           2,045
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............        --            --          199       --         --              --             295
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............        --            --           --       --         --              --              --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............        --            --           --       --         --              --              --
                                -------        ------       ------  -------      -----          ------          ------
Net investment income
  (expense)..................      (364)         (821)      (2,650)  (6,655)      (529)         (1,652)         (1,606)
                                -------        ------       ------  -------      -----          ------          ------
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..     3,088           693          403    7,371      1,094           1,612              --
   Change in unrealized
     appreciation
     (depreciation)..........    13,010        12,628       27,416  117,741      5,518          15,069              --
   Capital gain distribution.        --            --           --    6,660      1,665              --              --
                                -------        ------       ------  -------      -----          ------          ------
Net realized and unrealized
  gain (loss) on
  investments on investments.    16,098        13,321       27,819  131,772      8,277          16,681              --
                                -------        ------       ------  -------      -----          ------          ------
Increase (decrease) in net
  assets from operations.....   $15,734        12,500       25,169  125,117      7,748          15,029          (1,606)
                                =======        ======       ======  =======      =====          ======          ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                 Eaton Vance Variable Trust                             Federated Insurance Series
                          ----------------------------------------  -------------------------------------------------------
                                                                    Federated
                                                                     American                 Federated High Federated High
                                                                     Leaders                   Income Bond    Income Bond
                          VT Floating-  VT Income    VT Worldwide   Fund II --   Federated      Fund II --     Fund II --
                              Rate       Fund of    Health Sciences  Primary   Capital Income    Primary        Service
                          Income Fund     Boston         Fund         Shares      Fund II         Shares         Shares
                          ------------ ------------ --------------- ---------- -------------- -------------- --------------
                                       Period from
                                        January 1,
                           Year ended    2004 to      Year ended
                          December 31, December 15,  December 31,
                              2004         2004          2004                          Year ended December 31, 2004
                          ------------ ------------ --------------- -------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............   $96,741        4,762            --         9,515       19,733         30,869         99,404
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............        --           --            --         9,566        6,346          6,019             --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............    15,082        1,392         2,522            --           --             --         11,958
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............     6,026           --           537            --           --             --          1,000
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............    26,273        4,094         5,401            --           --             --         10,174
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............     9,891          151           394            --           --             --          2,161
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............     1,788           --           484            --           --             --            736
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............        --           --            --            --           --             --             --
                            -------       ------        ------        ------      -------         ------        -------
Net investment income
 (expense)...............    37,681         (875)       (9,338)          (51)      13,387         24,850         73,375
                            -------       ------        ------        ------      -------         ------        -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)     2,360        4,625         5,045          (284)     (17,353)          (279)        16,394
 Change in unrealized
   appreciation
   (depreciation)........     1,851       (6,599)       33,904        54,992       40,774         11,043         53,178
 Capital gain
   distribution..........        --           --            --            --           --             --             --
                            -------       ------        ------        ------      -------         ------        -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............     4,211       (1,974)       38,949        54,708       23,421         10,764         69,572
                            -------       ------        ------        ------      -------         ------        -------
Increase (decrease) in
 net assets from
 operations..............   $41,892       (2,849)       29,611        54,657       36,808         35,614        142,947
                            =======       ======        ======        ======      =======         ======        =======

                          -----------

                           Federated
                           Kaufmann
                          Fund II  --
                            Service
                            Shares
                          -----------





                          -----------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............        45
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............        --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............     3,066
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............       273
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............     9,945
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............     1,286
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............     1,367
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............        --
                            -------
Net investment income
 (expense)...............   (15,892)
                            -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    13,402
 Change in unrealized
   appreciation
   (depreciation)........   164,594
 Capital gain
   distribution..........        --
                            -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............   177,996
                            -------
Increase (decrease) in
 net assets from
 operations..............   162,104
                            =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                 Fidelity Variable Insurance Products Fund
                          --------------------------------------------------------------------------------------------
                                                                                            VIP Dynamic
                                                                                              Capital
                            VIP Asset      VIP Asset                                        Appreciation  VIP Equity-
                           Manager/SM/    Manager/SM/   VIP Contrafund(R) VIP Contrafund(R) Portfolio --    Income
                          Portfolio --   Portfolio --     Portfolio --      Portfolio --      Service    Portfolio --
                          Initial Class Service Class 2   Initial Class    Service Class 2    Class 2    Initial Class
                          ------------- --------------- ----------------- ----------------- ------------ -------------
                                          Period from
                                           April 30,
                           Year ended       2004 to
                          December 31,   December 31,
                              2004           2004                                     Year ended December 31, 2004
                          ------------- --------------- --------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............    $ 8,508           --              9,530             6,463           --          34,684
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............      4,657           --             39,439                --           --          31,539
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............         --           15                 --            22,316           25              --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............         --           --                 --             1,173           --              --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............         --            5                 --            40,216            6              --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............         --           --                 --             4,611           --              --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............         --           --                 --             1,306           14              --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............         --           --                 --                --           --              --
                             -------          ---            -------           -------          ---         -------
Net investment income
 (expense)...............      3,851          (20)           (29,909)          (63,159)         (45)          3,145
                             -------          ---            -------           -------          ---         -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)     (1,342)          --             11,508           109,053           43          15,233
 Change in unrealized
   appreciation
   (depreciation)........      9,631          294            381,909           616,316          593         184,310
 Capital gain
   distribution..........         --           --                 --                --           --           8,286
                             -------          ---            -------           -------          ---         -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............      8,289          294            393,417           725,369          636         207,829
                             -------          ---            -------           -------          ---         -------
Increase (decrease) in
 net assets from
 operations..............    $12,140          274            363,508           662,210          591         210,974
                             =======          ===            =======           =======          ===         =======

                          --------------------------

                          VIP Equity-
                             Income    VIP Growth &
                          Portfolio --    Income
                            Service    Portfolio --
                            Class 2    Initial Class
                          ------------ -------------





                          --------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............    51,005       10,146
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............        --       15,830
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............    27,433           --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............     4,216           --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............    27,060           --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............    10,709           --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............     2,139           --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............        --           --
                            -------       ------
Net investment income
 (expense)...............   (20,552)      (5,684)
                            -------       ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    91,063       (4,128)
 Change in unrealized
   appreciation
   (depreciation)........   405,252       56,247
 Capital gain
   distribution..........    13,292           --
                            -------       ------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............   509,607       52,119
                            -------       ------
Increase (decrease) in
 net assets from
 operations..............   489,055       46,435
                            =======       ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                         Fidelity Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------------------------------
                               VIP Growth &    VIP Growth
                                  Income      Opportunities  VIP Growth     VIP Growth      VIP Mid Cap   VIP Overseas
                               Portfolio --   Portfolio --  Portfolio --   Portfolio --    Portfolio --   Portfolio --
                              Service Class 2 Initial Class Initial Class Service Class 2 Service Class 2 Initial Class
                              --------------- ------------- ------------- --------------- --------------- -------------


                                                            Year ended December 31, 2004
                              ----------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............    $ 10,373          3,729         4,156          1,583               --        8,842
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............          --          9,323        21,381             --              465       10,475
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............      13,699             --            --          8,319           24,554           --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............       2,355             --            --          1,655            3,759           --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............      11,495             --            --         10,872           26,046           --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............       1,682             --            --          1,124            9,640           --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............         128             --            --            136            1,946           --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............          --             --            --             --               --           --
                                 --------        -------       -------        -------        ---------       ------
Net investment income
  (expense)..................     (18,986)        (5,594)      (17,225)       (20,523)         (66,410)      (1,633)
                                 --------        -------       -------        -------        ---------       ------
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..      18,285        (48,344)      (91,201)        15,931          218,854       (6,521)
   Change in unrealized
     appreciation
     (depreciation)..........     109,843         83,935       134,815         40,529          827,371       91,567
   Capital gain distribution.          --             --            --             --               --           --
                                 --------        -------       -------        -------        ---------       ------
Net realized and unrealized
  gain (loss) on
  investments on investments.     128,128         35,591        43,614         56,460        1,046,225       85,046
                                 --------        -------       -------        -------        ---------       ------
Increase (decrease) in net
  assets from operations.....    $109,142         29,997        26,389         35,937          979,815       83,413
                                 ========        =======       =======        =======        =========       ======

                              -----------------
                                  VIP Value
                                 Strategies
                                Portfolio --
                               Service Class 2
                              -----------------
                                 Period from
                                April 30, to
                              December 31, 2004
                              -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............          --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............          --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............         273
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............          --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............          57
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............          --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............          11
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............          --
                                   ------
Net investment income
  (expense)..................        (341)
                                   ------
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..          32
   Change in unrealized
     appreciation
     (depreciation)..........      13,366
   Capital gain distribution.          --
                                   ------
Net realized and unrealized
  gain (loss) on
  investments on investments.      13,398
                                   ------
Increase (decrease) in net
  assets from operations.....      13,057
                                   ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                    Franklin Templeton Variable Insurance Products Trust
                              ------------------------------------------------------------------------------------------------
                              Franklin Large Cap                                       Templeton Global
                              Growth Securities    Mutual Shares    Templeton Foreign  Asset Allocation    Templeton Global
                               Fund -- Class 2   Securities Fund -- Securities Fund --     Fund --        Income Securities
                                    Shares         Class 2 Shares     Class 2 Shares    Class 2 Shares  Fund -- Class I Shares
                              ------------------ ------------------ ------------------ ---------------- ----------------------
                                                                                                             Period from
                                                                                                         December 15, 2004 to
                                                    Year ended December 31, 2004                          December 31, 2004
                              ------------------------------------------------------------------------- ----------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............      $   649              1,682              8,138             1,967                --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............           --                 --                 --                --                --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............          281                517                510               173                --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............           --                374                 --                --                --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............        2,192              2,468             11,794               792                --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............           --                203                271               178                --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............           --                 --                 --                --                --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............           --                 --                 --                --                --
                                   -------             ------            -------            ------                --
Net investment income
  (expense)..................       (1,824)            (1,880)            (4,437)              824                --
                                   -------             ------            -------            ------                --
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..          206                813             10,706             1,150                --
   Change in unrealized
     appreciation
     (depreciation)..........       14,821             31,987            141,009            13,241                 3
   Capital gain distribution.           --                 --                 --                --                --
                                   -------             ------            -------            ------                --
Net realized and unrealized
  gain (loss) on
  investments on investments.       15,027             32,800            151,715            14,391                 3
                                   -------             ------            -------            ------                --
Increase (decrease) in net
  assets from operations.....      $13,203             30,920            147,278            15,215                 3
                                   =======             ======            =======            ======                ==

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                      GE Investments Funds, Inc.
                              ---------------------------------------------------------------------------
                                                                                      Premier     Real
                                                                    Mid-Cap   Money   Growth     Estate
                              Global Income  Income   International Equity    Market  Equity   Securities
                                  Fund        Fund     Equity Fund   Fund      Fund    Fund       Fund
                              ------------- --------  ------------- -------  -------  -------  ----------
                                                     Year ended December 31, 2004
                              ---------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............    $10,912     209,327      2,386      48,077   58,393   18,003   114,997
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............      2,898      15,768      3,189      17,446   29,000   23,528     8,692
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............         --      10,705         --      25,584   25,113    7,586     5,835
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............         --         572         --       2,111    2,659      408       379
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............         --      24,352         --      13,514   17,299    7,721     7,779
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............         --       2,967         --       6,093    8,764    1,340     2,622
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............         --       1,279         --         676    7,497      161       656
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............         --          --         --          --       --       --        --
                                 -------    --------     ------     -------  -------  -------   -------
Net investment income
  (expense)..................      8,014     153,684       (803)    (17,347) (31,939) (22,741)   89,034
                                 -------    --------     ------     -------  -------  -------   -------
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..      2,300      (2,945)    13,949     122,805       --    2,017    30,849
   Change in unrealized
     appreciation
     (depreciation)..........      5,350    (121,782)    14,924      70,711       --  169,853   222,431
   Capital gain distribution.         --      41,240         --     424,600       --       --   173,818
                                 -------    --------     ------     -------  -------  -------   -------
Net realized and unrealized
  gain (loss) on
  investments on investments.      7,650     (83,487)    28,873     618,116       --  171,870   427,098
                                 -------    --------     ------     -------  -------  -------   -------
Increase (decrease) in net
  assets from operations.....    $15,664      70,197     28,070     600,769  (31,939) 149,129   516,132
                                 =======    ========     ======     =======  =======  =======   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II


                                              GE Investments Funds, Inc. (continued)
                          ------------------------------------------------------------------------------

                          S&P 500(R) Small-Cap Value
                          Index Fund   Equity Fund   Total Return Fund U.S. Equity Fund Value Equity Fund
                          ---------- --------------- ----------------- ---------------- -----------------
                                                   Year ended December 31, 2004
                          ------------------------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends............. $  487,033     246,501          105,087           47,804            18,974
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............    101,174       3,342           12,540           35,308                --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............    156,464      37,736           25,795            9,864             6,706
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............      5,704       2,753            1,740              906             1,029
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............     82,485      16,875           22,223            3,623            11,121
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............     19,236       3,432            2,505            1,426             4,359
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............      1,212         794              883              228               311
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............         --          --            1,500               --                --
                          ----------     -------          -------          -------           -------
Net investment income
 (expense)...............    120,758     181,569           37,901           (3,551)           (4,552)
                          ----------     -------          -------          -------           -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    222,854     125,059           19,756           (4,508)           22,876
 Change in unrealized
   appreciation
   (depreciation)........  2,049,803     143,964          392,262          232,188           100,707
 Capital gain
   distribution..........         --      90,975           84,994               --                --
                          ----------     -------          -------          -------           -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............  2,272,657     359,998          497,012          227,680           123,583
                          ----------     -------          -------          -------           -------
Increase (decrease) in
 net assets from
 operations.............. $2,393,415     541,567          534,913          224,129           119,031
                          ==========     =======          =======          =======           =======

                            Goldman Sachs Variable
                                Insurance Trust
                          ---------------------------
                          Goldman Sachs  Goldman Sachs
                           Growth and       Mid Cap
                           Income Fund    Value Fund
                          -------------  -------------
                          Year ended December 31, 2004
                          ---------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............     7,078          76,113
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............     6,372          24,528
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............        --              --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............        --              --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............        --              --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............        --              --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............        --              --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............        --              --
                             ------         -------
Net investment income
 (expense)...............       706          51,585
                             ------         -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    11,686          92,977
 Change in unrealized
   appreciation
   (depreciation)........    59,906         141,283
 Capital gain
   distribution..........        --          97,118
                             ------         -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............    71,592         331,378
                             ------         -------
Increase (decrease) in
 net assets from
 operations..............    72,298         382,963
                             ======         =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                              Greenwich
                          Street Series Fund                                          Janus Aspen Series
                          ------------------ -----------------------------------------------------------------------
                           Salomon Brothers                                  Capital                     Flexible
                               Variable        Balanced                   Appreciation     Capital        Income
                              Aggressive     Portfolio --     Balanced    Portfolio --   Appreciation  Portfolio --
                            Growth Fund --   Institutional  Portfolio --  Institutional  Portfolio --  Institutional
                               Class II         Shares     Service Shares    Shares     Service Shares    Shares
                          ------------------ ------------- -------------- ------------- -------------- -------------
                              Year ended
                          December 31, 2004                                      Year ended December 31, 2004
                          ------------------ -----------------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............      $    --          109,776       119,412          8,921           117         23,064
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............           --           70,279            --         49,981            --          5,694
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............          772               --        23,018             --         4,680             --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............           --               --         5,429             --           179             --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............          567               --        29,865             --           731             --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............          359               --        23,737             --           317             --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............          101               --         1,191             --            --             --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............           --               --            --             --            --             --
                               -------          -------       -------       --------        ------        -------
Net investment income
 (expense)...............       (1,799)          39,497        36,172        (41,060)       (5,790)        17,370
                               -------          -------       -------       --------        ------        -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)        2,977          (46,329)       49,182       (108,183)        3,625          1,503
 Change in unrealized
   appreciation
   (depreciation)........       11,212          337,477       251,307        705,506        66,135        (12,121)
 Capital gain
   distribution..........           --               --            --             --            --          3,161
                               -------          -------       -------       --------        ------        -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............       14,189          291,148       300,489        597,323        69,760         (7,457)
                               -------          -------       -------       --------        ------        -------
Increase (decrease) in
 net assets from
 operations..............      $12,390          330,645       336,661        556,263        63,970          9,913
                               =======          =======       =======       ========        ======        =======


                          -----------------------------

                           Global Life       Global
                             Sciences      Technology
                           Portfolio --   Portfolio --
                          Service Shares Service Shares
                          -------------- --------------


                          -----------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............         --             --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............         --             --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............        666            323
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............      1,250              1
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............        433            584
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............        278            370
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............         --             --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............         --             --
                              ------         ------
Net investment income
 (expense)...............     (2,627)        (1,278)
                              ------         ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)      4,916             93
 Change in unrealized
   appreciation
   (depreciation)........     17,338            487
 Capital gain
   distribution..........         --             --
                              ------         ------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............     22,254            580
                              ------         ------
Increase (decrease) in
 net assets from
 operations..............     19,627           (698)
                              ======         ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                     Janus Aspen Series (continued)
                              -----------------------------------------------------------------------------------------------
                                                         International International    Mid Cap      Mid Cap      Worldwide
                                 Growth        Growth       Growth        Growth        Growth        Growth       Growth
                              Portfolio --  Portfolio -- Portfolio --  Portfolio --  Portfolio --  Portfolio -- Portfolio --
                              Institutional   Service    Institutional    Service    Institutional   Service    Institutional
                                 Shares        Shares       Shares        Shares        Shares        Shares       Shares
                              ------------- ------------ ------------- ------------- ------------- ------------ -------------
                                                                      Year ended December 31, 2004
                              -----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............   $   3,069          --        12,308         6,136            --           --        20,166
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............      30,513          --        19,119            --        43,103           --        28,025
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............          --       2,862            --         3,304            --        2,582            --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............          --         832            --           391            --          821            --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............          --       1,285            --         5,818            --        1,274            --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............          --         484            --         1,097            --          197            --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............          --          --            --            76            --           --            --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............          --          --            --            --            --           --            --
                                ---------      ------       -------       -------      --------       ------      --------
Net investment income
  (expense)..................     (27,444)     (5,463)       (6,811)       (4,550)      (43,103)      (4,874)       (7,859)
                                ---------      ------       -------       -------      --------       ------      --------
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..    (152,759)      3,008       (54,196)       56,172      (386,179)       9,809      (110,002)
   Change in unrealized
     appreciation
     (depreciation)..........     236,516      11,115       280,240        69,828       974,657       51,206       182,203
   Capital gain distribution.          --          --            --            --            --           --            --
                                ---------      ------       -------       -------      --------       ------      --------
Net realized and unrealized
  gain (loss) on
  investments on investments.      83,757      14,123       226,044       126,000       588,478       61,015        72,201
                                ---------      ------       -------       -------      --------       ------      --------
Increase (decrease) in net
  assets from operations.....   $  56,313       8,660       219,233       121,450       545,375       56,141        64,342
                                =========      ======       =======       =======      ========       ======      ========

                              ------------
                               Worldwide
                                 Growth
                              Portfolio --
                                Service
                                 Shares
                              ------------

                              ------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............     6,139
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............        --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............     3,551
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............     1,088
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............     5,304
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............       938
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............        --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............        --
                                 ------
Net investment income
  (expense)..................    (4,742)
                                 ------
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..     9,112
   Change in unrealized
     appreciation
     (depreciation)..........    12,362
   Capital gain distribution.        --
                                 ------
Net realized and unrealized
  gain (loss) on
  investments on investments.    21,474
                                 ------
Increase (decrease) in net
  assets from operations.....    16,732
                                 ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                          J.P. Morgan Series Trust II               Merrill Lynch Variable Series Fund, Inc.
                             -----------------------------------------------------  ----------------------------------------
                                                                                                   Merrill Lynch Merrill Lynch
                                                                                    Merrill Lynch    Large Cap       Value
                                                                         U.S. Large  Basic Value    Growth V.I.  Opportunities
                                       International  Mid Cap    Small    Cap Core  V.I. Fund --      Fund --    V.I. Fund --
                               Bond       Equity       Value    Company    Equity     Class III      Class III     Class III
                             Portfolio   Portfolio   Portfolio Portfolio Portfolio     Shares         Shares        Shares
                             --------- ------------- --------- --------- ---------- -------------  ------------- -------------
                                          Year ended December 31, 2004              Period from April 30, to December 31, 2004
                             -----------------------------------------------------  ----------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends..............  $24,877        186        7,600       --        953         869             36          5,333
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)..............       --         --           --       --         --          --             --             --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)..............    1,532         --        2,446      340        305          28             --            113
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)..............       --         --          390      394         --          --             --             --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)..............    9,911        391       18,820    2,404      1,313         157            119             36
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)..............      817        272          499      105        331          --             --             --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)..............       --         --           --       --         --         156             --             --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)..............       --         --           --       --         --          --             --             --
                              -------      -----      -------   ------     ------       -----          -----        -------
Net investment income
  (expense).................   12,617       (477)     (14,555)  (3,243)      (996)        528            (83)         5,184
                              -------      -----      -------   ------     ------       -----          -----        -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain (loss).   (1,133)       104       34,219    4,170        238        (225)             7            586
   Change in unrealized
     appreciation
     (depreciation).........   10,985      8,512      256,713   57,645     10,747       5,216          2,856        (16,022)
   Capital gain
     distribution...........    4,917         --        1,416       --         --         130             --         14,329
                              -------      -----      -------   ------     ------       -----          -----        -------
Net realized and
  unrealized gain (loss)
  on investments on
  investments...............   14,769      8,616      292,348   61,815     10,985       5,121          2,863         (1,107)
                              -------      -----      -------   ------     ------       -----          -----        -------
Increase (decrease) in net
  assets from operations....  $27,386      8,139      277,793   58,572      9,989       5,649          2,780          4,077
                              =======      =====      =======   ======     ======       =====          =====        =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II


                                                               MFS(R) Variable Insurance Trust
                          ----------------------------------------------------------------------------------------
                          MFS(R) Investors  MFS(R) Investors     MFS(R) New      MFS(R) Strategic   MFS(R) Total
                            Growth Stock    Trust Series --  Discovery Series -- Income Series -- Return Series --
                          Series -- Service  Service Class      Service Class     Service Class    Service Class
                            Class Shares         Shares            Shares             Shares           Shares
                          ----------------- ---------------- ------------------- ---------------- ----------------

                                                                Year ended December 31, 2004
                          ----------------------------------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............     $     --            6,506                 --             6,372            3,791
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............           --               --                957                --               --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............        9,549            6,037              4,070               515            2,225
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............          808              931                681                --               --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............        9,586           19,273              6,791             1,844            3,876
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............        5,714            2,064                672               198               91
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............          550              269                177                --               --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............           --               --                 --                --               --
                              --------          -------            -------            ------           ------
Net investment income
 (expense)...............      (26,207)         (22,068)           (13,348)            3,815           (2,401)
                              --------          -------            -------            ------           ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)       28,143           21,920              9,668              (670)           3,038
 Change in unrealized
   appreciation
   (depreciation)........      139,073          216,248             46,706             8,475           49,460
 Capital gain
   distribution..........           --               --                 --                --               --
                              --------          -------            -------            ------           ------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............      167,216          238,168             56,374             7,805           52,498
                              --------          -------            -------            ------           ------
Increase (decrease) in
 net assets from
 operations..............     $141,009          216,100             43,026            11,620           50,097
                              ========          =======            =======            ======           ======

                                           Nations Separate Account
                                                     Trust
                          ---------------- ------------------------
                          MFS(R) Utilities  Nations  Nations Marsico
                             Series --      Marsico   International
                           Service Class    Growth    Opportunities
                               Shares      Portfolio    Portfolio
                          ---------------- --------- ---------------
                                                  Year ended
                                               December 31, 2004
                          ---------------- ------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............       9,692            --        6,508
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............          --            --           --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............       7,305         7,829       13,422
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............       1,124         1,759        1,235
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............       3,812         6,113        3,477
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............         680           902          441
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............         511         1,348          879
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............          --            --           --
                              -------       -------      -------
Net investment income
 (expense)...............      (3,740)      (17,951)     (12,946)
                              -------       -------      -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)      39,633         6,038       17,779
 Change in unrealized
   appreciation
   (depreciation)........     214,126       192,671      223,531
 Capital gain
   distribution..........          --            --        3,394
                              -------       -------      -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............     253,759       198,709      244,704
                              -------       -------      -------
Increase (decrease) in
 net assets from
 operations..............     250,019       180,758      231,758
                              =======       =======      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                          Oppenheimer Variable Account Funds
                          -------------------------------------------------------------------------------------------------
                                      Oppenheimer                                                   Oppenheimer  Oppenheimer
                                      Aggressive              Oppenheimer                             Capital      Global
                          Oppenheimer   Growth                  Balanced               Oppenheimer  Appreciation Securities
                          Aggressive  Fund/VA --  Oppenheimer  Fund/VA --  Oppenheimer   Capital     Fund/VA --  Fund/VA --
                            Growth      Service    Balanced     Service       Bond     Appreciation   Service      Service
                            Fund/VA     Shares      Fund/VA      Shares      Fund/VA     Fund/VA       Shares      Shares
                          ----------- ----------- ----------- ------------ ----------- ------------ ------------ -----------
                                                              Period from
                                                               April 30,
                                                                2004 to
                                                              December 31,
                             Year ended December 31, 2004         2004               Year ended December 31, 2004
                          ----------------------------------  ------------ ------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............  $      --        --       8,900           --      93,011        4,767        3,354       25,030
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............     12,829        --      12,056           --      27,777       20,039           --           --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............         --       572          --          315          --           --        6,998       11,479
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............         --        26          --           --          --           --            8        1,441
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............         --     1,469          --          472          --           --       27,916       18,571
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............         --        36          --            7          --           --          867        7,257
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............         --       188          --           34          --           --        2,139          503
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............         --        --          --           --          --           --           --           --
                           ---------    ------      ------       ------      ------      -------      -------      -------
Net investment income
 (expense)...............    (12,829)   (2,291)     (3,156)        (828)     65,234      (15,272)     (34,574)     (14,221)
                           ---------    ------      ------       ------      ------      -------      -------      -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   (107,777)     (676)      3,185          789       7,564      (78,149)      13,950       68,088
 Change in unrealized
   appreciation
   (depreciation)........    271,376    27,960      72,096       12,901       3,840      151,919      212,854      399,523
 Capital gain
   distribution..........         --        --          --           --          --           --           --           --
                           ---------    ------      ------       ------      ------      -------      -------      -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............    163,599    27,284      75,281       13,690      11,404       73,770      226,804      467,611
                           ---------    ------      ------       ------      ------      -------      -------      -------
Increase (decrease) in
 net assets from
 operations..............  $ 150,770    24,993      72,125       12,862      76,638       58,498      192,230      453,390
                           =========    ======      ======       ======      ======      =======      =======      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                             Oppenheimer Variable Account Funds (continued) PBHG Insurance Series Fund, Inc.
                             ---------------------------------------------  ------------------------------
                                                           Oppenheimer Main
                             Oppenheimer Oppenheimer Main  Street Small Cap
                             High Income Street Fund/VA --    Fund/VA --    PBHG Growth II   PBHG Large Cap
                               Fund/VA    Service Shares    Service Shares    Portfolio     Growth Portfolio
                             ----------- ----------------- ---------------- --------------  ----------------
                                      Year ended December 31, 2004           Year ended December 31, 2004
                             ---------------------------------------------  ------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends..............   $41,494         43,982               --               --              --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)..............     8,805             --               --            4,171           9,753
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)..............        --         27,333            8,955               --              --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)..............        --          4,166            1,031               --              --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)..............        --         47,430           18,016               --              --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)..............        --         27,745            3,024               --              --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)..............        --          1,717              857               --              --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)..............        --             --               --               --              --
                               -------        -------          -------         --------         -------
Net investment income
  (expense).................    32,689        (64,409)         (31,883)          (4,171)         (9,753)
                               -------        -------          -------         --------         -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain (loss).    (3,291)       142,048           31,810         (103,440)        (49,295)
   Change in unrealized
     appreciation
     (depreciation).........    12,826        420,295          402,160          123,521         107,379
   Capital gain
     distribution...........        --             --               --               --              --
                               -------        -------          -------         --------         -------
Net realized and
  unrealized gain (loss)
  on investments on
  investments...............     9,535        562,343          433,970           20,081          58,084
                               -------        -------          -------         --------         -------
Increase (decrease) in net
  assets from operations....   $42,224        497,934          402,087           15,910          48,331
                               =======        =======          =======         ========         =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II



                                             PIMCO Variable Insurance Trust                The Prudential Series Fund, Inc.
                              ------------------------------------------------------------ -------------------------------
                               Foreign Bond
                                Portfolio                      Long-Term
                               (U.S. Dollar    High Yield   U.S. Government  Total Return  Jennison 20/20
                                Hedged) --    Portfolio --   Portfolio --    Portfolio --      Focus          Jennison
                              Administrative Administrative Administrative  Administrative  Portfolio --    Portfolio --
                               Class Shares   Class Shares   Class Shares    Class Shares     Class II     Class II Shares
                              -------------- -------------- --------------- -------------- --------------  ---------------


                                              Year ended December 31, 2004                  Year ended December 31, 2004
                              ------------------------------------------------------------ -------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............     $4,740        222,895         263,714        385,387            --               32
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............         --             --              --          2,075            --               --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............        346         17,333          39,833         99,506            --               --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............        297          4,470           4,476         15,029            --               --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............        854         24,406          31,736         82,850           159            1,042
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............      1,194          5,599          19,105         27,179            --              142
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............         --          1,688           1,797          4,436            --               --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............         --             --              --             --            --               --
                                  ------        -------         -------        -------         -----           ------
Net investment income
  (expense)..................      2,049        169,399         166,767        154,312          (159)          (1,152)
                                  ------        -------         -------        -------         -----           ------
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..        505         20,047         (11,812)        60,109            26              155
   Change in unrealized
     appreciation
     (depreciation)..........        259         69,771          69,067         96,205         1,448            6,334
   Capital gain distribution.      1,325             --         104,451        155,084            --               --
                                  ------        -------         -------        -------         -----           ------
Net realized and unrealized
  gain (loss) on
  investments on investments.      2,089         89,818         161,706        311,398         1,474            6,489
                                  ------        -------         -------        -------         -----           ------
Increase (decrease) in net
  assets from operations.....     $4,138        259,217         328,473        465,710         1,315            5,337
                                  ======        =======         =======        =======         =====           ======

                                 Rydex
                                Variable
                                 Trust
                              ------------





                                OTC Fund
                              ------------
                               Year ended
                              December 31,
                                  2004
                              ------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............        --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............        --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............     2,310
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............       459
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............     4,331
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............       828
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............         7
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............        --
                                 ------
Net investment income
  (expense)..................    (7,935)
                                 ------
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..    38,663
   Change in unrealized
     appreciation
     (depreciation)..........    39,939
   Capital gain distribution.        --
                                 ------
Net realized and unrealized
  gain (loss) on
  investments on investments.    78,602
                                 ------
Increase (decrease) in net
  assets from operations.....    70,667
                                 ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II


                              Salomon Brothers Variable Series Funds Inc           Scudder Variable Series II
                             -------------------------------------------- --------------------------------------------
                             Salomon   Salomon    Salomon      Salomon
                             Brothers Brothers    Brothers     Brothers      Scudder       SVS Dreman
                             Variable Variable    Variable     Variable     Technology    High Return     SVS Dreman
                             All Cap  Investors  Strategic   Total Return     Growth         Equity     Small Cap Value
                             Fund --   Fund --  Bond Fund --   Fund --     Portfolio --   Portfolio --   Portfolio --
                             Class II  Class I    Class I      Class I    Class B Shares Class B Shares Class B Shares
                             -------- --------- ------------ ------------ -------------- -------------- ---------------
                                     Year ended December 31, 2004                 Year ended December 31, 2004
                             -------------------------------------------- --------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends................ $   543    3,029      13,866       2,740             --          3,773            489
 Expenses -- Mortality and
   expense risk and
   administrative expenses
   -- Type I (note 4a)......      --    2,986       4,157       1,770             --             --             --
 Expenses -- Mortality and
   expense risk and
   administrative expenses
   -- Type II (note 4a).....     732       --          --          --             86            784            111
 Expenses - Mortality and
   expense risk and
   administrative expenses
   -- Type III (note 4a)....      --       --          --          --             --             --             --
 Expenses -- Mortality and
   expense risk,
   administrative and
   enhanced rider expenses
   -- Type IV (note 4a).....   1,483       --          --          --          1,038          4,767          2,788
 Expenses -- Mortality and
   expense risk,
   administrative and
   enhanced rider expenses
   -- Type V (note 4a)......      --       --          --          --            150             --             67
 Expenses -- Mortality and
   expense risk and
   administrative expenses
   -- Type VI (note 4a).....     769       --          --          --             --             --             --
 Expenses -- Mortality and
   expense risk and
   administrative expenses
   -- Type VII (note 4a)....      --       --          --          --             --             --             --
                             -------   ------      ------       -----         ------         ------         ------
Net investment income
 (expense)..................  (2,441)      43       9,709         970         (1,274)        (1,778)        (2,477)
                             -------   ------      ------       -----         ------         ------         ------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)...   2,514      619         751         197          1,323         12,725          4,686
 Change in unrealized
   appreciation
   (depreciation)...........  14,875   17,270        (238)      5,723          5,782         35,042         47,530
 Capital gain distribution..      --       --       5,050       2,214             --             --             --
                             -------   ------      ------       -----         ------         ------         ------
Net realized and unrealized
 gain (loss) on investments
 on investments.............  17,389   17,889       5,563       8,134          7,105         47,767         52,216
                             -------   ------      ------       -----         ------         ------         ------
Increase (decrease) in net
 assets from operations..... $14,948   17,932      15,272       9,104          5,831         45,989         49,739
                             =======   ======      ======       =====         ======         ======         ======

                                  Van Kampen Life
                                 Investment Trust
                             ---------------------------

                                              Emerging
                               Comstock        Growth
                             Portfolio --   Portfolio --
                               Class II       Class II
                                Shares         Shares
                             ------------   ------------
                             Year ended December 31, 2004
                             ---------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends................     4,913             --
 Expenses -- Mortality and
   expense risk and
   administrative expenses
   -- Type I (note 4a)......        --             --
 Expenses -- Mortality and
   expense risk and
   administrative expenses
   -- Type II (note 4a).....     4,559            386
 Expenses - Mortality and
   expense risk and
   administrative expenses
   -- Type III (note 4a)....       233              3
 Expenses -- Mortality and
   expense risk,
   administrative and
   enhanced rider expenses
   -- Type IV (note 4a).....     7,927          1,145
 Expenses -- Mortality and
   expense risk,
   administrative and
   enhanced rider expenses
   -- Type V (note 4a)......     2,073            240
 Expenses -- Mortality and
   expense risk and
   administrative expenses
   -- Type VI (note 4a).....       852            137
 Expenses -- Mortality and
   expense risk and
   administrative expenses
   -- Type VII (note 4a)....        --             --
                               -------         ------
Net investment income
 (expense)..................   (10,731)        (1,911)
                               -------         ------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)...    14,473          1,260
 Change in unrealized
   appreciation
   (depreciation)...........   170,073          7,091
 Capital gain distribution..        --             --
                               -------         ------
Net realized and unrealized
 gain (loss) on investments
 on investments.............   184,546          8,351
                               -------         ------
Increase (decrease) in net
 assets from operations.....   173,815          6,440
                               =======         ======

                See accompanying notes to financial statements

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                      Statements of Changes in Net Assets

                                                               AIM Variable Insurance Funds
                             -----------------------------------------------------------------------------------------------
                                 AIM V.I.                                                AIM V.I. Capital
                                Aggressive      AIM V.I. Basic Value     AIM V.I. Blue     Appreciation     AIM V.I. Growth
                              Growth Fund --      Fund -- Series II       Chip Fund --   Fund -- Series I   Fund -- Series I
                             Series I Shares           Shares           Series I Shares       Shares             Shares
                             ---------------  ------------------------  ---------------  ----------------  -----------------
                                                           Period from
                                                              May 1,
                                Year ended     Year ended    2003 to       Year ended       Year ended         Year ended
                               December 31,   December 31, December 31,   December 31,     December 31,       December 31,
                             ---------------  ------------ ------------ ---------------  ----------------  -----------------
                               2004    2003       2004         2003       2004    2003     2004     2003     2004     2003
                             -------  ------  ------------ ------------ -------  ------  -------  -------  -------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $(1,075)   (222)    (18,634)     (1,704)    (1,717)   (220)  (5,222)  (2,434)  (5,752)   (6,736)
 Net realized gain
   (loss) on investments....     513     909       6,332        (378)       986      11    1,430    2,353   21,116    32,887
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   8,644   3,831     135,580      35,247      8,808   3,956   24,091   40,731   11,485   102,764
 Capital gain
   distribution.............      --      --          --          --         --      --       --       --       --        --
                             -------  ------   ---------     -------    -------  ------  -------  -------  -------  --------
    Increase (decrease)
     in net assets from
     operations.............   8,082   4,518     123,278      33,165      8,077   3,747   20,299   40,650   26,849   128,915
                             -------  ------   ---------     -------    -------  ------  -------  -------  -------  --------
From capital
 transactions:
 Net premiums...............  21,379  42,675   1,081,061     307,796    122,744  45,023   70,526   91,457    2,867   387,258
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........      --      --          --          --         --      --   (2,541)      --  (16,419)       --
   Surrenders...............  (4,867)    (41)    (30,181)     (1,172)    (7,571)     --  (22,779)  (4,411) (14,377)   (6,053)
   Administrative
    expenses (note 4a)......     (11)     --        (177)        (10)       (15)     --     (110)     (51)    (129)     (108)
   Transfers (to) from
    the Guarantee Account...  14,315    (303)    228,696      25,471     12,785   8,546   13,408   57,881    1,852     7,455
   Transfers (to) from
    other subaccounts.......   1,845      --      27,695          37      3,387     303   56,891  (14,817) (61,277) (227,316)
                             -------  ------   ---------     -------    -------  ------  -------  -------  -------  --------
    Increase (decrease)
     in net assets from
     capital transactions...  32,661  42,331   1,307,094     332,122    131,330  53,872  115,395  130,059  (87,483)  161,236
                             -------  ------   ---------     -------    -------  ------  -------  -------  -------  --------
Increase (decrease) in
 net assets.................  40,743  46,849   1,430,372     365,287    139,407  57,619  135,694  170,709  (60,634)  290,151
Net assets at beginning
 of year....................  46,849      --     365,287          --     59,088   1,469  287,594  116,885  441,661   151,510
                             -------  ------   ---------     -------    -------  ------  -------  -------  -------  --------
Net assets at end of year... $87,592  46,849   1,795,659     365,287    198,495  59,088  423,288  287,594  381,027   441,661
                             =======  ======   =========     =======    =======  ======  =======  =======  =======  ========
Change in units (note 5):
 Units purchased............   3,459   3,767     114,576      28,441     13,664   4,792   16,376   17,478    1,178    75,152
 Units redeemed.............    (831)     (4)    (13,678)       (101)    (2,485)     --   (3,194)  (2,256) (11,921)  (44,935)
                             -------  ------   ---------     -------    -------  ------  -------  -------  -------  --------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   2,628   3,763     100,898      28,340     11,179   4,792   13,182   15,222  (10,743)   30,217
                             =======  ======   =========     =======    =======  ======  =======  =======  =======  ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                              AIM Variable Insurance Funds (continued)        The Alger American Fund
                              -------------------------------------    --------------------------------------
                                  AIM V.I.                                                   Alger American
                               International       AIM V.I. Premier      Alger American    Small Capitalization
                               Growth Fund --       Equity Fund --     Growth Portfolio --    Portfolio --
                              Series II Shares      Series I Shares      Class O Shares      Class O Shares
                              ----------------   --------------------  -----------------   -------------------
                                Period from
                                November 15,
                                  2004 to             Year ended           Year ended          Year ended
                                December 31,         December 31,         December 31,        December 31,
                              ----------------   --------------------  -----------------   -------------------
                                    2004            2004       2003      2004       2003     2004      2003
                              ----------------   ---------  ---------  --------   -------  -------   --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............     $    (61)        (11,350)   (11,194)  (11,177)  (10,429) (10,779)    (9,111)
   Net realized gain
     (loss) on
     investments.............            1            (939)   (16,440)  (83,039)  (69,061) (38,584)  (154,811)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............        3,524          51,141    232,102   124,151   295,112  156,584    385,397
   Capital gain
     distribution............           --              --         --        --        --       --         --
                                  --------       ---------  ---------  --------   -------  -------   --------
       Increase
         (decrease) in
         net assets from
         operations..........        3,464          38,852    204,468    29,935   215,622  107,221    221,475
                                  --------       ---------  ---------  --------   -------  -------   --------
From capital
  transactions:
   Net premiums..............       99,900          26,683    165,371        --    53,444    6,345      3,278
   Transfers (to) from
     the general account
     of GE Capital Life
     Assurance Company
     of New York
     Death benefits..........           --          (3,010)   (20,529)  (55,950)  (21,189)  (5,839)        --
     Surrenders..............           --         (76,569)  (103,133) (114,113)  (27,247) (37,878)   (73,201)
     Administrative
       expenses (note 4a)....           --            (210)      (233)     (562)     (836)    (664)      (708)
     Transfers (to) from
       the Guarantee
       Account...............           (8)          4,035     78,177    (7,130)  (22,225) (50,206)    (4,957)
     Transfers (to) from
       other subaccounts.....           --         (45,598)   (69,052)   (2,342)   (1,281)  17,230     24,073
                                  --------       ---------  ---------  --------   -------  -------   --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........       99,892         (94,669)    50,601  (180,097)  (19,334) (71,012)   (51,515)
                                  --------       ---------  ---------  --------   -------  -------   --------
Increase (decrease) in
  net assets.................      103,356         (55,817)   255,069  (150,162)  196,288   36,209    169,960
Net assets at beginning
  of year....................           --       1,092,994    837,925   863,097   666,809  766,424    596,464
                                  --------       ---------  ---------  --------   -------  -------   --------
Net assets at end of year....     $103,356       1,037,177  1,092,994   712,935   863,097  802,633    766,424
                                  ========       =========  =========  ========   =======  =======   ========
Change in units (note 5):
   Units purchased...........        9,724          11,142     37,488       116    13,300    8,899      5,184
   Units redeemed............           --         (23,924)   (29,782)  (19,066)  (15,966) (17,983)   (14,848)
                                  --------       ---------  ---------  --------   -------  -------   --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........        9,724         (12,782)     7,706   (18,950)   (2,666)  (9,084)    (9,664)
                                  ========       =========  =========  ========   =======  =======   ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                       AllianceBernstein Variable Products Series Fund, Inc.
                             -----------------------------------------------------------------------------------
                                                    AllianceBernstein
                                                      International                         AllianceBernstein
                               AllianceBernstein          Value         AllianceBernstein       Small Cap
                               Growth and Income      Portfolio --       Premier Growth          Growth
                              Portfolio -- Class B       Class B      Portfolio -- Class B  Portfolio -- Class B
                             ---------------------  ----------------- --------------------  -------------------
                                                       Period from
                                                      November 15,
                                   Year ended            2004 to           Year ended          Year ended
                                  December 31,        December 31,        December 31,        December 31,
                             ---------------------  ----------------- --------------------  -------------------
                                2004        2003          2004           2004       2003      2004       2003
                             ----------  ---------  ----------------- ---------  ---------   -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (49,497)   (23,561)         (53)        (22,589)   (10,797)  (1,745)    (1,569)
 Net realized gain
   (loss) on investments....     90,831    (24,962)           4           9,587      9,507    3,025     (1,196)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    523,582    857,088        1,944         114,996    163,462   11,120     41,933
 Capital gain
   distribution.............         --         --           --              --         --       --         --
                             ----------  ---------       ------       ---------  ---------   -------   -------
    Increase (decrease)
     in net assets from
     operations.............    564,916    808,565        1,895         101,994    162,172   12,400     39,168
                             ----------  ---------       ------       ---------  ---------   -------   -------
From capital
 transactions:
 Net premiums...............  1,482,822  1,222,199           --         276,056    662,559       --        290
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........    (67,657)  (157,095)          --          (4,733)  (268,517)      --         --
   Surrenders...............   (356,901)  (165,310)         (74)        (33,597)   (27,125) (18,836)        --
   Administrative
    expenses (note 4a)......     (1,416)      (853)          --            (425)      (206)     (27)       (22)
   Transfers (to) from
    the Guarantee Account...    527,334    542,998        3,374         105,155    216,261    1,547      3,367
   Transfers (to) from
    other subaccounts.......    217,972    286,576       28,764          10,455     28,397   (9,838)     7,794
                             ----------  ---------       ------       ---------  ---------   -------   -------
    Increase (decrease)
     in net assets from
     capital transactions...  1,802,154  1,728,515       32,064         352,911    611,369  (27,154)    11,429
                             ----------  ---------       ------       ---------  ---------   -------   -------
Increase (decrease) in
 net assets.................  2,367,070  2,537,080       33,959         454,905    773,541  (14,754)    50,597
Net assets at beginning
 of year....................  4,563,057  2,025,977           --       1,169,233    395,692  128,210     77,613
                             ----------  ---------       ------       ---------  ---------   -------   -------
Net assets at end of year... $6,930,127  4,563,057       33,959       1,624,138  1,169,233  113,456    128,210
                             ==========  =========       ======       =========  =========   =======   =======
Change in units (note 5):
 Units purchased............    265,824    234,168        3,229          67,003    121,006      169      1,460
 Units redeemed.............    (84,859)   (36,964)          (7)        (23,491)   (39,512)  (2,933)        (3)
                             ----------  ---------       ------       ---------  ---------   -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    180,965    197,204        3,222          43,512     81,494   (2,764)     1,457
                             ==========  =========       ======       =========  =========   =======   =======

                             ----------------------------



                             AllianceBernstein Technology
                               Portfolio -- Class B
                             ---------------------------
                                            Period from
                                               May 1,
                              Year ended      2003 to
                             December 31,   December 31,
                             ------------   ------------
                                 2004           2003
                             ------------   ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (3,691)          (758)
 Net realized gain
   (loss) on investments....     2,208          2,121
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    22,109          6,187
 Capital gain
   distribution.............        --             --
                               -------        -------
    Increase (decrease)
     in net assets from
     operations.............    20,626          7,550
                               -------        -------
From capital
 transactions:
 Net premiums...............   115,749        118,358
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........        --             --
   Surrenders...............    (3,865)        (1,860)
   Administrative
    expenses (note 4a)......      (106)            --
   Transfers (to) from
    the Guarantee Account...    26,747         27,320
   Transfers (to) from
    other subaccounts.......   (29,022)        39,498
                               -------        -------
    Increase (decrease)
     in net assets from
     capital transactions...   109,503        183,316
                               -------        -------
Increase (decrease) in
 net assets.................   130,129        190,866
Net assets at beginning
 of year....................   190,866             --
                               -------        -------
Net assets at end of year...   320,995        190,866
                               =======        =======
Change in units (note 5):
 Units purchased............    14,505         14,643
 Units redeemed.............    (5,335)          (148)
                               -------        -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     9,170         14,495
                               =======        =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                           American Century Variable Portfolios, Inc.
                             -----------------------------------------------------------------------------
                                VP Income & Growth         VP International              VP Ultra
                                  Fund -- Class I           Fund -- Class I           Fund -- Class I
                             ------------------------  ------------------------  ------------------------
                                          Period from               Period from               Period from
                                             May 1,                    May 1,                    May 1,
                              Year ended    2003 to     Year ended    2003 to     Year ended    2003 to
                             December 31, December 31, December 31, December 31, December 31, December 31,
                             ------------ ------------ ------------ ------------ ------------ ------------
                                 2004         2003         2004         2003         2004         2003
                             ------------ ------------ ------------ ------------ ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   $   (364)       (517)        (821)        (116)      (2,650)         (68)
 Net realized gain
   (loss) on investments....      3,088         566          693           23          403            4
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     13,010      11,897       12,628        2,944       27,416        1,027
 Capital gain
   distribution.............         --          --           --           --           --           --
                               --------     -------      -------       ------      -------       ------
    Increase (decrease)
     in net assets from
     operations.............     15,734      11,946       12,500        2,851       25,169          963
                               --------     -------      -------       ------      -------       ------
From capital
 transactions:
 Net premiums...............     40,070      93,562       74,191       21,798      334,881       12,480
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........         --          --           --           --           --           --
   Surrenders...............     (1,272)         --       (6,037)          --       (1,610)          --
   Administrative
    expenses (note 4a)......        (54)         --           --           --          (26)          --
   Transfers (to) from
    the Guarantee Account...      4,017       1,211       14,942           --       22,093        5,034
   Transfers (to) from
    other subaccounts.......       (268)         (6)       2,405         (253)       3,486           --
                               --------     -------      -------       ------      -------       ------
    Increase (decrease)
     in net assets from
     capital transactions...     42,493      94,767       85,501       21,545      358,824       17,514
                               --------     -------      -------       ------      -------       ------
Increase (decrease) in
 net assets.................     58,227     106,713       98,001       24,396      383,993       18,477
Net assets at beginning
 of year....................    106,713          --       24,396           --       18,477           --
                               --------     -------      -------       ------      -------       ------
Net assets at end of year...   $164,940     106,713      122,397       24,396      402,470       18,477
                               ========     =======      =======       ======      =======       ======
Change in units (note 5):
 Units purchased............      5,782       8,524        7,617        2,071       31,903        1,564
 Units redeemed.............     (2,458)         (1)        (584)         (24)      (2,238)          --
                               --------     -------      -------       ------      -------       ------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....      3,324       8,523        7,033        2,047       29,665        1,564
                               ========     =======      =======       ======      =======       ======

                             -------------------------
                                     VP Value
                                  Fund -- Class I
                             ------------------------
                                          Period from
                                             May 1,
                              Year ended    2003 to
                             December 31, December 31,
                             ------------ ------------
                                 2004         2003
                             ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     (6,655)     (1,882)
 Net realized gain
   (loss) on investments....      7,371       4,983
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    117,741     115,799
 Capital gain
   distribution.............      6,660          --
                              ---------     -------
    Increase (decrease)
     in net assets from
     operations.............    125,117     118,900
                              ---------     -------
From capital
 transactions:
 Net premiums...............    168,502     667,056
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........         --          --
   Surrenders...............     (4,670)        (53)
   Administrative
    expenses (note 4a)......        (26)         --
   Transfers (to) from
    the Guarantee Account...    177,348      22,225
   Transfers (to) from
    other subaccounts.......      1,637          --
                              ---------     -------
    Increase (decrease)
     in net assets from
     capital transactions...    342,791     689,228
                              ---------     -------
Increase (decrease) in
 net assets.................    467,908     808,128
Net assets at beginning
 of year....................    808,128          --
                              ---------     -------
Net assets at end of year...  1,276,036     808,128
                              =========     =======
Change in units (note 5):
 Units purchased............     28,898      64,091
 Units redeemed.............     (3,033)         (5)
                              ---------     -------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....     25,865      64,086
                              =========     =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                         Dreyfus
                             --------------------------------------------------------------------------------------------------
                                                                                      The Dreyfus
                                                                                       Socially
                                Dreyfus Investment                                    Responsible
                              Portfolios -- Emerging      Dreyfus Investment         Growth Fund,    Dreyfus Variable Investment
                               Markets Portfolio --    Portfolios -- MidCap Stock   Inc. -- Initial    Fund -- Money Market
                                  Initial Shares       Portfolio -- Initial Shares      Shares               Portfolio
                             ------------------------  --------------------------  ----------------  --------------------------
                                          Period from                Period from                                   Period from
                                             May 1,                     May 1,                                        May 1,
                              Year ended    2003 to     Year ended     2003 to        Year ended      Year ended     2003 to
                             December 31, November 14, December 31,  December 31,    December 31,    December 31,  December 31,
                             ------------ ------------ ------------  ------------  ----------------  ------------  ------------
                                 2004         2003         2004          2003        2004     2003       2004          2003
                             ------------ ------------ ------------  ------------  -------  -------  ------------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     $--          (1,943)       (529)         (109)     (1,652)  (1,086)    (1,606)          (38)
 Net realized gain
   (loss) on investments....      --          14,823       1,094            25       1,612     (424)        --            --
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............      --           7,989       5,518         4,152      15,069   20,752         --            --
 Capital gain
   distribution.............      --              --       1,665            --          --       --         --            --
                                 ---        --------      ------        ------     -------  -------    -------        ------
    Increase (decrease)
     in net assets from
     operations.............      --          20,869       7,748         4,068      15,029   19,242     (1,606)          (38)
                                 ---        --------      ------        ------     -------  -------    -------        ------
From capital
 transactions:
 Net premiums...............      --          36,433      35,055        19,124      46,399   21,641    491,729         9,435
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........      --         (42,584)         --            --          --       --         --            --
   Surrenders...............      --         (11,363)     (6,808)          (27)     (3,846)  (3,659)    (5,593)           --
   Administrative
    expenses (note 4a)......      --            (111)        (19)           --        (211)    (168)        (8)           --
   Transfers (to) from
    the Guarantee Account...      --          55,461       5,886         7,956     115,355   28,746     16,394            (1)
   Transfers (to) from
    other subaccounts.......      --        (197,116)     (1,040)           --     (20,808)   2,886    248,401           722
                                 ---        --------      ------        ------     -------  -------    -------        ------
    Increase (decrease)
     in net assets from
     capital transactions...      --        (159,280)     33,074        27,053     136,889   49,446    750,923        10,156
                                 ---        --------      ------        ------     -------  -------    -------        ------
Increase (decrease) in
 net assets.................      --        (138,411)     40,822        31,121     151,918   68,688    749,317        10,118
Net assets at beginning
 of year....................      --         138,411      31,121            --     116,092   47,404     10,118            --
                                 ---        --------      ------        ------     -------  -------    -------        ------
Net assets at end of year...     $--              --      71,943        31,121     268,010  116,092    759,435        10,118
                                 ===        ========      ======        ======     =======  =======    =======        ======
Change in units (note 5):
 Units purchased............      --           3,747       3,578         2,463      24,875    7,787    120,463         1,024
 Units redeemed.............      --         (18,626)       (988)           (3)     (8,890)    (561)   (43,847)           --
                                 ---        --------      ------        ------     -------  -------    -------        ------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....      --         (14,879)      2,590         2,461      15,985    7,226     76,616         1,024
                                 ===        ========      ======        ======     =======  =======    =======        ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                       Eaton Vance Variable Trust
                              ----------------------------------------------------------------------------
                                  VT Floating-Rate              VT Income            VT Worldwide Health
                                     Income Fund             Fund of Boston             Sciences Fund
                              ------------------------  ------------------------  ------------------------
                                              Period    Period from  Period from               Period from
                                              May 1,     January 1,     May 1,                    May 1,
                               Year ended    2003 to      2004 to      2003 to     Year ended    2003 to
                              December 31, December 31, December 15, December 31, December 31, December 31,
                              ------------ ------------ ------------ ------------ ------------ ------------
                                  2004         2003         2004         2003         2004         2003
                              ------------ ------------ ------------ ------------ ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  $   37,681       1,214         (875)       (769)      (9,338)      (1,370)
   Net realized gain
     (loss) on
     investments.............       2,360       1,900        4,625       4,415        5,045           41
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............       1,851          86       (6,599)      6,599       33,904       10,821
   Capital gain
     distribution............          --          --           --          --           --           --
                               ----------   ---------     --------     -------      -------      -------
       Increase
         (decrease) in
         net assets from
         operations..........      41,892       3,200       (2,849)     10,245       29,611        9,492
                               ----------   ---------     --------     -------      -------      -------
From capital
  transactions:
   Net premiums..............   2,977,601     971,081      286,913     124,899      443,952      228,877
   Transfers (to) from
     the general account
     of GE Capital Life
     Assurance Company
     of New York
     Death benefits..........     (12,412)         --           --          --      (48,956)          --
     Surrenders..............     (87,800)    (11,019)      (9,192)         --      (34,305)          (2)
     Administrative
       expenses (note 4a)....        (395)         --          (20)         --         (147)          --
     Transfers (to) from
       the Guarantee
       Account...............     775,865      43,004      156,036      18,297      118,690       37,373
     Transfers (to) from
       other subaccounts.....     727,561     171,125     (584,916)        587       18,971           16
                               ----------   ---------     --------     -------      -------      -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   4,380,420   1,174,191     (151,179)    143,783      498,205      266,264
                               ----------   ---------     --------     -------      -------      -------
Increase (decrease) in
  net assets.................   4,422,312   1,177,391     (154,028)    154,028      527,816      275,756
Net assets at beginning
  of year....................   1,177,391          --      154,028          --      275,756           --
                               ----------   ---------     --------     -------      -------      -------
Net assets at end of year....  $5,599,703   1,177,391           --     154,028      803,572      275,756
                               ==========   =========     ========     =======      =======      =======
Change in units (note 5):
   Units purchased...........     735,962     117,614       60,226      13,856       60,023       20,729
   Units redeemed............    (304,444)     (1,093)     (74,082)         --      (22,015)          --
                               ----------   ---------     --------     -------      -------      -------
   Net increase
     (decrease) in units
     from capital
     transactions
     with contract owners....     431,518     116,521      (13,856)     13,856       38,008       20,729
                               ==========   =========     ========     =======      =======      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II


                             ------------------------------------------------------
                                 Federated                         Federated High
                              American Leaders      Federated        Income Bond
                                 Fund II --      Capital Income      Fund II --
                               Primary Shares        Fund II       Primary Shares
                             -----------------  ----------------  ----------------

                                 Year ended        Year ended        Year ended
                                December 31,      December 31,      December 31,
                             -----------------  ----------------  ----------------
                               2004      2003     2004     2003     2004     2003
                             --------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense)................. $    (51)     957   13,387   19,797   24,850   26,403
 Net realized gain
  (loss) on investments.....     (284) (22,853) (17,353) (11,364)    (279) (10,795)
 Change in unrealized
  appreciation
  (depreciation) on
  investments...............   54,992  157,361   40,774   62,493   11,043   65,371
 Capital gain
  distribution..............       --       --       --       --       --       --
                             --------  -------  -------  -------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............   54,657  135,465   36,808   70,926   35,614   80,979
                             --------  -------  -------  -------  -------  -------
From capital
 transactions:
 Net premiums...............      280      503    2,532      300      600      600
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits............       --   (7,152)      --       --       --       --
  Surrenders................  (11,913) (45,611)  (9,877)  (1,602) (73,879) (26,942)
  Administrative
    expenses (note 4a)......     (590)    (544)    (351)    (391)    (192)    (219)
  Transfers (to) from
    the Guarantee Account...       22  (12,659)      (6)     106    5,288    2,432
  Transfers (to) from
    other subaccounts.......    8,807    7,287   (2,484)   1,216  (20,020)  50,546
                             --------  -------  -------  -------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...   (3,394) (58,176) (10,186)    (371) (88,203)  26,417
                             --------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets.................   51,263   77,289   26,622   70,556  (52,589) 107,397
Net assets at beginning
 of year....................  668,138  590,849  444,808  374,252  453,130  345,733
                             --------  -------  -------  -------  -------  -------
Net assets at end of year... $719,401  668,138  471,430  444,808  400,541  453,130
                             ========  =======  =======  =======  =======  =======
Change in units (note 5):
 Units purchased............    1,156      981    3,467      227    1,382    7,054
 Units redeemed.............   (1,497)  (8,293)  (4,756)    (275)  (9,489)  (3,574)
                             --------  -------  -------  -------  -------  -------
 Net increase (decrease)
  in units from capital
  transactions with
  contract owners...........     (341)  (7,312)  (1,289)     (48)  (8,107)   3,480
                             ========  =======  =======  =======  =======  =======

                             Federated Insurance Series
                             -------------------------------------------------------------------------------
                                Federated High              Federated                    Federated
                                  Income Bond             International                   Kaufmann
                                  Fund II --              Small Company                  Fund II --
                                Service Shares               Fund II                   Service Shares
                             --------------------  ---------------------------  ---------------------------
                                                                  Period from                  Period from
                                  Year ended        Year ended  January 1, 2003  Year ended    May 1, 2003
                                 December 31,      December 31, to November 14, December 31, to December 31,
                             --------------------  ------------ --------------- ------------ ---------------
                                2004       2003        2004          2003           2004          2003
                             ---------  ---------  ------------ --------------- ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).................    73,375     40,719       --           (1,258)       (15,892)       (1,915)
 Net realized gain
  (loss) on investments.....    16,394      5,412       --           30,073         13,402         3,567
 Change in unrealized
  appreciation
  (depreciation) on
  investments...............    53,178    104,652       --            2,729        164,594        22,114
 Capital gain
  distribution..............        --         --       --               --             --            --
                             ---------  ---------       --         --------      ---------       -------
    Increase (decrease)
     in net assets from
     operations.............   142,947    150,783       --           31,544        162,104        23,766
                             ---------  ---------       --         --------      ---------       -------
From capital
 transactions:
 Net premiums...............   630,578    614,799       --          124,995        786,940       269,522
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits............    (9,142)        --       --               --             --            --
  Surrenders................  (106,049)   (27,307)      --             (850)       (46,069)      (63,768)
  Administrative
    expenses (note 4a)......      (424)      (185)      --              (16)          (320)          (15)
  Transfers (to) from
    the Guarantee Account...   174,759    105,174       --            5,055        209,886        36,571
  Transfers (to) from
    other subaccounts.......    65,310    (99,590)      --         (199,370)       197,088       138,178
                             ---------  ---------       --         --------      ---------       -------
    Increase (decrease)
     in net assets from
     capital transactions...   755,032    592,891       --          (70,186)     1,147,525       380,488
                             ---------  ---------       --         --------      ---------       -------
Increase (decrease) in
 net assets.................   897,979    743,674       --          (38,642)     1,309,629       404,254
Net assets at beginning
 of year.................... 1,344,707    601,033       --           38,642        404,254            --
                             ---------  ---------       --         --------      ---------       -------
Net assets at end of year... 2,242,686  1,344,707       --               --      1,713,883       404,254
                             =========  =========       ==         ========      =========       =======
Change in units (note 5):
 Units purchased............    98,632     65,032       --            9,166        108,501        35,502
 Units redeemed.............   (35,730)   (11,488)      --          (14,456)       (21,887)       (5,107)
                             ---------  ---------       --         --------      ---------       -------
 Net increase (decrease)
  in units from capital
  transactions with
  contract owners...........    62,902     53,544       --           (5,290)        86,614        30,395
                             =========  =========       ==         ========      =========       =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                           Fidelity Variable Insurance Products Fund
                             ---------------------------------------------------------------------------
                                                 VIP Asset
                                 VIP Asset      Manager/SM/
                                Manager/SM/     Portfolio --   VIP Contrafund(R)     VIP Contrafund(R)
                                Portfolio --      Service        Portfolio --          Portfolio --
                               Initial Class      Class 2        Initial Class        Service Class 2
                             -----------------  ------------ --------------------  --------------------
                                                Period from
                                                 April 30,
                                 Year ended       2004 to         Year ended            Year ended
                                December 31,    December, 31     December 31,          December 31,
                             -----------------  ------------ --------------------  --------------------
                               2004      2003       2004        2004       2003       2004       2003
                             --------  -------  ------------ ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  3,851    7,951        (20)     (29,909)   (23,099)   (63,159)   (18,743)
 Net realized gain
   (loss) on investments....   (1,342)  (9,959)        --       11,508   (137,023)   109,053     23,055
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    9,631   52,209        294      381,909    768,928    616,316    356,544
 Capital gain
   distribution.............       --       --         --           --         --         --         --
                             --------  -------     ------    ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   12,140   50,201        274      363,508    608,806    662,210    360,856
                             --------  -------     ------    ---------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...............       --       --     11,489        3,669      8,360  1,969,848  1,074,047
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........       --  (31,399)        --       (7,318)   (64,245)   (72,077)   (13,108)
   Surrenders...............  (33,340)  (5,920)        --     (338,970)  (260,500)  (248,085)   (79,797)
   Administrative
    expenses (note 4a)......     (259)    (280)        --       (2,184)    (2,428)    (1,162)      (263)
   Transfers (to) from
    the Guarantee Account...       32  (32,630)         1        7,158    (48,806) 1,194,891    300,467
   Transfers (to) from
    other subaccounts.......   26,512    1,449      5,313       94,015        (90)   378,157     41,649
                             --------  -------     ------    ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (7,055) (68,780)    16,803     (243,630)  (367,709) 3,221,572  1,322,995
                             --------  -------     ------    ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.................    5,085  (18,579)    17,077      119,878    241,097  3,883,782  1,683,851
Net assets at beginning
 of year....................  316,118  334,697         --    2,755,904  2,514,807  2,509,918    826,067
                             --------  -------     ------    ---------  ---------  ---------  ---------
Net assets at end of year... $321,203  316,118     17,077    2,875,782  2,755,904  6,393,700  2,509,918
                             ========  =======     ======    =========  =========  =========  =========
Change in units (note 5):
 Units purchased............    2,499      145      1,649       24,571        811    383,443    143,990
 Units redeemed.............   (3,180)  (7,005)        --      (43,876)   (36,680)   (95,010)    (9,493)
                             --------  -------     ------    ---------  ---------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (681)  (6,860)     1,649      (19,305)   (35,869)   288,433    134,497
                             ========  =======     ======    =========  =========  =========  =========

                             --------------------------


                                VIP Dynamic Capital
                             Appreciation Portfolio --
                                  Service Class 2
                             -------------------------
                                          Period from
                                             May 1,
                              Year ended    2003 to
                             December 31, December 31,
                             ------------ ------------
                                 2004         2003
                             ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................      (45)         --
 Net realized gain
   (loss) on investments....       43          --
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............      593          --
 Capital gain
   distribution.............       --          --
                                -----          --
    Increase (decrease)
     in net assets from
     operations.............      591          --
                                -----          --
From capital
 transactions:
 Net premiums...............    4,507          --
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........       --          --
   Surrenders...............       --          --
   Administrative
    expenses (note 4a)......       --          --
   Transfers (to) from
    the Guarantee Account...    1,927          --
   Transfers (to) from
    other subaccounts.......      190          --
                                -----          --
    Increase (decrease)
     in net assets from
     capital transactions...    6,624          --
                                -----          --
Increase (decrease) in
 net assets.................    7,215          --
Net assets at beginning
 of year....................       --          --
                                -----          --
Net assets at end of year...    7,215          --
                                =====          ==
Change in units (note 5):
 Units purchased............      965          --
 Units redeemed.............     (341)         --
                                -----          --
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      624          --
                                =====          ==

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                        Fidelity Variable Insurance Products Fund (continued)
                             ----------------------------------------------------------------------------------------

                               VIP Equity-Income      VIP Equity-Income       VIP Growth &          VIP Growth &
                                  Portfolio --          Portfolio --       Income Portfolio --   Income Portfolio --
                                  Initial Class        Service Class 2        Initial Class        Service Class 2
                             ---------------------  --------------------  --------------------  --------------------
                                   Year ended            Year ended            Year ended            Year ended
                                  December 31,          December 31,          December 31,          December 31,
                             ---------------------  --------------------  --------------------  --------------------
                                2004        2003       2004       2003       2004       2003       2004       2003
                             ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    3,145      7,653    (20,552)   (12,614)    (5,684)    (2,426)   (18,986)    (5,106)
 Net realized gain
   (loss) on investments....     15,233    (87,749)    91,063     52,973     (4,128)   (17,251)    18,285        (96)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    184,310    564,793    405,252    571,529     56,247    227,799    109,843    139,749
 Capital gain
   distribution.............      8,286         --     13,292         --         --         --         --         --
                             ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............    210,974    484,697    489,055    611,888     46,435    208,122    109,142    134,547
                             ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...............     35,863     66,680  1,687,748  1,949,030     12,737      1,889    379,263    490,767
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........     (2,483)   (63,432)   (18,070)   (25,760)   (20,779)   (20,380)   (23,162)    (8,399)
   Surrenders...............   (126,956)  (116,970)  (175,099)  (116,149)   (45,277)   (30,129)   (52,769)   (23,358)
   Administrative
    expenses (note 4a)......     (1,222)    (1,241)    (1,099)      (367)    (1,140)    (1,288)      (430)      (220)
   Transfers (to) from
    the Guarantee Account...    (21,793)   (18,881)   598,411    112,403    (20,449)   (16,058)   977,611     92,428
   Transfers (to) from
    other subaccounts.......     (3,693)    72,644    254,098   (261,379)    (3,500)    54,831      1,968     60,191
                             ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (120,284)   (61,200) 2,345,989  1,657,778    (78,408)   (11,135) 1,282,481    611,409
                             ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.................     90,690    423,497  2,835,044  2,269,666    (31,973)   196,987  1,391,623    745,956
Net assets at beginning
 of year....................  2,210,372  1,786,875  3,328,511  1,058,845  1,169,615    972,628  1,223,635    477,679
                             ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net assets at end of year... $2,301,062  2,210,372  6,163,555  3,328,511  1,137,642  1,169,615  2,615,258  1,223,635
                             ==========  =========  =========  =========  =========  =========  =========  =========
Change in units (note 5):
 Units purchased............     13,717     17,799    312,035    249,839      3,117      9,464    163,910     70,795
 Units redeemed.............    (24,217)   (25,538)   (80,721)   (49,531)   (10,965)   (11,293)   (30,961)    (3,523)
                             ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....    (10,500)    (7,739)   231,314    200,308     (7,848)    (1,829)   132,949     67,272
                             ==========  =========  =========  =========  =========  =========  =========  =========

                             ------------------
                                 VIP Growth
                               Opportunities
                                Portfolio --
                                Initial Class
                             -----------------
                                 Year ended
                                December 31,
                             -----------------
                               2004      2003
                             --------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (5,594)  (3,859)
 Net realized gain
   (loss) on investments....  (48,344) (32,533)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   83,935  190,796
 Capital gain
   distribution.............       --       --
                             --------  -------
    Increase (decrease)
     in net assets from
     operations.............   29,997  154,404
                             --------  -------
From capital
 transactions:
 Net premiums...............    4,157    9,489
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........       --  (20,185)
   Surrenders............... (115,052) (15,714)
   Administrative
    expenses (note 4a)......     (608)    (644)
   Transfers (to) from
    the Guarantee Account...  (31,257) (12,897)
   Transfers (to) from
    other subaccounts.......  (28,452)  22,816
                             --------  -------
    Increase (decrease)
     in net assets from
     capital transactions... (171,212) (17,135)
                             --------  -------
Increase (decrease) in
 net assets................. (141,215) 137,269
Net assets at beginning
 of year....................  705,484  568,215
                             --------  -------
Net assets at end of year...  564,269  705,484
                             ========  =======
Change in units (note 5):
 Units purchased............    5,668    5,630
 Units redeemed.............  (27,977)  (8,631)
                             --------  -------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....  (22,309)  (3,001)
                             ========  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                       Fidelity Variable Insurance Products Fund (continued)
                             ------------------------------------------------------------------------------------
                                   VIP Growth            VIP Growth            VIP Mid Cap        VIP Overseas
                              Portfolio -- Initial  Portfolio -- Service  Portfolio -- Service    Portfolio --
                                     Class                 Class 2               Class 2          Initial Class
                             ---------------------  --------------------  --------------------  ----------------


                                   Year ended            Year ended            Year ended          Year ended
                                  December 31,          December 31,          December 31,        December 31,
                             ---------------------  --------------------  --------------------  ----------------
                                2004        2003       2004       2003       2004       2003      2004     2003
                             ----------  ---------  ---------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   17,225)   (16,299)   (20,523)    (9,906)   (66,410)   (24,347)  (1,633)  (3,359)
 Net realized gain
   (loss) on investments....    (91,201)  (180,547)    15,931     (3,396)   218,854     28,974   (6,521) (55,395)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    134,815    588,011     40,529    201,755    827,371    600,148   91,567  270,688
 Capital gain
   distribution.............         --         --         --         --         --         --       --       --
                             ----------  ---------  ---------  ---------  ---------  ---------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............     26,389    391,165     35,937    188,453    979,815    604,775   83,413  211,934
                             ----------  ---------  ---------  ---------  ---------  ---------  -------  -------
From capital
 transactions:
 Net premiums...............      8,980     19,394    514,052    352,821  1,591,662    779,733    6,165    8,859
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........    (75,465)   (12,629)   (19,528)    (4,458)    (3,105)   (17,777) (22,434)      --
   Surrenders...............   (106,308)   (79,235)   (46,737)   (20,018)  (213,710)  (136,026) (71,522) (28,836)
   Administrative
    expenses (note 4a)......     (1,387)    (1,894)      (554)      (208)      (794)      (260)    (383)    (384)
   Transfers (to) from
    the Guarantee Account...    (15,698)   (65,072)   230,468    191,090    526,952    210,191  (21,097)  (7,915)
   Transfers (to) from
    other subaccounts.......     23,027     13,080     67,533      4,106    (51,492)   158,232   49,890   40,137
                             ----------  ---------  ---------  ---------  ---------  ---------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...   (166,851)  (126,356)   745,234    523,333  1,849,513    994,093  (59,381)  11,861
                             ----------  ---------  ---------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
 net assets.................   (140,462)   264,809    781,171    711,786  2,829,328  1,598,868   24,032  223,795
Net assets at beginning
 of year....................  1,632,580  1,367,771  1,133,153    421,367  2,944,969  1,346,101  743,904  520,109
                             ----------  ---------  ---------  ---------  ---------  ---------  -------  -------
Net assets at end of year... $1,492,118  1,632,580  1,914,324  1,133,153  5,774,297  2,944,969  767,936  743,904
                             ==========  =========  =========  =========  =========  =========  =======  =======
Change in units (note 5):
 Units purchased............      7,075      4,197    111,512     71,388    258,723    106,053    9,393    3,885
 Units redeemed.............    (24,429)   (20,497)   (22,729)    (3,213)  (112,695)   (14,263) (15,748)  (2,956)
                             ----------  ---------  ---------  ---------  ---------  ---------  -------  -------
 Net increase (decrease)
   in units from
   capital transactions
   with contract owners.....    (17,354)   (16,300)    88,783     68,175    146,028     91,790   (6,355)     929
                             ==========  =========  =========  =========  =========  =========  =======  =======

                             --------------------
                             VIP Value Strategies
                             Portfolio -- Service
                                   Class 2
                             --------------------
                                 Period from
                                  April 30,
                                   2004 to
                                 December 31,
                             --------------------
                                     2004
                             --------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................          (341)
 Net realized gain
   (loss) on investments....            32
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............        13,366
 Capital gain
   distribution.............            --
                                   -------
    Increase (decrease)
     in net assets from
     operations.............        13,057
                                   -------
From capital
 transactions:
 Net premiums...............        65,721
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........            --
   Surrenders...............          (135)
   Administrative
    expenses (note 4a)......            --
   Transfers (to) from
    the Guarantee Account...         9,406
   Transfers (to) from
    other subaccounts.......        43,241
                                   -------
    Increase (decrease)
     in net assets from
     capital transactions...       118,233
                                   -------
Increase (decrease) in
 net assets.................       131,290
Net assets at beginning
 of year....................            --
                                   -------
Net assets at end of year...       131,290
                                   =======
Change in units (note 5):
 Units purchased............        11,659
 Units redeemed.............           (12)
                                   -------
 Net increase (decrease)
   in units from
   capital transactions
   with contract owners.....        11,647
                                   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                            Franklin Templeton Variable Insurance Products Trust
                          -------------------------------------------------------------------------------------------------------

                          Franklin Large Cap Growth       Mutual Shares           Templeton Foreign         Templeton Global
                             Securities Fund --        Securities Fund --        Securities Fund --     Asset Allocation Fund --
                               Class 2 Shares            Class 2 Shares            Class 2 Shares             Class 2 Shares
                          ------------------------  ------------------------  ------------------------  ------------------------
                                       Period from               Period from               Period from               Period from
                                          May 1,                    May 1,                    May 1,                    May 1,
                           Year ended    2003 to     Year ended    2003 to     Year ended    2003 to     Year ended    2003 to
                          December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
                          ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
                              2004         2003         2004         2003         2004         2003         2004         2003
                          ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense).............   $ (1,824)       (269)      (1,880)        (344)       (4,437)     (1,149)         824          (37)
 Net realized gain
   (loss) on
   investments...........        206         101          813           35        10,706      (1,182)       1,150           37
 Change in unrealized
   appreciation
   (depreciation) on
   investments...........     14,821       6,831       31,987       10,218       141,009      44,373       13,241       (5,284)
 Capital gain
   distribution..........         --          --           --           --            --          --           --           --
                            --------      ------      -------      -------     ---------     -------      -------       ------
    Increase
     (decrease) in net
     assets from
     operations..........     13,203       6,663       30,920        9,909       147,278      42,042       15,215       (5,284)
                            --------      ------      -------      -------     ---------     -------      -------       ------
From capital
 transactions:
 Net premiums............    136,690      43,528      123,625      102,061       306,494     500,883       69,012       25,383
 Transfers (to) from
   the general account
   of GE Capital Life
   Assurance Company
   of New York
   Death benefits........         --          --           --           --            --          --           --           --
   Surrenders............     (1,269)         --       (2,793)          --        (8,530)       (933)      (1,383)          --
   Administrative
    expenses (note 4a)...        (22)         --           (3)          --            (3)         --          (22)          --
   Transfers (to) from
    the Guarantee
    Account..............     20,376      37,493       74,738       28,150       123,124      11,465       11,711       11,198
   Transfers (to) from
    other subaccounts....     (1,074)       (208)       4,783           --        25,074        (206)        (225)        (242)
                            --------      ------      -------      -------     ---------     -------      -------       ------
    Increase
     (decrease) in net
     assets from
     capital
     transactions........    154,701      80,813      200,350      130,211       446,159     511,209       79,093       36,339
                            --------      ------      -------      -------     ---------     -------      -------       ------
Increase (decrease) in
 net assets..............    167,904      87,476      231,270      140,120       593,437     553,251       94,308       31,055
Net assets at
 beginning of year.......     87,476          --      140,120           --       553,251          --       31,055           --
                            --------      ------      -------      -------     ---------     -------      -------       ------
Net assets at end of
 year....................   $255,380      87,476      371,390      140,120     1,146,688     553,251      125,363       31,055
                            ========      ======      =======      =======     =========     =======      =======       ======
Change in units (note
 5):
 Units purchased.........     12,695       7,128       16,775       11,623        43,881      44,536       12,098        2,392
 Units redeemed..........       (259)        (18)        (604)          --        (9,327)        (99)      (6,066)         (22)
                            --------      ------      -------      -------     ---------     -------      -------       ------
 Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.......     12,436       7,110       16,171       11,623        34,554      44,437        6,032        2,370
                            ========      ======      =======      =======     =========     =======      =======       ======

                          ------------------
                          Templeton Global
                          Income Securities
                           Fund -- Class I
                               Shares
                          -----------------
                             Period from
                            December 15,
                               2004 to
                            December 31,
                          -----------------
                                2004
                          -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense).............          --
 Net realized gain
   (loss) on
   investments...........          --
 Change in unrealized
   appreciation
   (depreciation) on
   investments...........           3
 Capital gain
   distribution..........          --
                                -----
    Increase
     (decrease) in net
     assets from
     operations..........           3
                                -----
From capital
 transactions:
 Net premiums............          --
 Transfers (to) from
   the general account
   of GE Capital Life
   Assurance Company
   of New York
   Death benefits........          --
   Surrenders............          --
   Administrative
    expenses (note 4a)...          --
   Transfers (to) from
    the Guarantee
    Account..............       3,801
   Transfers (to) from
    other subaccounts....         199
                                -----
    Increase
     (decrease) in net
     assets from
     capital
     transactions........       4,000
                                -----
Increase (decrease) in
 net assets..............       4,003
Net assets at
 beginning of year.......          --
                                -----
Net assets at end of
 year....................       4,003
                                =====
Change in units (note
 5):
 Units purchased.........         395
 Units redeemed..........          --
                                -----
 Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.......         395
                                =====

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                    GE Investments Funds, Inc.
                             ---------------------------------------------------------------------------------
                                Global Income                            International          Mid-Cap
                                    Fund              Income Fund         Equity Fund         Equity Fund
                             ------------------  --------------------  ----------------  --------------------
                                 Year ended           Year ended          Year ended          Year ended
                                December 31,         December 31,        December 31,        December 31,
                             ------------------  --------------------  ----------------  --------------------
                               2004      2003       2004       2003      2004     2003      2004       2003
                             --------  --------  ---------  ---------  -------  -------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  8,014     2,550    153,684    107,225     (803)  (1,180)   (17,347)     1,629
 Net realized gain
   (loss) on investments....    2,300    32,047     (2,945)    26,583   13,949    6,584    122,805    (20,454)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    5,350    (8,457)  (121,782)  (114,273)  14,924   62,650     70,711    838,544
 Capital gain
   distribution.............       --        --     41,240     18,890       --       --    424,600         --
                             --------  --------  ---------  ---------  -------  -------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   15,664    26,140     70,197     38,425   28,070   68,054    600,769    819,719
                             --------  --------  ---------  ---------  -------  -------  ---------  ---------
From capital
 transactions:
 Net premiums...............       --        --    663,858    791,080      270      500    614,320    832,300
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........   (1,554)       --     (6,093)        --       --       --    (85,227)  (129,281)
   Surrenders...............  (10,777)   (1,456)  (144,880)  (145,195)  (9,749) (46,698)  (234,221)  (107,363)
   Administrative
    expenses (note 4a)......     (121)     (165)    (1,068)    (1,100)    (178)    (176)    (1,649)    (1,563)
   Transfers (to) from
    the Guarantee Account...       14     3,430    911,630    225,284      (22)   1,719    202,305    130,142
   Transfers (to) from
    other subaccounts.......     (802) (104,856)   (33,744)   (28,098) (28,879)  (4,854)  (104,098)    71,398
                             --------  --------  ---------  ---------  -------  -------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (13,240) (103,047) 1,389,703    841,971  (38,558) (49,509)   391,430    795,633
                             --------  --------  ---------  ---------  -------  -------  ---------  ---------
Increase (decrease) in
 net assets.................    2,424   (76,908) 1,459,900    880,396  (10,488)  18,545    992,199  1,615,352
Net assets at beginning
 of year....................  212,161   289,069  2,691,215  1,810,819  225,045  206,500  3,932,073  2,316,721
                             --------  --------  ---------  ---------  -------  -------  ---------  ---------
Net assets at end of year... $214,585   212,161  4,151,115  2,691,215  214,557  225,045  4,924,272  3,932,073
                             ========  ========  =========  =========  =======  =======  =========  =========
Change in units (note 5):
 Units purchased............      211       300    176,139    103,226    2,577      362    121,885    106,352
 Units redeemed.............   (1,331)   (9,281)   (45,035)   (17,711)  (7,021)  (7,030)   (83,317)   (24,424)
                             --------  --------  ---------  ---------  -------  -------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (1,120)   (8,981)   131,104     85,515   (4,444)  (6,668)    38,568     81,928
                             ========  ========  =========  =========  =======  =======  =========  =========

                             -----------------------
                                  Money Market
                                      Fund
                             ----------------------
                                   Year ended
                                  December 31,
                             ----------------------
                                2004        2003
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (31,939)    (37,622)
 Net realized gain
   (loss) on investments....         --          --
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............         --          --
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (31,939)    (37,622)
                             ----------  ----------
From capital
 transactions:
 Net premiums...............  5,691,600   2,885,114
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........     (4,297)   (289,930)
   Surrenders...............   (354,188)   (454,527)
   Administrative
    expenses (note 4a)......     (1,894)     (2,756)
   Transfers (to) from
    the Guarantee Account...    128,416  (1,861,654)
   Transfers (to) from
    other subaccounts....... (3,692,296) (2,308,292)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  1,767,341  (2,032,045)
                             ----------  ----------
Increase (decrease) in
 net assets.................  1,735,402  (2,069,667)
Net assets at beginning
 of year....................  4,517,999   6,587,666
                             ----------  ----------
Net assets at end of year...  6,253,401   4,517,999
                             ==========  ==========
Change in units (note 5):
 Units purchased............  8,071,207     442,915
 Units redeemed............. (6,415,758)   (744,412)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  1,655,449    (301,497)
                             ==========  ==========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                  GE Investments Funds, Inc. (continued)
                             ------------------------------------------------------------------------------------------
                                 Premier Growth          Real Estate                                 Small-Cap Value
                                  Equity Fund          Securities Fund     S&P 500(R) Index Fund       Equity Fund
                             ---------------------  --------------------  ----------------------  --------------------
                                   Year ended            Year ended             Year ended             Year ended
                                  December 31,          December 31,           December 31,           December 31,
                             ---------------------  --------------------  ----------------------  --------------------
                                2004        2003       2004       2003       2004        2003        2004       2003
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (22,741)   (26,648)    89,034     23,208     120,758      15,410    181,569    (37,474)
 Net realized gain
   (loss) on investments....      2,017    (67,950)    30,849       (329)    222,854    (331,757)   125,059    (13,400)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    169,853    612,558    222,431     87,572   2,049,803   3,760,847    143,964    683,924
 Capital gain
   distribution.............         --         --    173,818     45,303          --          --     90,975         --
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............    149,129    517,960    516,132    155,754   2,393,415   3,444,500    541,567    633,050
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
From capital
 transactions:
 Net premiums...............    273,409    338,427    701,556    324,567   6,692,581   3,966,922    663,971  1,119,841
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........    (35,811)   (32,311)   (23,793)        --     (81,925)    (78,957)   (70,707)   (88,425)
   Surrenders...............   (124,159)  (133,336)   (65,190)   (20,410) (1,244,178)   (773,100)  (275,460)  (103,524)
   Administrative
    expenses (note 4a)......     (1,960)    (2,100)      (456)      (292)    (10,469)     (8,064)      (628)      (297)
   Transfers (to) from
    the Guarantee Account...     81,503     52,132    195,617     56,226   3,640,494     959,994    225,121    181,231
   Transfers (to) from
    other subaccounts.......    (83,933)   (18,987)    24,072    299,643     736,893      65,643   (228,222)    90,499
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...    109,049    203,825    831,806    659,734   9,733,396   4,132,438    314,075  1,199,325
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets.................    258,178    721,785  1,347,938    815,488  12,126,811   7,576,937    855,642  1,832,375
Net assets at beginning
 of year....................  2,661,865  1,940,080  1,082,186    266,698  18,997,918  11,420,981  3,855,644  2,023,269
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Net assets at end of year... $2,920,043  2,661,865  2,430,124  1,082,186  31,124,729  18,997,918  4,711,286  3,855,644
                             ==========  =========  =========  =========  ==========  ==========  =========  =========
Change in units (note 5):
 Units purchased............     54,653     34,938     86,726     54,911   1,551,175     591,659    107,131    144,899
 Units redeemed.............    (45,154)   (16,763)   (23,796)    (1,671)   (491,525)   (100,473)   (78,796)   (20,057)
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      9,499     18,175     62,930     53,240   1,059,650     491,186     28,335    124,842
                             ==========  =========  =========  =========  ==========  ==========  =========  =========

                             ---------------------

                               Total Return Fund
                             --------------------
                                  Year ended
                                 December 31,
                             --------------------
                                2004       2003
                             ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    37,901      2,823
 Net realized gain
   (loss) on investments....    19,756    (22,824)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   392,262    195,043
 Capital gain
   distribution.............    84,994         --
                             ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   534,913    175,042
                             ---------  ---------
From capital
 transactions:
 Net premiums............... 5,008,497    477,852
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........        --    (39,613)
   Surrenders...............  (152,672)  (133,898)
   Administrative
    expenses (note 4a)......    (1,329)      (939)
   Transfers (to) from
    the Guarantee Account... 1,240,359     94,962
   Transfers (to) from
    other subaccounts.......   733,461    166,428
                             ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions... 6,828,316    564,792
                             ---------  ---------
Increase (decrease) in
 net assets................. 7,363,229    739,834
Net assets at beginning
 of year.................... 1,538,326    798,492
                             ---------  ---------
Net assets at end of year... 8,901,555  1,538,326
                             =========  =========
Change in units (note 5):
 Units purchased............   671,447     68,508
 Units redeemed.............   (73,530)   (16,185)
                             ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   597,917     52,323
                             =========  =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                                       Goldman Sachs
                                GE Investments Funds, Inc. (continued)            Variable Insurance Trust
                             -------------------------------------------  ---------------------------------------
                                                                            Goldman Sachs        Goldman Sachs
                                                                              Growth and         Mid Cap Value
                                U.S. Equity Fund      Value Equity Fund      Income Fund             Fund
                             ---------------------  --------------------  -----------------  --------------------

                                   Year ended            Year ended           Year ended          Year ended
                                  December 31,          December 31,         December 31,        December 31,
                             ---------------------  --------------------  -----------------  --------------------
                                2004        2003       2004       2003      2004      2003      2004       2003
                             ----------  ---------  ---------  ---------  --------  -------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (3,551)   (15,719)    (4,552)     1,817       706      158     51,585     (7,219)
 Net realized gain
   (loss) on investments....     (4,508)  (105,143)    22,876     (9,155)   11,686   (4,536)    92,977     25,156
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    232,188    739,458    100,707    191,033    59,906   87,655    141,283    320,219
 Capital gain
   distribution.............         --         --         --         --        --       --     97,118     17,491
                             ----------  ---------  ---------  ---------  --------  -------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............    224,129    618,596    119,031    183,695    72,298   83,277    382,963    355,647
                             ----------  ---------  ---------  ---------  --------  -------  ---------  ---------
From capital
 transactions:
 Net premiums...............    124,787    195,002    231,928    303,507        --       --      3,120      6,977
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........    (35,487)   (25,432)   (24,735)        --        --       --     (8,440)    (8,858)
   Surrenders...............   (208,684)  (188,918)   (81,135)   (22,378) (121,758) (10,486)  (164,795)   (72,088)
   Administrative
    expenses (note 4a)......     (2,817)    (3,209)      (406)      (169)     (220)    (238)      (700)      (732)
   Transfers (to) from
    the Guarantee Account...     71,518     17,644    125,814    122,233     1,336    6,017     (6,521)   (74,968)
   Transfers (to) from
    other subaccounts.......    (37,091)   (52,581)    12,549     65,029    94,475   58,418    (12,074)    90,893
                             ----------  ---------  ---------  ---------  --------  -------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...    (87,774)   (57,494)   264,015    468,222   (26,167)  53,711   (189,410)   (58,776)
                             ----------  ---------  ---------  ---------  --------  -------  ---------  ---------
Increase (decrease) in
 net assets.................    136,355    561,102    383,046    651,916    46,131  136,988    193,553    296,871
Net assets at beginning
 of year....................  3,555,264  2,994,162  1,274,706    622,790   453,053  316,065  1,704,541  1,407,670
                             ----------  ---------  ---------  ---------  --------  -------  ---------  ---------
Net assets at end of year... $3,691,619  3,555,264  1,657,752  1,274,706   499,184  453,053  1,898,094  1,704,541
                             ==========  =========  =========  =========  ========  =======  =========  =========
Change in units (note 5):
 Units purchased............     51,088     21,497     49,616     56,456    10,676    8,781      8,844      8,072
 Units redeemed.............    (58,020)   (27,247)   (22,176)    (2,597)  (13,682)  (1,462)   (19,844)   (12,902)
                             ----------  ---------  ---------  ---------  --------  -------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (6,932)    (5,750)    27,440     53,859    (3,006)   7,319    (11,000)    (4,830)
                             ==========  =========  =========  =========  ========  =======  =========  =========

                             Greenwich Street Series Fund
                             --------------------------
                              Salomon Brothers Variable
                              Aggressive Growth Fund --
                                      Class II
                             --------------------------
                                            Period from
                              Year ended   May 1, 2003 to
                             December 31,   December 31,
                             ------------  --------------
                                 2004           2003
                             ------------  --------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (1,799)           (56)
 Net realized gain
   (loss) on investments....     2,977            388
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    11,212          1,526
 Capital gain
   distribution.............        --             --
                               -------         ------
    Increase (decrease)
     in net assets from
     operations.............    12,390          1,858
                               -------         ------
From capital
 transactions:
 Net premiums...............   129,895             --
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........        --             --
   Surrenders...............   (16,305)        (2,202)
   Administrative
    expenses (note 4a)......       (45)            --
   Transfers (to) from
    the Guarantee Account...    30,758          4,648
   Transfers (to) from
    other subaccounts.......    13,732         27,453
                               -------         ------
    Increase (decrease)
     in net assets from
     capital transactions...   158,035         29,899
                               -------         ------
Increase (decrease) in
 net assets.................   170,425         31,757
Net assets at beginning
 of year....................    31,757             --
                               -------         ------
Net assets at end of year...   202,182         31,757
                               =======         ======
Change in units (note 5):
 Units purchased............    16,883          2,716
 Units redeemed.............    (4,236)          (187)
                               -------         ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    12,647          2,529
                               =======         ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                       Janus Aspen Series
                             ---------------------------------------------------------------------------------------
                                                                          Capital Appreciation  Capital Appreciation
                             Balanced Portfolio --  Balanced Portfolio --     Portfolio --        Portfolio --
                              Institutional Shares     Service Shares     Institutional Shares   Service Shares
                             ---------------------  --------------------  --------------------  -------------------
                                   Year ended            Year ended            Year ended          Year ended
                                  December 31,          December 31,          December 31,        December 31,
                             ---------------------  --------------------  --------------------  -------------------
                                2004        2003       2004       2003       2004       2003      2004       2003
                             ----------  ---------  ---------  ---------  ---------  ---------   -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   39,497     39,659     36,172     12,598    (41,060)   (30,258)  (5,790)    (2,662)
 Net realized gain
   (loss) on investments....    (46,329)  (132,519)    49,182      7,431   (108,183)  (277,228)   3,625      4,195
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    337,477    681,555    251,307    448,895    705,506    873,675   66,135     36,677
 Capital gain
   distribution.............         --         --         --         --         --         --       --         --
                             ----------  ---------  ---------  ---------  ---------  ---------   -------   -------
    Increase (decrease)
     in net assets from
     operations.............    330,645    588,695    336,661    468,924    556,263    566,189   63,970     38,210
                             ----------  ---------  ---------  ---------  ---------  ---------   -------   -------
From capital
 transactions:
 Net premiums...............     24,936     58,655    631,628    772,330     16,028      4,604  122,325     40,172
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........    (22,557)   (45,777)   (60,941)  (136,913)   (19,104)   (24,603)      --    (11,209)
   Surrenders...............   (480,159)  (256,257)  (323,535)  (160,897)  (170,225)  (157,888)  (8,863)   (10,353)
   Administrative
    expenses (note 4a)......     (3,194)    (3,547)    (1,865)    (1,159)    (2,592)    (3,010)     (99)       (47)
   Transfers (to) from
    the Guarantee Account...      2,793   (136,107)   304,620    368,732        300    (21,566)  59,130     14,794
   Transfers (to) from
    other subaccounts.......    (74,130)  (166,647)    12,255    375,703    (16,907)   (87,145)  31,783     (3,516)
                             ----------  ---------  ---------  ---------  ---------  ---------   -------   -------
    Increase (decrease)
     in net assets from
     capital transactions...   (552,311)  (549,680)   562,162  1,217,796   (192,500)  (289,608) 204,276     29,841
                             ----------  ---------  ---------  ---------  ---------  ---------   -------   -------
Increase (decrease) in
 net assets.................   (221,666)    39,015    898,823  1,686,720    363,763    276,581  268,246     68,051
Net assets at beginning
 of year....................  5,137,294  5,098,279  4,768,522  3,081,802  3,472,563  3,195,982  235,398    167,347
                             ----------  ---------  ---------  ---------  ---------  ---------   -------   -------
Net assets at end of year... $4,915,628  5,137,294  5,667,345  4,768,522  3,836,326  3,472,563  503,644    235,398
                             ==========  =========  =========  =========  =========  =========   =======   =======
Change in units (note 5):
 Units purchased............     18,735      4,820    129,102    162,323     12,042        449   27,918      7,410
 Units redeemed.............    (60,136)   (49,977)   (75,022)   (32,029)   (27,592)   (28,650)  (4,532)    (3,404)
                             ----------  ---------  ---------  ---------  ---------  ---------   -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (41,401)   (45,157)    54,080    130,294    (15,550)   (28,201)  23,386      4,006
                             ==========  =========  =========  =========  =========  =========   =======   =======

                             --------------------
                              Flexible Income
                               Portfolio --
                             Institutional Shares
                             -------------------
                                Year ended
                               December 31,
                             -------------------
                               2004       2003
                              -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  17,370     13,535
 Net realized gain
   (loss) on investments....   1,503      4,254
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............. (12,121)       660
 Capital gain
   distribution.............   3,161         --
                              -------   -------
    Increase (decrease)
     in net assets from
     operations.............   9,913     18,449
                              -------   -------
From capital
 transactions:
 Net premiums...............      --         --
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........      --         --
   Surrenders............... (25,980)   (90,597)
   Administrative
    expenses (note 4a)......    (173)      (198)
   Transfers (to) from
    the Guarantee Account... (13,949)    (2,156)
   Transfers (to) from
    other subaccounts.......   1,055     68,839
                              -------   -------
    Increase (decrease)
     in net assets from
     capital transactions... (39,047)   (24,112)
                              -------   -------
Increase (decrease) in
 net assets................. (29,134)    (5,663)
Net assets at beginning
 of year.................... 420,629    426,292
                              -------   -------
Net assets at end of year... 391,495    420,629
                              =======   =======
Change in units (note 5):
 Units purchased............     509      5,853
 Units redeemed.............  (3,491)    (7,894)
                              -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (2,982)    (2,041)
                              =======   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                              Janus Aspen Series (continued)
                             --------------------------------------------------------------------------------
                             Global Life Sciences Global Technology
                                Portfolio --        Portfolio --     Growth Portfolio --  Growth Portfolio --
                               Service Shares      Service Shares   Institutional Shares   Service Shares
                             -------------------  ---------------   --------------------  ------------------
                                 Year ended          Year ended          Year ended          Year ended
                                December 31,        December 31,        December 31,        December 31,
                             -------------------  ---------------   --------------------  ------------------
                               2004       2003     2004      2003      2004       2003      2004      2003
                             --------   -------   ------   -------  ---------  ---------  -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (2,627)   (2,179)  (1,278)   (1,273)   (27,444)   (26,699)  (5,463)   (4,444)
 Net realized gain
   (loss) on investments....    4,916    (2,774)      93    12,956   (152,759)  (341,311)   3,008      (425)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   17,338    35,299      487    20,265    236,516    903,809   11,115    84,446
 Capital gain
   distribution.............       --        --       --        --         --         --       --        --
                             --------   -------   ------   -------  ---------  ---------  -------   -------
    Increase (decrease)
     in net assets from
     operations.............   19,627    30,346     (698)   31,948     56,313    535,799    8,660    79,577
                             --------   -------   ------   -------  ---------  ---------  -------   -------
From capital
 transactions:
 Net premiums...............      521    24,394      390     5,608      3,222      9,465      130    51,243
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........       --    (4,834)      --   (38,434)   (12,050)      (443)      --    (4,520)
   Surrenders...............   (9,457)   (8,381)  (7,939)   (2,703)  (133,381)  (202,100) (17,651)   (4,073)
   Administrative
    expenses (note 4a)......      (31)      (32)     (31)      (25)    (1,511)    (1,704)     (80)      (53)
   Transfers (to) from
    the Guarantee Account...      133    20,988   10,667     3,708    (14,604)   (27,553)  (1,558)   24,543
   Transfers (to) from
    other subaccounts.......  (24,661)   13,168    2,341     2,097     (6,583)     1,848    2,056    22,443
                             --------   -------   ------   -------  ---------  ---------  -------   -------
    Increase (decrease)
     in net assets from
     capital transactions...  (33,495)   45,303    5,428   (29,749)  (164,907)  (220,487) (17,103)   89,583
                             --------   -------   ------   -------  ---------  ---------  -------   -------
Increase (decrease) in
 net assets.................  (13,868)   75,649    4,730     2,199   (108,594)   315,312   (8,443)  169,160
Net assets at beginning
 of year....................  171,592    95,943   78,585    76,386  2,233,124  1,917,812  369,586   200,426
                             --------   -------   ------   -------  ---------  ---------  -------   -------
Net assets at end of year... $157,724   171,592   83,315    78,585  2,124,530  2,233,124  361,143   369,586
                             ========   =======   ======   =======  =========  =========  =======   =======
Change in units (note 5):
 Units purchased............      315     7,611    1,960     1,559     13,469      1,419      622    14,717
 Units redeemed.............   (3,875)   (1,723)  (1,611)   (5,444)   (31,758)   (29,175)  (2,651)   (1,293)
                             --------   -------   ------   -------  ---------  ---------  -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (3,560)    5,888      349    (3,885)   (18,289)   (27,756)  (2,029)   13,424
                             ========   =======   ======   =======  =========  =========  =======   =======

                             --------------------
                             International Growth
                                 Portfolio --
                             Institutional Shares
                             --------------------
                                  Year ended
                                 December 31,
                             --------------------
                                2004       2003
                             ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (6,811)    (1,956)
 Net realized gain
   (loss) on investments....   (54,196)  (123,815)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   280,240    463,949
 Capital gain
   distribution.............        --         --
                             ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   219,233    338,178
                             ---------  ---------
From capital
 transactions:
 Net premiums...............     2,525      2,740
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........    (5,931)   (18,418)
   Surrenders...............   (51,541)   (43,849)
   Administrative
    expenses (note 4a)......    (1,184)    (1,195)
   Transfers (to) from
    the Guarantee Account...    (6,589)     8,417
   Transfers (to) from
    other subaccounts.......    (7,044)    (8,380)
                             ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (69,764)   (60,685)
                             ---------  ---------
Increase (decrease) in
 net assets.................   149,469    277,493
Net assets at beginning
 of year.................... 1,339,700  1,062,207
                             ---------  ---------
Net assets at end of year... 1,489,169  1,339,700
                             =========  =========
Change in units (note 5):
 Units purchased............     4,543      1,192
 Units redeemed.............   (11,439)    (8,362)
                             ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (6,896)    (7,170)
                             =========  =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                               Janus Aspen Series (continued)
                             -----------------------------------------------------------------------------------
                                International           Mid Cap             Mid Cap              Worldwide
                             Growth Portfolio --  Growth Portfolio --  Growth Portfolio --  Growth Portfolio --
                                Service Shares    Institutional Shares   Service Shares     Institutional Shares
                             ------------------  --------------------  ------------------  --------------------
                                 Year ended           Year ended          Year ended            Year ended
                                December 31,         December 31,        December 31,          December 31,
                             ------------------  --------------------  ------------------  --------------------
                               2004      2003       2004       2003      2004      2003       2004       2003
                             --------  --------  ---------  ---------  -------   -------   ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (4,550)   (1,587)   (43,103)   (36,643)  (4,874)   (3,340)     (7,859)    (5,767)
 Net realized gain
   (loss) on investments....   56,172    12,464   (386,179)  (585,168)   9,809       488    (110,002)  (387,089)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   69,828    89,259    974,657  1,377,342   51,206    66,525     182,203    765,761
 Capital gain
   distribution.............       --        --         --         --       --        --          --         --
                             --------  --------  ---------  ---------  -------   -------   ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............  121,450   100,136    545,375    755,531   56,141    63,673      64,342    372,905
                             --------  --------  ---------  ---------  -------   -------   ---------  ---------
From capital
 transactions:
 Net premiums...............  201,788   347,304     10,030     37,016    6,850    47,365      12,351     28,138
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York.................
   Death benefits...........   (8,115) (114,675)   (53,752)   (17,839)  (1,862)       --      (7,535)       537
   Surrenders...............  (31,291)   (3,720)  (209,662)   (75,011)  (4,222)   (8,489)    (82,294)  (119,719)
   Administrative
    expenses (note 4a)......     (140)      (39)    (2,706)    (3,119)     (45)      (63)     (1,496)    (1,732)
   Transfers (to) from
    the Guarantee Account...   71,943    92,741       (573)     8,510   11,635    22,457         940    (49,296)
   Transfers (to) from
    other subaccounts.......  (70,708)    3,933    (45,592)   (20,613)  60,683   (29,256)    (16,507)  (112,676)
                             --------  --------  ---------  ---------  -------   -------   ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  163,477   325,544   (302,255)   (71,056)  73,039    32,014     (94,541)  (254,748)
                             --------  --------  ---------  ---------  -------   -------   ---------  ---------
Increase (decrease) in
 net assets.................  284,927   425,680    243,120    684,475  129,180    95,687     (30,199)   118,157
Net assets at beginning
 of year....................  540,879   115,199  3,041,133  2,356,658  266,005   170,318   2,060,500  1,942,343
                             --------  --------  ---------  ---------  -------   -------   ---------  ---------
Net assets at end of year... $825,806   540,879  3,284,253  3,041,133  395,185   266,005   2,030,301  2,060,500
                             ========  ========  =========  =========  =======   =======   =========  =========
Change in units (note 5):
 Units purchased............   75,801    57,042      6,299      7,809   40,619    11,408       8,728      3,998
 Units redeemed.............  (56,539)  (15,237)   (35,339)   (17,966) (31,961)   (6,178)    (19,155)   (38,177)
                             --------  --------  ---------  ---------  -------   -------   ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   19,262    41,805    (29,040)   (10,157)   8,658     5,230     (10,427)   (34,179)
                             ========  ========  =========  =========  =======   =======   =========  =========

                             -------------------
                                 Worldwide
                             Growth Portfolio --
                               Service Shares
                             ------------------
                                Year ended
                               December 31,
                             ------------------
                               2004      2003
                             -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  (4,742)   (4,210)
 Net realized gain
   (loss) on investments....   9,112    (3,321)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  12,362   144,258
 Capital gain
   distribution.............      --        --
                             -------   -------
    Increase (decrease)
     in net assets from
     operations.............  16,732   136,727
                             -------   -------
From capital
 transactions:
 Net premiums...............   1,557    84,445
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York.................
   Death benefits...........      --        --
   Surrenders............... (68,795)  (17,746)
   Administrative
    expenses (note 4a)......    (105)     (113)
   Transfers (to) from
    the Guarantee Account...   6,085    40,058
   Transfers (to) from
    other subaccounts....... (21,521)    5,172
                             -------   -------
    Increase (decrease)
     in net assets from
     capital transactions... (82,779)  111,816
                             -------   -------
Increase (decrease) in
 net assets................. (66,047)  248,543
Net assets at beginning
 of year.................... 740,978   492,435
                             -------   -------
Net assets at end of year... 674,931   740,978
                             =======   =======
Change in units (note 5):
 Units purchased............   4,811    19,725
 Units redeemed............. (14,835)   (2,716)
                             -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners.......... (10,024)   17,009
                             =======   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                             J.P. Morgan Series Trust II
                             ------------------------------------------------------------------------------------------
                                                                                                         U.S. Large Cap
                                                   International         Mid Cap        Small Company     Core Equity
                                Bond Portfolio    Equity Portfolio   Value Portfolio      Portfolio        Portfolio
                             -------------------  ---------------  ------------------  ---------------  ---------------
                                  Year ended         Year ended        Year ended         Year ended       Year ended
                                 December 31,       December 31,      December 31,       December 31,     December 31,
                             -------------------  ---------------  ------------------  ---------------  ---------------
                                2004       2003     2004    2003      2004      2003     2004    2003     2004    2003
                             ----------  -------  -------  ------  ---------  -------  -------  ------  -------  ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   12,617     (949)    (477)   (136)   (14,555)  (5,346)  (3,243)   (518)    (996)   (117)
 Net realized gain
   (loss) on investments....     (1,133)    (282)     104     386     34,219   11,541    4,170     200      238      95
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     10,985    4,527    8,512   3,304    256,713  122,907   57,645  11,953   10,747   2,773
 Capital gain
   distribution.............      4,917      244       --      --      1,416       --       --      --       --      --
                             ----------  -------  -------  ------  ---------  -------  -------  ------  -------  ------
    Increase (decrease)
     in net assets from
     operations.............     27,386    3,540    8,139   3,554    277,793  129,102   58,572  11,635    9,989   2,751
                             ----------  -------  -------  ------  ---------  -------  -------  ------  -------  ------
From capital
 transactions:
 Net premiums...............    562,586  281,228   47,235  21,457    805,200  630,155  147,582  56,143   83,574  52,395
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........         --       --       --      --         --       --       --      --       --      --
   Surrenders...............    (27,557)  (2,614)     (56)     --    (25,333)  (1,913)  (7,331)     --   (2,974)   (917)
   Administrative
    expenses (note 4a)......       (127)      --       (5)     --       (182)      --      (46)     --      (34)     --
   Transfers (to) from
    the Guarantee Account...    375,836   48,084   24,476     (29)   224,098   83,729   60,665  29,533   23,541     (65)
   Transfers (to) from
    other subaccounts.......      1,577      832   (1,688)   (279)    68,207     (905)   1,061    (925)   1,165      --
                             ----------  -------  -------  ------  ---------  -------  -------  ------  -------  ------
    Increase (decrease)
     in net assets from
     capital transactions...    912,315  327,530   69,962  21,149  1,071,990  711,066  201,931  84,751  105,272  51,413
                             ----------  -------  -------  ------  ---------  -------  -------  ------  -------  ------
Increase (decrease) in
 net assets.................    939,701  331,070   78,101  24,703  1,349,783  840,168  260,503  96,386  115,261  54,164
Net assets at beginning
 of year....................    331,070       --   24,703      --    841,712    1,544   96,386      --   54,164      --
                             ----------  -------  -------  ------  ---------  -------  -------  ------  -------  ------
Net assets at end of year... $1,270,771  331,070  102,804  24,703  2,191,495  841,712  356,889  96,386  169,425  54,164
                             ==========  =======  =======  ======  =========  =======  =======  ======  =======  ======
Change in units (note 5):
 Units purchased............    101,224   32,075    4,971   1,948     93,178   65,041   17,397   7,577   15,092   4,452
 Units redeemed.............    (13,952)    (254)     (21)    (25)   (16,166)    (257)  (2,708)    (82)  (6,749)    (78)
                             ----------  -------  -------  ------  ---------  -------  -------  ------  -------  ------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....     87,272   31,821    4,950   1,923     77,012   64,784   14,689   7,495    8,343   4,374
                             ==========  =======  =======  ======  =========  =======  =======  ======  =======  ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                Merrill Lynch Variable Series Fund, Inc.
                             ---------------------------------------------
                                Merrill    Merrill Lynch   Merrill Lynch
                              Lynch Basic    Large Cap         Value
                              Value V.I.    Growth V.I.  Opportunities V.I.
                             Fund -- Class Fund -- Class   Fund -- Class
                              III Shares    III Shares       III Shares
                             ------------- ------------- ------------------

                               Period from April 30, 2004 to December 31,
                             ---------------------------------------------
                                 2004          2004             2004
                             ------------- ------------- ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    $   528          (83)           5,184
 Net realized gain
   (loss) on investments....       (225)           7              586
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............      5,216        2,856          (16,022)
 Capital gain
   distribution.............        130           --           14,329
                                -------       ------          -------
    Increase (decrease)
     in net assets from
     operations.............      5,649        2,780            4,077
                                -------       ------          -------
From capital
 transactions:
 Net premiums...............     79,992        8,886           69,924
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........         --           --               --
   Surrenders...............         --           --               --
   Administrative
    expenses (note 4a)......         --           --               --
   Transfers (to) from
    the Guarantee Account...        570       17,872              507
   Transfers (to) from
    other subaccounts.......        103          942             (497)
                                -------       ------          -------
    Increase (decrease)
     in net assets from
     capital transactions...     80,665       27,700           69,934
                                -------       ------          -------
Increase (decrease) in
 net assets.................     86,314       30,480           74,011
Net assets at beginning
 of year....................         --           --               --
                                -------       ------          -------
Net assets at end of year...    $86,314       30,480           74,011
                                =======       ======          =======
Change in units (note 5):
 Units purchased............     10,412        2,808            7,518
 Units redeemed.............     (2,472)          --             (918)
                                -------       ------          -------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....      7,940        2,808            6,600
                                =======       ======          =======

                                             MFS(R) Variable Insurance Trust
                             --------------------------------------------------------------

                               MFS(R) Investors      MFS(R) Investors        MFS(R) New
                                 Growth Stock         Trust Series --    Discovery Series --
                               Series -- Service          Service              Service
                                 Class Shares          Class Shares         Class Shares
                             --------------------  --------------------  ------------------
                                  Year ended            Year ended           Year ended
                                 December 31,          December 31,         December 31,
                             --------------------  --------------------  ------------------
                                2004       2003       2004       2003       2004      2003
                             ---------  ---------  ---------  ---------  ---------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (26,207)   (15,661)   (22,068)    (8,648)   (13,348)  (6,036)
 Net realized gain
   (loss) on investments....    28,143      2,245     21,920      3,785      9,668   23,605
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   139,073    199,243    216,248    175,993     46,706  103,370
 Capital gain
   distribution.............        --         --         --         --         --       --
                             ---------  ---------  ---------  ---------  ---------  -------
    Increase (decrease)
     in net assets from
     operations.............   141,009    185,827    216,100    171,130     43,026  120,939
                             ---------  ---------  ---------  ---------  ---------  -------
From capital
 transactions:
 Net premiums...............   403,542    326,005    457,569    443,487    238,143  374,058
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........   (33,873)   (98,222)   (21,659)  (231,735)        --  (85,751)
   Surrenders...............   (44,760)   (26,815)   (92,410)   (22,821)   (74,823)  (5,386)
   Administrative
    expenses (note 4a)......      (293)      (121)      (531)      (172)      (268)     (53)
   Transfers (to) from
    the Guarantee Account...   155,494    196,297    714,075    313,251     98,880  132,490
   Transfers (to) from
    other subaccounts.......    86,682     44,842    182,140     65,960    (23,840)  51,329
                             ---------  ---------  ---------  ---------  ---------  -------
    Increase (decrease)
     in net assets from
     capital transactions...   566,792    441,986  1,239,184    567,970    238,092  466,687
                             ---------  ---------  ---------  ---------  ---------  -------
Increase (decrease) in
 net assets.................   707,801    627,813  1,455,284    739,100    281,118  587,626
Net assets at beginning
 of year.................... 1,368,985    741,172  1,224,910    485,810    718,884  131,258
                             ---------  ---------  ---------  ---------  ---------  -------
Net assets at end of year... 2,076,786  1,368,985  2,680,194  1,224,910  1,000,002  718,884
                             =========  =========  =========  =========  =========  =======
Change in units (note 5):
 Units purchased............   118,344     74,130    176,562    102,632     48,918   70,960
 Units redeemed.............   (49,367)   (16,411)   (39,969)   (31,836)   (20,618) (11,616)
                             ---------  ---------  ---------  ---------  ---------  -------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....    68,977     57,719    136,593     70,796     28,300   59,344
                             =========  =========  =========  =========  =========  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                       MFS(R) Variable Insurance Trust (continued)
                             -------------------------------------------------------------------
                                                              MFS(R) Total
                                                            Return Series --   MFS(R) Utilities
                              MFS(R) Strategic Income         Service Class    Series -- Service
                             Series -- Service Class Shares      Shares          Class Shares
                             -----------------------------  ----------------  ------------------
                                             Period from
                                                May 1,
                              Year ended       2003 to         Year ended         Year ended
                             December 31,    December 31,     December 31,       December 31,
                             ------------    ------------   ----------------  ------------------
                                 2004            2003         2004     2003      2004      2003
                             ------------    ------------   -------  -------  ---------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   $  3,815           (194)      (2,401)    (667)    (3,740)   2,449
 Net realized gain
   (loss) on investments....       (670)            89        3,038      324     39,633    2,080
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............      8,475          1,831       49,460   12,569    214,126  133,387
 Capital gain
   distribution.............         --             --           --       --         --       --
                               --------         ------      -------  -------  ---------  -------
    Increase (decrease)
     in net assets from
     operations.............     11,620          1,726       50,097   12,226    250,019  137,916
                               --------         ------      -------  -------  ---------  -------
From capital
 transactions:
 Net premiums...............     73,521         54,776      337,580  181,671    278,583  115,472
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........         --             --           --       --     (6,584)     415
   Surrenders...............     (1,728)           (39)      (7,867)  (1,782)   (31,584) (22,653)
   Administrative
    expenses (note 4a)......        (31)            --          (21)      --       (266)    (119)
   Transfers (to) from
    the Guarantee Account...     58,890         33,496       90,354    9,408     55,113   28,010
   Transfers (to) from
    other subaccounts.......      3,559              9       (6,424)   1,347    106,116    3,957
                               --------         ------      -------  -------  ---------  -------
    Increase (decrease)
     in net assets from
     capital transactions...    134,211         88,242      413,622  190,644    401,378  125,082
                               --------         ------      -------  -------  ---------  -------
Increase (decrease) in
 net assets.................    145,831         89,968      463,719  202,870    651,397  262,998
Net assets at beginning
 of year....................     89,968             --      204,392    1,522    602,615  339,617
                               --------         ------      -------  -------  ---------  -------
Net assets at end of year...   $235,799         89,968      668,111  204,392  1,254,012  602,615
                               ========         ======      =======  =======  =========  =======
Change in units (note 5):
 Units purchased............     13,738          8,086       43,376   17,859     57,011   19,805
 Units redeemed.............     (1,820)            (4)      (7,815)    (165)   (20,278)  (3,058)
                               --------         ------      -------  -------  ---------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     11,918          8,082       35,561   17,694     36,733   16,747
                               ========         ======      =======  =======  =========  =======

                                       Nations Separate Account Trust
                             ----------------------------------------------------

                                                            Nations Marsico
                              Nations Marsico Growth   International Opportunities
                                     Portfolio                 Portfolio
                             ------------------------  --------------------------
                                          Period from                Period from
                                             May 1,                     May 1,
                              Year ended    2003 to     Year ended     2003 to
                             December 31, December 31, December 31,  December 31,
                             ------------ ------------ ------------  ------------
                                 2004         2003         2004          2003
                             ------------ ------------ ------------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (17,951)     (1,942)      (12,946)      (2,042)
 Net realized gain
   (loss) on investments....      6,038       2,645        17,779        5,999
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    192,671      24,750       223,531       57,799
 Capital gain
   distribution.............         --          --         3,394           --
                              ---------     -------     ---------      -------
    Increase (decrease)
     in net assets from
     operations.............    180,758      25,453       231,758       61,756
                              ---------     -------     ---------      -------
From capital
 transactions:
 Net premiums...............    757,489     402,548       798,109      417,962
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........         --          --            --           --
   Surrenders...............    (42,605)     (5,081)      (38,731)      (4,378)
   Administrative
    expenses (note 4a)......       (126)         --           (94)          --
   Transfers (to) from
    the Guarantee Account...    144,500      13,929       137,491       10,758
   Transfers (to) from
    other subaccounts.......    177,342     168,208       373,566      241,744
                              ---------     -------     ---------      -------
    Increase (decrease)
     in net assets from
     capital transactions...  1,036,600     579,604     1,270,341      666,086
                              ---------     -------     ---------      -------
Increase (decrease) in
 net assets.................  1,217,358     605,057     1,502,099      727,842
Net assets at beginning
 of year....................    605,057          --       727,842           --
                              ---------     -------     ---------      -------
Net assets at end of year...  1,822,415     605,057     2,229,941      727,842
                              =========     =======     =========      =======
Change in units (note 5):
 Units purchased............     97,518      49,402       112,012       54,731
 Units redeemed.............    (11,349)       (429)      (19,248)        (358)
                              ---------     -------     ---------      -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     86,169      48,973        92,764       54,373
                              =========     =======     =========      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                              Oppenheimer Variable Account Funds
                             ---------------------------------------------------------------------------------------------------
                                                                                               Oppenheimer
                                                                                                 Balanced
                                 Oppenheimer       Oppenheimer Aggressive      Oppenheimer      Fund/VA --
                              Aggressive Growth   Growth Fund/VA -- Service      Balanced         Service     Oppenheimer Bond
                                   Fund/VA                 Shares                Fund/VA          Shares           Fund/VA
                             -------------------  ------------------------  -----------------  ------------ --------------------
                                                               Period from                     Period from
                                                                  May 1,                        April 30,
                                  Year ended       Year ended    2003 to        Year ended       2004 to         Year ended
                                 December 31,     December 31, December 31,    December 31,    December 31,     December 31,
                             -------------------  ------------ ------------ -----------------  ------------ --------------------
                                2004      2003        2004         2003       2004     2003        2004        2004       2003
                             ---------  --------  ------------ ------------ -------  --------  ------------ ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (12,829)  (11,229)    (2,291)        (747)    (3,156)   14,604       (828)      65,234    109,478
 Net realized gain
   (loss) on investments....  (107,777) (138,072)      (676)       9,590      3,185   (27,561)       789        7,564      3,711
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   271,376   318,808     27,960       (7,900)    72,096   191,276     12,901        3,840      7,733
 Capital gain
   distribution.............        --        --         --           --         --        --         --           --         --
                             ---------  --------    -------      -------    -------  --------    -------    ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   150,770   169,507     24,993          943     72,125   178,319     12,862       76,638    120,922
                             ---------  --------    -------      -------    -------  --------    -------    ---------  ---------
From capital
 transactions:
 Net premiums...............    25,753    11,242     59,501       72,202        280       504    116,065           --      4,500
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........        68        --         --           --        160    (1,135)        --       (1,495)        --
   Surrenders...............   (89,047)  (60,047)    (4,444)     (54,267)   (48,660)  (31,344)        --     (133,400)  (376,392)
   Administrative
    expenses (note 4a)......    (1,001)   (1,119)       (48)          --       (513)     (600)        --       (1,524)    (1,637)
   Transfers (to) from
    the Guarantee Account...   (26,446)    7,580     18,708        3,700      8,009   (41,632)    74,102      (37,317)   (27,096)
   Transfers (to) from
    other subaccounts.......    19,964    39,339      1,905       68,616      7,132  (147,907)    28,759      (52,211)  (185,686)
                             ---------  --------    -------      -------    -------  --------    -------    ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (70,709)   (3,005)    75,622       90,251    (33,592) (222,114)   218,926     (225,947)  (586,311)
                             ---------  --------    -------      -------    -------  --------    -------    ---------  ---------
Increase (decrease) in
 net assets.................    80,061   166,502    100,615       91,194     38,533   (43,795)   231,788     (149,309)  (465,389)
Net assets at beginning
 of year....................   886,728   720,226     91,194           --    864,426   908,221         --    2,071,944  2,537,333
                             ---------  --------    -------      -------    -------  --------    -------    ---------  ---------
Net assets at end of year... $ 966,789   886,728    191,809       91,194    902,959   864,426    231,788    1,922,635  2,071,944
                             =========  ========    =======      =======    =======  ========    =======    =========  =========
Change in units (note 5):
 Units purchased............     5,800     9,843      7,447       12,222      2,868        46     23,505        8,958        369
 Units redeemed.............   (13,152)  (10,348)    (1,200)      (4,618)    (5,447)  (20,275)    (2,323)     (26,825)   (48,517)
                             ---------  --------    -------      -------    -------  --------    -------    ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (7,352)     (505)     6,247        7,604     (2,579)  (20,229)    21,182      (17,867)   (48,148)
                             =========  ========    =======      =======    =======  ========    =======    =========  =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                         Oppenheimer Variable Account Funds (continued)
                             ------------------------------------------------------------------------------------------
                                                                               Oppenheimer Global
                                                       Oppenheimer Capital         Securities
                              Oppenheimer Capital    Appreciation Fund/VA --   Fund/VA -- Service    Oppenheimer High
                              Appreciation Fund/VA        Service Shares             Shares           Income Fund/VA
                             ---------------------  ------------------------  --------------------  ------------------
                                                                 Period from
                                                                    May 1,
                                   Year ended        Year ended    2003 to         Year ended           Year ended
                                  December 31,      December 31, December 31,     December 31,         December 31,
                             ---------------------  ------------ ------------ --------------------  ------------------
                                2004        2003        2004         2003        2004       2003      2004      2003
                             ----------  ---------  ------------ ------------ ---------  ---------  --------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense)................. $   15,272)   (12,208)    (34,574)     (3,009)     (14,221)   (12,518)   32,689    42,770
 Net realized gain
  (loss) on investments.....    (78,149)   (98,380)     13,950       2,652       68,088     10,303    (3,291)  (33,140)
 Change in unrealized
  appreciation
  (depreciation) on
  investments...............    151,919    417,773     212,854      73,778      399,523    441,998    12,826   130,048
 Capital gain
  distribution..............         --         --          --          --           --         --        --        --
                             ----------  ---------   ---------     -------    ---------  ---------  --------  --------
    Increase (decrease)
     in net assets from
     operations.............     58,498    307,185     192,230      73,421      453,390    439,783    42,224   139,678
                             ----------  ---------   ---------     -------    ---------  ---------  --------  --------
From capital
 transactions:
 Net premiums...............        334     29,515   1,182,087     780,020      662,749    609,930     1,305     8,453
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits............     (7,056)   (47,169)    (10,445)         --       (6,174)   (15,567)   (3,424)       --
  Surrenders................   (355,215)   (78,198)    (88,109)     (1,221)     (83,267)   (33,858)  (39,101)  (35,887)
  Administrative
    expenses (note 4a)......     (1,351)    (1,436)       (386)        (10)        (732)      (282)     (403)     (474)
  Transfers (to) from
    the Guarantee Account...     80,484     78,800   1,309,411     119,769      378,277    143,488   (35,603)   (3,813)
  Transfers (to) from
    other subaccounts.......     23,977    124,523     334,935         (63)      54,414     89,204   (28,225) (171,015)
                             ----------  ---------   ---------     -------    ---------  ---------  --------  --------
    Increase (decrease)
     in net assets from
     capital transactions...   (258,827)   106,035   2,727,493     898,495    1,005,267    792,915  (105,451) (202,736)
                             ----------  ---------   ---------     -------    ---------  ---------  --------  --------
Increase (decrease) in
 net assets.................   (200,329)   413,220   2,919,723     971,916    1,458,657  1,232,698   (63,227)  (63,058)
Net assets at beginning
 of year....................  1,454,197  1,040,977     971,916          --    1,914,556    681,858   668,528   731,586
                             ----------  ---------   ---------     -------    ---------  ---------  --------  --------
Net assets at end of year... $1,253,868  1,454,197   3,891,639     971,916    3,373,213  1,914,556   605,301   668,528
                             ==========  =========   =========     =======    =========  =========  ========  ========
Change in units (note 5):
 Units purchased............     25,424     21,021     239,236      76,380      129,747     97,905     3,068       864
 Units redeemed.............    (48,425)   (11,447)    (21,697)       (110)     (35,554)    (5,787)  (12,723)  (21,583)
                             ----------  ---------   ---------     -------    ---------  ---------  --------  --------
 Net increase (decrease)
  in units from capital
  transactions with
  contract owners...........    (23,001)     9,574     217,539      76,270       94,193     92,118    (9,655)  (20,719)
                             ==========  =========   =========     =======    =========  =========  ========  ========

                             -------------------------------------------
                                                     Oppenheimer Main
                               Oppenheimer Main      Street Small Cap
                               Street Fund/VA --    Fund/VA -- Service
                                 Service Shares           Shares
                             --------------------  --------------------


                                  Year ended            Year ended
                                 December 31,          December 31,
                             --------------------  --------------------
                                2004       2003       2004       2003
                             ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).................   (64,409)   (36,665)   (31,883)    (6,610)
 Net realized gain
  (loss) on investments.....   142,048     (2,505)    31,810     15,211
 Change in unrealized
  appreciation
  (depreciation) on
  investments...............   420,295  1,064,914    402,160    164,450
 Capital gain
  distribution..............        --         --         --         --
                             ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   497,934  1,025,744    402,087    173,051
                             ---------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums............... 1,494,748  1,549,153    934,220    796,161
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits............   (97,100)   (48,040)        --         --
  Surrenders................  (397,189)  (185,322)   (44,665)    (4,228)
  Administrative
    expenses (note 4a)......    (1,778)      (784)      (301)        --
  Transfers (to) from
    the Guarantee Account...   517,229    467,657    352,229    170,413
  Transfers (to) from
    other subaccounts.......  (204,107)  (163,510)    79,932     98,076
                             ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions... 1,311,803  1,619,154  1,321,415  1,060,422
                             ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets................. 1,809,737  2,644,898  1,723,502  1,233,473
Net assets at beginning
 of year.................... 5,836,914  3,192,016  1,234,981      1,508
                             ---------  ---------  ---------  ---------
Net assets at end of year... 7,646,651  5,836,914  2,958,483  1,234,981
                             =========  =========  =========  =========
Change in units (note 5):
 Units purchased............   282,297    242,329    113,799     92,498
 Units redeemed.............  (148,962)   (47,667)   (15,867)      (368)
                             ---------  ---------  ---------  ---------
 Net increase (decrease)
  in units from capital
  transactions with
  contract owners...........   133,335    194,662     97,932     92,130
                             =========  =========  =========  =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                PBHG Insurance Series Fund, Inc.
                             --------------------------------------  -----------------
                                                                       Foreign Bond
                                                                         Portfolio
                                                                       (U.S. Dollar
                                                                        Hedged) --
                                PBHG Growth II      PBHG Large Cap    Administrative
                                  Portfolio        Growth Portfolio    Class Shares
                             -------------------  -----------------  ----------------
                                  Year ended          Year ended        Year ended
                                 December 31,        December 31,      December 31,
                             -------------------  -----------------  ----------------
                                2004      2003      2004     2003      2004     2003
                             ---------  --------  -------  --------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense)................. $  (4,171)   (4,665)  (9,753)   (8,911)   2,049    1,610
 Net realized gain
  (loss) on investments.....  (103,440) (165,631) (49,295) (107,897)     505      414
 Change in unrealized
  appreciation
  (depreciation) on
  investments...............   123,521   240,780  107,379   278,180      259   (1,537)
 Capital gain
  distribution..............        --        --       --        --    1,325       --
                             ---------  --------  -------  --------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............    15,910    70,484   48,331   161,372    4,138      487
                             ---------  --------  -------  --------  -------  -------
From capital
 transactions:
 Net premiums...............        25       562       38        --    9,275      570
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits............   (45,354)       --       --        --       --       --
  Surrenders................   (19,958)  (45,958) (34,488)  (27,350)  (7,759)  (3,880)
  Administrative
    expenses (note 4a)......      (433)     (727)    (580)     (614)     (29)     (28)
  Transfers (to) from
    the Guarantee Account...     1,635   (14,423)  (4,243)   (1,422)  24,457    4,997
  Transfers (to) from
    other subaccounts.......     2,895   (13,715) (19,485)  (31,958) (70,060)   4,966
                             ---------  --------  -------  --------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...   (61,190)  (74,261) (58,758)  (61,344) (44,116)   6,625
                             ---------  --------  -------  --------  -------  -------
Increase (decrease) in
 net assets.................   (45,280)   (3,777) (10,427)  100,028  (39,978)   7,112
Net assets at beginning
 of year....................   338,618   342,395  713,507   613,479  177,609  170,497
                             ---------  --------  -------  --------  -------  -------
Net assets at end of year... $ 293,338   338,618  703,080   713,507  137,631  177,609
                             =========  ========  =======  ========  =======  =======
Change in units (note 5):
 Units purchased............     2,420        79    2,980        --    5,777      957
 Units redeemed.............    (9,745)  (10,567)  (8,460)   (7,478)  (9,990)    (369)
                             ---------  --------  -------  --------  -------  -------
 Net increase (decrease)
  in units from capital
  transactions with
  contract owners...........    (7,325)  (10,488)  (5,480)   (7,478)  (4,213)     588
                             =========  ========  =======  ========  =======  =======

                                       PIMCO Variable Insurance Trust
                             ---------------------------------------------------------------------

                                                           Long-Term
                                                        U.S. Government         Total Return
                             High Yield Portfolio --     Portfolio --           Portfolio --
                                Administrative          Administrative         Administrative
                                 Class Shares            Class Shares           Class Shares
                             ----------------------  --------------------  ----------------------
                                  Year ended              Year ended             Year ended
                                 December 31,            December 31,           December 31,
                             ----------------------  --------------------  ----------------------
                                2004        2003        2004       2003       2004        2003
                             ---------   ---------   ---------  ---------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).................   169,399      79,654     166,767    120,034     154,312     158,382
 Net realized gain
  (loss) on investments.....    20,047      22,361     (11,812)   (11,831)     60,109      42,139
 Change in unrealized
  appreciation
  (depreciation) on
  investments...............    69,771     147,059      69,067    (43,310)     96,205      34,463
 Capital gain
  distribution..............        --          --     104,451     31,860     155,084      47,001
                             ---------   ---------   ---------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   259,217     249,074     328,473     96,753     465,710     281,985
                             ---------   ---------   ---------  ---------  ----------  ----------
From capital
 transactions:
 Net premiums............... 1,363,673     986,786   1,559,217    838,141   5,801,664   2,756,062
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits............   (35,554)    (74,240)    (23,903)  (189,250)   (144,078)   (129,468)
  Surrenders................  (166,174)    (49,373)   (436,242)  (252,576) (1,092,073)   (517,838)
  Administrative
    expenses (note 4a)......      (934)       (228)     (1,227)      (826)     (2,375)     (1,291)
  Transfers (to) from
    the Guarantee Account...   416,144     269,625     801,546    269,546   1,452,714     813,684
  Transfers (to) from
    other subaccounts.......  (288,866)     47,172    (539,476)    40,436     114,033     780,606
                             ---------   ---------   ---------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... 1,288,289   1,179,742   1,359,915    705,471   6,129,885   3,701,755
                             ---------   ---------   ---------  ---------  ----------  ----------
Increase (decrease) in
 net assets................. 1,547,506   1,428,816   1,688,388    802,224   6,595,595   3,983,740
Net assets at beginning
 of year.................... 2,327,539     898,723   5,270,900  4,468,676  11,611,917   7,628,177
                             ---------   ---------   ---------  ---------  ----------  ----------
Net assets at end of year... 3,875,045   2,327,539   6,959,288  5,270,900  18,207,512  11,611,917
                             =========   =========   =========  =========  ==========  ==========
Change in units (note 5):
 Units purchased............   190,463     116,427     236,411     94,939     775,184     387,579
 Units redeemed.............   (81,039)    (11,115)   (129,335)   (37,038)   (251,281)    (57,572)
                             ---------   ---------   ---------  ---------  ----------  ----------
 Net increase (decrease)
  in units from capital
  transactions with
  contract owners...........   109,424     105,312     107,076     57,901     523,903     330,007
                             =========   =========   =========  =========  ==========  ==========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                 The Prudential Series Fund, Inc.      Rydex Variable Trust
                              --------------------------------------   -------------------
                              Jennison 20/20
                                  Focus
                              Portfolio --     Jennison Portfolio --
                                Class II          Class II Shares          OTC Fund
                              -------------  ------------------------  -------------------
                                                          Period from
                                                             May 1,
                               Year ended     Year ended    2003 to       Year ended
                              December 31,   December 31, December 31,   December 31,
                              -------------  ------------ ------------ -------------------
                                2004    2003     2004         2003       2004       2003
                              -------   ---- ------------ ------------  -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (159)   --     (1,152)        (373)    (7,935)    (4,677)
   Net realized gain
     (loss) on
     investments.............      26    --        155          193     38,663      3,332
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,448    --      6,334        5,733     39,939    107,560
   Capital gain
     distribution............      --    --         --           --         --         --
                              -------    --     ------       ------     -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........   1,315    --      5,337        5,553     70,667    106,215
                              -------    --     ------       ------     -------   -------
From capital
  transactions:
   Net premiums..............  14,501    --     10,209       58,662     24,719     75,789
   Transfers (to) from
     the general account
     of GE Capital Life
     Assurance Company
     of New York
     Death benefits..........      --    --         --           --         --         --
     Surrenders..............      --    --         --         (195)   (51,585)   (21,659)
     Administrative
       expenses (note 4a)....      --    --         --           --        (94)       (67)
     Transfers (to) from
       the Guarantee
       Account...............     359    --       (211)          78     65,080     29,291
     Transfers (to) from
       other subaccounts.....    (545)   --         78           --    426,311     26,743
                              -------    --     ------       ------     -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  14,315    --     10,076       58,545    464,431    110,097
                              -------    --     ------       ------     -------   -------
Increase (decrease) in
  net assets.................  15,630    --     15,413       64,098    535,098    216,312
Net assets at beginning
  of year....................      --    --     64,098           --    422,479    206,167
                              -------    --     ------       ------     -------   -------
Net assets at end of year.... $15,630    --     79,511       64,098    957,577    422,479
                              =======    ==     ======       ======     =======   =======
Change in units (note 5):
   Units purchased...........   1,179    --        872        5,308    150,974     17,719
   Units redeemed............     (42)   --        (53)         (18)   (96,575)    (2,927)
                              -------    --     ------       ------     -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   1,137    --        819        5,290     54,399     14,792
                              =======    ==     ======       ======     =======   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                 Salomon Brothers Variable Series Funds Inc
                              ----------------------------------------------------------------------------------------
                                   Salomon Brothers       Salomon Brothers   Salomon Brothers     Salomon Brothers
                                   Variable All Cap       Variable Investors Variable Strategic    Variable Total
                                   Fund -- Class II        Fund -- Class I   Bond Fund -- Class I Return Fund -- Class I
                              --------------------------  ----------------   -------------------  ---------------------
                                            Period from
                               Year ended  May 1, 2003 to    Year ended         Year ended           Year ended
                              December 31,  December 31,    December 31,       December 31,         December 31,
                              ------------ -------------- ----------------   -------------------  ---------------------
                                  2004          2003        2004      2003     2004       2003      2004        2003
                              ------------ -------------- -------   -------   -------   -------    -------     -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $ (2,441)         (89)         43       116    9,709     14,606       970         173
   Net realized gain
     (loss) on
     investments.............      2,514           14         619    (9,821)     751     17,870       197      (1,838)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     14,875        2,210      17,270    59,067     (238)    (4,148)    5,723      15,893
   Capital gain
     distribution............         --           --          --        --    5,050      7,992     2,214       1,404
                                --------       ------     -------   -------   -------   -------    -------     -------
       Increase
         (decrease) in
         net assets from
         operations..........     14,948        2,135      17,932    49,362   15,272     36,320     9,104      15,632
                                --------       ------     -------   -------   -------   -------    -------     -------
From capital
  transactions:
   Net premiums..............    137,955       19,338          --        --       --         --     9,000          --
   Transfers (to) from
     the general account
     of GE Capital Life
     Assurance Company
     of New York
     Death benefits..........         --           --          --        --       --         --        --          --
     Surrenders..............    (20,581)          --     (11,661)  (20,517) (13,129)   (95,439)   (1,573)    (12,337)
     Administrative
       expenses (note 4a)....        (40)          --        (139)     (164)    (134)      (280)      (50)       (104)
     Transfers (to) from
       the Guarantee
       Account...............     64,233       16,875      (1,377)  (19,578) (11,768)    29,876       (16)    (30,282)
     Transfers (to) from
       other subaccounts.....     64,025           --       5,829    12,083  (53,953)   123,906     1,000       8,688
                                --------       ------     -------   -------   -------   -------    -------     -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    245,592       36,213      (7,348)  (28,176) (78,984)    58,063     8,361     (34,035)
                                --------       ------     -------   -------   -------   -------    -------     -------
Increase (decrease) in
  net assets.................    260,540       38,348      10,584    21,186  (63,712)    94,383    17,465     (18,403)
Net assets at beginning
  of year....................     38,348           --     204,612   183,426  363,968    269,585   121,309     139,712
                                --------       ------     -------   -------   -------   -------    -------     -------
Net assets at end of year....   $298,888       38,348     215,196   204,612  300,256    363,968   138,774     121,309
                                ========       ======     =======   =======   =======   =======    =======     =======
Change in units (note 5):
   Units purchased...........     23,588        2,967         893     1,322    1,016     12,478       878         880
   Units redeemed............     (3,690)          --      (1,518)   (4,426)  (6,888)    (7,757)     (145)     (4,325)
                                --------       ------     -------   -------   -------   -------    -------     -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     19,898        2,967        (625)   (3,104)  (5,872)     4,721       733      (3,445)
                                ========       ======     =======   =======   =======   =======    =======     =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                            Scudder Variable Series II
                             ----------------------------------------------------------------------------------------

                                Scudder Technology             SVS Dreman High                SVS Dreman Small
                                Growth Portfolio --      Return Equity Portfolio --        Cap Value Portfolio --
                                  Class B Shares               Class B Shares                  Class B Shares
                             ------------------------  ------------------------------  ------------------------------
                                          Period from
                                             May 1,                 Period from May 1,              Period from May 1,
                              Year ended    2003 to     Year ended       2003 to        Year ended       2003 to
                             December 31, December 31, December 31,    December 31,    December 31,    December 31,
                             ------------ ------------ ------------ ------------------ ------------ ------------------
                                 2004         2003         2004            2003            2004            2003
                             ------------ ------------ ------------ ------------------ ------------ ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).................   $ (1,274)       (314)      (1,778)            (29)         (2,477)           (230)
 Net realized gain
  (loss) on investments.....      1,323       5,699       12,725           4,111           4,686            (213)
 Change in unrealized
  appreciation
  (depreciation) on
  investments...............      5,782       2,697       35,042          43,522          47,530           7,012
 Capital gain
  distribution..............         --          --           --              --              --              --
                               --------      ------      -------         -------         -------          ------
    Increase (decrease)
     in net assets from
     operations.............      5,831       8,082       45,989          47,604          49,739           6,569
                               --------      ------      -------         -------         -------          ------
From capital
 transactions:
 Net premiums...............     13,853      42,155      114,966         208,109         154,669          43,392
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits............         --          --           --              --              --              --
  Surrenders................     (5,762)         --       (7,345)           (926)         (2,867)             --
  Administrative
    expenses (note 4a)......         (6)         --          (28)             --             (45)             --
  Transfers (to) from
    the Guarantee Account...      4,140       6,046       32,214          21,741          67,482           1,427
  Transfers (to) from
    other subaccounts.......     38,967      (1,074)       3,792            (219)         26,490            (218)
                               --------      ------      -------         -------         -------          ------
    Increase (decrease)
     in net assets from
     capital transactions...     51,192      47,127      143,599         228,705         245,729          44,601
                               --------      ------      -------         -------         -------          ------
Increase (decrease) in
 net assets.................     57,023      55,209      189,588         276,309         295,468          51,170
Net assets at beginning
 of year....................     55,209          --      276,309              --          51,170              --
                               --------      ------      -------         -------         -------          ------
Net assets at end of year...   $112,232      55,209      465,897         276,309         346,638          51,170
                               ========      ======      =======         =======         =======          ======
Change in units (note 5):
 Units purchased............      5,168       3,776       20,936          22,316          19,272           3,836
 Units redeemed.............     (1,345)        (85)      (9,647)           (112)         (2,145)            (19)
                               --------      ------      -------         -------         -------          ------
 Net increase (decrease)
  in units from capital
  transactions with
  contract owners...........      3,823       3,691       11,289          22,204          17,127           3,817
                               ========      ======      =======         =======         =======          ======

                               Van Kampen Life Investment Trust
                             -----------------------------------
                                                     Emerging
                                  Comstock            Growth
                                Portfolio --       Portfolio --
                               Class II Shares   Class II Shares
                             ------------------  ---------------


                                 Year ended         Year ended
                                December 31,       December 31,
                             ------------------  ---------------
                                2004      2003     2004    2003
                             ---------  -------  -------  ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).................   (10,731)  (2,418)  (1,911)   (500)
 Net realized gain
  (loss) on investments.....    14,473    6,161    1,260   1,392
 Change in unrealized
  appreciation
  (depreciation) on
  investments...............   170,073   53,297    7,091   5,922
 Capital gain
  distribution..............        --       --       --      --
                             ---------  -------  -------  ------
    Increase (decrease)
     in net assets from
     operations.............   173,815   57,040    6,440   6,814
                             ---------  -------  -------  ------
From capital
 transactions:
 Net premiums...............   675,033  376,479   39,945  38,784
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits............   (23,848) (21,105)      --      --
  Surrenders................   (40,300)  (2,006)  (2,115)   (401)
  Administrative
    expenses (note 4a)......      (296)      (4)     (52)     --
  Transfers (to) from
    the Guarantee Account...   266,029   41,868   29,264  27,414
  Transfers (to) from
    other subaccounts.......    84,585   24,900    1,475   9,830
                             ---------  -------  -------  ------
    Increase (decrease)
     in net assets from
     capital transactions...   961,203  420,132   68,517  75,627
                             ---------  -------  -------  ------
Increase (decrease) in
 net assets................. 1,135,018  477,172   74,957  82,441
Net assets at beginning
 of year....................   497,563   20,391   82,441      --
                             ---------  -------  -------  ------
Net assets at end of year... 1,632,581  497,563  157,398  82,441
                             =========  =======  =======  ======
Change in units (note 5):
 Units purchased............    99,979   48,043   10,546   9,702
 Units redeemed.............   (11,999)  (2,510)  (2,950)    (51)
                             ---------  -------  -------  ------
 Net increase (decrease)
  in units from capital
  transactions with
  contract owners...........    87,980   45,533    7,596   9,651
                             =========  =======  =======  ======

                See accompanying notes to financial statements

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                         Notes to Financial Statements

                               December 31, 2004

(1)Description of Entity

   GE Capital Life Separate Account II (the Account) is a separate investment account established on April 1, 1996 by GE Capital Life Assurance Company of New York (GE Capital Life) pursuant to the laws of the State of New York. The Account may invest in mutual funds, unit investment trusts, managed separate accounts and other portfolios. GE Capital Life uses the Account to support flexible premium variable deferred annuity contracts issued by GE Capital Life, as well as for other purposes permitted by law.

   Currently, there are multiple subaccounts of the Account available under the contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of a Fund.

   The assets of the Account belong to GE Capital Life. However, GE Capital Life may not charge the assets in the Account attributable to the policies with liabilities arising out of any other business, which GE Capital Life may conduct. The assets of the Account will, however, be available to cover the liabilities for GE Capital Life General Account to the extent that the asset of the Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Account are credited to or charged against the Account without regard to the income, gains or losses arising out of any other business conducted.

   GE Capital Life registered the Account with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Account by the SEC. Contract owners assume the full investment risk for all amounts allocated to the Account.

   Effective April 30, 2004, the following Portfolios were added to the Account:

Evergreen Variable Annuity Trust:                            Merrill Lynch Variable Series Fund, Inc.:
  Evergreen VA Omega Fund -- Class 2                           Merrill Lynch Basic Value V.I. Fund -- Class III Shares
Fidelity Variable Insurance Products Fund:                     Merrill Lynch Large Cap Growth V.I. Fund -- Class III
  VIP Asset Manager/SM/ Portfolio -- Service Class 2            Shares
  VIP Value Strategies Portfolio -- Service Class 2            Merrill Lynch Value Opportunities V.I. Fund -- Class III
                                                                Shares
                                                             Oppenheimer Variable Account Funds:
                                                               Oppenheimer Balanced Fund/VA -- Service Shares

   All designated portfolios described above are series type mutual funds.

   The Janus Aspen Series -- International Growth Portfolio -- Service Shares ceased accepting new purchase payments from the Account effective November 15, 2004.

   Effective November 15, 2004, the AIM Variable Insurance Funds -- AIM V.I. International Growth Fund -- Series II Shares and the AllianceBernstein Variable Products Series Fund Inc. -- AllianceBernstein International Value Portfolio -- Class B were added to the Account.

   Effective December 15, 2004, the Eaton Vance Variable Trust -- VT Income Fund of Boston was liquidated pursuant to a decision made by the portfolio's Board of Trustees.

   Effective December 15, 2004, the Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class I shares and Franklin Templeton Variable Insurance Products Trust -- Templeton Global Income Securities Fund -- Class I shares were added to the Account.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


   During 2004, the following names were changed:

                     Formerly Known As                                           Currently Known As
AllianceBernstein Variable Products Series Fund, Inc.:       AllianceBernstein Small Cap Growth Portfolio --  Class B
  Quasar Portfolio -- Class B
Fidelity Variable Insurance Products Fund:
  VIP II Asset Manager/SM/ Portfolio -- Initial Class        VIP Asset Manager/SM/ Portfolio -- Initial Class
  VIP II Contrafund(R) Portfolio -- Initial Class            VIP Contrafund(R) Portfolio -- Initial Class
  VIP II Contrafund(R) Portfolio -- Service Class 2          VIP Contrafund(R) Portfolio -- Service Class 2
  VIP III Dynamic Capital Appreciation Portfolio --          VIP Dynamic Capital Appreciation Portfolio -- Service Class
    Service Class 2                                            2
  VIP III Growth & Income Portfolio -- Initial Class         VIP Growth & Income Portfolio -- Initial Class
  VIP III Growth & Income Portfolio -- Service Class 2       VIP Growth & Income Portfolio -- Service Class 2
  VIP III Growth Opportunities Portfolio -- Initial Class    VIP Growth Opportunities Portfolio -- Initial Class
  VIP III Mid Cap Portfolio -- Service Class 2               VIP Mid Cap Portfolio -- Service Class 2
GE Investments Funds, Inc.:
  Mid-Cap Value Equity Fund                                  Mid-Cap Equity Fund
Greenwich Street Series Fund:
  Salomon Brothers Variable Emerging Growth Fund --  Class   Salomon Brothers Variable Aggressive Growth Fund --  Class
   II                                                          II
J.P. Morgan Series Trust II:
  International Opportunities Portfolio                      International Equity Portfolio
Oppenheimer Variable Account Funds:
  Oppenheimer Multiple Strategies Fund/VA                    Oppenheimer Balanced Fund/VA
PIMCO Variable Insurance Trust:
  Foreign Bond Portfolio -- Administrative Class Shares      Foreign Bond Portfolio (U.S. Dollar Hedged) --
                                                                Administrative Class Shares

   As of December 31, 2004, the Evergreen Variable Annuity Trust-Evergreen VA Omega Fund - Class 2 and the Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class I shares portfolio funds were available, but not shown on the statement due to not having any activity.

   Effective November 14, 2003, Dreyfus -- Dreyfus Investment
Portfolios-Emerging Markets Portfolio -- Initial Shares and the Federated Insurance Series -- Federated International Small Company Fund II were liquidated pursuant to a decision made by each respective portfolio's Board of Trustees.

   During 2003, Federated Insurance Series changed the name of its Federated Utility Fund II to Federated Capital Income Fund II; Janus Aspen Series changed the name of its Aggressive Growth Portfolio to Mid Cap Growth Portfolio
 -- Institutional Shares and its Aggressive Growth Portfolio -- Service Shares to Mid Cap Growth Portfolio -- Service Shares; Oppenheimer Variable Account Funds changed the name of its Oppenheimer Main Street Growth & Income Fund/VA
 -- Service Shares to Oppenheimer Main Street Fund/VA -- Service Shares; and Salomon Brothers Variable Series Funds Inc changed the name of its Investors Fund to Salomon Brothers Variable Investors Fund -- Class I, its Strategic Bond Fund to Salomon Brothers Variable Strategic Bond Fund -- Class I, and its Total Return Fund to Salomon Brothers Variable Total Return Fund -- Class I.

(2)Summary of Significant Accounting Policies

  (a) Investments

   Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the day the request for purchase or redemption is received (Valuation Day) and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


  (b) Unit Class

   There are seven unit classes included in the Account. Type I units are sold under contract Form NY1066. Type II and Type III units are sold under contract form NY1155. Type IV and Type V units are also sold under contract form NY1155 and include an Enhanced Payment Rider contract form NY5136. Type VI units are sold under contract form number NY1157. Type VII units are sold under contract form number NY1162. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure.

  (c) Federal Income Taxes

   The operations of the Account are a part of, and taxed with, the operations of GE Capital Life. Therefore, the Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Under existing federal income tax laws, investment income and capital gains of the Account are not taxed. Accordingly, the Account paid no federal income taxes and no federal income tax payment was required. GE Capital Life is taxed as a life insurance company under the Code.

  (d) Use of Estimates

   Financial statements prepared in conformity with U.S. generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3)Purchases and Sales of Investments

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2004 were:

                                                                  Cost of    Proceeds
                                                                   Shares      from
Fund/Portfolio                                                    Acquired  Shares Sold
--------------                                                   ---------- -----------
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I shares............. $   42,824  $ 11,274
 AIM V.I. Basic Value Fund -- Series II shares..................  1,483,133   196,321
 AIM V.I. Blue Chip Fund -- Series I shares.....................    160,934    31,833
 AIM V.I. Capital Appreciation Fund -- Series I shares..........    143,236    33,109
 AIM V.I. Growth Fund -- Series I shares........................      9,876   102,739
 AIM V.I. International Growth Fund -- Series II shares.........     99,892        57
 AIM V.I. Premier Equity Fund -- Series I shares................     94,692   201,071
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares..............      1,012   192,294
 Alger American Small Capitalization Portfolio -- Class O Shares     71,274   152,674
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio -- Class B.......  2,669,664   933,389
 AllianceBernstein International Value Portfolio -- Class B.....     32,139       126
 AllianceBernstein Premier Growth Portfolio -- Class B..........    539,709   209,532
 AllianceBernstein Small Cap Growth Portfolio -- Class B........      1,654    30,613
 AllianceBernstein Technology Portfolio -- Class B..............    179,877    74,057
American Century Variable Portfolios, Inc.:
 VP Income & Growth Fund -- Class I.............................     75,721    33,735
 VP International Fund -- Class I...............................     92,637     7,999
 VP Ultra Fund -- Class I.......................................    385,948    29,775
 VP Value Fund -- Class I.......................................    397,089    54,324

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                            Cost of     Proceeds
                                                                             Shares       from
Fund/Portfolio                                                              Acquired   Shares Sold
--------------                                                             ----------- -----------
Dreyfus:
 Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares $    48,052 $   13,903
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares.....     212,531     77,393
 Dreyfus Variable Investment Fund -- Money Market Portfolio...............   1,181,656    432,767
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund.............................................   7,561,822  3,158,672
 VT Income Fund of Boston.................................................     674,456    826,512
 VT Worldwide Health Sciences Fund........................................     794,670    308,348
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary Shares.....................      26,744     25,090
 Federated Capital Income Fund II.........................................      45,602     42,404
 Federated High Income Bond Fund II -- Primary Shares.....................      45,708    109,066
 Federated High Income Bond Fund II -- Service Shares.....................   1,284,730    456,473
 Federated Kaufmann Fund II -- Service Shares.............................   1,442,482    311,685
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Initial Class.........................      35,647     38,851
 VIP Asset Manager/SM/ Portfolio -- Service Class 2.......................      16,802         18
 VIP Contrafund(R) Portfolio -- Initial Class.............................     315,080    587,715
 VIP Contrafund(R) Portfolio -- Service Class 2...........................   4,328,216  1,168,724
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2............      10,324      3,742
 VIP Equity-Income Portfolio -- Initial Class.............................     205,868    309,833
 VIP Equity-Income Portfolio -- Service Class 2...........................   3,227,518    893,487
 VIP Growth & Income Portfolio -- Initial Class...........................      42,118    125,302
 VIP Growth & Income Portfolio -- Service Class 2.........................   1,589,401    327,311
 VIP Growth Opportunities Portfolio -- Initial Class......................      47,449    224,257
 VIP Growth Portfolio -- Initial Class....................................      72,891    256,987
 VIP Growth Portfolio -- Service Class 2..................................     947,260    216,414
 VIP Mid Cap Portfolio -- Service Class 2.................................   3,246,721  1,481,242
 VIP Overseas Portfolio -- Initial Class..................................     103,054    163,060
 VIP Value Strategies Portfolio--Service Class 2..........................     118,369        470
Franklin Templeton Variable Insurance Products Trust:
 Franklin Large Cap Growth Securities Fund -- Class 2 Shares..............     158,360      5,605
 Mutual Shares Securities Fund -- Class 2 Shares..........................     209,486     11,007
 Templeton Foreign Securities Fund -- Class 2 Shares......................     573,549    132,219
 Templeton Global Asset Allocation Fund -- Class 2 Shares.................     160,182     80,414
 Templeton Global Income Securities Fund -- Class I Shares................       4,000         --
GE Investments Funds, Inc.:
 Global Income Fund.......................................................      14,381     19,425
 Income Fund..............................................................   2,197,926    614,888
 International Equity Fund................................................      24,572     63,934
 Mid-Cap Equity Fund......................................................   1,801,046  1,002,652
 Money Market Fund........................................................   9,971,386  8,246,586
 Premier Growth Equity Fund...............................................     531,928    446,552
 Real Estate Securities Fund..............................................   1,468,585    374,971
 S&P 500(R) Index Fund....................................................  14,778,815  5,012,646
 Small-Cap Value Equity Fund..............................................   1,541,705    957,612
 Total Return Fund........................................................   7,826,433    916,286
 U.S. Equity Fund.........................................................     518,710    612,880
 Value Equity Fund........................................................     493,245    234,381

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Cost of    Proceeds
                                                                 Shares      from
Fund/Portfolio                                                  Acquired  Shares Sold
--------------                                                 ---------- -----------
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund......................... $  110,224  $135,686
 Goldman Sachs Mid Cap Value Fund.............................    327,580   368,235
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund -- Class II.    213,125    56,880
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares...................    363,695   871,186
 Balanced Portfolio -- Service Shares.........................  1,441,266   841,051
 Capital Appreciation Portfolio -- Institutional Shares.......    151,372   384,927
 Capital Appreciation Portfolio -- Service Shares.............    245,298    47,294
 Flexible Income Portfolio -- Institutional Shares............     32,922    51,439
 Global Life Sciences Portfolio -- Service Shares.............      2,937    39,060
 Global Technology Portfolio -- Service Shares................     16,037    11,921
 Growth Portfolio -- Institutional Shares.....................    129,129   321,707
 Growth Portfolio -- Service Shares...........................      4,768    27,217
 International Growth Portfolio -- Institutional Shares.......     60,702   137,267
 International Growth Portfolio -- Service Shares.............    737,773   578,053
 Mid Cap Growth Portfolio -- Institutional Shares.............     65,149   410,495
 Mid Cap Growth Portfolio -- Service Shares...................    325,251   256,969
 Worldwide Growth Portfolio -- Institutional Shares...........     99,371   201,783
 Worldwide Growth Portfolio -- Service Shares.................     45,777   133,325
J.P. Morgan Series Trust II:
 Bond Portfolio...............................................  1,087,022   158,363
 International Equity Portfolio...............................     70,431       943
 Mid Cap Value Portfolio......................................  1,305,457   249,356
 Small Company Portfolio......................................    239,120    40,495
 U.S. Large Cap Core Equity Portfolio.........................    189,761    85,568
Merrill Lynch Variable Series Fund, Inc.:
 Merrill Lynch Basic Value V.I. Fund--Class III Shares........    106,477    25,148
 Merrill Lynch Large Cap Growth V.I. Fund--Class III Shares...     27,736       118
 Merrill Lynch Value Opportunities V.I. Fund--Class III Shares     99,786    10,334
MFS(R) Variable Insurance Trust:                                                 --
 MFS(R) Investors Growth Stock Series -- Service Class Shares.    977,546   437,493
 MFS(R) Investors Trust Series -- Service Class Shares........  1,619,509   393,218
 MFS(R) New Discovery Series -- Service Class Shares..........    430,104   206,342
 MFS(R) Strategic Income Series -- Service Class Shares.......    160,505    22,530
 MFS(R) Total Return Series -- Service Class Shares...........    507,984    96,796
 MFS(R) Utilities Series -- Service Class Shares..............    611,873   214,918
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio.............................  1,180,264   161,788
 Nations Marsico International Opportunities Portfolio........  1,552,822   290,906
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA........................     56,308   139,841
 Oppenheimer Aggressive Growth Fund/VA -- Service Shares......     90,379    16,794
 Oppenheimer Balanced Fund/VA.................................     44,623    81,366
 Oppenheimer Balanced Fund/VA -- Service Shares...............    243,835    25,726
 Oppenheimer Bond Fund/VA.....................................    206,097   366,822
 Oppenheimer Capital Appreciation Fund/VA.....................    297,053   570,261
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares...  3,006,389   316,426

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                             Cost of    Proceeds
                                                                              Shares      from
Fund/Portfolio                                                               Acquired  Shares Sold
--------------                                                              ---------- -----------
 Oppenheimer Global Securities Fund/VA -- Service Shares................... $1,393,637 $  417,508
 Oppenheimer High Income Fund/VA...........................................     76,652    149,403
 Oppenheimer Main Street Fund/VA -- Service Shares.........................  2,763,900  1,517,407
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares...............  1,542,600    254,340
PBHG Insurance Series Fund, Inc.:
 PBHG Growth II Portfolio..................................................     20,093     85,454
 PBHG Large Cap Growth Portfolio...........................................     32,808    101,322
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares     68,907    109,950
 High Yield Portfolio -- Administrative Class Shares.......................  2,459,238    990,679
 Long-Term U.S. Government Portfolio -- Administrative Class Shares........  3,315,168  1,702,413
 Total Return Portfolio -- Administrative Class Shares.....................  9,466,463  3,110,850
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II................................     14,861        703
 Jennison Portfolio -- Class II Shares.....................................     10,755      1,830
Rydex Variable Trust:
 OTC Fund..................................................................  1,292,001    835,582
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II........................    295,521     52,788
 Salomon Brothers Variable Investors Fund -- Class I.......................     13,150     36,665
 Salomon Brothers Variable Strategic Bond Fund -- Class I..................     32,756     96,985
 Salomon Brothers Variable Total Return Fund -- Class I....................     14,937      3,392
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B Shares.....................     70,682     20,766
 SVS Dreman High Return Equity Portfolio -- Class B Shares.................    265,898    124,956
 SVS Dreman Small Cap Value Portfolio -- Class B Shares....................    279,562     36,311
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares.....................................  1,098,479    146,702
 Emerging Growth Portfolio -- Class II Shares..............................     93,572     26,974

(4)Related Party Transactions

  (a) GE Capital Life

   The purchase payments transferred from GE Capital Life to the Account represent purchase payments recorded by GE Capital Life on its flexible variable deferred annuity contracts less deductions for any applicable premium taxes.

   Contract owners (if permitted under the terms of their contract) may elect to allocate purchase payments to a Guarantee Account that is part of the general account of GE Capital Life. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Account and in certain instances transfer amounts from the Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risk that GE Capital Life assumes. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. Similarly the fees charged for the Enhanced Payment Benefit Option are assessed through the daily unit value calculation. The Optional Death Benefit and the Annual Step-Up Death Benefit Rider

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

Options are a percentage charge of the contract value and is taken in arrears on each contract anniversary and at the time the contract is surrendered. The stated dollar fees assessed to cover certain other administrative expenses are assessed by surrendering units. These fees are denoted below by unit type.


                                                                            Mortality                    Enhanced
                                                           Administrative  and Expense                   Payment
                                                              Expense     Risk Charges                  Rider As a
                                                            Charges as a      as a                      percentage
                                                           percentage of  percentage of                of the daily
     Contract                                              the daily net  the daily net                 net assets
Unit   Form                            Annual Contract     assets of the  assets of the Optional Death    of the
Type  Number    Surrender Charges     Maintenance Charge      Account        Account    Benefit Rider    Account
---- -------- ---------------------- --------------------- -------------- ------------- -------------- ------------
I     NY1066  6% or less within      $25 if contract value      0.15%         1.25%          0.25%          N/A
              seven years of any     is $75,000 or less
              purchase payment
II    NY1155  6% or less within      $30 if contract value      0.15%         1.30%           N/A           N/A
              seven years of any     is $40,000 or less
              purchase payment
II    NY1155  6% or less within      $30 if contract value      0.15%         1.30%          0.20%          N/A
              seven years of any     is $40,000 or less
              purchase payment
III   NY1155  6% or less within      $30 if contract value      0.15%         1.50%           N/A           N/A
              seven years of any     is $40,000 or less
              purchase payment
IV    NY1155  8% or less within nine $30 if contract value      0.15%         1.30%           N/A          0.15%
              years of any purchase  is $40,000 or less
              payment
IV    NY1155  8% or less within nine $30 if contract value      0.15%         1.30%          0.20%         0.15%
              years of any purchase  is $40,000 or less
              payment
V     NY1155  8% or less within nine $30 if contract value      0.15%         1.50%           N/A          0.15%
              years of any purchase  $40,000 or less
              payment
VI    NY1157  6% or less within four None                       0.15%         1.55%          0.20%          N/A
              years of any purchase
VII   NY1162  9% or less within      None                       0.15%         1.35%           N/A           N/A
              eight years of any
              purchase payment,
              declining to 1% in
              ninth year and after

   N/A - not applicable

  (b) Receivable From Affiliate

   Receivable from affiliate represents receivable from GE Capital Life attributable to decreases in share values between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

  (c) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GE Capital Life.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


  (d) Capital Brokerage Corporation

   Capital Brokerage Corporation (CBC), an affiliate of GE Capital Life, is a Washington corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. CBC serves as principal underwriter for variable annuity contracts and variable life insurance policies issued by GE Capital Life. GE Capital Life pays commissions and other marketing related expenses to CBC. Certain officers and directors of GE Capital Life are also officers and directors of CBC.

  (e) GE Investments Funds, Inc.

   GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of the General Electric Company currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of 0.60% for the Global Income Fund, 0.50% Income Fund, 1.00% maximum for the International Equity Fund, 0.65% Mid-Cap Equity Fund, 0.50% maximum for the Money Market Fund, 0.65% Premier Growth Equity Fund, 0.85% maximum for the Real Estate Securities Fund, 0.35% for the S&P 500(R) Index Fund, 0.80% for the Small-Cap Value Equity Fund, 0.50% maximum for the Total Return Fund, 0.55% for the U.S. Equity Fund, and 0.65% for the Value Equity Fund. The management fee declines incrementally as the portfolios assets increase for the following funds: the International Equity Fund, Money Market Fund, Real Estate Securities Fund, and the Total Return Fund.

  (f) Bonus Credit

   For Type IV and V unit contracts, transfers from the general account include approximately $1.8 million of payments by GE Capital Life in the form of bonus credits for the period ended December 31, 2004.

(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. Portfolio dividends or portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by the subaccount from capital transactions for the years or lesser periods ended December 31, 2004 and 2003 are reflected in the Statements of Changes in Net Assets.

(6)Financial Highlights

   A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the years or lesser periods ended December 31, 2004, 2003, 2002 and 2001 follows. Financial highlights are only disclosed for subaccounts and unit types that had outstanding units as of December 31.

   Expenses as a percentage of average net assets represent the annualized contract expenses of the Account, consisting of mortality and expense risk charges and administrative expenses for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolios are excluded.

   The investment income ratio represents the ordinary dividends received by the subaccount from the underlying portfolios, divided by average net assets.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


   The total return below represents the annual total return for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below.

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type I:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                                ------- ---------- ------ ------------ ---------- ------
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares
   2004...............................................  72,967   $ 9.77   $  713     1.40%       0.00%     4.02%
   2003...............................................  91,917     9.39      863     1.40%       0.00%    33.27%
   2002...............................................  94,583     7.05      667     1.40%       0.04%   (33.93)%
   2001............................................... 116,401    10.67    1,242     1.40%       0.24%   (13.06)%
 Alger American Small Capitalization
   Portfolio -- Class O Shares
   2004...............................................  93,792     8.56      803     1.40%       0.00%    14.94%
   2003............................................... 102,876     7.45      766     1.40%       0.00%    40.36%
   2002............................................... 112,540     5.30      596     1.40%       0.00%   (27.26)%
   2001............................................... 120,238     7.29      877     1.40%       0.05%   (30.51)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income
   Portfolio -- Class B
   2004...............................................   6,489    13.49       88     1.40%       0.74%     9.66%
   2003...............................................   6,469    12.30       80     1.40%       0.66%    23.04%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary
   Shares
   2004...............................................  63,965    11.25      719     1.40%       1.41%     8.24%
   2003...............................................  64,306    10.39      668     1.40%       1.56%    25.91%
   2002...............................................  71,618     8.25      591     1.40%       1.22%   (21.33)%
   2001...............................................  86,104    10.49      903     1.40%       1.31%    (4.06)%
 Federated Capital Income Fund II
   2004...............................................  58,257     8.09      471     1.40%       4.40%     8.38%
   2003...............................................  59,546     7.47      445     1.40%       6.45%    18.99%
   2002...............................................  59,594     6.28      374     1.40%       5.49%   (25.01)%
   2001...............................................  66,291     8.37      555     1.40%       3.19%   (14.93)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2004...............................................  34,885    11.48      401     1.40%       7.21%     8.91%
   2003...............................................  42,992    10.54      453     1.40%       7.69%    20.51%
   2002...............................................  39,512     8.75      346     1.40%       9.72%    (0.03)%
   2001...............................................  35,628     8.75      312     1.40%       9.99%    (0.04)%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2004...............................................  28,918    11.11      321     1.40%       2.59%     3.99%
   2003...............................................  29,599    10.68      316     1.40%       3.81%    16.33%
   2002...............................................  36,459     9.18      335     1.40%       3.89%   (10.00)%
   2001...............................................  38,600    10.20      394     1.40%       3.28%    (5.44)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                 Net Assets     Expenses as  Investment
                                                              ----------------- % of Average   Income    Total
Type I:                                                Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                               ------- ---------- ------ ------------ ---------- ------
 VIP Contrafund(R) Portfolio -- Initial Class
   2004.............................................. 211,508   $13.60   $2,876     1.40%       0.34%    13.86%
   2003.............................................. 230,813    11.94    2,756     1.40%       0.49%    26.67%
   2002.............................................. 266,682     9.43    2,515     1.40%       0.86%   (10.62)%
   2001.............................................. 292,608    10.55    3,087     1.40%       0.77%   (13.48)%
 VIP Equity-Income Portfolio -- Initial Class
   2004.............................................. 187,385    12.28    2,301     1.40%       1.56%     9.97%
   2003.............................................. 197,885    11.17    2,210     1.40%       1.82%    28.51%
   2002.............................................. 205,624     8.69    1,787     1.40%       1.72%   (18.11)%
   2001.............................................. 205,859    10.61    2,184     1.40%       1.20%    (6.29)%
 VIP Growth & Income Portfolio -- Initial Class
   2004.............................................. 108,648    10.47    1,138     1.40%       0.90%     4.31%
   2003.............................................. 116,496    10.04    1,169     1.40%       1.18%    22.05%
   2002.............................................. 118,325     8.22      973     1.40%       1.42%   (17.78)%
   2001.............................................. 129,686    10.00    1,297     1.40%       1.06%   (10.03)%
 VIP Growth Opportunities Portfolio -- Initial Class
   2004..............................................  69,551     8.11      564     1.40%       0.56%     5.69%
   2003..............................................  91,860     7.68      705     1.40%       0.78%    28.06%
   2002..............................................  94,861     5.99      568     1.40%       1.07%   (22.94)%
   2001.............................................. 107,227     7.78      834     1.40%       0.34%   (15.63)%
 VIP Growth Portfolio -- Initial Class
   2004.............................................. 150,434     9.92    1,492     1.40%       0.27%     1.93%
   2003.............................................. 167,788     9.73    1,633     1.40%       0.28%    30.99%
   2002.............................................. 184,088     7.43    1,368     1.40%       0.26%   (31.08)%
   2001.............................................. 220,112    10.78    2,373     1.40%       0.07%   (18.81)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004..............................................   3,384    17.13       58     1.40%       0.00%    22.91%
   2003..............................................   1,256    13.94       18     1.40%       0.21%    39.35%
 VIP Overseas Portfolio -- Initial Class
   2004..............................................  73,980    10.38      768     1.40%       1.20%    12.04%
   2003..............................................  80,335     9.26      744     1.40%       0.82%    41.37%
   2002..............................................  79,406     6.55      520     1.40%       0.78%   (21.40)%
   2001..............................................  76,209     8.34      636     1.40%       4.17%   (22.28)%
Franklin Templeton Variable Insurance Products Trust:
 Templeton Global Income Securities Fund -- Class I
   Shares
   2004..............................................     395    10.13        4     1.40%       0.00%     1.28%
GE Investments Funds, Inc.:
 Global Income Fund
   2004..............................................  16,814    12.76      215     1.40%       5.31%     7.92%
   2003..............................................  17,934    11.83      212     1.40%       2.17%    10.13%
   2002..............................................  26,915    10.74      289     1.40%       0.72%    15.00%
   2001..............................................  18,108     9.34      169     1.40%       0.00%    (3.06)%
 Income Fund
   2004..............................................  81,506    13.07    1,066     1.40%       5.88%     1.97%
   2003..............................................  96,450    12.82    1,237     1.40%       6.61%     2.15%
   2002.............................................. 139,847    12.55    1,755     1.40%       3.28%     8.35%
   2001.............................................. 107,991    11.58    1,251     1.40%       7.77%     5.92%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                   Net Assets     Expenses as  Investment
                                                ----------------- % of Average   Income    Total
Type I:                                  Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                 ------- ---------- ------ ------------ ---------- ------
 International Equity Fund
   2004................................  22,411   $ 9.57   $  215     1.40%       1.06%    14.23%
   2003................................  26,855     8.38      225     1.40%       0.86%    35.98%
   2002................................  33,523     6.16      207     1.40%       1.00%   (24.90)%
   2001................................  32,993     8.21      271     1.40%       1.08%   (21.97)%
 Mid-Cap Equity Fund
   2004................................  84,088    15.11    1,270     1.40%       1.12%    14.40%
   2003................................  95,662    13.21    1,263     1.40%       1.57%    31.08%
   2002................................  82,630    10.07      832     1.40%       1.07%   (14.97)%
   2001................................  72,587    11.85      860     1.40%       1.14%    (1.09)%
 Money Market Fund
   2004................................ 180,625    11.18    2,019     1.40%       1.00%    (0.46)%
   2003................................ 214,660    11.23    2,410     1.40%       0.79%    (0.63)%
   2002................................ 441,788    11.30    4,992     1.40%       1.43%     0.06%
   2001................................ 551,692    11.29    6,229     1.40%       3.91%     2.51%
 Premier Growth Equity Fund
   2004................................ 181,618     9.15    1,662     1.40%       0.65%     5.53%
   2003................................ 201,303     8.67    1,745     1.40%       0.19%    27.11%
   2002................................ 228,482     6.82    1,558     1.40%       0.05%   (22.12)%
   2001................................ 217,761     8.76    1,908     1.40%       0.14%   (10.42)%
 Real Estate Securities Fund
   2004................................  35,727    21.92      783     1.40%       6.94%    30.51%
   2003................................  34,654    16.79      582     1.40%       9.97%    35.46%
   2002................................  21,508    12.40      267     1.40%       3.47%    (2.73)%
   2001................................  18,334    12.74      234     1.40%       5.14%    10.27%
 S&P 500(R) Index Fund
   2004................................ 704,031    10.37    7,304     1.40%       2.03%     8.91%
   2003................................ 753,975     9.53    7,182     1.40%       1.60%    26.48%
   2002................................ 793,100     7.53    5,972     1.40%       1.64%   (23.45)%
   2001................................ 867,363     9.84    8,535     1.40%       1.33%   (13.50)%
 Small-Cap Value Equity Fund
   2004................................  14,965    14.57      218     1.40%       5.83%    13.53%
   2003................................  18,848    12.83      242     1.40%       0.08%    28.33%
 Total Return Fund
   2004................................  72,701    12.99      944     1.40%       2.48%     6.67%
   2003................................  68,314    12.18      832     1.40%       1.76%    18.63%
   2002................................  77,826    10.26      798     1.40%       2.10%   (10.58)%
   2001................................  86,294    11.48      991     1.40%       4.13%    (4.26)%
 U.S. Equity Fund
   2004................................ 219,158    11.45    2,509     1.40%       1.35%     6.65%
   2003................................ 239,781    10.74    2,574     1.40%       0.93%    21.55%
   2002................................ 262,389     8.83    2,317     1.40%       0.88%   (20.39)%
   2001................................ 290,715    11.09    3,224     1.40%       1.09%    (9.76)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2004................................  47,728    10.46      499     1.40%       1.57%    17.13%
   2003................................  50,734     8.93      453     1.40%       1.45%    22.62%
   2002................................  43,415     7.28      316     1.40%       1.41%   (12.58)%
   2001................................  49,039     8.33      408     1.40%       0.53%   (10.61)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets     Expenses as  Investment
                                                                ----------------- % of Average   Income    Total
Type I:                                                  Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                                 ------- ---------- ------ ------------ ---------- ------
 Goldman Sachs Mid Cap Value Fund
   2004................................................  95,801   $19.81   $1,898     1.40%       4.39%    24.12%
   2003................................................ 106,801    15.96    1,705     1.40%       0.91%    26.60%
   2002................................................ 111,631    12.61    1,408     1.40%       0.94%    (6.03)%
   2001................................................ 110,847    13.42    1,488     1.40%       1.14%    10.48%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2004................................................ 349,565    14.06    4,916     1.40%       2.20%     7.01%
   2003................................................ 390,966    13.14    5,138     1.40%       2.19%    12.46%
   2002................................................ 436,123    11.69    5,098     1.40%       2.41%    (7.75)%
   2001................................................ 463,443    12.67    5,872     1.40%       1.39%    (6.01)%
 Capital Appreciation Portfolio -- Institutional Shares
   2004................................................ 283,037    13.55    3,836     1.40%       0.25%    16.57%
   2003................................................ 298,587    11.63    3,472     1.40%       0.48%    18.85%
   2002................................................ 326,788     9.78    3,196     1.40%       0.56%   (16.85)%
   2001................................................ 395,372    11.77    4,654     1.40%       0.43%   (22.78)%
 Flexible Income Portfolio -- Institutional Shares
   2004................................................  29,300    13.36      391     1.40%       5.70%     2.51%
   2003................................................  32,282    13.03      421     1.40%       4.80%     4.91%
   2002................................................  34,323    12.42      426     1.40%       5.07%     8.93%
   2001................................................  19,390    11.41      221     1.40%       3.55%     6.22%
 Growth Portfolio -- Institutional Shares
   2004................................................ 221,060     9.61    2,125     1.40%       0.14%     3.05%
   2003................................................ 239,349     9.33    2,232     1.40%       0.09%    29.89%
   2002................................................ 267,105     7.18    1,918     1.40%       0.00%   (27.54)%
   2001................................................ 320,393     9.91    3,175     1.40%       0.02%   (25.79)%
 International Growth Portfolio -- Institutional Shares
   2004................................................ 124,062    12.00    1,489     1.40%       0.91%    17.28%
   2003................................................ 130,958    10.23    1,340     1.40%       1.23%    33.03%
   2002................................................ 138,128     7.69    1,062     1.40%       0.85%   (26.63)%
   2001................................................ 157,443    10.49    1,652     1.40%       0.32%   (24.32)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2004................................................ 283,191    11.60    3,284     1.40%       0.00%    19.06%
   2003................................................ 312,231     9.74    3,041     1.40%       0.00%    33.22%
   2002................................................ 322,388     7.31    2,357     1.40%       0.00%   (28.94)%
   2001................................................ 362,970    10.29    3,735     1.40%       0.00%   (40.30)%
 Worldwide Growth Portfolio -- Institutional Shares
   2004................................................ 214,028     9.49    2,030     1.40%       1.02%     3.31%
   2003................................................ 224,455     9.18    2,061     1.40%       1.09%    22.26%
   2002................................................ 258,634     7.51    1,942     1.40%       0.86%   (26.54)%
   2001................................................ 307,051    10.22    3,138     1.40%       0.25%   (23.53)%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class Shares
   2004................................................   2,756    13.34       37     1.40%       0.00%     4.72%
   2003................................................   5,168    12.74       66     1.40%       0.00%    27.40%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type I:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                                ------- ---------- ------ ------------ ---------- ------
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2004...............................................  87,791   $11.01   $  967     1.40%       0.00%    18.10%
   2003...............................................  95,143     9.32      887     1.40%       0.00%    23.84%
   2002...............................................  95,648     7.53      720     1.40%       0.70%   (28.80)%
   2001............................................... 105,970    10.58    1,121     1.40%       0.97%   (32.24)%
 Oppenheimer Balanced Fund/VA
   2004...............................................  65,972    13.69      903     1.40%       1.04%     8.56%
   2003...............................................  68,551    12.61      864     1.40%       3.08%    23.21%
   2002...............................................  88,780    10.23      908     1.40%       3.37%   (11.65)%
   2001...............................................  79,586    11.58      922     1.40%       2.60%     0.78%
 Oppenheimer Bond Fund/VA
   2004............................................... 148,287    12.97    1,923     1.40%       4.71%     4.01%
   2003............................................... 166,154    12.47    2,071     1.40%       6.06%     5.29%
   2002............................................... 214,302    11.84    2,537     1.40%       6.86%     7.55%
   2001............................................... 174,178    11.01    1,918     1.40%       6.41%     6.27%
 Oppenheimer Capital Appreciation Fund/VA
   2004............................................... 103,013    12.17    1,254     1.40%       0.34%     5.44%
   2003............................................... 126,014    11.54    1,455     1.40%       0.36%    29.11%
   2002............................................... 116,440     8.94    1,041     1.40%       0.65%   (27.88)%
   2001............................................... 144,983    12.40    1,798     1.40%       0.56%   (13.81)%
 Oppenheimer High Income Fund/VA
   2004...............................................  51,734    11.70      605     1.40%       6.62%     7.44%
   2003...............................................  61,389    10.89      669     1.40%       7.32%    22.23%
   2002...............................................  82,108     8.91      732     1.40%      10.40%    (3.76)%
   2001...............................................  95,224     9.26      882     1.40%       7.67%     0.54%
PBHG Insurance Series Fund, Inc.:
 PBHG Growth II Portfolio
   2004...............................................  34,223     8.57      293     1.40%       0.00%     5.12%
   2003...............................................  41,548     8.15      339     1.40%       0.00%    23.95%
   2002...............................................  52,036     6.58      342     1.40%       0.00%   (31.40)%
   2001...............................................  62,951     9.59      604     1.40%       0.00%   (41.31)%
 PBHG Large Cap Growth Portfolio
   2004...............................................  60,955    11.53      703     1.40%       0.00%     7.42%
   2003...............................................  66,435    10.74      713     1.40%       0.00%    29.36%
   2002...............................................  73,913     8.30      613     1.40%       0.00%   (30.31)%
   2001...............................................  81,850    11.91      975     1.40%       0.00%   (29.29)%
PIMCO Variable Insurance Trust:
 Total Return Portfolio -- Administrative Class Shares
   2004...............................................   9,582    10.45      100     1.40%       2.65%     3.42%
   2003...............................................  15,255    10.10      154     1.40%       3.31%     1.01%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable Investors Fund -- Class I
   2004...............................................  17,775    12.11      215     1.40%       1.43%     8.83%
   2003...............................................  18,400    11.12      205     1.40%       1.45%    30.48%
   2002...............................................  21,504     8.53      183     1.40%       1.06%   (24.13)%
   2001...............................................  22,165    11.24      249     1.40%       0.89%    (5.50)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type I:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                                ------- ---------- ------ ------------ ---------- ------
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2004...............................................  21,371   $14.05   $  300     1.40%       4.63%     5.15%
   2003...............................................  27,243    13.36      364     1.40%       7.70%    11.65%
   2002...............................................  22,522    11.97      270     1.40%       5.70%     7.32%
   2001...............................................  14,114    11.15      157     1.40%       9.10%     5.41%
 Salomon Brothers Variable Total Return Fund --
   Class I
   2004...............................................  11,632    11.93      139     1.40%       2.20%     7.21%
   2003...............................................  10,899    11.13      121     1.40%       1.64%    14.30%
   2002...............................................  14,344     9.74      140     1.40%       1.93%    (8.17)%
   2001...............................................   9,589    10.60      102     1.40%       2.66%    (2.19)%

Type II:
--------
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I Shares
   2004...............................................   1,214    13.74       17     1.45%       0.00%    10.18%
   2003...............................................     271    12.47        3     1.45%       0.00%    24.84%
 AIM V.I. Basic Value Fund -- Series II Shares
   2004...............................................  47,248    14.10      666     1.45%       0.00%     9.23%
   2003...............................................   2,061    12.91       27     1.45%       0.00%    29.08%
 AIM V.I. Blue Chip Fund -- Series I Shares
   2004...............................................   6,423    12.34       79     1.45%       0.17%     3.16%
   2003...............................................   3,783    11.96       45     1.45%       0.00%    23.33%
   2002...............................................     151     9.70        1     1.45%       0.00%    (3.02)%
 AIM V.I. Capital Appreciation Fund -- Series I Shares
   2004...............................................  25,078     8.92      224     1.45%       0.00%     5.08%
   2003...............................................  15,406     8.49      131     1.45%       0.00%    27.64%
   2002...............................................  10,256     6.65       68     1.45%       0.00%   (25.45)%
   2001...............................................   4,333     8.92       39     1.45%       0.00%   (10.77)%
 AIM V.I. Growth Fund -- Series I Shares
   2004...............................................  22,713     8.21      187     1.45%       0.00%     6.66%
   2003...............................................  32,316     7.70      249     1.45%       0.00%    29.34%
   2002...............................................  13,055     5.95       78     1.45%       0.00%   (31.97)%
   2001...............................................   4,761     8.75       42     1.45%       0.47%   (12.48)%
 AIM V.I. International Growth Fund -- Series II
   Shares
   2004...............................................   9,724    10.63      103     1.45%       0.00%     6.29%
 AIM V.I. Premier Equity Fund -- Series I Shares
   2004...............................................  74,822     8.00      599     1.45%       0.45%     4.24%
   2003...............................................  76,578     7.68      588     1.45%       0.34%    23.27%
   2002...............................................  75,286     6.23      469     1.45%       0.49%   (31.27)%
   2001...............................................  14,343     9.06      130     1.45%       0.39%    (9.40)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 228,096    10.16    2,318     1.45%       0.74%     9.61%
   2003............................................... 163,858     9.27    1,519     1.45%       0.78%    30.27%
   2002............................................... 113,958     7.12      811     1.45%       0.55%    (7.11)%
   2001...............................................  32,844     9.29      305     1.45%       0.00%    (1.31)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                              Net Assets     Expenses as  Investment
                                                           ----------------- % of Average   Income    Total
Type II:                                            Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                           ------- ---------- ------ ------------ ---------- ------
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004...........................................  63,772   $ 7.83   $  499     1.45%       0.00%     6.77%
   2003...........................................  43,827     7.33      321     1.45%       0.00%    21.58%
   2002...........................................  42,999     6.03      259     1.45%       0.00%   (31.85)%
   2001...........................................  20,916     8.85      185     1.45%       0.00%   (11.51)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2004...........................................   2,712    10.38       28     1.45%       0.00%    12.73%
   2003...........................................   2,719     9.21       25     1.45%       0.00%    46.52%
   2002...........................................   2,906     6.28       18     1.45%       0.00%   (33.05)%
   2001...........................................     386     9.39        4     1.45%       0.00%    (6.14)%
 AllianceBernstein Technology Portfolio -- Class B
   2004...........................................  10,518    13.65      144     1.45%       0.00%     3.56%
   2003...........................................   3,106    13.18       41     1.45%       0.00%    31.83%
American Century Variable Portfolios, Inc.:
 VP International Fund -- Class I
   2004...........................................     310    13.53        4     1.45%       0.21%     0.00%
 VP Ultra Fund -- Class I
   2004...........................................     989    12.93       13     1.45%       0.00%     0.00%
 VP Value Fund -- Class I
   2004...........................................   2,261    14.23       32     1.45%       0.92%    12.68%
   2003...........................................     275    12.63        3     1.45%       0.84%    27.09%
Dreyfus:
 Dreyfus Investment Portfolios -- MidCap Stock
   Portfolio -- Initial Shares
   2004...........................................   1,138    14.28       16     1.45%       0.53%    12.82%
   2003...........................................   1,108    12.66       14     1.45%       0.43%    29.82%
 The Dreyfus Socially Responsible Growth Fund,
   Inc. -- Initial Shares
   2004...........................................  12,167     7.85       96     1.45%       0.60%     4.67%
   2003...........................................  12,095     7.50       91     1.45%       0.15%    24.18%
   2002...........................................   7,848     6.04       47     1.45%       0.45%   (29.98)%
   2001...........................................   1,048     8.63        9     1.45%       0.06%   (13.74)%
 Dreyfus Variable Investment Fund --
   Money Market Portfolio
   2004...........................................  16,920     9.81      166     1.45%       0.63%    (0.90)%
   2003...........................................     474     9.90        5     1.45%       0.35%    (0.93)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004........................................... 167,089    10.25    1,713     1.45%       2.76%     1.34%
   2003...........................................  52,650    10.12      533     1.45%       1.64%     1.47%
 VT Worldwide Health Sciences Fund
   2004...........................................  15,863    13.95      221     1.45%       0.00%     4.70%
   2003...........................................   3,671    13.33       49     1.45%       0.00%    28.09%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                 Net Assets     Expenses as  Investment
                                                              ----------------- % of Average   Income    Total
Type II:                                               Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                              ------- ---------- ------ ------------ ---------- ------
Federated Insurance Series:
 Federated High Income Bond Fund II --
   Service Shares
   2004..............................................  88,146   $12.48   $1,100     1.45%       6.04%     8.56%
   2003..............................................  60,380    11.50      694     1.45%       6.55%    20.03%
   2002..............................................  44,925     9.58      430     1.45%       6.18%    (0.24)%
   2001..............................................   2,238     9.59       21     1.45%       0.00%    (0.10)%
 Federated Kaufmann Fund II -- Service Shares
   2004..............................................  32,321    15.02      485     1.45%       0.00%    12.82%
   2003..............................................   6,995    13.31       93     1.45%       0.00%    33.13%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004..............................................   1,130    10.36       12     1.45%       0.00%     3.63%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004.............................................. 203,828    12.06    2,457     1.45%       0.15%    13.49%
   2003..............................................  72,701    10.62      772     1.45%       0.22%    26.34%
   2002..............................................  29,566     8.41      249     1.45%       0.09%   (10.92)%
   2001..............................................   3,048     9.44       29     1.45%       0.00%    (5.90)%
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2004..............................................     385    11.82        5     1.45%       0.00%     0.00%
 VIP Equity-Income Portfolio -- Service Class 2
   2004.............................................. 254,864    10.60    2,701     1.45%       1.15%     9.62%
   2003.............................................. 157,498     9.67    1,522     1.45%       0.98%    28.14%
   2002..............................................  72,137     7.54      544     1.45%       0.45%   (18.35)%
   2001..............................................  16,406     9.24      152     1.45%       0.00%    (7.61)%
 VIP Growth & Income Portfolio -- Service Class 2
   2004.............................................. 119,324     9.83    1,174     1.45%       0.56%     3.99%
   2003..............................................  64,991     9.46      615     1.45%       0.85%    21.66%
   2002..............................................  19,892     7.77      155     1.45%       0.29%   (18.05)%
   2001..............................................   4,205     9.49       40     1.45%       0.00%    (5.14)%
 VIP Growth Portfolio -- Service Class 2
   2004..............................................  99,376     8.10      805     1.45%       0.11%     1.63%
   2003..............................................  55,200     7.97      440     1.45%       0.09%    30.62%
   2002..............................................  31,710     6.11      194     1.45%       0.04%   (31.31)%
   2001..............................................   6,389     8.89       57     1.45%       0.00%   (11.12)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004.............................................. 170,648    15.15    2,585     1.45%       0.00%    22.85%
   2003..............................................  74,762    12.33      922     1.45%       0.21%    36.25%
   2002..............................................  46,954     9.05      425     1.45%       0.12%   (11.33)%
   2001..............................................   9,631    10.21       98     1.45%       0.00%    (4.92)%
 VIP Value Strategies Portfolio -- Service Class 2
   2004..............................................  10,444    11.27      118     1.45%       0.00%    12.74%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Large Cap Growth Securities Fund --
   Class 2 Shares
   2004..............................................   2,087    13.11       27     1.45%       0.43%     6.37%
   2003..............................................     971    12.32       12     1.45%       0.30%    25.11%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                               Net Assets     Expenses as  Investment
                                                           ------------------ % of Average   Income    Total
Type II:                                           Units   Unit Value  000s    Net Assets    Ratio     Return
--------                                         --------- ---------- ------- ------------ ---------- ------
 Mutual Shares Securities Fund -- Class 2 Shares
   2004.........................................     2,931   $13.41   $    39     1.45%       0.78%    11.00%
   2003.........................................     2,707    12.08        33     1.45%       0.50%    23.33%
 Templeton Foreign Securities Fund -- Class 2
   Shares
   2004.........................................     4,809    14.57        70     1.45%       1.06%    16.81%
   2003.........................................       921    12.47        11     1.45%       0.05%    30.30%
 Templeton Global Asset Allocation
   Fund -- Class 2 Shares
   2004.........................................     1,003    14.97        15     1.45%       2.89%    14.04%
   2003.........................................       740    13.13        10     1.45%       1.27%    30.04%
GE Investments Funds, Inc.:
 Income Fund
   2004.........................................    94,779    11.08     1,050     1.45%       5.88%     1.92%
   2003.........................................    33,377    10.87       363     1.45%       6.61%     2.10%
   2002.........................................     3,625    10.65        39     1.45%       3.28%    (6.47)%
 Mid-Cap Equity Fund
   2004.........................................   169,993    12.15     2,065     1.45%       1.12%    14.34%
   2003.........................................   147,857    10.62     1,571     1.45%       1.57%    31.01%
   2002.........................................   118,661     8.11       962     1.45%       1.07%   (15.02)%
   2001.........................................     9,068     9.54        87     1.45%       1.14%    (1.14)%
 Money Market Fund
   2004......................................... 2,102,116     1.00     2,097     1.45%       1.00%    (0.51)%
   2003.........................................   779,343     1.00       781     1.45%       0.79%    (0.68)%
   2002.........................................   275,280     1.01       278     1.45%       1.43%     0.00%
   2001.........................................   108,666     1.01       110     1.45%       3.91%     2.46%
 Premier Growth Equity Fund
   2004.........................................    63,264     9.72       615     1.45%       0.65%     5.48%
   2003.........................................    48,329     9.21       445     1.45%       0.19%    27.05%
   2002.........................................    37,355     7.25       271     1.45%       0.05%   (22.16)%
   2001.........................................     2,290     9.31        21     1.45%       0.14%   (10.47)%
 Real Estate Securities Fund
   2004.........................................    37,444    16.30       610     1.45%       6.94%    30.45%
   2003.........................................    15,802    12.49       197     1.45%       9.97%    24.92%
 S&P 500(R) Index Fund
   2004......................................... 1,547,487     9.65    14,939     1.45%       2.03%     8.86%
   2003.........................................   786,490     8.87     6,975     1.45%       1.60%    26.42%
   2002.........................................   627,019     7.02     4,402     1.45%       1.64%   (23.49)%
   2001.........................................    24,366     9.17       223     1.45%       1.33%   (13.55)%
 Small-Cap Value Equity Fund
   2004.........................................   224,023    12.66     2,835     1.45%       5.83%    13.48%
   2003.........................................   208,180    11.15     2,322     1.45%       0.08%    22.32%
   2002.........................................   153,331     9.12     1,398     1.45%       0.45%   (15.11)%
   2001.........................................     9,466    10.74       102     1.45%       0.91%     8.37%
 Total Return Fund
   2004.........................................   390,819    12.19     4,766     1.45%       2.48%     6.62%
   2003.........................................    11,203    11.44       128     1.45%       1.76%    14.37%

                     .GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                             Net Assets     Expenses as  Investment
                                                          ----------------- % of Average   Income    Total
Type II:                                           Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                          ------- ---------- ------ ------------ ---------- ------
 U.S. Equity Fund
   2004..........................................  82,155   $ 9.52   $  782     1.45%       1.35%     6.60%
   2003..........................................  75,469     8.93      674     1.45%       0.93%    21.49%
   2002..........................................  71,518     7.35      526     1.45%       0.88%   (20.44)%
   2001..........................................   2,014     9.24       19     1.45%       1.09%    (9.81)%
 Value Equity Fund
   2004..........................................  54,719     9.83      538     1.45%       1.31%     7.98%
   2003..........................................  44,515     9.10      405     1.45%       1.85%    22.26%
   2002..........................................  37,464     7.45      279     1.45%       1.41%   (18.76)%
   2001..........................................   2,533     9.17       23     1.45%       1.37%    (8.34)%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive
   Growth Fund -- Class II
   2004..........................................   7,997    13.48      108     1.45%       0.00%     7.21%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004.......................................... 168,581    10.69    1,802     1.45%       2.34%     6.72%
   2003.......................................... 140,349    10.02    1,406     1.45%       1.98%    12.07%
   2002.......................................... 110,810     8.94      991     1.45%       2.58%    (8.03)%
   2001..........................................  33,503     9.72      326     1.45%       2.04%    (2.84)%
 Capital Appreciation Portfolio -- Service Shares
   2004..........................................  42,595     9.79      417     1.45%       0.03%    16.26%
   2003..........................................  19,713     8.42      166     1.45%       0.28%    18.49%
   2002..........................................  18,054     7.11      128     1.45%       0.35%   (17.15)%
   2001..........................................   3,985     8.58       34     1.45%       0.37%   (14.23)%
 Global Life Sciences Portfolio -- Service Shares
   2004..........................................   3,576     9.90       35     1.45%       0.00%    12.57%
   2003..........................................   6,531     8.80       57     1.45%       0.00%    24.36%
   2002..........................................   4,698     7.07       33     1.45%       0.00%   (30.57)%
   2001..........................................   1,137    10.19       12     1.45%       0.00%     1.90%
 Global Technology Portfolio -- Service Shares
   2004..........................................   3,044     6.61       20     1.45%       0.00%    (0.89)%
   2003..........................................   4,098     6.67       27     1.45%       0.00%    44.35%
   2002..........................................   5,022     4.62       23     1.45%       0.00%   (41.79)%
   2001..........................................   2,389     7.93       19     1.45%       0.00%   (20.65)%
 Growth Portfolio -- Service Shares
   2004..........................................  26,211     7.80      204     1.45%       0.00%     2.69%
   2003..........................................  26,467     7.59      201     1.45%       0.00%    29.59%
   2002..........................................  20,303     5.86      119     1.45%       0.00%   (27.79)%
   2001..........................................   4,940     8.11       40     1.45%       0.00%   (18.86)%
 International Growth Portfolio -- Service Shares
   2004..........................................  34,633     9.71      336     1.45%       0.93%    16.97%
   2003..........................................  19,669     8.30      163     1.45%       1.00%    32.58%
   2002..........................................   8,952     6.26       56     1.45%       0.64%   (26.84)%
   2001..........................................   1,742     8.55       15     1.45%       0.23%   (14.45)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets    Expenses as  Investment
                                                                 --------------- % of Average   Income    Total
Type II:                                                  Units  Unit Value 000s  Net Assets    Ratio     Return
--------                                                 ------- ---------- ---- ------------ ---------- ------
 Mid Cap Growth Portfolio -- Service Shares
   2004.................................................  21,754   $ 8.79   $191     1.45%       0.00%    18.73%
   2003.................................................  23,130     7.41    171     1.45%       0.00%    32.81%
   2002.................................................  19,456     5.58    109     1.45%       0.00%   (29.16)%
   2001.................................................   4,528     7.87     36     1.45%       0.00%   (21.29)%
 Worldwide Growth Portfolio -- Service Shares
   2004.................................................  30,227     7.85    237     1.45%       0.89%     3.01%
   2003.................................................  32,786     7.62    250     1.45%       0.91%    21.89%
   2002.................................................  23,802     6.25    149     1.45%       0.76%   (26.79)%
   2001.................................................   2,421     8.54     21     1.45%       0.19%   (14.62)%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2004.................................................  12,165    10.71    130     1.45%       3.39%     2.78%
   2003.................................................   7,394    10.42     77     1.45%       0.63%     2.21%
 Mid Cap Value Portfolio
   2004.................................................  14,229    15.49    220     1.45%       0.56%    19.30%
   2003.................................................   9,374    12.98    122     1.45%       0.31%    27.75%
   2002.................................................     152    10.16      2     1.45%       0.00%    (1.63)%
 Small Company Portfolio
   2004.................................................   2,862    16.14     46     1.45%       0.00%    25.33%
   2003.................................................   1,125    12.88     14     1.45%       0.00%    34.01%
 U.S. Large Cap Core Equity Portfolio
   2004.................................................   1,739    13.38     23     1.45%       0.83%     7.90%
   2003.................................................   1,637    12.40     20     1.45%       0.00%    26.28%
Merrill Lynch Variable Series Fund, Inc.:
 Merrill Lynch Basic Value V.I. Fund -- Class III Shares
   2004.................................................   3,477    10.88     38     1.45%       1.91%     8.78%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004.................................................   5,137    11.22     58     1.45%      18.24%    12.17%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series --
   Service Class Shares
   2004................................................. 108,120     8.03    868     1.45%       0.00%     7.40%
   2003.................................................  72,388     7.47    541     1.45%       0.00%    20.83%
   2002.................................................  40,187     6.19    249     1.45%       0.00%   (28.77)%
   2001.................................................   2,249     8.68     20     1.45%       0.00%   (13.16)%
 MFS(R) Investors Trust Series -- Service Class Shares
   2004.................................................  74,830     9.19    688     1.45%       0.37%     9.51%
   2003.................................................  29,812     8.39    250     1.45%       0.47%    20.07%
   2002.................................................  16,546     6.99    116     1.45%       0.31%   (22.30)%
   2001.................................................   2,238     9.00     20     1.45%       0.00%   (10.02)%
 MFS(R) New Discovery Series -- Service Class Shares
   2004.................................................  44,943     8.98    403     1.45%       0.00%     4.67%
   2003.................................................  20,670     8.58    177     1.45%       0.00%    31.50%
   2002.................................................  10,094     6.52     66     1.45%       0.00%   (32.79)%
   2001.................................................     428     9.70      4     1.45%       0.00%    (2.96)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets     Expenses as  Investment
                                                                ----------------- % of Average   Income    Total
Type II:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                                ------- ---------- ------ ------------ ---------- ------
 MFS(R) Strategic Income Series -- Service Class Shares
   2004................................................   5,593   $11.82   $   66     1.45%       4.11%     5.98%
   2003................................................   1,406    11.16       16     1.45%       0.00%     8.50%
 MFS(R) Total Return Series -- Service Class Shares
   2004................................................  13,950    12.54      175     1.45%       0.99%     9.42%
   2003................................................  12,124    11.46      139     1.45%       0.36%    14.32%
   2002................................................     152    10.03        2     1.45%       0.00%    (0.27)%
 MFS(R) Utilities Series -- Service Class Shares
   2004................................................  57,043    10.27      586     1.45%       1.14%    27.96%
   2003................................................  52,527     8.03      422     1.45%       2.09%    33.61%
   2002................................................  40,100     6.01      241     1.45%       2.08%   (24.02)%
   2001................................................   4,890     7.91       39     1.45%       0.00%   (20.91)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004................................................  69,362    13.77      955     1.45%       0.00%    11.40%
   2003................................................  24,394    12.36      302     1.45%       0.00%    23.62%
 Nations Marsico International Opportunities Portfolio
   2004................................................  99,486    15.39    1,531     1.45%       0.52%    14.90%
   2003................................................  39,886    13.39      534     1.45%       0.01%    33.90%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA --
   Service Shares
   2004................................................   3,632    14.13       51     1.45%       0.00%    17.70%
   2003................................................   2,535    12.00       30     1.45%       0.00%    20.02%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004................................................   9,611    10.95      105     1.45%       0.00%     9.49%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2004................................................  71,661    13.41      961     1.45%       0.15%     5.07%
   2003................................................   8,853    12.77      113     1.45%       0.03%    28.80%
 Oppenheimer Global Securities Fund/VA --
   Service Shares
   2004................................................ 104,803    11.87    1,244     1.45%       1.04%    17.16%
   2003................................................  48,433    10.13      491     1.45%       0.49%    40.79%
   2002................................................  21,128     7.20      152     1.45%       0.11%   (23.49)%
   2001................................................   3,283     9.41       31     1.45%       0.00%    (5.94)%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004................................................ 231,025     9.85    2,277     1.45%       0.67%     7.56%
   2003................................................ 166,822     9.16    1,528     1.45%       0.79%    24.61%
   2002................................................ 128,125     7.35      942     1.45%       0.21%   (20.21)%
   2001................................................  12,321     9.21      113     1.45%       0.00%   (11.58)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004................................................  64,389    15.74    1,014     1.45%       0.00%    17.45%
   2003................................................  26,082    13.40      350     1.45%       0.00%    42.15%
   2002................................................     160     9.43        2     1.45%       0.00%    (5.71)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type II:                                                Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                               ------- ---------- ------ ------------ ---------- ------
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004...............................................   1,889   $11.57   $   22     1.45%       2.94%     4.03%
   2003...............................................   2,416    11.12       27     1.45%       2.64%     0.78%
   2002...............................................   2,641    11.04       29     1.45%       1.97%     6.62%
   2001...............................................   1,017    10.35       11     1.45%       1.44%     6.02%
 High Yield Portfolio -- Administrative Class Shares
   2004............................................... 115,339    12.78    1,474     1.45%       6.78%     7.95%
   2003...............................................  72,936    11.84      863     1.45%       7.38%    21.07%
   2002...............................................  26,611     9.78      260     1.45%       7.28%    (2.62)%
   2001...............................................   5,392    10.04       54     1.45%       2.10%     0.80%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004............................................... 239,725    13.42    3,218     1.45%       4.35%     6.01%
   2003............................................... 170,726    12.66    2,162     1.45%       4.02%     2.39%
   2002............................................... 150,388    12.37    1,860     1.45%       3.35%    15.88%
   2001...............................................  12,309    10.67      131     1.45%       0.94%     4.31%
 Total Return Portfolio -- Administrative Class Shares
   2004............................................... 790,383    12.15    9,604     1.45%       2.65%     3.37%
   2003............................................... 389,745    11.76    4,581     1.45%       3.31%     3.52%
   2002............................................... 276,091    11.36    3,136     1.45%       3.39%     7.49%
   2001...............................................  13,530    10.56      143     1.45%       1.43%     6.78%
Rydex Variable Trust:
 OTC Fund
   2004...............................................  22,472     7.99      180     1.45%       0.00%     7.76%
   2003...............................................  19,786     7.42      147     1.45%       0.00%    43.31%
   2002...............................................  17,154     5.18       89     1.45%       0.00%   (39.74)%
   2001...............................................     308     8.59        3     1.45%       0.00%   (14.09)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004...............................................   7,007    13.77       97     1.45%       0.31%     6.51%
   2003...............................................   1,469    12.93       19     1.45%       0.00%    29.33%
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B
   Shares
   2004...............................................     540    14.99        8     1.45%       0.00%     0.01%
   2003...............................................     349    14.99        5     1.45%       0.00%    44.07%
 SVS Dreman High Return Equity Portfolio -- Class B
   Shares
   2004...............................................   4,196    13.95       59     1.45%       1.10%    11.98%
   2003...............................................   4,403    12.46       55     1.45%       1.48%    29.58%
 SVS Dreman Small Cap Value Portfolio -- Class B
   Shares
   2004...............................................     522    16.61        9     1.45%       0.28%    23.70%
   2003...............................................     522    13.43        7     1.45%       0.00%    39.60%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets    Expenses as  Investment
                                                                --------------- % of Average   Income    Total
Type II:                                                 Units  Unit Value 000s  Net Assets    Ratio     Return
--------                                                 ------ ---------- ---- ------------ ---------- ------
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004................................................. 50,022   $12.00   $600     1.45%       0.52%    15.73%
   2003................................................. 15,943    10.37    165     1.45%       0.13%    28.87%
 Emerging Growth Portfolio -- Class II Shares
   2004.................................................  4,758     9.00     43     1.45%       0.00%     5.23%
   2003.................................................  2,320     8.56     20     1.45%       0.00%    19.01%

Type III:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II Shares
   2004.................................................  1,253    14.05     18     1.65%       0.00%     9.01%
   2003.................................................    466    12.89      6     1.65%       0.00%    28.91%
 AIM V.I. Capital Appreciation Fund -- Series I Shares
   2004.................................................    696     8.86      6     1.65%       0.00%     4.87%
   2003.................................................  1,093     8.45      9     1.65%       0.00%    27.39%
   2002.................................................    988     6.63      7     1.65%       0.00%   (25.61)%
   2001.................................................    302     8.91      3     1.65%       0.00%   (10.88)%
 AIM V.I. Growth Fund -- Series I Shares
   2004.................................................    750     8.15      6     1.65%       0.00%     6.44%
   2003.................................................    751     7.66      6     1.65%       0.00%    29.08%
   2002.................................................    768     5.93      5     1.65%       0.00%   (32.11)%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004................................................. 13,257     7.94    105     1.65%       0.45%     4.03%
   2003................................................. 25,335     7.64    193     1.65%       0.34%    23.02%
   2002................................................. 20,837     6.21    129     1.65%       0.49%   (31.41)%
   2001.................................................  4,725     9.05     43     1.65%       0.39%   (14.02)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004................................................. 54,273    10.09    547     1.65%       0.74%     9.39%
   2003................................................. 63,264     9.22    583     1.65%       0.78%    30.01%
   2002................................................. 64,654     7.09    458     1.65%       0.55%   (23.55)%
   2001................................................. 16,785     9.28    156     1.65%       0.00%    (7.22)%
 AllianceBernstein Premier Growth Portfolio -- Class B
   2004................................................. 17,236     7.77    134     1.65%       0.00%     6.56%
   2003................................................. 18,188     7.29    133     1.65%       0.00%    21.33%
   2002.................................................  6,812     6.01     41     1.65%       0.00%   (31.98)%
   2001.................................................  2,429     8.84     21     1.65%       0.00%   (11.62)%
 AllianceBernstein Small Cap Growth Portfolio -- Class B
   2004.................................................  1,528    10.30     16     1.65%       0.00%    12.50%
   2003.................................................  1,528     9.16     14     1.65%       0.00%    46.22%
   2002.................................................  1,529     6.26     10     1.65%       0.00%   (33.19)%
Dreyfus:
 The Dreyfus Socially Responsible Growth Fund, Inc. --
   Initial Shares
   2004.................................................    539     7.79      4     1.65%       0.60%     4.46%
   2003.................................................    565     7.46      4     1.65%       0.15%    23.93%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                               Net Assets    Expenses as  Investment
                                                             --------------- % of Average   Income    Total
Type III:                                             Units  Unit Value 000s  Net Assets    Ratio     Return
---------                                             ------ ---------- ---- ------------ ---------- ------
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004.............................................. 36,250   $10.21   $370     1.65%       2.76%     1.14%
   2003.............................................. 26,638    10.09    269     1.65%       1.64%     1.26%
 VT Worldwide Health Sciences Fund
   2004..............................................  2,410    13.89     33     1.65%       0.00%     4.49%
   2003..............................................  2,410    13.29     32     1.65%       0.00%    27.83%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2004..............................................  5,064    12.39     63     1.65%       6.04%     8.34%
   2003..............................................  7,968    11.44     91     1.65%       6.55%    19.78%
   2002..............................................  3,837     9.55     37     1.65%       6.18%    (0.44)%
   2001..............................................     53     9.58      1     1.65%       0.00%    (0.31)%
 Federated Kaufmann Fund II -- Service Shares
   2004..............................................    903    14.97     14     1.65%       0.00%    12.59%
   2003..............................................  1,979    13.30     26     1.65%       0.00%    32.95%
Fidelity Variable Insurance Products Fund:
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004..............................................  5,576    11.97     67     1.65%       0.15%    13.26%
   2003..............................................  8,161    10.57     86     1.65%       0.22%    26.08%
   2002..............................................  3,086     8.38     26     1.65%       0.09%   (11.10)%
   2001..............................................    808     9.43      8     1.65%       0.00%   (13.92)%
 VIP Equity-Income Portfolio -- Service Class 2
   2004.............................................. 26,278    10.52    276     1.65%       1.15%     9.40%
   2003.............................................. 26,370     9.62    254     1.65%       0.98%    27.89%
   2002..............................................  9,911     7.52     75     1.65%       0.45%   (18.52)%
   2001..............................................  2,062     9.23     19     1.65%       0.00%    (6.80)%
 VIP Growth & Income Portfolio -- Service Class 2
   2004.............................................. 14,660     9.76    143     1.65%       0.56%     3.78%
   2003.............................................. 15,727     9.41    148     1.65%       0.85%    21.41%
   2002.............................................. 10,540     7.75     82     1.65%       0.29%   (18.22)%
   2001..............................................    158     9.47      1     1.65%       0.00%   (10.52)%
 VIP Growth Portfolio -- Service Class 2
   2004.............................................. 11,174     8.05     90     1.65%       0.11%     1.42%
   2003.............................................. 12,463     7.93     99     1.65%       0.09%    30.36%
   2002.............................................. 12,319     6.09     75     1.65%       0.04%   (31.45)%
   2001..............................................    468     8.88      4     1.65%       0.00%   (19.23)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004.............................................. 13,468    15.04    203     1.65%       0.00%    22.60%
   2003.............................................. 26,957    12.27    331     1.65%       0.21%    35.97%
   2002.............................................. 13,738     9.02    124     1.65%       0.12%   (11.51)%
   2001..............................................  1,571    10.20     16     1.65%       0.00%    (5.12)%
Franklin Templeton Variable Insurance Products Trust:
 Mutual Shares Securities Fund -- Class 2 Shares
   2004..............................................  1,819    13.34     24     1.65%       0.78%    10.77%
   2003..............................................  1,818    12.05     22     1.65%       0.50%    23.08%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                Net Assets    Expenses as  Investment
                                              --------------- % of Average   Income    Total
Type III:                              Units  Unit Value 000s  Net Assets    Ratio     Return
---------                             ------- ---------- ---- ------------ ---------- ------
GE Investments Funds, Inc.:
 Income Fund
   2004..............................   3,343   $11.02   $ 37     1.65%       5.88%     1.71%
   2003..............................   2,648    10.83     29     1.65%       6.61%     1.89%
 Mid-Cap Equity Fund
   2004..............................  11,511    12.06    139     1.65%       1.12%    14.11%
   2003..............................  11,435    10.57    121     1.65%       1.57%    30.75%
   2002..............................  17,118     8.08    138     1.65%       1.07%   (15.19)%
 Money Market Fund
   2004..............................  49,033     0.99     49     1.65%       1.00%    (0.71)%
   2003.............................. 123,772     1.00    123     1.65%       0.79%    (0.88)%
   2002.............................. 179,540     1.01    181     1.65%       1.43%    (0.20)%
   2001..............................   9,904     1.01     10     1.65%       3.91%     2.25%
 Premier Growth Equity Fund
   2004..............................   2,675     9.65     26     1.65%       0.65%     5.27%
   2003..............................   2,768     9.16     25     1.65%       0.19%    26.79%
   2002..............................   1,795     7.23     13     1.65%       0.05%   (22.32)%
   2001..............................      29     9.30     --     1.65%       0.14%   (10.65)%
 Real Estate Securities Fund
   2004..............................   1,406    16.24     23     1.65%       6.94%    30.19%
   2003..............................   1,901    12.48     24     1.65%       9.97%    24.75%
 S&P 500(R) Index Fund
   2004..............................  42,619     9.58    408     1.65%       2.03%     8.64%
   2003..............................  47,772     8.82    421     1.65%       1.60%    26.16%
   2002..............................  34,661     6.99    242     1.65%       1.64%   (23.65)%
   2001..............................   2,381     9.16     22     1.65%       1.33%   (13.72)%
 Small-Cap Value Equity Fund
   2004..............................  13,726    12.56    172     1.65%       5.83%    13.25%
   2003..............................  14,785    11.09    164     1.65%       0.08%    22.07%
   2002..............................   8,759     9.09     80     1.65%       0.45%   (15.28)%
   2001..............................   1,266    10.73     14     1.65%       0.91%     8.15%
 Total Return Fund
   2004..............................   9,115    12.15    111     1.65%       2.48%     6.40%
   2003..............................   8,700    11.42     99     1.65%       1.76%    14.21%
 U.S. Equity Fund
   2004..............................   4,238     9.46     40     1.65%       1.35%     6.38%
   2003..............................   4,238     8.89     38     1.65%       0.93%    21.24%
   2002..............................   5,075     7.33     37     1.65%       0.88%   (20.60)%
   2001..............................      28     9.23     --     1.65%       1.09%    (9.99)%
 Value Equity Fund
   2004..............................   6,342     9.76     62     1.65%       1.31%     7.76%
   2003..............................   7,469     9.06     68     1.65%       1.85%    22.01%
   2002..............................   8,216     7.42     61     1.65%       1.41%   (18.93)%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004..............................  26,410    10.61    280     1.65%       2.34%     6.51%
   2003..............................  36,951     9.96    368     1.65%       1.98%    11.85%
   2002..............................  41,381     8.91    369     1.65%       2.58%    (8.21)%
   2001..............................   2,523     9.70     24     1.65%       2.04%    (6.48)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income    Total
Type III:                                              Units  Unit Value 000s  Net Assets    Ratio     Return
---------                                              ------ ---------- ---- ------------ ---------- ------
 Capital Appreciation Portfolio -- Service Shares
   2004...............................................  1,121   $ 9.72   $ 11     1.65%       0.03%    16.02%
   2003...............................................  1,277     8.38     11     1.65%       0.28%    18.25%
   2002...............................................  1,214     7.08      9     1.65%       0.35%   (17.32)%
   2001...............................................  1,718     8.57     15     1.65%       0.37%   (23.13)%
 Global Life Sciences Portfolio -- Service Shares
   2004...............................................  7,784     9.83     77     1.65%       0.00%    12.34%
   2003...............................................  8,446     8.75     74     1.65%       0.00%    24.11%
   2002...............................................  5,576     7.05     39     1.65%       0.00%   (30.71)%
 Global Technology Portfolio -- Service Shares
   2004...............................................     --     6.56     --     1.65%       0.00%    (1.09)%
   2003...............................................    332     6.63      2     1.65%       0.00%    44.06%
   2002...............................................    333     4.60      2     1.65%       0.00%   (41.91)%
   2001...............................................    333     7.93      3     1.65%       0.00%   (38.36)%
 Growth Portfolio -- Service Shares
   2004...............................................  6,555     7.74     51     1.65%       0.00%     2.48%
   2003...............................................  6,859     7.55     52     1.65%       0.00%    29.33%
   2002...............................................  4,967     5.84     29     1.65%       0.00%   (27.93)%
 International Growth Portfolio -- Service Shares
   2004...............................................  3,017     9.64     29     1.65%       0.93%    16.73%
   2003...............................................  2,519     8.25     21     1.65%       1.00%    32.32%
   2002...............................................    891     6.24      6     1.65%       0.64%   (26.98)%
   2001...............................................    470     8.54      4     1.65%       0.23%   (24.70)%
 Mid Cap Growth Portfolio -- Service Shares
   2004............................................... 11,725     8.73    102     1.65%       0.00%    18.49%
   2003...............................................  2,927     7.37     22     1.65%       0.00%    32.54%
   2002...............................................  1,801     5.56     10     1.65%       0.00%   (29.31)%
 Worldwide Growth Portfolio -- Service Shares
   2004...............................................  8,454     7.79     66     1.65%       0.89%     2.80%
   2003...............................................  9,263     7.58     70     1.65%       0.91%    21.64%
   2002............................................... 10,366     6.23     65     1.65%       0.76%   (26.94)%
   2001...............................................    440     8.53      4     1.65%       0.19%   (23.90)%
J.P. Morgan Series Trust II:
 Mid Cap Value Portfolio
   2004...............................................  1,695    15.42     26     1.65%       0.56%    19.06%
   2003...............................................  1,695    12.95     22     1.65%       0.31%    27.49%
 Small Company Portfolio
   2004...............................................  1,721    16.07     28     1.65%       0.00%    25.07%
   2003...............................................  1,721    12.85     22     1.65%       0.00%    33.74%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2004...............................................  6,521     7.97     52     1.65%       0.00%     7.19%
   2003...............................................  5,766     7.44     43     1.65%       0.00%    20.58%
   2002............................................... 15,424     6.17     95     1.65%       0.00%   (28.91)%
   2001...............................................    504     8.67      4     1.65%       0.00%   (26.08)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income    Total
Type III:                                              Units  Unit Value 000s  Net Assets    Ratio     Return
---------                                              ------ ---------- ---- ------------ ---------- ------
 MFS(R) Investors Trust Series -- Service Class Shares
   2004...............................................  5,849   $ 9.13   $ 53     1.65%       0.37%     9.29%
   2003...............................................  5,421     8.35     45     1.65%       0.47%    19.83%
   2002...............................................  5,971     6.97     42     1.65%       0.31%   (22.46)%
   2001...............................................    426     8.99      4     1.65%       0.00%   (17.49)%
 MFS(R) New Discovery Series -- Service Class Shares
   2004...............................................  4,837     8.91     43     1.65%       0.00%     4.46%
   2003...............................................  4,938     8.53     42     1.65%       0.00%    31.23%
   2002...............................................  2,072     6.50     13     1.65%       0.00%   (32.93)%
 MFS(R) Utilities Series -- Service Class Shares
   2004...............................................  8,475    10.20     86     1.65%       1.14%    27.70%
   2003...............................................  7,726     7.99     62     1.65%       2.09%    33.34%
   2002...............................................  8,996     5.99     54     1.65%       2.08%   (24.17)%
   2001...............................................     62     7.90      1     1.65%       0.00%   (25.70)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004...............................................  8,786    13.72    121     1.65%       0.00%    11.17%
   2003...............................................  7,561    12.35     93     1.65%       0.00%    23.45%
 Nations Marsico International Opportunities Portfolio
   2004...............................................  5,263    15.33     81     1.65%       0.52%    14.67%
   2003...............................................  5,090    13.37     68     1.65%       0.01%    33.72%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2004...............................................    126    14.08      2     1.65%       0.00%    17.46%
   2003...............................................    126    11.99      2     1.65%       0.00%    19.86%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2004...............................................    109    13.35      1     1.65%       0.15%     0.00%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004............................................... 14,961    11.78    176     1.65%       1.04%    16.92%
   2003...............................................  8,202    10.08     83     1.65%       0.49%    40.51%
   2002...............................................  3,631     7.17     26     1.65%       0.11%   (23.65)%
   2001...............................................    924     9.39      9     1.65%       0.00%   (13.63)%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004............................................... 23,156     9.78    227     1.65%       0.67%     7.34%
   2003............................................... 34,292     9.11    313     1.65%       0.79%    24.35%
   2002............................................... 24,867     7.33    182     1.65%       0.21%   (20.37)%
   2001...............................................  2,197     9.20     20     1.65%       0.00%   (11.76)%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2004...............................................  4,764    15.67     75     1.65%       0.00%    17.21%
   2003...............................................  4,423    13.37     59     1.65%       0.00%    41.87%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income    Total
Type III:                                              Units  Unit Value 000s  Net Assets    Ratio     Return
---------                                              ------ ---------- ---- ------------ ---------- ------
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004...............................................  1,583   $11.49   $ 18     1.65%       2.94%     3.82%
   2003...............................................  1,590    11.06     18     1.65%       2.64%     0.57%
   2002...............................................  1,640    11.00     18     1.65%       1.97%     6.40%
   2001...............................................    797    10.34      8     1.65%       1.44%     5.80%
 High Yield Portfolio -- Administrative Class Shares
   2004............................................... 19,854    12.68    252     1.65%       6.78%     7.73%
   2003............................................... 26,070    11.77    307     1.65%       7.38%    20.82%
   2002............................................... 13,819     9.74    135     1.65%       7.28%    (2.82)%
   2001...............................................    317    10.03      3     1.65%       2.10%     0.59%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2004............................................... 18,407    13.33    245     1.65%       4.35%     5.79%
   2003............................................... 23,243    12.60    293     1.65%       4.02%     2.18%
   2002............................................... 27,306    12.33    337     1.65%       3.35%    15.64%
   2001............................................... 10,046    10.66    107     1.65%       0.94%     4.09%
 Total Return Portfolio -- Administrative Class Shares
   2004............................................... 64,580    12.06    779     1.65%       2.65%     3.16%
   2003............................................... 85,023    11.69    994     1.65%       3.31%     3.31%
   2002............................................... 62,340    11.32    706     1.65%       3.39%     7.27%
   2001...............................................  8,306    10.55     88     1.65%       1.43%     6.57%
Rydex Variable Trust:
 OTC Fund
   2004...............................................  8,330     7.94     66     1.65%       0.00%     7.54%
   2003...............................................  4,636     7.38     34     1.65%       0.00%    43.02%
   2002...............................................  5,514     5.16     28     1.65%       0.00%   (39.86)%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004...............................................  1,461    11.94     17     1.65%       0.52%    15.49%
   2003...............................................  1,315    10.34     14     1.65%       0.13%    28.61%
 Emerging Growth Portfolio -- Class II Shares
   2004...............................................     41     8.96      1     1.65%       0.00%     5.02%
   2003...............................................     12     8.53      1     1.65%       0.00%    18.77%

Type IV:
--------
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I shares
   2004...............................................  5,177    13.70     71     1.60%       0.00%    10.01%
   2003...............................................  3,492    12.45     43     1.60%       0.00%    24.65%
 AIM V.I. Basic Value Fund -- Series II Shares
   2004............................................... 62,802    14.06    883     1.60%       0.00%     9.07%
   2003............................................... 19,517    12.89    252     1.60%       0.00%    28.95%
 AIM V.I. Blue Chip Fund -- Series I Shares
   2004...............................................  9,699    12.29    119     1.60%       0.17%     3.00%
   2003...............................................  1,160    11.94     14     1.60%       0.00%    23.14%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                               ------- ---------- ------ ------------ ---------- ------
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2004...............................................  16,724   $ 9.89   $  165     1.60%       0.00%     4.92%
   2003...............................................  12,730     9.43      120     1.60%       0.00%    27.45%
   2002...............................................   5,694     7.40       42     1.60%       0.00%   (26.03)%
 AIM V.I. Growth Fund -- Series I shares
   2004...............................................  16,434     9.48      156     1.60%       0.00%     6.50%
   2003...............................................  17,646     8.90      157     1.60%       0.00%    29.14%
   2002...............................................   8,091     6.89       56     1.60%       0.00%   (31.08)%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004...............................................  29,888     8.98      268     1.60%       0.45%     4.08%
   2003...............................................  29,648     8.63      256     1.60%       0.34%    23.08%
   2002...............................................  18,661     7.01      131     1.60%       0.49%   (29.91)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 261,035    10.76    2,810     1.60%       0.74%     9.44%
   2003............................................... 169,732     9.84    1,669     1.60%       0.78%    30.07%
   2002...............................................  70,629     7.56      534     1.60%       0.55%   (24.38)%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................   3,222    10.54       34     1.60%       0.00%     5.38%
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004...............................................  86,258     9.23      796     1.60%       0.00%     6.61%
   2003...............................................  66,220     8.66      573     1.60%       0.00%    21.39%
   2002...............................................  10,095     7.13       72     1.60%       0.00%   (28.70)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2004...............................................   6,232    11.16       70     1.60%       0.00%    12.56%
   2003...............................................   8,989     9.92       89     1.60%       0.00%    46.30%
   2002...............................................   7,344     6.78       50     1.60%       0.00%   (32.21)%
 AllianceBernstein Technology Portfolio -- Class B
   2004...............................................   9,531    13.62      130     1.60%       0.00%     3.41%
   2003...............................................   8,384    13.17      110     1.60%       0.00%    31.69%
American Century Variable Portfolios, Inc.:
 VP Income & Growth Fund -- Class I
   2004...............................................  11,847    13.92      165     1.60%       1.37%    11.19%
   2003...............................................   8,523    12.52      107     1.60%       0.00%    27.28%
 VP International Fund -- Class I
   2004...............................................   8,770    13.48      118     1.60%       0.21%    13.09%
   2003...............................................   2,047    11.92       24     1.60%       0.00%    22.52%
 VP Ultra Fund -- Class I
   2004...............................................  29,179    12.89      376     1.60%       0.00%     8.91%
   2003...............................................     662    11.83        8     1.60%       0.00%    22.90%
 VP Value Fund -- Class I
   2004...............................................  87,690    14.18    1,244     1.60%       0.92%    12.50%
   2003...............................................  63,811    12.61      805     1.60%       0.84%    26.90%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                               Net Assets     Expenses as  Investment
                                                            ----------------- % of Average   Income    Total
Type IV:                                             Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                            ------- ---------- ------ ------------ ---------- ------
Dreyfus:
 Dreyfus Investment Portfolios -- MidCap Stock
   Portfolio -- Initial Shares
   2004............................................   3,913   $14.23   $   56     1.60%       0.53%    12.64%
   2003............................................   1,353    12.63       17     1.60%       0.43%    29.62%
 The Dreyfus Socially Responsible Growth Fund,
   Inc. -- Initial Shares
   2004............................................  18,353     9.17      168     1.60%       0.60%     4.51%
   2003............................................   2,414     8.77       21     1.60%       0.15%    23.99%
 Dreyfus Variable Investment Fund -- Money Market
   Portfolio
   2004............................................  57,513     9.78      562     1.60%       0.63%    (1.05)%
   2003............................................     550     9.88        5     1.60%       0.35%    (1.08)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004............................................ 250,029    10.22    2,555     1.60%       2.76%     1.19%
   2003............................................  28,306    10.10      286     1.60%       1.64%     1.31%
 VT Worldwide Health Sciences Fund
   2004............................................  33,095    13.90      460     1.60%       0.00%     4.54%
   2003............................................  13,554    13.30      180     1.60%       0.00%    27.90%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2004............................................  71,122    12.73      906     1.60%       6.04%     8.40%
   2003............................................  37,414    11.75      439     1.60%       6.55%    19.85%
   2002............................................  12,646     9.80      124     1.60%       6.18%    (1.99)%
 Federated Kaufmann Fund II -- Service Shares
   2004............................................  65,988    14.98      989     1.60%       0.00%    12.65%
   2003............................................  17,950    13.30      239     1.60%       0.00%    33.00%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004............................................     519    10.35        5     1.60%       0.00%     3.52%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................ 266,394    12.55    3,344     1.60%       0.15%    13.32%
   2003............................................ 135,316    11.08    1,499     1.60%       0.22%    26.15%
   2002............................................  60,564     8.78      532     1.60%       0.09%   (12.17)%
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2004............................................      97    11.79        1     1.60%       0.00%     0.00%
 VIP Equity-Income Portfolio -- Service Class 2
   2004............................................ 213,582    11.00    2,349     1.60%       1.15%     9.45%
   2003............................................ 102,175    10.05    1,027     1.60%       0.98%    27.95%
   2002............................................  33,456     7.85      263     1.60%       0.45%   (21.47)%
 VIP Growth & Income Portfolio -- Service Class 2
   2004............................................ 120,440    10.27    1,237     1.60%       0.56%     3.84%
   2003............................................  33,551     9.89      332     1.60%       0.85%    21.47%
   2002............................................  19,172     8.15      156     1.60%       0.29%   (18.54)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets     Expenses as  Investment
                                                                ----------------- % of Average   Income    Total
Type IV:                                                Units   Unit Value  000s   Net Assets    Ratio     Return
--------                                              --------- ---------- ------ ------------ ---------- ------
 VIP Growth Portfolio -- Service Class 2
   2004..............................................   103,478   $ 9.01   $  932     1.60%       0.11%     1.47%
   2003..............................................    62,076     8.88      551     1.60%       0.09%    30.42%
   2002..............................................    20,580     6.81      140     1.60%       0.04%   (31.93)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004..............................................   146,394    14.64    2,143     1.60%       0.00%    22.66%
   2003..............................................    95,913    11.94    1,145     1.60%       0.21%    36.04%
   2002..............................................    48,119     8.77      422     1.60%       0.12%   (12.26)%
 VIP Value Strategies Portfolio -- Service Class 2
   2004..............................................     1,000    11.26       11     1.60%       0.00%    12.63%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Large Cap Growth Securities Fund --
   Class 2 Shares
   2004..............................................    17,459    13.06      228     1.60%       0.43%     6.21%
   2003..............................................     6,139    12.30       75     1.60%       0.30%    24.92%
 Mutual Shares Securities Fund -- Class 2 Shares
   2004..............................................    22,138    13.36      296     1.60%       0.78%    10.83%
   2003..............................................     6,192    12.05       75     1.60%       0.50%    23.15%
 Templeton Foreign Securities Fund -- Class 2 Shares
   2004..............................................    71,929    14.52    1,044     1.60%       1.06%    16.63%
   2003..............................................    43,314    12.45      539     1.60%       0.05%    30.10%
 Templeton Global Asset Allocation Fund -- Class 2
   Shares
   2004..............................................     6,665    14.92       99     1.60%       2.89%    13.87%
   2003..............................................       896    13.10       12     1.60%       1.27%    29.84%
GE Investments Funds, Inc.:
 Income Fund
   2004..............................................   156,106    11.03    1,723     1.60%       5.88%     1.77%
   2003..............................................    84,484    10.84      916     1.60%       6.61%     1.94%
   2002..............................................     1,450    10.64       15     1.60%       3.28%     6.36%
 Mid-Cap Equity Fund
   2004..............................................    85,624    11.98    1,025     1.60%       1.12%    14.17%
   2003..............................................    60,649    10.49      636     1.60%       1.57%    30.81%
   2002..............................................    28,293     8.02      227     1.60%       1.07%   (19.81)%
 Money Market Fund
   2004.............................................. 1,138,513     0.98    1,120     1.60%       1.00%    (0.66)%
   2003..............................................   689,523     0.99      683     1.60%       0.79%    (0.83)%
   2002..............................................   449,804     1.00      450     1.60%       1.43%    (0.16)%
 Premier Growth Equity Fund
   2004..............................................    51,834    10.15      526     1.60%       0.65%     5.32%
   2003..............................................    36,081     9.64      348     1.60%       0.19%    26.85%
   2002..............................................    11,446     7.60       87     1.60%       0.05%   (24.00)%
 Real Estate Securities Fund
   2004..............................................    46,125    16.25      750     1.60%       6.94%    30.25%
   2003..............................................    13,021    12.48      162     1.60%       9.97%    24.79%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                             Net Assets     Expenses as  Investment
                                                          ----------------- % of Average   Income    Total
Type IV:                                           Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                          ------- ---------- ------ ------------ ---------- ------
 S&P 500(R) Index Fund
   2004.......................................... 695,382   $10.34   $7,191     1.60%       2.03%     8.69%
   2003.......................................... 337,746     9.51    3,213     1.60%       1.60%    26.22%
   2002..........................................  46,625     7.54      352     1.60%       1.64%   (24.63)%
 Small-Cap Value Equity Fund
   2004.......................................... 103,448    11.64    1,204     1.60%       5.83%    13.31%
   2003..........................................  91,102    10.27      936     1.60%       0.08%    22.13%
   2002..........................................  51,245     8.41      431     1.60%       0.45%   (15.89)%
 Total Return Fund
   2004.......................................... 202,048    12.16    2,457     1.60%       2.48%     6.46%
   2003..........................................  31,429    11.42      359     1.60%       1.76%    14.25%
 U.S. Equity Fund
   2004..........................................  23,804    10.05      239     1.60%       1.35%     6.44%
   2003..........................................  20,235     9.45      191     1.60%       0.93%    21.31%
   2002..........................................  12,337     7.79       96     1.60%       0.88%   (22.13)%
 Value Equity Fund
   2004..........................................  74,152    10.37      769     1.60%       1.31%     7.82%
   2003..........................................  57,237     9.62      551     1.60%       1.85%    22.07%
   2002..........................................  26,584     7.88      209     1.60%       1.41%   (21.18)%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004..........................................   4,016    13.45       54     1.60%       0.00%     7.05%
   2003..........................................   2,366    12.56       30     1.60%       0.00%    25.61%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004.......................................... 190,850    10.84    2,069     1.60%       2.34%     6.56%
   2003.......................................... 167,564    10.17    1,704     1.60%       1.98%    11.90%
   2002..........................................  80,645     9.09      733     1.60%       2.58%    (9.10)%
 Capital Appreciation Portfolio -- Service Shares
   2004..........................................   4,628    11.58       54     1.60%       0.03%    16.08%
   2003..........................................   3,856     9.97       38     1.60%       0.28%    18.31%
 Global Life Sciences Portfolio -- Service Shares
   2004..........................................   2,737    10.59       29     1.60%       0.00%    12.40%
   2003..........................................   2,674     9.42       25     1.60%       0.00%    24.17%
   2002..........................................     198     7.59        2     1.60%       0.00%   (24.11)%
 Global Technology Portfolio -- Service Shares
   2004..........................................   4,611     8.50       39     1.60%       0.00%    (1.04)%
   2003..........................................   4,316     8.59       37     1.60%       0.00%    44.13%
   2002..........................................   3,896     5.96       23     1.60%       0.00%   (40.39)%
 Growth Portfolio -- Service Shares
   2004..........................................   8,425     9.39       79     1.60%       0.00%     2.53%
   2003..........................................   9,756     9.16       89     1.60%       0.00%    29.39%
   2002..........................................   6,285     7.08       45     1.60%       0.00%   (29.22)%
 International Growth Portfolio -- Service Shares
   2004..........................................  33,797    11.34      383     1.60%       0.93%    16.79%
   2003..........................................  30,783     9.71      299     1.60%       1.00%    32.38%
   2002..........................................   5,962     7.33       44     1.60%       0.64%   (26.67)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                               ------- ---------- ------ ------------ ---------- ------
 Mid Cap Growth Portfolio -- Service Shares
   2004...............................................   7,352   $12.17   $   89     1.60%       0.00%    18.55%
   2003...............................................   6,079    10.27       62     1.60%       0.00%    32.61%
   2002...............................................   5,577     7.74       43     1.60%       0.00%   (22.58)%
 Worldwide Growth Portfolio -- Service Shares
   2004...............................................  34,824     9.19      320     1.60%       0.89%     2.86%
   2003...............................................  40,941     8.93      366     1.60%       0.91%    21.70%
   2002...............................................  33,137     7.34      243     1.60%       0.76%   (26.60)%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2004...............................................  99,245    10.67    1,059     1.60%       3.39%     2.62%
   2003...............................................  23,893    10.40      248     1.60%       0.63%     2.06%
 International Equity Portfolio
   2004...............................................   4,494    14.98       67     1.60%       0.48%    16.48%
   2003...............................................     950    12.86       12     1.60%       0.00%    30.33%
 Mid Cap Value Portfolio
   2004............................................... 122,140    15.44    1,885     1.60%       0.56%    19.12%
   2003...............................................  52,773    12.96      684     1.60%       0.31%    27.55%
 Small Company Portfolio
   2004...............................................  15,882    16.09      256     1.60%       0.00%    25.14%
   2003...............................................   4,609    12.86       59     1.60%       0.00%    33.80%
 U.S. Large Cap Core Equity Portfolio
   2004...............................................   8,192    13.33      109     1.60%       0.83%     7.74%
   2003...............................................   2,737    12.37       34     1.60%       0.00%    26.09%
Merrill Lynch Variable Series Fund, Inc.:
 Merrill Lynch Basic Value V.I. Fund -- Class III
   Shares
   2004...............................................   2,080    10.87       23     1.60%       1.91%     8.67%
 Merrill Lynch Large Cap Growth V.I. Fund --
   Class III Shares
   2004...............................................   2,808    10.85       30     1.60%       0.20%     8.53%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004...............................................   1,463    11.21       16     1.60%      18.24%    12.05%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2004...............................................  82,552     9.37      773     1.60%       0.00%     7.24%
   2003...............................................  51,479     8.73      450     1.60%       0.00%    20.64%
   2002...............................................  20,603     7.24      149     1.60%       0.00%   (27.61)%
 MFS(R) Investors Trust Series -- Service Class Shares
   2004............................................... 178,250    10.09    1,798     1.60%       0.37%     9.35%
   2003...............................................  86,862     9.23      801     1.60%       0.47%    19.89%
   2002...............................................  35,076     7.70      270     1.60%       0.31%   (23.04)%
 MFS(R) New Discovery Series -- Service Class Shares
   2004...............................................  48,727     9.38      457     1.60%       0.00%     4.51%
   2003...............................................  45,717     8.97      410     1.60%       0.00%    31.30%
   2002...............................................   7,509     6.83       51     1.60%       0.00%   (31.66)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets     Expenses as  Investment
                                                                ----------------- % of Average   Income    Total
Type IV:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                                ------- ---------- ------ ------------ ---------- ------
 MFS(R) Strategic Income Series -- Service Class Shares
   2004................................................  13,199   $11.78   $  156     1.60%       4.11%     5.82%
   2003................................................   5,724    11.13       64     1.60%       0.00%     8.34%
 MFS(R) Total Return Series -- Service Class Shares
   2004................................................  38,814    12.50      485     1.60%       0.99%     9.25%
   2003................................................   5,547    11.44       63     1.60%       0.36%    14.15%
 MFS(R) Utilities Series -- Service Class Shares
   2004................................................  34,079    13.61      464     1.60%       1.14%    27.77%
   2003................................................   8,480    10.65       90     1.60%       2.09%    33.41%
   2002................................................   4,054     7.99       32     1.60%       2.08%   (20.14)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004................................................  32,534    13.74      447     1.60%       0.00%    11.23%
   2003................................................  17,018    12.35      210     1.60%       0.00%    23.49%
 Nations Marsico International Opportunities Portfolio
   2004................................................  29,327    15.35      450     1.60%       0.52%    14.73%
   2003................................................   8,270    13.38      111     1.60%       0.01%    33.77%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2004................................................   8,229    14.09      116     1.60%       0.00%    17.52%
   2003................................................   4,842    11.99       58     1.60%       0.00%    19.90%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004................................................  10,799    10.94      118     1.60%       0.00%     9.38%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2004................................................ 199,631    13.37    2,668     1.60%       0.15%     4.91%
   2003................................................  66,420    12.74      846     1.60%       0.03%    28.60%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004................................................ 116,739    12.32    1,438     1.60%       1.04%    16.98%
   2003................................................  89,718    10.53      945     1.60%       0.49%    40.58%
   2002................................................  47,524     7.49      356     1.60%       0.11%   (25.09)%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004................................................ 331,477    10.46    3,468     1.60%       0.67%     7.40%
   2003................................................ 242,188     9.74    2,359     1.60%       0.79%    24.42%
   2002................................................ 127,593     7.83      999     1.60%       0.21%   (21.70)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004................................................  97,208    15.69    1,525     1.60%       0.00%    17.27%
   2003................................................  53,612    13.38      717     1.60%       0.00%    41.94%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004................................................   7,254    11.13       81     1.60%       2.94%     3.87%
   2003................................................   3,381    10.72       36     1.60%       2.64%     0.62%
   2002................................................   3,186    10.65       34     1.60%       1.97%    (6.50)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                               ------- ---------- ------ ------------ ---------- ------
 High Yield Portfolio -- Administrative Class Shares
   2004............................................... 130,738   $12.66   $1,655     1.60%       6.78%     7.79%
   2003...............................................  76,350    11.74      897     1.60%       7.38%    20.88%
   2002...............................................  39,904     9.71      387     1.60%       7.28%    (2.85)%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004............................................... 200,187    12.66    2,534     1.60%       4.35%     5.84%
   2003............................................... 130,619    11.96    1,562     1.60%       4.02%     2.23%
   2002............................................... 101,339    11.70    1,186     1.60%       3.35%   (16.97)%
 Total Return Portfolio -- Administrative Class Shares
   2004............................................... 507,955    11.41    5,794     1.60%       2.65%     3.21%
   2003............................................... 389,832    11.05    4,309     1.60%       3.31%     3.36%
   2002............................................... 242,867    10.69    2,596     1.60%       3.39%    (6.94)%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2004...............................................     965    13.99       14     1.60%       0.00%     0.00%
 Jennison Portfolio -- Class II Shares
   2004...............................................   5,487    13.02       71     1.60%       0.04%     7.47%
   2003...............................................   4,620    12.12       56     1.60%       0.00%    21.16%
Rydex Variable Trust:
 OTC Fund
   2004...............................................  48,742     9.44      460     1.60%       0.00%     7.60%
   2003...............................................  26,900     8.77      236     1.60%       0.00%    43.09%
   2002...............................................  13,798     6.13       85     1.60%       0.00%   (38.70)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004...............................................   9,185    13.74      126     1.60%       0.31%     6.34%
   2003...............................................   1,498    12.92       19     1.60%       0.00%    29.20%
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B
   Shares
   2004...............................................   6,392    14.94       95     1.60%       0.00%    (0.15)%
   2003...............................................   2,760    14.96       41     1.60%       0.00%    43.85%
 SVS Dreman High Return Equity Portfolio -- Class B
   Shares
   2004...............................................  29,297    13.90      407     1.60%       1.10%    11.81%
   2003...............................................  17,801    12.44      221     1.60%       1.48%    29.38%
 SVS Dreman Small Cap Value Portfolio -- Class B
   Shares
   2004...............................................  20,023    16.55      331     1.60%       0.28%    23.52%
   2003...............................................   3,257    13.40       44     1.60%       0.00%    39.38%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004...............................................  61,659    11.95      737     1.60%       0.52%    15.55%
   2003...............................................  23,679    10.35      245     1.60%       0.13%    28.68%
 Emerging Growth Portfolio -- Class II Shares
   2004...............................................   9,109     8.97       82     1.60%       0.00%     5.07%
   2003...............................................   6,477     8.54       55     1.60%       0.00%    18.83%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income    Total
Type V:                                                Units  Unit Value 000s  Net Assets    Ratio     Return
-------                                                ------ ---------- ---- ------------ ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004...............................................  7,503   $14.02   $105     1.80%       0.00%     8.84%
   2003...............................................  6,296    12.88     81     1.80%       0.00%    28.77%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2004...............................................  2,844     9.83     28     1.80%       0.00%     4.71%
   2003...............................................  2,931     9.39     28     1.80%       0.00%    27.19%
 AIM V.I. Growth Fund -- Series I shares
   2004...............................................  3,458     9.42     33     1.80%       0.00%     6.28%
   2003...............................................  3,385     8.87     30     1.80%       0.00%    28.88%
   2002...............................................  1,967     6.88     14     1.80%       0.00%   (26.15)%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004...............................................  7,267     8.93     65     1.80%       0.45%     3.87%
   2003...............................................  6,455     8.59     55     1.80%       0.34%    22.83%
   2002............................................... 15,527     7.00    109     1.80%       0.49%   (30.03)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 87,605    10.70    938     1.80%       0.74%     9.22%
   2003............................................... 72,558     9.80    711     1.80%       0.78%    29.81%
   2002............................................... 29,436     7.55    222     1.80%       0.55%   (24.51)%
 AllianceBernstein Premier Growth Portfolio -- Class B
   2004............................................... 19,610     9.18    180     1.80%       0.00%     6.40%
   2003............................................... 16,464     8.62    142     1.80%       0.00%    21.15%
   2002...............................................  3,300     7.12     23     1.80%       0.00%   (28.81)%
 AllianceBernstein Technology Portfolio -- Class B
   2004...............................................  3,077    13.57     42     1.80%       0.00%     3.20%
   2003...............................................  3,005    13.15     40     1.80%       0.00%    31.51%
American Century Variable Portfolios, Inc.:
 VP Ultra Fund -- Class I
   2004...............................................  1,061    12.83     14     1.80%       0.00%     8.68%
   2003...............................................    902    11.80     11     1.80%       0.00%    22.65%
Dreyfus:
 Dreyfus Variable Investment Fund -- Money Market
   Portfolio
   2004...............................................  3,207     9.73     31     1.80%       0.63%     0.00%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004............................................... 73,987    10.17    752     1.80%       2.76%     0.98%
   2003...............................................  8,927    10.07     90     1.80%       1.64%     1.11%
 VT Income Fund of Boston
   2004...............................................     --       --     --     1.80%       1.33%     0.00%
   2003...............................................    115    11.08      1     1.80%       0.00%    11.36%
 VT Worldwide Health Sciences Fund
   2004...............................................  2,313    13.84     32     1.80%       0.00%     4.33%
   2003...............................................  1,094    13.27     15     1.80%       0.00%    27.64%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                               Net Assets    Expenses as  Investment
                                                             --------------- % of Average   Income    Total
Type V:                                               Units  Unit Value 000s  Net Assets    Ratio     Return
-------                                               ------ ---------- ---- ------------ ---------- ------
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2004..............................................  8,133   $12.66   $103     1.80%       6.04%     8.18%
   2003.............................................. 10,220    11.70    120     1.80%       6.55%    19.60%
   2002..............................................  1,030     9.78     10     1.80%       6.18%    (2.16)%
 Federated Kaufmann Fund II -- Service Shares
   2004..............................................  5,995    14.93     90     1.80%       0.00%    12.42%
   2003..............................................  3,471    13.28     46     1.80%       0.00%    32.81%
Fidelity Variable Insurance Products Fund:
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004.............................................. 29,932    12.48    374     1.80%       0.15%    13.09%
   2003.............................................. 13,793    11.04    152     1.80%       0.22%    25.89%
   2002..............................................  2,258     8.77     20     1.80%       0.09%   (12.32)%
 VIP Equity-Income Portfolio -- Service Class 2
   2004.............................................. 60,159    10.94    658     1.80%       1.15%     9.23%
   2003.............................................. 52,444    10.01    525     1.80%       0.98%    27.69%
   2002.............................................. 22,674     7.84    178     1.80%       0.45%   (21.60)%
 VIP Growth & Income Portfolio -- Service Class 2
   2004..............................................  4,319    10.22     44     1.80%       0.56%     3.62%
   2003.............................................. 13,084     9.86    129     1.80%       0.85%    21.22%
   2002.............................................. 10,477     8.13     85     1.80%       0.29%   (18.68)%
 VIP Growth Portfolio -- Service Class 2
   2004..............................................  7,706     8.96     69     1.80%       0.11%     1.27%
   2003..............................................  4,875     8.85     43     1.80%       0.09%    30.16%
   2002..............................................  1,830     6.80     12     1.80%       0.04%   (32.04)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004.............................................. 38,518    14.56    561     1.80%       0.00%    22.41%
   2003.............................................. 44,549    11.89    530     1.80%       0.21%    35.77%
   2002.............................................. 42,836     8.76    375     1.80%       0.12%   (12.40)%
Franklin Templeton Variable Insurance Products Trust:
 Mutual Shares Securities Fund -- Class 2 Shares
   2004..............................................    906    13.30     12     1.80%       0.78%    10.61%
   2003..............................................    906    12.02     11     1.80%       0.50%    22.90%
 Templeton Foreign Securities Fund -- Class 2 Shares
   2004..............................................  2,253    14.45     33     1.80%       1.06%    16.40%
   2003..............................................    202    12.41      3     1.80%       0.05%    29.84%
 Templeton Global Asset Allocation Fund -- Class 2
   Shares
   2004..............................................    734    14.85     11     1.80%       2.89%    13.64%
   2003..............................................    734    13.07     10     1.80%       1.27%    29.58%
GE Investments Funds, Inc.:
 Income Fund
   2004.............................................. 14,741    10.97    162     1.80%       5.88%     1.56%
   2003.............................................. 13,639    10.81    147     1.80%       6.61%     1.73%
   2002..............................................    160    10.62      2     1.80%       3.28%     6.20%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                             Net Assets     Expenses as  Investment
                                                          ----------------- % of Average   Income    Total
Type V:                                            Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                           ------- ---------- ------ ------------ ---------- ------
 Mid-Cap Equity Fund
   2004..........................................  30,131   $11.91   $  359     1.80%       1.12%    13.94%
   2003..........................................  32,636    10.45      341     1.80%       1.57%    30.55%
   2002..........................................  19,610     8.01      157     1.80%       1.07%   (19.94)%
 Money Market Fund
   2004.......................................... 467,693     0.98      457     1.80%       1.00%    (0.86)%
   2003.......................................... 526,897     0.99      520     1.80%       0.79%    (1.03)%
   2002.......................................... 686,286     1.00      686     1.80%       1.43%    (0.33)%
 Premier Growth Equity Fund
   2004..........................................   6,558    10.10       66     1.80%       0.65%     5.11%
   2003..........................................  10,227     9.61       98     1.80%       0.19%    26.60%
   2002..........................................   1,455     7.59       11     1.80%       0.05%   (24.13)%
 Real Estate Securities Fund
   2004..........................................  13,025    16.20      211     1.80%       6.94%    29.99%
   2003..........................................   9,370    12.46      117     1.80%       9.97%    24.62%
 S&P 500(R) Index Fund
   2004.......................................... 110,320    10.28    1,134     1.80%       2.03%     8.47%
   2003.......................................... 126,905     9.48    1,203     1.80%       1.60%    25.97%
   2002..........................................  60,298     7.52      453     1.80%       1.64%   (24.75)%
 Small-Cap Value Equity Fund
   2004..........................................  17,147    11.57      198     1.80%       5.83%    13.08%
   2003..........................................  18,869    10.23      193     1.80%       0.08%    21.88%
   2002..........................................  13,607     8.40      114     1.80%       0.45%    16.03%
 Total Return Fund
   2004..........................................  12,533    12.12      152     1.80%       2.48%     6.24%
   2003..........................................  10,503    11.41      120     1.80%       1.76%    14.09%
 U.S. Equity Fund
   2004..........................................   8,543    10.00       85     1.80%       1.35%     6.22%
   2003..........................................   8,202     9.41       77     1.80%       0.93%    21.06%
   2002..........................................   2,356     7.77       18     1.80%       0.88%   (22.26)%
 Value Equity Fund
   2004..........................................  24,854    10.31      256     1.80%       1.31%     7.60%
   2003..........................................  26,208     9.59      251     1.80%       1.85%    21.82%
   2002..........................................   9,306     7.87       73     1.80%       1.41%   (21.31)%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004..........................................   2,075    13.40       28     1.80%       0.00%     6.83%
   2003..........................................     163    12.54        2     1.80%       0.00%    25.44%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004.......................................... 128,209    10.78    1,382     1.80%       2.34%     6.34%
   2003.......................................... 127,350    10.13    1,291     1.80%       1.98%    11.68%
   2002.......................................... 109,084     9.07      989     1.80%       2.58%    (9.26)%
 Capital Appreciation Portfolio -- Service Shares
   2004..........................................   1,929    11.51       22     1.80%       0.03%    15.85%
   2003..........................................   2,041     9.93       20     1.80%       0.28%    18.07%
   2002..........................................   3,613     8.41       30     1.80%       0.35%   (15.86)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income    Total
Type V:                                                Units  Unit Value 000s  Net Assets    Ratio     Return
-------                                                ------ ---------- ---- ------------ ---------- ------
 Global Life Sciences Portfolio -- Service Shares
   2004...............................................  1,594   $10.53   $ 17     1.80%       0.00%    12.17%
   2003...............................................  1,600     9.39     15     1.80%       0.00%    23.92%
   2002...............................................  2,891     7.58     22     1.80%       0.00%   (24.23)%
 Global Technology Portfolio -- Service Shares
   2004...............................................  2,839     8.45     24     1.80%       0.00%    (1.24)%
   2003...............................................  1,399     8.56     12     1.80%       0.00%    43.84%
   2002...............................................  4,779     5.95     28     1.80%       0.00%   (40.49)%
 Growth Portfolio -- Service Shares
   2004...............................................  2,883     9.34     27     1.80%       0.00%     2.33%
   2003...............................................  3,021     9.12     28     1.80%       0.00%    29.13%
   2002...............................................  1,124     7.07      8     1.80%       0.00%   (29.93)%
 International Growth Portfolio -- Service Shares
   2004...............................................  6,131    11.27     69     1.80%       0.93%    16.55%
   2003...............................................  5,991     9.67     58     1.80%       1.00%    32.11%
   2002...............................................  1,352     7.32     10     1.80%       0.64%    26.79%
 Mid Cap Growth Portfolio -- Service Shares
   2004...............................................  1,000    12.10     12     1.80%       0.00%    18.31%
   2003...............................................  1,037    10.23     11     1.80%       0.00%    32.34%
   2002...............................................  1,109     7.73      9     1.80%       0.00%   (22.70)%
 Worldwide Growth Portfolio -- Service Shares
   2004...............................................  5,678     9.14     52     1.80%       0.89%     2.65%
   2003...............................................  6,217     8.90     55     1.80%       0.91%    21.46%
   2002...............................................  4,893     7.33     36     1.80%       0.76%   (26.73)%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2004...............................................  7,683    10.62     82     1.80%       3.39%     2.41%
   2003...............................................    534    10.37      6     1.80%       0.63%     1.85%
 International Equity Portfolio
   2004...............................................  2,379    14.91     35     1.80%       0.48%    16.24%
   2003...............................................    973    12.83     12     1.80%       0.00%    30.06%
 Mid Cap Value Portfolio
   2004...............................................  3,884    15.36     60     1.80%       0.56%    18.88%
   2003...............................................  1,094    12.92     14     1.80%       0.31%    27.30%
 Small Company Portfolio
   2004...............................................  1,719    16.01     28     1.80%       0.00%    24.88%
   2003...............................................     40    12.82      1     1.80%       0.00%    33.53%
 U.S. Large Cap Core Equity Portfolio
   2004...............................................  2,786    13.27     37     1.80%       0.83%     0.00%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2004............................................... 34,396     9.31    320     1.80%       0.00%     7.02%
   2003............................................... 38,613     8.70    336     1.80%       0.00%    20.40%
   2002............................................... 34,313     7.23    248     1.80%       0.00%   (27.74)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets     Expenses as  Investment
                                                                ----------------- % of Average   Income    Total
Type V:                                                  Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                                 ------- ---------- ------ ------------ ---------- ------
 MFS(R) Investors Trust Series -- Service Class Shares
   2004................................................  11,501   $10.03   $  115     1.80%       0.37%     9.13%
   2003................................................  13,905     9.19      128     1.80%       0.47%    19.64%
   2002................................................   7,610     7.68       58     1.80%       0.31%   (23.17)%
 MFS(R) New Discovery Series -- Service Class Shares
   2004................................................   4,502     9.32       42     1.80%       0.00%     4.30%
   2003................................................   2,627     8.94       23     1.80%       0.00%    31.03%
   2002................................................     101     6.82        1     1.80%       0.00%   (31.78)%
 MFS(R) Strategic Income Series -- Service Class Shares
   2004................................................   1,208    11.73       14     1.80%       4.11%     5.61%
   2003................................................     952    11.10       11     1.80%       0.00%     8.12%
 MFS(R) Total Return Series -- Service Class Shares
   2004................................................     643    12.44        8     1.80%       0.99%     9.03%
   2003................................................     175    11.41        2     1.80%       0.36%    13.92%
 MFS(R) Utilities Series -- Service Class Shares
   2004................................................   5,013    13.53       68     1.80%       1.14%    27.51%
   2003................................................   2,712    10.61       29     1.80%       2.09%    33.13%
   2002................................................   1,548     7.97       12     1.80%       2.08%   (20.77)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004................................................   7,853    13.69      108     1.80%       0.00%     0.00%
 Nations Marsico International Opportunities Portfolio
   2004................................................   1,931    15.30       30     1.80%       0.52%    14.50%
   2003................................................   1,127    13.36       15     1.80%       0.01%    33.59%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2004................................................     177    14.04        2     1.80%       0.00%    17.28%
   2003................................................     101    11.97        1     1.80%       0.00%    19.73%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004................................................     452    10.92        5     1.80%       0.00%     9.23%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2004................................................   4,496    13.30       60     1.80%       0.15%     4.70%
   2003................................................     997    12.71       13     1.80%       0.03%    28.34%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004................................................  36,982    12.25      453     1.80%       1.04%    16.74%
   2003................................................  37,800    10.49      397     1.80%       0.49%    40.29%
   2002................................................  19,752     7.48      148     1.80%       0.11%   (25.22)%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004................................................ 144,709    10.40    1,505     1.80%       0.67%     7.18%
   2003................................................ 168,642     9.71    1,637     1.80%       0.79%    24.16%
   2002................................................ 136,697     7.82    1,069     1.80%       0.21%   (21.83)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004................................................  15,415    15.61      241     1.80%       0.00%    17.04%
   2003................................................   8,173    13.34      109     1.80%       0.00%    41.65%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type V:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                                ------- ---------- ------ ------------ ---------- ------
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004...............................................   1,523   $11.07   $   17     1.80%       2.94%     3.66%
   2003...............................................   9,075    10.68       97     1.80%       2.64%     0.42%
   2002...............................................   8,408    10.63       89     1.80%       1.97%     6.32%
 High Yield Portfolio -- Administrative Class Shares
   2004...............................................  26,261    12.59      331     1.80%       6.78%     7.57%
   2003...............................................  22,290    11.70      261     1.80%       7.38%    20.64%
   2002...............................................  12,000     9.70      116     1.80%       7.28%    (3.01)%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004...............................................  64,930    12.59      817     1.80%       4.35%     5.63%
   2003............................................... 105,328    11.91    1,255     1.80%       4.02%     2.03%
   2002...............................................  92,981    11.68    1,086     1.80%       3.35%    16.78%
 Total Return Portfolio -- Administrative Class Shares
   2004............................................... 129,504    11.34    1,469     1.80%       2.65%     3.00%
   2003............................................... 142,859    11.01    1,573     1.80%       3.31%     3.15%
   2002............................................... 111,409    10.68    1,190     1.80%       3.39%     6.76%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2004...............................................     622    12.98        8     1.80%       0.04%     7.25%
   2003...............................................     670    12.10        8     1.80%       0.00%    21.00%
Rydex Variable Trust:
 OTC Fund
   2004...............................................  26,709     9.38      251     1.80%       0.00%     7.38%
   2003...............................................     634     8.74        6     1.80%       0.00%    42.80%
   2002...............................................     699     6.12        4     1.80%       0.00%   (38.80)%
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B
   Shares
   2004...............................................     582    14.87        9     1.80%       0.00%    -0.35%
   2003...............................................     582    14.92        9     1.80%       0.00%    43.56%
 SVS Dreman Small Cap Value Portfolio -- Class B
   Shares
   2004...............................................     399    16.47        7     1.80%       0.28%    23.27%
   2003...............................................      38    13.36        1     1.80%       0.00%    39.10%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004...............................................  14,166    11.89      168     1.80%       0.52%    15.31%
   2003...............................................   7,135    10.31       74     1.80%       0.13%    28.42%
   2002...............................................   2,539     8.03       20     1.80%       0.00%   (19.71)%
 Emerging Growth Portfolio -- Class II Shares
   2004...............................................   1,970     8.92       18     1.80%       0.00%     4.86%
   2003...............................................     842     8.51        7     1.80%       0.00%    18.59%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income   Total
Type VI:                                               Units  Unit Value 000s  Net Assets    Ratio    Return
--------                                               ------ ---------- ---- ------------ ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004............................................... 10,432   $11.83   $123     1.70%       0.00%    8.95%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 19,348    11.89    230     1.70%       0.74%    9.33%
 AllianceBernstein Premier Growth Portfolio -- Class B
   2004...............................................  1,335    11.21     15     1.70%       0.00%    6.50%
 AllianceBernstein Technology Portfolio -- Class B
   2004...............................................    539    10.84      6     1.70%       0.00%    3.30%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004............................................... 20,684    10.12    209     1.70%       2.76%    1.08%
 VT Worldwide Health Sciences Fund
   2004...............................................  5,056    11.20     57     1.70%       0.00%    4.43%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2004...............................................  6,419    11.06     71     1.70%       6.04%    8.29%
 Federated Kaufmann Fund II -- Service Shares
   2004............................................... 11,802    11.59    137     1.70%       0.00%   12.54%
Fidelity Variable Insurance Products Fund:
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................... 12,674    11.96    152     1.70%       0.15%   13.20%
 VIP Dynamic Capital Appreciation Portfolio -- Service
   Class 2
   2004...............................................    142    10.67      2     1.70%       0.00%   (0.44)%
 VIP Equity-Income Portfolio -- Service Class 2
   2004............................................... 14,918    12.04    180     1.70%       1.15%    9.34%
 VIP Growth & Income Portfolio -- Service Class 2
   2004...............................................  1,559    10.96     17     1.70%       0.56%    3.73%
 VIP Growth Portfolio -- Service Class 2
   2004...............................................  1,663    10.72     18     1.70%       0.11%    1.37%
 VIP Mid Cap Portfolio -- Service Class 2
   2004............................................... 17,053    13.15    224     1.70%       0.00%   22.54%
 VIP Value Strategies Portfolio -- Service Class 2
   2004...............................................    203    11.25      2     1.70%       0.00%   12.55%
GE Investments Funds, Inc.:
 Income Fund
   2004............................................... 11,227    10.18    114     1.70%       5.88%    1.66%
 Mid-Cap Equity Fund
   2004...............................................  5,460    12.05     66     1.70%       1.12%   14.05%
 Money Market Fund
   2004............................................... 51,664     9.91    512     1.70%       1.00%   (0.76)%
 Premier Growth Equity Fund
   2004...............................................  2,258    11.17     25     1.70%       0.65%    5.21%
 Real Estate Securities Fund
   2004...............................................  3,951    13.51     53     1.70%       6.94%   30.12%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets    Expenses as  Investment
                                                                --------------- % of Average   Income   Total
Type VI:                                                 Units  Unit Value 000s  Net Assets    Ratio    Return
--------                                                 ------ ---------- ---- ------------ ---------- ------
 S&P 500(R) Index Fund
   2004................................................. 12,699   $11.66   $148     1.70%       2.03%    8.58%
 Small-Cap Value Equity Fund
   2004.................................................  6,810    12.18     83     1.70%       5.83%   13.19%
 Total Return Fund
   2004.................................................  8,024    11.21     90     1.70%       2.48%    6.35%
 U.S. Equity Fund
   2004.................................................  3,095    11.39     35     1.70%       1.35%    6.33%
 Value Equity Fund
   2004.................................................  2,802    11.56     32     1.70%       1.31%    7.71%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2004.................................................  1,088    11.56     13     1.70%       0.00%    6.94%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004................................................. 12,244    11.02    135     1.70%       2.34%    6.45%
 International Growth Portfolio -- Service Shares
   2004.................................................    646    12.83      8     1.70%       0.93%   16.67%
Merrill Lynch Variable Series Fund, Inc.:
 Merrill Lynch Basic Value V.I. Fund -- Class III Shares
   2004.................................................  2,383    10.86     26     1.70%       1.91%    8.60%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2004.................................................  5,634    11.26     63     1.70%       0.00%    7.13%
 MFS(R) Investors Trust Series -- Service Class Shares
   2004.................................................  2,163    11.66     25     1.70%       0.37%    9.24%
 MFS(R) New Discovery Series -- Service Class Shares
   2004.................................................  1,655    10.75     18     1.70%       0.00%    4.40%
 MFS(R) Utilities Series -- Service Class Shares
   2004.................................................  3,568    13.93     50     1.70%       1.14%   27.64%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004................................................. 16,607    11.58    192     1.70%       0.00%   11.11%
 Nations Marsico International Opportunities Portfolio
   2004................................................. 11,130    12.48    139     1.70%       0.52%   14.61%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2004.................................................  1,687    12.03     20     1.70%       0.00%   17.40%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004.................................................    320    10.93      3     1.70%       0.00%    9.31%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2004................................................. 17,912    11.21    201     1.70%       0.15%    4.80%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income   Total
Type VI:                                               Units  Unit Value 000s  Net Assets    Ratio    Return
--------                                               ------ ---------- ---- ------------ ---------- ------
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004...............................................  4,861   $12.74   $ 62     1.70%       1.04%   16.86%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004............................................... 14,912    11.41    170     1.70%       0.67%    7.29%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2004...............................................  8,446    12.38    105     1.70%       0.00%   17.15%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004............................................... 14,878    11.03    164     1.70%       6.78%    7.68%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2004............................................... 13,743    10.55    145     1.70%       4.35%    5.74%
 Total Return Portfolio -- Administrative Class Shares
   2004............................................... 44,613    10.34    461     1.70%       2.65%    3.11%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2004...............................................    172    12.35      2     1.70%       0.00%   13.42%
Rydex Variable Trust:
 OTC Fund
   2004...............................................    102    11.45      1     1.70%       0.00%    7.49%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004...............................................  6,673    11.41     76     1.70%       0.31%    6.24%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004...............................................  8,744    12.49    109     1.70%       0.52%   15.43%
 Emerging Growth Portfolio -- Class II Shares
   2004...............................................  1,369    10.90     15     1.70%       0.00%    4.96%

Type VII:
---------
GE Investments Funds, Inc.:
 Total Return Fund
   2004............................................... 32,826    11.63    382     1.50%       2.48%   10.33%

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                             Financial Statements

                     Year ended December 31, 2004 and 2003

    (With Report of Independent Registered Public Accounting Firm Thereon)

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                               Table of Contents

                               December 31, 2004

                                                                            Page
                                                                            ----
Financial Statements:

   Report of Independent Registered Public Accounting Firm................. F-1

   Statements of Income.................................................... F-2

   Balance Sheets.......................................................... F-3

   Statements of Stockholder's Interest.................................... F-4

   Statements of Cash Flows................................................ F-5

   Notes to Financial Statements........................................... F-6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
GE Capital Life Assurance Company of New York:

We have audited the accompanying balance sheets of GE Capital Life Assurance Company of New York (the Company) as of December 31, 2004 and 2003, and the related statements of income, stockholder's interest, and cash flows for each of the years in the three-year period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of GE Capital Life Assurance Company of New York as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and its method of accounting for goodwill and other intangible assets in 2002.

/s/ KPMG LLP

Richmond, Virginia
April 1, 2005

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                             Statements of Income
                         (Dollar amounts in millions)

                              Years Ended December 31,
                              ------------------------
                               2004     2003    2002
                              ------   ------  ------
Revenues:
   Net investment income..... $219.7   $245.5  $220.7
   Premiums..................  193.1    236.5   221.5
   Net realized
     investment gains
     (losses)................   (0.3)     3.1     7.5
   Other income..............    5.2      2.8     1.2
                              ------   ------  ------
       Total revenues........  417.7    487.9   450.9
                              ------   ------  ------
Benefits and expenses:
   Interest credited.........  120.9    142.7   129.6
   Benefits and other
     changes in policy
     reserves................  180.5    253.2   259.3
   Underwriting,
     acquisition and
     insurance expenses,
     net of deferrals........   38.3     29.0    31.6
   Amortization of
     deferred
     acquisition costs
     and intangibles.........   24.7     34.3    17.2
                              ------   ------  ------
       Total benefits
         and expenses........  364.4    459.2   437.7
                              ------   ------  ------
Income before income
  taxes......................   53.3     28.7    13.2
Provision (benefit) for
  income taxes...............  (25.7)    10.0     0.4
                              ------   ------  ------
Net income................... $ 79.0   $ 18.7  $ 12.8
                              ======   ======  ======

                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                                Balance Sheets
              (Dollar amounts in millions, except share amounts)

                               December 31,
                             -----------------
                               2004     2003
                             -------- --------
Assets
Investments:
   Fixed maturities
     available-for-sale,
     at fair value.......... $3,716.8 $4,147.7
   Equity securities
     available-for-sale,
     at fair value..........     47.3     45.4
   Mortgage loans, net
     of valuation
     allowance of $4.7
     and $4.2 at
     December 31, 2004
     and 2003,
     respectively...........    543.3    485.5
   Policy Loans.............      1.0      1.3
   Other invested assets....    293.9     62.4
   Short-term investments...       --     34.9
                             -------- --------
      Total investments.....  4,602.3  4,777.2
                             -------- --------
Cash and cash equivalents...     18.4     28.3
Accrued investment income...     44.6     79.9
Deferred acquisition
 costs......................    235.7    232.1
Goodwill....................     54.1     54.1
Intangible assets...........     10.1     82.9
Other assets................     30.5     37.2
Reinsurance recoverable.....  1,208.5     18.6
Separate account assets.....    232.3    146.0
                             -------- --------
      Total assets.......... $6,436.5 $5,456.3
                             -------- --------
Liabilities and
Stockholder's Interest
Liabilities:
   Future annuity and
     contract benefits...... $4,935.0 $4,309.7
   Liability for policy
     and contract claims....    173.5    141.1
   Unearned premiums........     47.6     44.6
   Other policyholder
     liabilities............      5.8     25.8
   Accounts payable and
     accrued expenses.......    351.1    133.4
   Deferred income tax
     liability..............     35.1     60.8
   Separate account
     liabilities............    232.3    146.0
                             -------- --------
      Total liabilities.....  5,780.4  4,861.4
                             -------- --------
Stockholder's interest:
   Net unrealized
     investment gains.......     53.9     70.1
                             -------- --------
   Accumulated non-owner
     changes in
     stockholder's
     interest...............     53.9     70.1
   Common stock ($1,000
     par value, 2,000
     shares authorized,
     issued and
     outstanding)...........      2.0      2.0
   Additional paid-in
     capital................    422.6    422.6
   Retained earnings........    177.6    100.2
                             -------- --------
      Total
        stockholder's
        interest............    656.1    594.9
                             -------- --------
      Total liabilities
        and
        stockholder's
        interest............ $6,436.5 $5,456.3
                             ======== ========

                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                     Statements of Stockholder's Interest
              (Dollar amounts in millions, except share amounts)

                                                        Accumulated
                               Common Stock  Additional  Non-owner               Total
                               -------------  Paid-In     Changes   Retained Stockholder's
                               Shares Amount  Capital    In Equity  Earnings   Interest
                               ------ ------ ---------- ----------- -------- -------------
Balances at January 1,
  2002........................ 2,000   $2.0    $387.6     $ (2.7)    $ 68.7     $455.6
                               -----   ----    ------     ------     ------     ------
Changes other than
  transactions with
  stockholder:
   Net income.................    --     --        --         --       12.8       12.8
   Net unrealized gains
     on investment
     securities (a)...........    --     --        --       56.9         --       56.9
                                                                                ------
       Total changes
         other than
         transactions
         with stockholder.....    --     --        --         --         --       69.7
Capital contribution..........    --     --      35.0         --         --       35.0
                               -----   ----    ------     ------     ------     ------
Balances at December 31,
  2002........................ 2,000    2.0     422.6       54.2       81.5      560.3
                                                                                ------
Changes other than
  transactions with
  stockholder:
   Net income.................    --     --        --         --       18.7       18.7
   Net unrealized gains
     on investment
     securities (a)...........    --     --        --       15.9         --       15.9
                                                                                ------
       Total changes
         other than
         transactions
         with stockholder.....    --     --        --         --         --       34.6
                               -----   ----    ------     ------     ------     ------
Balances at December 31,
  2003........................ 2,000    2.0     422.6       70.1      100.2      594.9
                                                                                ------
Changes other than
  transactions with
  stockholder:
   Net income.................    --     --        --         --       79.0       79.0
   Net unrealized losses
     on investment
     securities (a)...........    --     --        --      (16.2)        --      (16.2)
                                                                                ------
       Total changes
         other than
         transactions
         with stockholder.....    --     --        --         --         --       62.8
Dividends declared............    --     --        --         --       (1.6)      (1.6)
                               -----   ----    ------     ------     ------     ------
Balances at December 31,
  2004........................ 2,000   $2.0    $422.6     $ 53.9     $177.6     $656.1
                               =====   ====    ======     ======     ======     ======

--------
(a)Presented net of deferred taxes of $8.4 million, $(8.3) million and $(30.8) million in 2004, 2003 and 2002, respectively.



                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                           Statements of Cash Flows
                         (Dollar amounts in millions)

                                            Years Ended December 31,
                                        -------------------------------
                                           2004       2003       2002
                                        ---------  ---------  ---------
Cash flows from
  operating activities:
   Net income.......................... $    79.0  $    18.7  $    12.8
   Adjustments to
     reconcile net
     income to net cash
     from operating
     activities:
       Change in future
         policy benefits...............     288.7      308.5      325.7
   Net realized
     investment (gains)
     losses............................       0.3       (3.1)      (7.5)
   Amortization of
     investment premiums
     and discounts.....................       8.1       15.8        4.4
   Acquisition costs
     deferred..........................     (59.4)     (75.6)     (71.7)
   Amortization of
     intangibles, net..................      24.7       34.3       17.2
   Deferred income taxes...............     (17.5)      27.3      (13.7)
   Change in certain
     assets and
     liabilities:
       (Increase)
         decrease in:
          Accrued
            investment
            income.....................      35.3      (15.1)       4.3
          Other assets,
            net........................       4.5       64.7      149.1
       Increase
         (decrease) in:
          Other
            policyholder
            related
            balances...................     (20.1)     (29.4)     (15.3)
          Policy and
            contract
            claims.....................     (60.8)      29.2       32.2
          Accounts
            payable and
            accrued
            expenses...................     (31.5)      69.7     (122.9)
                                        ---------  ---------  ---------
              Net cash
                from
                operating
                activities.............     251.3      445.0      314.6
                                        ---------  ---------  ---------
Cash flows from
  investing activities:
   Short-term investing
     activities, net...................      34.9         --      (29.9)
   Proceeds from sales
     and maturities of
     investments in
     securities........................     658.0      851.2    1,201.1
   Purchases of
     securities........................  (1,224.1)  (1,499.6)  (1,835.2)
   Mortgage and policy
     loan originations.................    (154.3)    (201.1)     (69.7)
   Principal collected
     on mortgage and
     policy loans......................      95.9       57.1       64.6
                                        ---------  ---------  ---------
              Net cash
                from
                investing
                activities.............    (589.6)    (792.4)    (669.1)
                                        ---------  ---------  ---------
Cash flows from
  financing activities:
   Proceeds from
     issuance of
     investment contracts..............     640.4      557.5      583.9
   Capital contribution................        --         --       35.0
   Redemption and
     benefit payments on
     investment contracts..............    (312.0)    (221.1)    (228.6)
                                        ---------  ---------  ---------
              Net cash
                from
                financing
                activities.............     328.4      336.4      390.3
                                        ---------  ---------  ---------
              Net
                increase
                (decrease)
                in cash
                and cash
                equivalents............      (9.9)     (11.0)      35.8
Cash and cash
  equivalents at
  beginning of year....................      28.3       39.3        3.5
                                        ---------  ---------  ---------
Cash and cash
  equivalents at end of
  year................................. $    18.4  $    28.3  $    39.3
                                        =========  =========  =========


                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                 Years Ended December 31, 2004, 2003, and 2002


(1)Basis of Presentation and Summary of Significant Accounting Policies

   The accompanying financial statements include the historical operations and accounts of GE Capital Life Assurance Company of New York ("GECLA-NY"). GECLA-NY (the "Company", "we", "us", or "our" unless context otherwise requires) is a wholly-owned subsidiary of General Electrical Capital Assurance Company ("GE Capital Assurance"), which, in turn, is a wholly-owned subsidiary of GNA Corporation ("GNA").

   On May 24, 2004, GE Financial Assurance Holdings, Inc., ("GEFAHI") transferred substantially all of its assets to Genworth Financial, Inc. ("Genworth"), including all of the outstanding capital stock of GNA, our indirect parent. As a result, we became an indirect, wholly-owned subsidiary of Genworth. On May 25, 2004, Genworth's Class A common stock began trading on The New York Stock Exchange. As of December 31, 2004, approximately 30% of Genworth's common stock is now owned by public stockholders. GEFAHI owns approximately 70% of Genworth's common stock as December 31, 2004.

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

  (b) Products

   Our product offerings are divided along two major segments of consumer needs: (i) Retirement Income and Investments and (ii) Protection.

   Retirement Income and Investments products include deferred annuities (variable and fixed) which are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are universal life insurance, whole life and long-term care insurance.

   We market and sell products in the State of New York through financial institutions and various agencies. During 2004, 2003 and 2002, 70%, 55%, and 78% respectively, of product sales were distributed through five financial institutions, including one financial institution, which accounted for 52%, 34%, and 55%, respectively, of total product sales.

  (c) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life products are not reported as revenues but rather as deposits and are included in liabilities for future annuity and contract benefits.

  (d) Net Investment Income and Net Realized Investment Gains and Losses

   Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return. As of December 31, 2004, all our mortgage-backed and asset-backed securities that have had subsequent revisions in yield, cash flow or prepayment assumptions were accounted for under the retrospective method.

  (e) Other Income

   Other income consists primarily of insurance charges assessed on universal life contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity policyholders based upon the daily net assets of the policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

  (f) Cash and Cash Equivalents

   Certificates, money market funds and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Balance Sheets and Statements of Cash Flows. Items with maturities greater than 90 days but less than a year are included in short-term investments.

  (g) Investment Securities

   We have designated all of our investment securities as available-for-sale and report them in our Balance Sheets at fair value. We obtain values for actively traded securities from external pricing services. For infrequently traded securities, we obtain quotes from brokers, or we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated nonowner changes in stockholder's interest and accordingly, have no effect on net income.

   We regularly review investment securities for impairment in accordance with our policy, which includes both quantitative and qualitative criteria. Quantitative criteria include length of time and amount that each security position is in an unrealized loss position, and for fixed maturities, whether the issuer is in compliance with terms and covenants of the security. Our qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Our impairment reviews involve our finance, risk and asset management teams as well as the portfolio management and research capabilities of GE Asset Management, Inc. ("GEAM") and other third party asset managers, as appropriate. We actively perform comprehensive market research, monitor market conditions and segment our investments by credit risk in order to minimize impairment risks. The risks inherent in reviewing the impairment of any investment security include the risk that market results may differ from expectations; facts and circumstances may change in the future and differ from estimates and assumptions; or we may later decide to sell an investment security before it recovers in value as a result of changed circumstances. If we change our estimate to conclude that a decline in the value of an investment security is other than temporary, we will reflect a charge for the impairment in the period our estimate changes.

  (h) Securities Lending Activity

   We engage in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

applicable securities loaned. We maintain effective control over all loaned securities and therefore, continue to report such securities as fixed maturities in the Balance Sheets.

   Cash collateral received on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in accounts payable and accrued expenses for the obligation to return the collateral. Non-cash collateral, such as a security received by us, is not reflected in our assets in the balance Sheets, as we have not or repledged or sold the collateral. The fair value of collateral held and included in other invested assets was $293.9 million and $62.4 million at December 31, 2004 and 2003, respectively. We had non-cash collateral of $5.3 million and $0 million at December 31, 2004 and 2003, respectively.

  (i) Mortgage and Policy Loans

   Mortgage and policy loans are stated at their unpaid principal balance. Mortgage loans are stated net of an allowance for estimated uncollectible amounts. The allowance for losses is determined primarily on the basis of management's best estimate of probable losses, including specific allowances for known troubled loans, if any.

  (j) Short-term Investments

   Short-term investments are stated at amortized cost, which approximates fair value. Equity securities are stated at fair value. Other long-term investments are stated generally at amortized cost.

  (k) Deferred Acquisition Costs

   Acquisition costs include costs that vary with and are primarily related to the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts -- Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions regarding mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization for annuity contracts without significant mortality risk and investment and universal life products is based on estimated gross profits and is adjusted as those estimates are revised.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserve plus anticipated future premiums and interest earnings for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves.

  (l) Intangible Assets

   Present Value of Future Profits -- In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest earnings for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves.

   Deferred Sales Inducements to Contractholders -- We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit. Our sales inducements to contractholders deferred prior to the adoption of American Institute of Certified Public Accountants ("AICPA") Statement of Position 03-1 ("SOP 03-1"), Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, which we included in unamortized deferred acquisition costs, were reinsured effective January 1, 2004.

  (m) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value. We use discounted cash flows to establish fair values. When available and as appropriate, we use comparative market multiples to corroborate discounted cash flow results. When a business within a reporting unit is disposed of, goodwill is allocated to the business using the relative fair value methodology to measure the gain or loss on disposal.

  (n) Reinsurance

   Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

  (o) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contract holders and variable life policyholders. We assess mortality risk fees and administration charges on the assets in the separate account. The separate account assets are carried at fair value and are at least equal to the liabilities that represent the policyholders' equity in those assets.

  (p) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for life insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

  (q) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process, and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

  (r) Income Taxes

   For periods prior to 2004, we filed a consolidated life insurance federal income tax return with our parent, GECA, and its other life insurance affiliates. We were subject to a tax-sharing agreement, as approved by state insurance regulators, which allocated taxes on a separate company basis but provided benefit for current utilization of losses and credits. Intercompany balances were settled at least annually.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock from GEFAHI to Genworth, we will be included in the consolidated federal income tax return of General Electric Corporation ("GE"). During this period, we will be subject to a tax-sharing arrangement that allocates tax on a separate company basis, but provides benefit for current utilization of losses and credits. Intercompany balances will be settled at least annually.

   Subsequent to the transfer of our outstanding capital stock from GEFAHI to Genworth, we will file a consolidated life insurance federal income tax return with our parent, GECA, and its other life insurance affiliates. We will be subject to a separate tax-sharing agreement, as approved by state insurance regulators, which will allocate taxes on a separate company basis but will provide benefit for current utilization of losses and credits. Intercompany balances will be settled at least annually.

   Deferred federal taxes are provided for temporary differences between the carrying amounts of assets and liabilities and their tax bases and are stated at the enacted tax rates expected to be in effect when taxes are actually paid or recovered.

  (s) Accounting Changes

   On January 1, 2004 we adopted AICPA Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 provides guidance on separate account presentation and valuation, accounting for sales inducements to contractholders and classification and valuation of long-duration contract liabilities. The cumulative effect of change in accounting principle related to adopting SOP 03-1 on net income and other comprehensive income was immaterial.

   As described in Note 5, on April 15, 2004 we reinsured our in-force variable annuity contracts, excluding the GE Retirement Answer product ("GERA(TM)"), to Union Fidelity Life Insurance Company ("UFLIC"), effective as of January 1, 2004. We have continued to sell variable annuities and are retaining that business for our own account. This reinsurance transaction for the separate account of the variable annuity is structured as modified coinsurance. As such, the separate account assets remain with us, and essentially all separate account assets and liabilities relate to variable annuity contracts. Excluding this reinsurance block, the separate account liabilities include both variable annuity and variable life insurance contracts. Investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder for assets allocated to the separate account option. Our variable contracts also include fixed accounts, which are accounted for and recognized as general account assets and liabilities. Essentially all of our separate account guarantees are death benefits.

   Our variable annuity contracts provide for a guaranteed minimum death benefit ("GMDB"), which provides a minimum account value to be paid on the annuitant's death. Our contractholders have the option to purchase, at an additional charge, a

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

GMDB rider that provides for an enhanced death benefit. The minimum death benefit that we contractually guarantee to be paid on receipt of due proof of the annuitant's death is either one of the following specified amounts or, in some cases, the greater of two or more of these amounts: (a) current account value, (b) return of premium, which is no less than net deposits made to the contract reduced by any amounts withdrawn from the policy, or (c) the highest contract value on an anniversary date ("ratchet"), adjusted for subsequent premiums and withdrawals, if any, from the policy.

   The total account value of our variable annuities with GMDBs, net of reinsurance, which includes both separate account and fixed account assets, was approximately $0 million and $74.8 million at January 1 and December 31, 2004, respectively, with related death benefit exposure (or net amount at risk) of approximately $0 million at January 1 and December 31, 2004. Account value at December 31, 2004 was made up of $34.9 million of return of premium and $39.9 million of ratchet.

   The average attained age of our variable annuity contractholders with GMDBs, weighted by net amount at risk, is 60.1 years of age as of December 31, 2004.

   The liability for our GMDBs on variable annuity contracts net of reinsurance was $0 million at December 31, 2004. Benefits paid and incurred GMDB, net of reinsurance, were $0 million for the year ended December 31, 2004.

   The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account and recognizing the excess ratably over the accumulation period based on total expected assessments. We regularly evaluate estimates used and adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

   The following assumptions were used to determine the variable annuity GMDB liability at December 31, 2004: data used was 1,000 stochastically generated investment performance scenarios; geometric mean equity growth assumed to be 8.9% and volatility assumed to be 20% for the portion of account value invested in equity securities; mortality assumed to be 95% of the 1983 Basic Table mortality; lapse rates, which vary by contract type and duration, assumed to range from 1% to 25% and correspond closely to lapse rates used for deferred acquisition cost amortization; and discount rate assumed to be 8%.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our Balance Sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contactholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the Statements of Income. There were no gains or losses on transfers of assets from the general account to the separate account.

   We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit. Our sales inducements to contractholders deferred prior to the adoption of SOP 03-1, which we included in unamortized deferred acquisition costs, were reinsured effective January 1, 2004. For the year ended December 31, 2004, we deferred new sales inducements to contractholders of $3.1 million. Deferred sales inducements to contractholders are reported as separate intangible assets and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize deferred acquisition costs. For the year ended December 31, 2004, we amortized sales inducements to contractholders of $0.1 million.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


(2)Investment Securities

  (a) Net Investment Income

   For the years ended December 31, the sources of investment income were as follows:

(Dollar amounts in millions)            2004    2003    2002
----------------------------           ------  ------  ------
Fixed maturities and equity securities $192.0  $219.0  $197.1
Mortgage and policy loans.............   31.3    30.6    26.4
                                       ------  ------  ------
Gross investment income...............  223.3   249.6   223.5
Investment expenses...................   (3.6)   (4.1)   (2.8)
                                       ------  ------  ------
Net investment income................. $219.7  $245.5  $220.7
                                       ======  ======  ======

  (b) Fixed Maturities and Equity Securities

   For the years ended December 31, sales proceeds and gross realized investment gains and losses resulting from the sales of investment securities available-for-sale were as follows:

(Dollar amounts in millions)           2004   2003    2002
----------------------------          -----  ------  ------
Gross realized investment:
   Gains............................. $ 3.4  $ 14.0  $ 33.8
   Losses, including impairments (a).  (3.7)  (10.9)  (26.3)
                                      -----  ------  ------
Net realized investment gains........ $(0.3) $  3.1  $  7.5
                                      =====  ======  ======

--------
(a)Impairments were $(0.8), $(2.7), and $(16.8) in 2004, 2003 and 2002, respectively.

   Net unrealized gains and losses on investment securities classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and deferred acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale securities are reflected as a separate component of stockholder's interest at December 31 and are summarized as follows:

   Net unrealized gains (losses) on available-for-sale investment securities before adjustments:

(Dollar amounts in millions)                                                       2004    2003    2002
----------------------------                                                      ------  ------  ------
Fixed maturities................................................................. $115.9  $163.8  $ 90.0
Equity securities................................................................    6.1     4.1    (4.3)
                                                                                  ------  ------  ------
   Subtotal......................................................................  122.0   167.9    85.7
Adjustments to the present value of future profits and deferred acquisition costs  (39.1)  (60.4)   (2.4)
Deferred income taxes............................................................  (29.0)  (37.4)  (29.1)
                                                                                  ------  ------  ------
   Net unrealized gains on available-for-sale investment securities.............. $ 53.9  $ 70.1  $ 54.2
                                                                                  ======  ======  ======

   The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in stockholder's interest is as follows:

(Dollar amounts in millions)                                                                              2004    2003   2002
----------------------------                                                                             ------  -----  -----
Net unrealized gains (losses) on investment securities as of January 1.................................. $ 70.1  $54.2  $(2.7)
Unrealized gains (losses) on investment securities -- net of deferred taxes of $8.3, $(9.5), and $(33.4)  (16.0)  17.9   61.8
Reclassification adjustments to net realized investment losses, net of deferred taxes of $0.1, $1.2
  and $2.6..............................................................................................   (0.2)  (2.0)  (4.9)
                                                                                                         ------  -----  -----
Net unrealized gains on investment securities as of December 31......................................... $ 53.9  $70.1  $54.2
                                                                                                         ======  =====  =====

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


   At December 31, the amortized cost, gross unrealized gains and losses, and fair values of our fixed maturities and equity securities available-for-sale were as follows:

                                                                  Gross      Gross
2004                                                  Amortized Unrealized Unrealized  Fair
(Dollar amounts in millions)                            Cost      Gains      Losses    Value
----------------------------                          --------- ---------- ---------- --------
Fixed maturities:
   U.S. government and agency........................ $   21.7    $  2.2     $   --   $   23.9
   Non-U.S. government...............................     50.8       3.6         --       54.4
   Non-U.S. corporate................................    352.5      14.0       (1.3)     365.2
   U.S. corporate....................................  1,471.1      58.7       (5.2)   1,524.6
   Public utilities..................................    504.5      31.2       (0.7)     535.0
   Mortgage-backed...................................  1,046.7      16.3       (4.5)   1,058.5
   Asset-backed......................................    153.6       1.7       (0.1)     155.2
                                                      --------    ------     ------   --------
       Total fixed maturities........................  3,600.9     127.7      (11.8)   3,716.8
   Non-redeemable preferred stock....................     41.2       6.2       (0.1)      47.3
                                                      --------    ------     ------   --------
          Total available-for-sale securities........ $3,642.1    $133.9     $(11.9)  $3,764.1
                                                      ========    ======     ======   ========

                                                                  Gross      Gross
2003                                                  Amortized Unrealized Unrealized  Fair
(Dollar amounts in millions)                            Cost      Gains      Losses    Value
----------------------------                          --------- ---------- ---------- --------
Fixed maturities:
   U.S. government and agency........................ $   31.7    $  1.2     $   --   $   32.9
   Non-U.S. government...............................     42.2       2.4       (0.1)      44.5
   Non-U.S. corporate................................    454.0      21.3       (2.8)     472.5
   U.S. corporate....................................  1,875.0      92.6      (13.3)   1,954.3
   Public utilities..................................    639.8      44.5       (2.3)     682.0
   Mortgage-backed...................................    670.0      17.2       (3.7)     683.5
   Asset-backed......................................    271.2       7.0       (0.2)     278.0
                                                      --------    ------     ------   --------
       Total fixed maturities........................  3,983.9     186.2      (22.4)   4,147.7
   Non-redeemable preferred stock....................     41.3       4.2       (0.1)      45.4
                                                      --------    ------     ------   --------
          Total available-for-sale securities........ $4,025.2    $190.4     $(22.5)  $4,193.1
                                                      ========    ======     ======   ========

   We regularly review each investment security for impairment in accordance with our impairment policy, which includes both quantitative and qualitative criteria. Quantitative measures include length of time and amount that each security position is in an unrealized loss position and for fixed maturity securities, whether the issuer is in compliance with terms and covenants of the security. Our qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Our impairment reviews involve our finance, risk, and asset management teams as well as the portfolio management and research capabilities of GEAM and other third party asset managers, as appropriate. Our qualitative review attempts to identify those issuers with a greater than 50% chance of default in the coming twelve months. These securities are characterized as "at-risk" of impairment. As of December 31, 2004, securities "at risk" of impairment had aggregate unrealized losses of approximately $1.1 million.

   For fixed maturity securities, we recognize an impairment charge to earnings in the period in which we determine that we do not expect to either collect principal and interest in accordance with the contractual terms of the instruments or to recover based on underlying collateral values and considering events such as payment default, bankruptcy or disclosure of fraud. For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

its duration. In any event, this period does not exceed 18 months for common equity securities. We measure impairment charges based on the difference between the book value of the security and its fair value. Fair value is based on quoted market price, except for certain infrequently traded securities where we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values.

   During 2004, 2003 and 2002, we recognized impairment losses of $0.8 million, $2.7 million and $16.8 million, respectively. We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, we sell securities in the normal course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements.

   The following table presents the gross unrealized losses and estimated fair values of our investment securities, on a historical basis, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, at December 31,

2004
(Dollar amounts in millions)                           Less than 12 Months
----------------------------          -----------------------------------------------------
                                                                Gross
                                       Amortized              unrealized % Below    # of
                                      cost or cost Fair value   losses    cost   securities
Description of Securities             ------------ ---------- ---------- ------- ----------
Fixed maturities:
   Non-U.S. government...............    $  2.0      $  2.0     $  --       --        3
   U.S. corporate....................     211.7       209.2      (2.5)     1.2%      57
   Non-U.S. corporate................      74.0        73.0      (1.0)     1.4%      16
   Asset Backed......................      10.9        10.8      (0.1)     0.9%       5
   Mortgage Backed...................     431.5       427.3      (4.2)     1.0%      64
                                         ------      ------     -----      ---      ---
Total temporarily impaired securities    $730.1      $722.3     $(7.8)     1.1%     145
                                         ======      ======     =====      ===      ===
% Below cost-Fixed maturities
   (less than) 20% Below cost........    $730.1      $722.3     $(7.8)     1.1%     145
   20-50% Below cost.................        --          --        --       --       --
   (greater than) 50% Below cost.....        --          --        --       --       --
                                         ------      ------     -----      ---      ---
Total fixed maturities...............    $730.1      $722.3     $(7.8)     1.1%     145
                                         ======      ======     =====      ===      ===
Investment Grade.....................    $712.2      $704.8     $(7.4)     1.0%     137
Below Investment Grade...............      15.9        15.6      (0.3)     1.9%       7
Not rated-fixed maturities...........       2.0         1.9      (0.1)     5.0%       1
                                         ------      ------     -----      ---      ---
Total................................    $730.1      $722.3     $(7.8)     1.1%     145
                                         ======      ======     =====      ===      ===

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


2004
(Dollar amounts in millions)                            12 Months or More
----------------------------          -----------------------------------------------------
                                                                Gross
                                       Amortized              unrealized % Below    # of
                                      cost or cost Fair value   losses    cost   securities
Description of Securities             ------------ ---------- ---------- ------- ----------
Fixed maturities:
   U.S. corporate....................    $39.8       $36.5      $(3.3)     8.3%      14
   Non-U.S. corporate................      9.5         9.1       (0.4)     4.2%       3
   Mortgage Backed...................      8.6         8.3       (0.3)     3.5%       6
                                         -----       -----      -----     ----       --
   Subtotal, fixed maturities........     57.9        53.9       (4.0)     6.9%      23
   Equity securities.................      1.5         1.4       (0.1)     6.7%       1
                                         -----       -----      -----     ----       --
Total temporarily impaired securities    $59.4       $55.3      $(4.1)     6.9%      24
                                         =====       =====      =====     ====       ==
% Below cost-Fixed maturities
   (less than) 20% Below cost........    $54.1       $51.3      $(2.8)     5.2%      21
   20-50% Below cost.................      3.8         2.6       (1.2)    31.6%       2
   (greater than) 50% Below cost.....       --          --         --       --       --
                                         -----       -----      -----     ----       --
Total fixed maturities...............     57.9        53.9       (4.0)     6.9%      23
                                         -----       -----      -----     ----       --
% Below cost-Equity securities
   (less than) 20% Below cost........      1.5         1.4       (0.1)     6.7%       1
   20-50% Below cost.................       --          --         --       --       --
   (greater than) 50% Below cost.....       --          --         --       --       --
                                         -----       -----      -----     ----       --
Total equity securities..............      1.5         1.4       (0.1)     6.7%       1
                                         -----       -----      -----     ----       --
Total temporarily impaired securities    $59.4       $55.3      $(4.1)     6.9%      24
                                         =====       =====      =====     ====       ==
Investment Grade.....................    $41.3       $39.6      $(1.7)     4.1%      17
Below Investment Grade...............     16.6        14.3       (2.3)    13.9%       6
Not rated equities...................      1.5         1.4       (0.1)     6.7%       1
                                         -----       -----      -----     ----       --
Total................................    $59.4       $55.3      $(4.1)     6.9%      24
                                         =====       =====      =====     ====       ==

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

2003
(Dollar amounts in millions)                           Less than 12 Months
----------------------------          -----------------------------------------------------
                                                                Gross
                                       Amortized              unrealized % Below    # of
                                      cost or cost Fair value   losses    cost   securities
Description of Securities             ------------ ---------- ---------- ------- ----------
Fixed maturities:
   U.S. corporate....................    $467.3      $455.5     $(11.8)    2.5%     115
   Non-U.S. government...............       4.7         4.6       (0.1)    2.1%       8
   Non-U.S. corporate................     136.1       133.5       (2.6)    1.9%      35
   Asset Backed......................      10.2        10.0       (0.2)    2.0%       2
   Mortgage Backed...................     204.4       200.7       (3.7)    1.8%      41
                                         ------      ------     ------     ---      ---
Subtotal, fixed maturities...........     822.7       804.3      (18.4)    2.2%     201
Equity securities....................       1.4         1.3       (0.1)    7.1%       1
                                         ------      ------     ------     ---      ---
Total temporarily impaired securities    $824.1      $805.6     $(18.5)    2.2%     202
                                         ======      ======     ======     ===      ===
% Below cost-Fixed maturities
   (less than) 20% Below cost........    $822.7      $804.3     $(18.4)    2.2%     201
   20-50% Below cost.................        --          --         --      --       --
   (greater than) 50% Below cost.....        --          --         --      --       --
                                         ------      ------     ------     ---      ---
Total fixed maturities...............     822.7       804.3      (18.4)    2.2%     201
                                         ------      ------     ------     ---      ---
% Below cost-equity securities
   (less than) 20% Below cost........       1.4         1.3       (0.1)    7.1%       1
   20-50% Below cost.................        --          --         --      --       --
   (greater than) 50% Below cost.....        --          --         --      --       --
                                         ------      ------     ------     ---      ---
Total equity securities..............       1.4         1.3       (0.1)    7.1%       1
                                         ------      ------     ------     ---      ---
Total temporarily impaired securities    $824.1      $805.6     $(18.5)    2.2%     202
                                         ======      ======     ======     ===      ===
Investment grade.....................    $765.3      $748.6     $(16.7)    2.2%     181
Below investment grade...............      46.9        45.3       (1.6)    3.4%      17
Not rated-fixed maturities...........      10.5        10.4       (0.1)    1.0%       3
Not rated-equities...................       1.4         1.3       (0.1)    7.1%       1
                                         ------      ------     ------     ---      ---
Total................................    $824.1      $805.6     $(18.5)    2.2%     202
                                         ======      ======     ======     ===      ===

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


2003
(Dollar amounts in millions)                            12 Months or More
----------------------------          -----------------------------------------------------
                                                                Gross
                                       Amortized              unrealized % Below    # of
                                      cost or cost Fair value   losses    cost   securities
Description of Securities             ------------ ---------- ---------- ------- ----------
Fixed maturities:
   U.S. corporate....................    $36.3       $32.7      $(3.6)     9.9%      11
   Non-U.S. corporate................      5.0         4.6       (0.4)     8.0%       1
                                         -----       -----      -----     ----       --
Total temporarily impaired securities    $41.3       $37.3      $(4.0)     9.7%      12
                                         =====       =====      =====     ====       ==
% Below cost-Fixed maturities
   (less than) 20% Below cost........    $41.3       $37.3      $(4.0)     9.7%      12
   20-50% Below cost.................       --          --         --       --       --
   (greater than) 50% Below cost.....       --          --         --       --       --
                                         -----       -----      -----     ----       --
Total fixed maturities...............    $41.3       $37.3      $(4.0)     9.7%      12
                                         =====       =====      =====     ====       ==
Investment grade.....................    $13.7       $12.7      $(1.0)     7.3%       5
Below investment grade...............     27.6        24.6       (3.0)    10.9%       7
Not rated fixed maturities...........       --          --         --       --       --
                                         -----       -----      -----     ----       --
Total................................    $41.3       $37.3      $(4.0)     9.7%      12
                                         =====       =====      =====     ====       ==

   The investment securities in an unrealized loss position for less than twelve months, account for $7.8 million or 65.5% of the total unrealized losses. Of the securities in this category, there are no securities with an unrealized loss in excess of $1.0 million.

   The investment securities in an unrealized loss position for twelve months or more account for $4.1 million or 34.5% of the total unrealized losses. There are 11 fixed maturity securities in three industry groups that account for $2.6 million or 63.4% of the unrealized losses in this category. Of the securities in this category, there are no securities with an unrealized loss in excess of $2.0 million.

   Five of these 11 securities are in the finance and insurance sector. Within this sector, no single issuer has unrealized losses greater than $0.2 million. The unrealized losses of the securities are due to a higher interest rate environment for the year ended December 31, 2004.

   Three of these 11 securities are in the transportation sector and are related to the airline industry. One hundred percent of our airline securities are collateralized by commercial aircraft associated with seven domestic airlines. The collateral underlying these securities consists of commercial jet aircraft. We believe these security holdings are in a loss position as a result of ongoing negative market reaction to difficulties in the commercial airline industry.

   The remaining three of these 11 securities are in the consumer cyclical sector. Within this sector, no single issuer has unrealized losses greater than $0.2 million.

   We review all of our investment securities routinely and provide for all amounts that we do not expect either to collect in accordance with the contractual terms of the instruments or to recover based on underlying collateral values.

   The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2004 follows. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


                                        Amortized   Estimated
(Dollar amounts in millions)           cost or cost fair value
----------------------------           ------------ ----------
Due in one year or less...............   $  140.2    $  142.7
Due after one year through five years.      888.9       921.9
Due after five years through ten years      697.2       718.4
Due after ten years...................      674.3       720.1
                                         --------    --------
Subtotal..............................    2,400.6     2,503.1
Mortgaged and asset backed securities.    1,200.3     1,213.7
                                         --------    --------
Totals................................   $3,600.9    $3,716.8
                                         ========    ========

   Our investments (excluding mortgage and asset-backed securities) subject to certain call provisions were $247.7 million and $261.7 million at December 31, 2004 and 2003, respectively.

   As required by law, we have investments on deposit with governmental authorities and banks for the protection of policyholders of $0.5 million and $0.6 million at December 31, 2004 and December 31, 2003, respectively.

   As of December 31, 2004, securities issued by finance and insurance, utilities and energy and consumer -- non cyclical industry groups represented approximately 25%, 23% and 14% of our domestic and foreign corporate fixed maturities portfolio, respectively. No other industry group comprises more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   At December 31, 2004, we did not hold any fixed maturity securities that exceeded 10% of stockholder's interest.

   The Securities Valuation Office of the National Association of Insurance Commissioners (NAIC) evaluates bond investments of U.S. insurers for regulatory reporting purposes and assigns securities to one of six investment categories called "NAIC designations." The NAIC designations parallel the credit ratings of the Nationally Recognized Statistical Rating Organizations for marketable bonds. NAIC designations 1 and 2 include bonds considered investment grade (rated "Baa3" or higher by Moody's, or rated "BBB-" or higher by S&P) by such rating organizations. NAIC designations 3 through 6 include bonds considered below investment grade (rated "Ba1" or lower by Moody's, or rated "BB+" or lower by S&P).

   The following table presents our fixed maturities by NAIC and/or equivalent ratings of the Nationally Recognized Statistical Rating Organizations, as well as the percentage, based upon estimated fair value, that each designation comprises. Our non-U.S. fixed maturities generally are not rated by the NAIC and are shown based upon the equivalent rating of the Nationally Recognized Statistical Rating Organizations. Similarly, certain privately placed fixed maturities that are not rated by the Nationally Recognized Statistical Rating Organizations are shown based upon their NAIC designation. Certain fixed maturities, primarily non-U.S. fixed maturities, are not rated by the NAIC or the Nationally Recognized Statistical Rating Organizations and are so designated.

(Dollar amounts in millions)            2004                       2003
---------------------------- -------------------------  -------------------------
            Rating Agency
  NAIC       Equivalent      Amortized  Fair            Amortized  Fair
 Rating      Designation       cost     Value   Percent   cost     Value   Percent
 ------     -------------    --------- -------- ------- --------- -------- -------
    1     Aaa/Aa/A.......... $2,280.4  $2,335.7   62.8% $2,306.9  $2,391.4   57.6%
    2     Baa...............  1,111.6   1,163.0   31.3%  1,433.9   1,507.7   36.4%
    3     Ba................    168.5     177.2    4.8%    157.1     164.9    4.0%
    4     B.................     33.6      35.8    1.0%     62.6      61.6    1.5%
    5     Caa and lower.....      6.8       5.1    0.1%     13.0      11.7    0.3%
    6     In or near default       --        --     --       1.4       1.4     --
Not Rated Not rated.........       --        --     --       9.0       9.0    0.2%
                             --------  --------  -----  --------  --------  -----
          Totals............ $3,600.9  $3,716.8  100.0% $3,983.9  $4,147.7  100.0%
                             ========  ========  =====  ========  ========  =====

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


   At December 31, 2004 and 2003, there were no fixed maturities in default (issuer has missed a coupon payment or entered bankruptcy).

  (c) Mortgage and Other Loans

   At December 31, 2004 and 2003, our US Mortgage Loan portfolio was $543.3 million and $485.5 million, net of allowance of $4.7 million and $4.2 million, respectively.

   At December 31, 2004 and 2003, respectively, we held $125.1 million and $132.1 million in US Mortgages secured by real estate in California, comprising 23.0% and 27.0% of the total mortgage portfolio. For the years ended December 31, 2004 and 2003 respectively, we originated $29.1 million and $50.4 million of mortgages secured by real estate in California, which represent 20.5% and 25.0%, of our total US originations for those years.

   As of December 31, 2004 and 2003, we were committed to fund $21.5 million and $1.4 million, respectively, in U.S. mortgage loans.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases, or large groups of smaller-balance homogenous loans, and therefore applies principally to our commercial loans.

   Under these principles, we may have two types of "impaired" loans: loans requiring allowances for losses (none as of December 31, 2004 and 2003) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($5.5 million as of December 31, 2004 and $1.3 million as of December 31, 2003). Average investment in impaired loans during 2004 was $2.2 million. Average investment in impaired loans during 2003 was $0.3 million. There was no average investment in impaired loans during 2002. Interest income recognized on these loans while they were considered impaired was insignificant in each of the three years.

   The following table presents the activity in the allowance for losses during the years ended December 31:

(Dollar amounts in millions)            2004   2003  2002
----------------------------           -----  -----  ----
Balance at January 1.................. $ 4.2  $ 3.0  $2.6
Provision charged to operations.......   1.4    2.0   0.4
Amounts written off, net of recoveries  (0.9)  (0.8)   --
                                       -----  -----  ----
Balance at December 31................ $ 4.7  $ 4.2  $3.0
                                       =====  =====  ====

   The allowance for losses on mortgage loans at December 31, 2004, 2003, and 2002 represented 0.9% of gross mortgage loans for all periods.

   There were no non-income producing mortgage loans as of December 31, 2004, 2003 and 2002.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


(3)Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31, was as follows:

(Dollar amounts in millions)                                                2004    2003    2002
----------------------------                                               ------  ------  ------
Unamortized balance at January 1.......................................... $288.5  $236.7  $180.1
Costs deferred............................................................   59.4    75.6    71.7
Amortization, net.........................................................  (23.3)  (23.8)  (15.1)
Amounts transferred in connection with reinsurance transactions with UFLIC  (51.9)     --      --
                                                                           ------  ------  ------
Unamortized balance at December 31........................................  272.7   288.5   236.7
Cumulative effect of net unrealized investment gains......................  (37.0)  (56.4)   (2.6)
                                                                           ------  ------  ------
Balance at December 31.................................................... $235.7  $232.1  $234.1
                                                                           ======  ======  ======

(4)Intangible Assets and Goodwill

   At December 31, 2004 and 2003 the gross carrying amount and accumulated amortization of intangibles subject to amortization were as follows:

                                                         2004                        2003
                                              --------------------------  --------------------------
                                              Gross carrying Accumulated  Gross carrying Accumulated
(Dollar amounts in millions)                      amount     amortization     amount     amortization
----------------------------                  -------------- ------------ -------------- ------------
Present value of future profits ("PVFP").....     $68.8         $(61.7)       $143.3        $(60.4)
Deferred sales inducements to contractholders       3.1           (0.1)           --            --
                                                  -----         ------        ------        ------
Total........................................     $71.9         $(61.8)       $143.3        $(60.4)
                                                  =====         ======        ======        ======

  (a) Present Value of Future Profits (PVFP)

   The method used by us to value PVFP in connection with acquisitions is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

   The following table presents the activity in PVFP for the years ended December 31:

(Dollar amounts in millions)                                                2004    2003    2002
----------------------------                                               ------  ------  -----
Unamortized balance at January 1.......................................... $ 86.9  $ 97.4  $99.5
Interest accreted at 0.9%, 6.9% and 7.2%, respectively....................    0.4     6.3    7.1
Amortization..............................................................   (1.8)  (16.8)  (9.2)
Amounts transferred in connection with reinsurance transactions with UFLIC  (76.3)     --     --
                                                                           ------  ------  -----
Unamortized balance at December 31........................................    9.2    86.9   97.4
Cumulative effect of net unrealized investment gains (losses).............   (2.1)   (4.0)   0.2
                                                                           ------  ------  -----
Balance at December 31.................................................... $  7.1  $ 82.9  $97.6
                                                                           ======  ======  =====

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


   The estimated percentage of the December 31, 2004 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

2005.......................... 18.0%
2006.......................... 17.1%
2007.......................... 15.2%
2008.......................... 13.0%
2009.......................... 11.0%

  (b) Goodwill

   Effective January 1, 2002, goodwill is no longer amortized but is tested for impairment using a fair value methodology at least annually at the reporting unit level. No impairment charge was recognized in 2004, 2003 or 2002. Goodwill balance, net of accumulated amortization, was comprised of the following at December 31, 2004 and 2003:

(Dollar amounts in millions)
----------------------------
Retirement Income and Investments $25.3
Protection.......................  28.8
Corporate and Other..............    --
                                  -----
Total............................ $54.1
                                  =====

(5)Reinsurance

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC, an indirect, wholly-owned subsidiary of GE, in-force blocks of structured settlements, substantially all of our in-force blocks of variable annuities and a block of long-term care insurance policies that we reinsured in 2000 from Travelers Insurance Company, a subsidiary of Citigroup, Inc. ("Travelers"). Our in-force variable annuity contracts, excluding the GERA(TM) product that was not reinsured, had aggregate general account reserves of $280.6 million and $287.0 million as of December 31, 2004 and December 31, 2003, respectively. Our in-force structured settlements reinsured had aggregate policyholder reserves of $390.5 million and $386.1 million as of December 31, 2004 and December 31, 2003, respectively. The block of long-term care insurance policies that we reinsured in 2000 from Travelers of business had aggregate reserves of $513.2 million and $455.0 million as of December 31, 2004 and December 31, 2003, respectively. The reinsurance transactions with UFLIC were completed and accounted for at book value. We transferred investment assets to UFLIC in exchange for the reinsurance recoverable asset from UFLIC in the amount of $1.1 billion at January 1, 2004. As of December 31, 2004, we had $169.9 million in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC will be reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts will be determined by expense studies to be conducted periodically.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee will administer the trust accounts and we will be permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


   Certain policy risks are reinsured with other insurance companies to limit the amount of loss exposure. Reinsurance contracts do not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, at December 31, 2004, we had no significant concentrations of variable annuity net at risk reinsurer that could have a material impact on our results of operations.

   We have a reinsurance agreement with an affiliated company whereby we assumed all liabilities and future premiums related to the affiliate's New York business. Certain fixed maturities with a fair value of $46.4 million and $31.7 million at December 31, 2004 and 2003, respectively were held in trust for the benefit of policyholders.

   The maximum amount of individual ordinary life insurance normally retained by us on any one life may not exceed $0.2. million. Net life insurance in force as of December 31 is summarized as follows:

(Dollar amounts in millions)          2004   2003   2002
----------------------------         -----  -----  ------
Direct life insurance in force...... $12.8  $ 8.4  $  3.1
Amounts assumed from other companies  83.9   90.1    97.1
Amounts ceded to other companies....  (2.4)    --      --
                                     -----  -----  ------
Net life insurance in force......... $94.3  $98.5  $100.2
                                     -----  -----  ------
Percentage of amount assumed to net.  89.0%  91.5%   96.9%
                                     =====  =====  ======

   The effects of reinsurance on premiums written and earned for the years ended December 31 were as follows:

                                            Written                 Earned
                                    ----------------------  ----------------------
(Dollar amounts in millions)         2004    2003    2002    2004    2003    2002
----------------------------        ------  ------  ------  ------  ------  ------
Direct............................. $184.4  $162.5  $143.4  $180.6  $162.9  $140.0
Assumed............................   83.7    78.7    82.2    84.4    80.1    86.7
Ceded..............................  (71.5)   (6.5)   (5.2)  (71.9)   (6.5)   (5.2)
                                    ------  ------  ------  ------  ------  ------
Net premiums....................... $196.6  $234.7  $220.4  $193.1  $236.5  $221.5
                                    ======  ======  ======  ======  ======  ======
Percentage of amount assumed to net                           43.7%   33.9%   39.1%
                                                            ======  ======  ======

   Reinsurance recoveries recognized as a reduction of benefits amounted to $295.0 million, $15.8 million and $14.9 million during 2004, 2003, and 2002, respectively.

(6)Future Annuity and Contract Benefits

  (a) Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management. At December 31, 2004 and 2003, investment contract liabilities totaled $3,750.4 million and $3,305.4 million, respectively.

  (b) Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity, and other assumptions, which were appropriate at the time the policies were issued

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Any changes in the estimated liability are reflected in income as estimates are revised. At December 31, 2004 and 2003, insurance contract liabilities totaled $1,175.2 million and $994.3 million, respectively.

  (c) Universal Life

   Universal Life contracts are broadly defined to include contracts that provide either death or annuity benefits and have features which may include various policyholder changes, credited interest, and/or variable premiums. At December 31, 2004 and 2003, universal life contract liabilities totaled $9.4 million and $10.0 million, respectively.

(7)Related-Party Transactions

   We receive administrative services from certain affiliates for which progress payments for these services are made monthly. For the years ended December 31, 2004, 2003, and 2002, these services were valued at $17.6 million, $25.4 million and $27.2 million, respectively.

   In 2002, we entered into an investment management agreement with GEAM under which we incurred expenses of $0.8 million and $3.9 million payable to GEAM as compensation for the investment services during 2004 and 2003, respectively.

   During each of 2004, 2003 and 2002 we collected $3.1 million, $3.0 million, and $2.5 million, respectively of premiums from various GE affiliates for long-term care insurance provided to employees of such affiliates.

   During 2002, we received capital contributions of $35.0 million from GE Capital Assurance as reflected in the Statements of Stockholder's Interest.

   During 2002, we sold certain securities to an affiliate at a fair value established as if it were an arms-length, third party transaction, which resulted in a gain of $0.8 million.

(8)Income Taxes

   The total provision (benefit) for income taxes for the years ended December 31 consisted of the following components:

(Dollar amounts in millions)     2004    2003    2002
----------------------------    ------  ------  ------
Current federal income tax..... $ (4.8) $(17.6) $ 14.1
Deferred federal income tax....  (17.4)   27.6   (13.7)
                                ------  ------  ------
   Subtotal-federal income tax.  (22.2)   10.0     0.4
Current state income tax.......   (3.5)     --      --
                                ------  ------  ------
       Total income tax........ $(25.7) $ 10.0  $  0.4
                                ======  ======  ======

   The reconciliation of the federal statutory tax rate to the effective income tax rate is as follows:

(Dollar amounts in millions)                        2004   2003   2002
----------------------------                       -----   ----  -----
Statutory U.S federal income tax rate.............  35.0%  35.0%  35.0%
Reinsurance transaction with UFLIC................ (78.5)    --     --
IRS Settlement (a)................................    --     --  (32.5)
State income tax, net of federal income tax effect  (4.3)    --     --
Other, net........................................  (0.4)  (0.3)   0.5
                                                   -----   ----  -----
Effective rate.................................... (48.2)% 34.7%   3.0%
                                                   =====   ====  =====

--------
(a)In 2002, we reached a favorable settlement with the Internal Revenue Service regarding the treatment of certain reserves for obligations to policyholders on life insurance contracts resulting in a benefit of $4.3 million.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


   The components of the net deferred income tax liability at December 31 are as follows:

(Dollar amounts in millions)                       2004   2003
----------------------------                      ------ ------
Assets:
   Investments................................... $   -- $  4.6
   Accrued commissions and general expenses......    6.9     --
   Future annuity and contract benefits..........   77.4  101.2
   Other, net....................................    4.9     --
                                                  ------ ------
       Total deferred income tax assets..........   89.2  105.8
                                                  ------ ------
Liabilities:
   Net unrealized gains on investment securities.   29.0   37.4
   Investments...................................    1.2     --
   Present value of future profits...............    4.0   29.2
   Deferred acquisition costs....................   69.6   97.6
   Other, net....................................   20.5    2.4
                                                  ------ ------
       Total deferred income tax liability.......  124.3  166.6
                                                  ------ ------
   Net deferred income tax liability............. $ 35.1 $ 60.8
                                                  ====== ======

   The significant changes in our deferred tax components related to insurance reserves, deferred acquisition costs, present value of future profits and investments are directly attributable to the reinsurance transactions with UFLIC.

   Based on an analysis of our tax position, management believes it is more likely than not that reversing deferred tax liabilities, the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling us to realize our gross deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   We paid (received) $(20.4) million, $(2.9) million and $13.9 million for federal and state income taxes in 2004, 2003, and 2002, respectively.

   At December 31, 2004 and 2003, the current income tax receivable with affiliates, included in other assets was $6.2 million and $18.5 million, respectively.

(9)Litigation

   The Company is a defendant in various cases of litigation considered to be in the normal course of business. The Company believes that the outcome of such litigation will not have a material adverse impact on our financial condition or results of operations.

(10)Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the Balance Sheets at fair value are not included in the following disclosures; such items include cash and cash equivalents, investment securities, and separate accounts. Although management has made every effort to develop the fairest representation of fair value for this section, it would be unusual if the estimates could actually have been realized at December 31, 2004 and 2003.

   A description of how fair values are estimated follows:

   Mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using rates at which similar loans would have been made to similar borrowers.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


   Investment contract benefits. Based on expected future cash flows, considering expected renewal premiums, claims, refunds and servicing costs, discounted at a current market rate.

   Information about certain financial instruments that were not carried at fair value at December 31, 2004 and 2003, is summarized as follows:

                                                            2004                         2003
                                                    Assets (Liabilities)         Assets (Liabilities)
                                                ---------------------------- ----------------------------
                                                Notional Carrying Estimated  Notional Carrying Estimated
(Dollar amounts in millions)                     Amount   Amount  Fair Value  Amount   Amount  Fair Value
----------------------------                    -------- -------- ---------- -------- -------- ----------
Assets:
Mortgage Loans.................................     (a)  $  543.3  $  568.4      (a)  $  485.5  $  508.5
Policy Loans...................................               1.0       1.0                1.3       1.3
Liabilities:
Investment Contracts...........................     (a)  $3,750.4  $3,631.8      (a)  $3,305.4  $3,176.0
Other firm commitments:
Ordinary course of business lending commitments  $21.5         --        --    $1.4         --        --

--------
(a)These financial instruments do not have notional amounts.

(11)Restrictions on Dividends

   State insurance departments that regulate life insurance companies recognize only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under law, and for determining whether its financial condition warrants the payment of a dividend to its stockholders. The maximum amount of dividends, which can be paid by State of New York insurance companies to stockholders without prior approval of the Insurance Commissioner, is subject to certain restrictions. No dividend payout may be made without prior approval.

(12)Supplementary Financial Data

   We file financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholder's interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by the state insurance authority. We have no significant permitted accounting practices.

   Unaudited statutory net loss for the years ended December 31, 2004, 2003, and 2002 was $19.8 million, $32.4 million and $32.3 million, respectively. Unaudited statutory capital and surplus was $268.1 million and $138.1 million as of December 31, 2004 and 2003, respectively. In 2004, statutory capital and surplus increased by $130.0 million primarily related to the deferral of a gain related to the treaty with UFLIC of $154.0 million, partially offset by $19.8 million statutory net loss.

   The NAIC has adopted Risk-Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with:
(1) asset risk, (2) insurance risk, (3) interest rate risk, and (4) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. At December 31, 2004, we had total adjusted capital in excess of amounts requiring company action or any level of regulatory action at any prescribed RBC level.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


(13)Operating Segment Information

   We conduct our operations through three business segments: (1) Retirement Income and Investments, which includes our fixed and variable annuities, variable life and interest sensitive life insurance, and (2) Protection, which includes our long-term care insurance. (3) Corporate and Other includes net realized investment gains (losses), interest expenses and unallocated corporate income and expenses. See Note 1 for further discussion of our principal products.

   The following is a summary of industry segment activity for 2004, 2003, and 2002:

2004 -- Segment Data
--------------------
                                                                   Retirement
                                                                    Income &              Corporate and
(Dollar amounts in millions)                                       Investments Protection     Other       Total
----------------------------                                       ----------- ---------- ------------- --------
Revenues:
Net investment income.............................................  $  186.8    $   31.9     $  1.0     $  219.7
Premiums..........................................................      79.0       114.1         --        193.1
Net realized investment (loss)....................................        --          --       (0.3)        (0.3)
Other income......................................................       3.6         0.8        0.8          5.2
                                                                    --------    --------     ------     --------
Total revenues....................................................     269.4       146.8        1.5        417.7
                                                                    --------    --------     ------     --------
Benefits and expenses:
Interest credited.................................................     120.4         0.5         --        120.9
Benefits and other changes in policy reserves.....................      82.9        97.6         --        180.5
Underwriting, acquisition and insurance expenses, net of deferrals      17.1        20.0        1.2         38.3
Amortization of deferred acquisition costs and intangibles........      20.3         4.4         --         24.7
                                                                    --------    --------     ------     --------
   Total benefits and expenses....................................     240.7       122.5        1.2        364.4
                                                                    --------    --------     ------     --------
   Income before income taxes.....................................      28.7        24.3        0.3         53.3
   Provision (benefit) for income taxes...........................      10.3         8.5      (44.5)       (25.7)
                                                                    --------    --------     ------     --------
   Net income.....................................................  $   18.4    $   15.8     $ 44.8     $   79.0
                                                                    ========    ========     ======     ========
Total assets......................................................  $4,711.3    $1,240.5     $484.7     $6,436.5
                                                                    ========    ========     ======     ========

2003 -- Segment Data
--------------------
                          Retirement
(Dollar amounts in         Income &              Corporate and
millions)                 Investments Protection     Other      Total
---------                 ----------- ---------- ------------- --------
Revenues:
Net investment income
  (loss).................  $  206.3    $   51.5     $(12.3)    $  245.5
Premiums.................      63.0       173.5         --        236.5
Net realized investment
  gains..................        --          --        3.1          3.1
Other income.............       2.0         0.8         --          2.8
                           --------    --------     ------     --------
Total revenues...........     271.3       225.8       (9.2)       487.9
                           --------    --------     ------     --------
Benefits and expenses:
Interest credited........     142.2         0.5         --        142.7
Benefits and other
  changes in policy
  reserves...............      84.0       169.2         --        253.2
Underwriting,
  acquisition and
  insurance expenses,
  net of deferrals.......       6.0        26.7       (3.7)        29.0
Amortization of deferred
  acquisition costs and
  intangibles............      19.8        14.5         --         34.3
                           --------    --------     ------     --------
   Total benefits and
     expenses............     252.0       210.9       (3.7)       459.2
                           --------    --------     ------     --------
   Income before income
     taxes...............      19.3        14.9       (5.5)        28.7
   Provision (benefit)
     for income taxes....       7.0         5.3       (2.3)        10.0
                           --------    --------     ------     --------
   Net income (loss).....  $   12.3    $    9.6     $ (3.2)    $   18.7
                           ========    ========     ======     ========
Total assets.............  $4,080.9    $1,165.8     $209.6     $5,456.3
                           ========    ========     ======     ========

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

2002 -- Segment Data
--------------------
                                                                   Retirement
                                                                    Income &              Corporate and
(Dollar amounts in millions)                                       Investments Protection     Other     Total
----------------------------                                       ----------- ---------- ------------- ------
Revenues:
Net investment income (loss)......................................   $194.0      $ 43.3      $(16.6)    $220.7
Premiums..........................................................     62.4       158.8         0.3      221.5
Net realized investment gains.....................................       --          --         7.5        7.5
Other income......................................................      1.0        (0.3)        0.5        1.2
                                                                     ------      ------      ------     ------
Total revenues....................................................    257.4       201.8        (8.3)     450.9
                                                                     ------      ------      ------     ------
Benefits and expenses:
Interest credited.................................................    129.0         0.6          --      129.6
Benefits and other changes in policy reserves.....................     76.1       182.9         0.3      259.3
Underwriting, acquisition and insurance expenses, net of deferrals     15.2        20.9        (4.5)      31.6
Amortization of deferred acquisition costs and intangibles........     11.3         5.9          --       17.2
                                                                     ------      ------      ------     ------
   Total benefits and expenses....................................    231.6       210.3        (4.2)     437.7
                                                                     ------      ------      ------     ------
   Income before income taxes.....................................     25.8        (8.5)       (4.1)      13.2
   Provision (benefit) for income taxes...........................      9.2        (3.1)       (5.7)       0.4
                                                                     ------      ------      ------     ------
   Net income (loss)..............................................   $ 16.6      $ (5.4)     $  1.6     $ 12.8
                                                                     ======      ======      ======     ======

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

(1)(a) Resolution of Board of Directors of GE Capital Life Assurance Company of New York ("GE Capital Life") authorizing the establishment of the GE Capital Life Separate Account II (the "Separate Account").
            Previously filed on September 10, 1997 with initial filing to Form
            N-4 for GE Capital Life Separate Account II, Registration No.
            333-39955.

(2)         Not Applicable.

(3)(a)      Underwriting Agreement between GE Capital Life and Capital Brokerage
            Corporation. Previously filed on May 13, 1998 with Pre-Effective
            Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II,
            Registration No. 333-39955.

(3)(b)      Dealer Sales Agreement. Previously filed on May 13, 1998 with
            Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
            Separate Account II, Registration No. 333-39955.

(4)(a) Form of Policy NY1162 3/01. Previously Filed on June 26, 2003 with initial filing to Form N-4 for GE Capital Life Separate Account II.
            Registration No. 333-106511.

(4)(b)      Endorsements to Policy.

(4)(b)(i)   Form NY5179 3/02 Pension Endorsement. Previously Filed on June 26,
            2003 with initial filing to Form N-4 for GE Capital Life Separate
            Account II. Registration No. 333-106511.

(4)(b)(ii) Form NY5196 5/02 Section 403(b) Annuity Endorsement. Previously Filed on June 26, 2003 with initial filing to Form N-4 for GE Capital Life
            Separate Account II. Registration No. 333-106511.

(4)(b)(iii) Form NY5246 1/03 Vested Guaranteed Minimum Income Payment
            Endorsement. Previously Filed on June 26, 2003 with initial filing to
            Form N-4 for GE Capital Life Separate Account II. Registration No.
            333-106511.

(4)(b)(iv)  Form NY5247 1/03 Vested Guaranteed Minimum Income Payment
            Endorsement. Previously Filed on June 26, 2003 with initial filing to
            Form N-4 for GE Capital Life Separate Account II. Registration No.
            333-106511.

(5)(a)      Form of Variable Annuity Enrollment Form 19532 NY 4/2003. Previously
            Filed on June 26, 2003 with initial filing to Form N-4 for GE Capital
            Life Separate Account II. Registration No. 333-106511.

(5)(b) Variable Annuity Application. Previously Filed on June 26, 2003 with initial filing to Form N-4 for GE Capital Life Separate Account II.
            Registration No. 333-106511.

(6)(a)      Certificate of Incorporation of GE Capital Life. Previously filed on
            September 10, 1997 with initial filing to Form N-4 for GE Capital
            Life Separate Account II, Registration No. 333-39955.

(6)(b) By-Laws of GE Capital Life. Previously filed on September 10, 1997 with initial filing to Form N-4 for GE Capital Life Separate Account
            II, Registration No. 333-39955.

(7)         Reinsurance Agreements. Not Applicable.

(8)(a)     Form of Participation Agreement regarding GE Investments Funds, Inc.
           Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No.
           333-39955.

(8)(a)(i)  Amendment to Participation Agreement between GE Investments Funds,
           Inc. and GE Capital Life Assurance Company of New York. Previously filed on December 7, 2000 with Pre-Effective Amendment No. 1 to Form
           N-4 for GE Capital Life Separate Account II, Registration No.
           333-47016.

(8)(a)(ii) Amendment to Participation Agreement between GE Investments Funds,
           Inc. and GE Capital Life Assurance Company of New York. Previously filed on May 1, 2002 with Post-Effective Amendment 5 to Form N-4 for
           GE Capital Life Separate Account II, Registration No. 333-47016.

(9)        Opinion and Consent of Counsel. Filed herewith.

(10)       Other Opinions. Filed herewith.

(11)       Not Applicable.

(12)       Not Applicable.

(13)       Not Applicable.

Item 25.  Directors and Officers of GE Capital Life Assurance Company of New
York


Name                              Address                 Position with Company
----                              -------                 ---------------------
Marshal S. Belkin      345 Kear Street
                       Yorktown Heights,
                       New York 10598                 Director

Richard I. Byer        11 Westwind Road
                       Yonkers, NY 10710              Director

Bernard M. Eiber       55 Northern Boulevard,
                       Suite 302
                       Great Neck, New York 11021     Director

Kelly L. Groh          6610 West Broad Street
                       Richmond, Virginia 23230       Director

Paul A. Haley          6610 West Broad Street         Director, Senior Vice
                       Richmond, Virginia 23230       President and Chief Actuary

Jerry S. Handler       151 West 40th Street
                       New York, New York 10018       Director

Gerald A. Kaufman      15 Glenwood Road
                       Plainview, New York 11803      Director

Leon E. Roday          6620 West Broad Street         Director and Senior Vice
                       Richmond, Virginia 23230       President

Isidore Sapir          449 Golden River Drive
                       Golden Lakes Village
                       West Palm Beach, Florida 33411 Director

Pamela S. Schutz       6610 West Broad Street         Director and Executive Vice
                       Richmond, Virginia 23230       President

David J. Sloane        622 Third Avenue, 33rd         Director, Chairperson of the
                       Floor New York, New York 10017 Board, President and Chief
                                                      Executive Officer

Geoffrey S. Stiff      6610 West Broad Street         Director and Senior Vice
                       Richmond, Virginia 23230       President

Thomas M. Stinson      6630 West Broad Street         Director and President, Long
                       Richmond, Virginia 23230       Term Care Division

Thomas E. Duffy        6610 West Broad Street         Senior Vice President,
                       Richmond, Virginia 23230       General Counsel and Secretary

J. Kevin Helmintoller  6610 West Broad Street         Senior Vice President and
                       Richmond, Virginia 23230       Chief Financial Officer

William R. Wright, Jr. 6604 West Broad Street         Senior Vice President and
                       Richmond, Virginia 23230       Chief Investment Officer

Heather C. Harker      6610 West Broad Street         Vice President and Associate
                       Richmond, Virginia 23230       General Counsel

John E. Karaffa        6610 West Broad Street
                       Richmond, Virginia 23230       Vice President and Controller

Gary T. Prizzia        6620 West Broad Street
                       Richmond, Virginia 23230       Treasurer

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]

*General Electric Company



   A provider of products including major appliances; lighting products; industrial automation products; medical diagnostic imaging systems; bioscience assays and separation technology products; electrical distribution and control equipment; locomotives; power generation and delivery products; nuclear power support services and fuel assemblies; commercial and military aircraft jet engines; chemicals and equipment for treatment of water and process systems; security equipment and systems; and engineered materials, such as plastics and silicones.



   In addition, General Electric Company provides services including product services; electrical product supply houses; electrical apparatus installation, engineering, and repair and rebuilding services. Through our affiliate, NBC Universal, Inc., we produce and deliver network television services, operate television stations, produce and distribute motion pictures, operate cable/satellite networks, operate theme parks, and program activities in multimedia and the Internet. Through another affiliate, General Electric Capital Services, Inc., we offer a broad array of financial and other services including consumer financing, commercial and industrial financing, real estate financing, asset management and leasing, mortgage services, consumer savings and insurance services, and specialty insurance and reinsurance.


Item 27.  Number of Contract Owners


   There were 42 owners of Qualified Contracts and 117 owners of Non-Qualified Contracts as of April 14, 2005.


Item 28.  Indemnification

   (a) Article VIII, Section 1 of the By-Laws of GE Capital Life Assurance Company of New York provides that:

      (a) The Corporation may indemnify any person, made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the Corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other Corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the Corporation, or served such other Corporation, partnership, joint venture, trust, employee benefit plan, or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including fines, amounts paid in settlement and reasonable expenses, including attorney's fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonable believed to be in, or, in the case of service for any other Corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

      (b) The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other Corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation or that he had reasonable cause to believe that his conduct was unlawful.

      (c) A Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he, his testator or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other Corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in or in the case of service for other Corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to the best interests of the Corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action or a pending action which is settled or otherwise disposed of or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement and expenses as the court deems proper.

      (d) For the purpose of this section, the Corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Corporation.

   Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

   (b)  Rule 484 Undertaking

   Section 722 of the Code of New York, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and
(3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of New York in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

Item 29.  Principal Underwriter


   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through GE Capital Life Separate Account II and GE Capital Life Separate Account III.


   (b)


       Name                  Address            Positions and Offices with Underwriter
       ----                  -------            --------------------------------------
James J. Buddle..... 6620 W. Broad St.        Director
                     Richmond, VA 23230
Robert T. Methven... 6610 W. Broad St.        Director, President and Chief Executive
                     Richmond, VA 23230       Officer
Geoffrey S. Stiff... 6610 W. Broad St.        Director and Senior Vice President
                     Richmond, VA 23230
Richard P. McKenney. 6620 W. Broad St.        Senior Vice President
                     Richmond, VA 23230
Edward J. Wiles, Jr. 3001 Summer St.,         Senior Vice President and Chief Compliance
                     2nd Floor                Officer
                     Stamford, CT 06905
Ward E. Bobitz...... 6620 W. Broad Street     Vice President and Assistant Secretary
                     Richmond, VA 23230
Brenda A. Daglish... 6604 West Broad St.      Vice President and Assistant Treasurer
                     Richmond, VA 23230
William E. Daner,    6610 W. Broad St.        Vice President, Counsel and Secretary
  Jr................ Richmond, VA 23230
Melissa K. Gray..... 6620 W. Broad St.        Vice President
                     Richmond, VA 23230
J. Kevin             6610 W. Broad Street     Vice President and Chief Financial Officer
  Helmintoller...... Richmond, Virginia 23230
James H. Reinhart... 6610 W. Broad St.        Vice President
                     Richmond, VA 23230
John E. Karaffa..... 6610 W. Broad St.        Vice President, Controller and Financial &
                     Richmond, VA 23230       Operations Principal
James J. Kuncl...... 200 N. Martingale Rd.    Vice President
                     Schaumburg, IL 60173
Jamie S. Miller..... 6620 W. Broad St.        Vice President
                     Richmond, VA 23230
Gary T. Prizzia..... 6620 W. Broad Street     Treasurer
                     Richmond, VA 23230
Russell S. Rubino... 6620 W. Broad St.        Vice President
                     Richmond, VA 23230



   (c)



                                   (2)
             (1)                   Net
           Name of            Underwriting        (3)           (4)
          Principal           Discounts and  Compensation    Brokerage      (5)
         Underwriter           Commissions   on Redemption  Commissions Compensation
         -----------          -------------  -------------  ----------- ------------
Capital Brokerage Corporation Not Applicable Not Applicable    12.0%      $59,509

Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Capital Life Assurance Company of New York at its Service Center at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   All management contracts are discussed in Part A or Part B of this Registration Statement.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to GE Capital Life Assurance Company of New York at the address or phone number listed in the prospectus.


  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.



   GE Capital Life Assurance Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Capital Life Assurance Company of New York.


  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   GE Capital Life Assurance Company of New York represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 26th day of April, 2005.


                                   GE CAPITAL LIFE SEPARATE ACCOUNT II
                                   (Registrant)

                               By:            /s/  GEOFFREY S. STIFF
                                   -----------------------------------
                                                 Geoffrey S. Stiff
                                               Senior Vice President
                                   GE Capital Life Assurance Company of New York

                                   GE CAPITAL LIFE ASSURANCE COMPANY
                                     OF NEW YORK
                                   (Depositor)

                               By:            /s/  GEOFFREY S. STIFF
                                   -----------------------------------
                                                 Geoffrey S. Stiff
                                               Senior Vice President
                                   GE Capital Life Assurance Company of New York

   As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


            Signature                 Title                   Date
            ---------                 -----                   ----

                *         Director and Executive Vice    April 26, 2005
        -----------------   President
        Pamela S. Schutz

                *         Director                       April 26, 2005
        -----------------
        Marshal S. Belkin

                *         Director                       April 26, 2005
        -----------------
         Richard I. Byer

                *         Director                       April 26, 2005
        -----------------
        Bernard M. Eiber

                *         Director                       April 26, 2005
        -----------------
          Kelly L. Groh

                *         Director, Senior Vice          April 26, 2005
        -----------------   President and Chief Actuary
          Paul A. Haley

                *         Director                       April 26, 2005
        -----------------
        Jerry S. Handler

                *         Director                       April 26, 2005
        -----------------
        Gerald A. Kaufman

                *         Director and Senior Vice       April 26, 2005
        -----------------   President
          Leon E. Roday

            Signature                      Title                   Date
            ---------                      -----                   ----

                *              Director                       April 26, 2005
   ---------------------------
          Isidore Sapir

                *              Director, Senior Vice          April 26, 2005
   ---------------------------   President and Chief
         David J. Sloane         Administrative Officer

     /s/  GEOFFREY S. STIFF    Director and Senior Vice       April 26, 2005
   ---------------------------   President
        Geoffrey S. Stiff

                *              Director and President, Long   April 26, 2005
   ---------------------------   Term Care Division
        Thomas M. Stinson

                *              Senior Vice President,         April 26, 2005
   ---------------------------   General Counsel and
         Thomas E. Duffy         Secretary

                *              Senior Vice President and      April 26, 2005
   ---------------------------   Chief Financial Officer
      J. Kevin Helmintoller

                *              Vice President and Controller  April 26, 2005
   ---------------------------
         John E. Karaffa

   *By: /s/  GEOFFERY S. STIFF , pursuant to Power of         April 26, 2005
   ---------------------------   Attorney executed on March
        Geoffery S. Stiff        15, 2005